United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-5950

                      (Investment Company Act File Number)


                          Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 7/31/06


                Date of Reporting Period: Quarter ended 10/31/05







Item 1.     Schedule of Investments

Automated Cash Management Trust
Portfolio of Investments
October 31, 2005 (unaudited)

       Principal
       Amount                                                                                      Value
                            Asset-Backed Securities--2.3%
                            Finance - Automotive--1.8%
$      25,000,000           Capital One Auto Finance Trust 2005-C, Class A1,
                            4.097%, 10/15/2006                                              $     25,000,000
       48,852               DaimlerChrysler Auto Trust 2005-B, Class A1, 3.260%,
                            5/8/2006                                                                  48,852
       9,494,067            Ford Credit Auto Owner Trust 2005-C, Class A1, 3.950%,
                            6/15/2006                                                              9,494,067
       10,711,765           Merrill Auto Trust Securitization 2005-1, Class A1,
                            3.472%, 6/26/2006                                                     10,711,765
       460,404              Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%,
                            3/20/2006                                                                460,404
                            Total                                                                 45,715,088
                            Finance - Equipment--0.5%
       2,810,995            CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006                 2,810,995
       9,445,020            CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006                9,445,019
                            Total                                                                 12,256,014
                            Total Asset-Backed Securities                                         57,971,102
                            Certificates Of Deposit--17.7%
                            Banking--17.7%
       15,000,000           Barclays Bank PLC, 3.700%, 11/8/2005                                  15,000,000
       40,000,000           BNP Paribas SA, 3.410% - 3.730%, 11/7/2005 - 11/14/2005               40,000,000
       8,000,000            Credit Agricole Indosuez NY,  3.950%, 7/14/2006                        8,000,000
       44,000,000           Citibank NA, New York, 3.700% - 3.900%, 11/15/2005 -
                            12/22/2005                                                            44,000,000
       20,000,000           Citizens Bank of Pennsylvania, 4.130%, 1/13/2006                      20,001,605
       97,000,000           Credit Suisse, Zurich, 3.640% - 4.170%, 11/1/2005 -
                            3/29/2006                                                             97,000,000
       15,000,000           DePfa Bank PLC, 4.195%, 1/30/2006                                     15,000,000
       15,000,000           Deutsche Bank AG, 4.500%, 10/13/2006                                  15,000,000
       13,000,000           HSBC Bank USA, 3.700% - 3.995%, 11/9/2005 - 7/18/2006                 12,999,988
       15,000,000           Royal Bank of Scotland PLC, Edinburgh, 4.397%, 10/4/2006              14,999,663
       20,000,000           Societe Generale, Paris, 3.550%, 1/25/2006                            20,000,000
       45,000,000           SunTrust Bank, 3.940% - 3.980%, 1/23/2006 - 2/21/2006                 45,000,000
       59,000,000           Svenska Handelsbanken, Stockholm, 3.700% - 4.045%,
                            11/9/2005 - 7/26/2006                                                 59,000,852
       10,000,000           Toronto Dominion Bank, 3.570%, 2/13/2006                              10,000,000
       25,000,000           UBS AG, 4.040%, 12/13/2005                                            25,000,000
                            Total certificates of deposit                                        441,002,108
                            Collateralized Loan Agreements--8.8%
                            Banking--2.0%
       50,000,000           IXIS Financial Products Inc., 4.162%, 11/1/2005                       50,000,000
                            Brokerage--6.8%
       75,000,000           Citigroup Global Markets, Inc., 4.162%, 11/1/2005                     75,000,000
       45,000,000           Goldman Sachs & Co., 4.132% - 4.162%, 11/1/2005                       45,000,000
       50,000,000           Merrill Lynch & Co., Inc., 4.212%, 11/1/2005                          50,000,000
                            Total                                                                170,000,000
                            Total Collateralized Loan Agreements                                 220,000,000
                            Commercial Paper --26.4%(1)
                            Banking--11.5%
       50,000,000           Bank of America Corp., 3.860%, 12/21/2005                             49,731,944
       15,000,000           Barclays US Funding Corp., (GTD by Barclays Bank PLC),
                            3.670%, 11/8/2005                                                     14,989,296
       20,000,000 (2)       Blue Spice LLC, (Deutsche Bank AG SWP), 3.870%,
                            12/21/2005                                                            19,892,500
       58,500,000 (2)       Fountain Square Commercial Funding Corp., 3.710% -
                            4.020%, 11/15/2005 - 11/30/2005                                       58,370,608
       10,000,000           HBOS Treasury Services PLC, 3.700%, 11/16/2005                         9,984,583
       20,950,000 (2)       Long Lane Master Trust IV, (Bank of America N.A. SWP),
                            3.700%, 11/14/2005                                                    20,922,008
       17,945,000           Los Angeles County, CA Metropolitan Transportation
                            Authority, (Bank of America N.A. LOC), 3.840%, 11/3/2005              17,945,000
       13,500,000           Louis Dreyfus Corp., (Barclays Bank PLC LOC), 4.030%,
                            11/30/2005                                                            13,456,174
       80,000,000 (2)       Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.530% -
                            4.030%, 12/6/2005 - 12/20/2005                                        79,642,222
                            Total                                                                284,934,335
                            Finance - Automotive--3.8%
       41,300,000           DaimlerChrysler Revolving Auto Conduit LLC, (Series
                            A1+/P1), 4.030%, 12/1/2005                                            41,161,301
       54,500,000           FCAR Auto Loan Trust, (Series A1+/P1), 3.670% - 3.750%,
                            11/7/2005 - 12/8/2005                                                 54,373,060
                            Total                                                                 95,534,361
                            Finance - Commercial--1.5%
       29,300,000           CIT Group, Inc., 3.710% - 3.850%, 12/6/2005 - 1/24/2006               29,140,553
       9,000,000  (2)       Fairway Finance Co. LLC, 3.770%, 12/13/2005                            8,960,415
                            Total                                                                 38,100,968
                            Finance - Retail--2.0%
       16,000,000 (2)       Compass Securitization LLC, 3.810%, 12/15/2005                        15,925,493
       35,000,000 (2)       Paradigm Funding LLC, 3.750% - 3.760%, 12/13/2005 -
                            12/14/2005                                                            34,845,714
                            Total                                                                 50,771,207
                            Finance - Securities--5.3%
       25,000,000 (2)       Galaxy Funding Inc., 3.780% - 4.120%, 12/14/2005 -
                            1/30/2006                                                             24,831,471
       30,000,000 (2)(,3)   Georgetown Funding Co. LLC, 3.830% - 4.050%, 11/6/2005
                            - 12/1/2005                                                           29,934,333
       10,000,000 (2)       Grampian Funding LLC, 3.670%, 11/8/2005                                9,992,864
       5,000,000  (2)       K2 (USA) LLC, (GTD by K2 Corp.), 3.720%, 11/18/2005                    4,991,217
       45,000,000 (2)       Perry Global Funding LLC (Series A), 3.870% - 4.000%,
                            12/13/2005 - 12/22/2005                                               44,769,604
       7,000,000  (2)       Scaldis Capital LLC, 3.680%, 11/8/2005                                 6,994,991
       11,000,000 (2)       Sigma Finance, Inc., (GTD by Sigma Finance Corp.),
                            3.400%, 11/16/2005                                                    10,984,417
                            Total                                                                132,498,897
                            Insurance--2.3%
       57,000,000 (2)       Aspen Funding Corp., 3.770% - 4.150%, 12/14/2005 -
                            2/1/2006                                                              56,578,101
                            Total Commercial Paper                                               658,417,869
                            Corporate Note--0.4%
                            Finance - Securities--0.4%
       10,000,000 (2)       K2 (USA) LLC, (GTD by K2 Corp.), 3.980%, 7/25/2006                     9,999,636
                            Loan Participation--0.6%
                            Chemicals--0.6%
       15,000,000           DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.)
                            de Nemours & Co.), 4.030%, 12/30/2005                                 15,000,000
                            Notes - Variable --37.2%(4)
                            Banking--11.9%
       4,960,000            AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC),
                            4.120%, 11/3/2005                                                      4,960,000
       400,000              Alabama Paper Products LLC, (Series 2003), (Amsouth
                            Bank N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                        400,000
       4,785,000            American Concrete Pumping LLC, (Series 2004), (Amsouth
                            Bank N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                      4,785,000
       40,000,000 (2)       BNP Paribas SA, 4.021%, 11/28/2005                                    40,000,000
       20,000,000           Barclays Bank PLC, 3.823%, 11/7/2005                                  19,997,646
       3,045,000            C. J. Krehbiel Co., (Series 2000), (Fifth Third Bank,
                            Cincinnati LOC), 4.070%, 11/3/2005                                     3,045,000
       5,705,000            CNOS Building LLC, (U.S. Bank, N.A. LOC), 4.000%,
                            11/2/2005                                                              5,705,000
       21,000,000           Calyon, Paris, 3.991%, 11/23/2005                                     20,998,503
       3,305,000            Capital One Funding Corp., (Series 1999-B), (J.P.
                            Morgan Chase Bank, N.A. LOC), 4.050%, 11/3/2005                        3,305,000
       20,000,000           Credit Suisse, Zurich, 3.980%, 12/29/2005                             20,000,000
       30,000,000 (2)       DePfa Bank PLC, 3.880%, 12/15/2005                                    30,000,000
       7,960,000            E & J Investments LLC, Bradner Village Health Care,
                            (Series 1999), (LaSalle Bank, N.A. LOC), 4.170%,
                            11/3/2005                                                              7,960,000
       7,610,000            Elsinore Properties LP, (Series 1998), (Fifth Third
                            Bank, Cincinnati LOC), 4.070%, 11/3/2005                               7,610,000
       6,020,000            Grand Chute, WI, (U.S. Bank, N.A. LOC), 4.000%,
                            11/2/2005                                                              6,020,000
       15,000,000           Greenwich Capital Holdings, Inc., (GTD by Royal Bank of
                            Scotland PLC, Edinburgh), 3.900%, 11/14/2005                          15,000,000
       25,000,000 (2)       HBOS Treasury Services PLC, 3.870%, 11/21/2005                        25,000,000
       1,920,000            HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama
                            LOC), 4.280%, 11/17/2005                                               1,920,000
       7,945,000            Infirmary Health Systems, Inc., (Regions Bank, Alabama
                            LOC), 4.070%, 11/3/2005                                                7,945,000
       2,400,000            K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.;
                            Kentucky Motor Services, Inc.; Mad River Auto Parts,
                            Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S.
                            Bank, N.A. LOC), 4.080%, 11/3/2005                                     2,400,000
       2,795,000            L.B. Industries, (Series 2000), (U.S. Bank, N.A. LOC),
                            4.080%, 11/3/2005                                                      2,795,000
       5,000,000  (2)       Los Angeles, CA, MERLOTS (Series 2000-A) (H&H Theatre),
                            (Wachovia Bank N.A. LOC), 4.070%, 11/2/2005                            5,000,000
       8,000,000            Mississippi Business Finance Corp., Howard Industries,
                            Inc., (Series 1999), (Amsouth Bank N.A., Birmingham, AL
                            LOC), 4.070%, 11/3/2005                                                8,000,000
       1,400,000            Racetrac Capital LLC, (Series 2000), (Regions Bank,
                            Alabama LOC), 4.100%, 11/3/2005                                        1,400,000
       7,080,000            Rollins College, (Series 1998), (SunTrust Bank LOC),
                            4.000%, 11/2/2005                                                      7,080,000
       3,841,000            Sandridge Food Corp., (National City Bank, Ohio LOC),
                            4.080%, 11/3/2005                                                      3,841,000
       825,000              Seven Hills School, (Series 2000), (Fifth Third Bank,
                            Cincinnati LOC), 4.080%, 11/3/2005                                       825,000
       3,900,000            South Pittsburg, TN IDB, Lodge Manufacturing Co.
                            Project, (Series 1999), (SunTrust Bank LOC), 4.000%,
                            11/2/2005                                                              3,900,000
       10,000,000           Svenska Handelsbanken, Stockholm, 3.800%, 11/3/2005                    9,998,159
       20,000,000           Wells Fargo & Co., 3.910%, 11/2/2005                                  20,000,000
       5,200,000            White Hydraulics, Inc., (Series 1999), (Amsouth Bank
                            N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                           5,200,000
       380,000              Winona Lake, IN, (Series 1999-B), Grace Villiage, (U.S.
                            Bank, N.A. LOC), 4.280%, 11/3/2005                                       380,000
                            Total                                                                295,470,308
                            Brokerage--8.5%
       10,000,000           Goldman Sachs Group, Inc., 3.860%, 11/7/2005                          10,000,000
       25,000,000 (2)       Goldman Sachs Group, Inc., 3.990%, 11/15/2005                         25,001,939
       20,000,000           Goldman Sachs Group, Inc., Promissory Notes, 3.970%,
                            11/8/2005                                                             20,000,000
       25,000,000           Merrill Lynch & Co., Inc., 3.894% - 3.950%, 11/4/2005 -
                            11/15/2005                                                            25,000,000
       35,000,000 (2)       Merrill Lynch & Co., Inc., 4.140%, 11/14/2005                         35,000,000
       96,000,000           Morgan Stanley, 3.850% - 4.100%, 11/1/2005 - 11/28/2005               96,000,000
                            Total                                                                211,001,939
                            Electrical Equipment--0.7%
       17,300,240           Northwest Airlines, Inc., (GTD by General Electric
                            Co.), 4.000%, 11/7/2005                                               17,300,240
                            Finance - Commercial--2.7%
       35,000,000 (2)       Fairway Finance Co. LLC, 3.950% - 3.981%, 11/21/2005 -
                            11/23/2005                                                            34,999,217
       32,400,000 (2)       General Electric Capital Corp., 4.040% - 4.070%,
                            11/9/2005 - 11/17/2005                                                32,400,000
                            Total                                                                 67,399,217
                            Finance - Retail--3.3%
       27,000,000 (2)       Compass Securitization LLC, 3.845% - 3.935%, 11/7/2005
                            - 11/18/2005                                                          26,999,652
       39,000,000 (2)       Paradigm Funding LLC, 3.930%, 11/17/2005                              39,000,000
       15,000,000           SLM Corp., 4.400%, 1/25/2006                                          15,007,574
                            Total                                                                 81,007,226
                            Finance - Securities--3.6%
       48,000,000 (2)       K2 (USA) LLC, (GTD by K2 Corp.), 3.895% - 3.986%,
                            11/14/2005 - 11/23/2005                                               47,995,159
       41,000,000 (2)       Sigma Finance, Inc., (GTD by Sigma Finance Corp.),
                            3.825% - 4.270%, 11/1/2005 - 1/25/2006                                40,999,983
                            Total                                                                 88,995,142
                            Government Agency--1.1%
       780,000              Alabama HFA MFH, Turtle Lake Project (Series 2000-B),
                            (FNMA LOC), 4.140%, 11/3/2005                                            780,000
       7,000,000            Direct One Funding Corp., (FNMA LOC), 4.030%, 11/3/2005                7,000,000
       6,665,000            Jefferson County, KY HFDA, (Series 2000), (Federal Home
                            Loan Bank of Cincinnati LOC), 4.170%, 11/3/2005                        6,665,000
       2,330,000            Kentucky EDFA, (Series 2002), (Federal Home Loan Bank
                            of Cincinnati LOC), 4.170%, 11/3/2005                                  2,330,000
       3,840,000            Kentucky EDFA, Henderson County Health Care Corp.,
                            (Federal Home Loan Bank of Cincinnati LOC), 4.170%,
                            11/3/2005                                                              3,840,000
       3,280,000            Lexington Fayette, KY, (Series 2001), (Federal Home
                            Loan Bank of Cincinnati LOC), 4.170%, 11/3/2005                        3,280,000
       4,000,000            Louisiana Public Facilities Authority, Emberwood Apt.
                            Complex, (Series 2003-B), (FNMA LOC), 4.110%, 11/3/2005                4,000,000
                            Total                                                                 27,895,000
                            Insurance--5.0%
       25,000,000           Allstate Life Insurance Co., 4.010%, 11/1/2005                        25,000,000
       21,000,000           GE Capital Assurance Co., 3.840% - 3.960%, 11/9/2005 -
                            12/1/2005                                                             21,000,000
       5,000,000            Hartford Life Global Funding Trust, 3.950%, 11/15/2005                 5,000,000
       20,000,000 (2)       MBIA Global Funding LLC, 3.884%, 12/16/2005                           20,003,916
       53,000,000           Monumental Life Insurance Co., 4.000% - 4.030%,
                            11/1/2005 - 12/1/2005                                                 53,000,000
                            Total                                                                124,003,916
                            Pharmaceuticals & Healthcare--0.4%
       10,000,000 (2)       Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.),
                            3.830%, 11/1/2005                                                     10,000,000
                            Total Notes - Variable                                               923,072,988
                            Mutual Fund--0.4%
                            Asset Management--0.4%
       10,000,000           AIM Short-Term Investments Co. Liquid Assets Portfolio                10,000,000
                            Time Deposit--2.2%(1)
                            Banking--2.2%
       55,000,000           Toronto Dominion Bank, 4.063%, 11/1/2005                              55,000,000
                            Repurchase Agreement--3.8%
       95,695,000           Interest in $1,500,000,000 joint repurchase agreement
                            4.050%, dated 10/31/2005 under which Credit Suisse
                            First Boston LLC will repurchase U.S. Government Agency
                            securities with various maturities to 10/1/2035 for
                            $1,500,168,750 on 11/1/2005.  The market value of the
                            underlying securities at the end of the period was
                            $1,530,006,577.                                                       95,695,000
                            Total Investments--99.8%                                            2,486,158,703
                            (at amortized cost)(5)
                            other assets and liabilities -net -0.2%                                4,908,792
                            total net assets -100%                                          $  2,491,067,495

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $850,035,460 which represents 34.1% of total net assets.
3      Reflects potential extension period.
4      Floating rate note with current rate and next reset date shown.
5      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Investments in other open-end registered investment companies are valued at net asset value.


The following acronyms are used throughout this portfolio:
EDFA        --Economic Development financing Authority
FNMA        --Federal National Mortgage Association
GTD         --Guaranteed
HFA         --Housing Finance Authority
HFDA        --Health Facility Development Authority
IDB         --Industrial Development Bond
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts - Liquidity Optional Tender
            Services
MFH         --Multi-Family Housing
SWP         --Swap Agreement


Automated Government Money Trust
Portfolio of Investments
October 31, 2005 (unaudited)

      Principal
      Amount                                                                              Value
                              U.S. Treasury--3.6%
$  2,500,000           United States Treasury Notes, 2.500%, 5/31/2006           $        2,485,861
   5,500,000           United States Treasury Notes, 2.500%, 10/31/2006                   5,409,623
   15,500,000          United States Treasury Notes, 2.750%, 6/30/2006                   15,401,533
   5,250,000           United States Treasury Notes, 2.750%, 7/31/2006                    5,204,687
                       Total U.S. Treasury                                               28,501,704
                       Repurchase Agreements--96.2%
   156,000,000         Interest in $1,784,000,000 joint repurchase
                       agreement 3.980%, dated 10/31/2005 under which BNP
                       Paribas Securities Corp. will repurchase U.S.
                       Treasury securities with various maturities to
                       4/15/2032 for $1,784,197,231 on 11/1/2005.  The
                       market value of the underlying securities at the end
                       of the period was $1,819,680,799.                                156,000,000
   25,000,000    (1)   Interest in $400,000,000 joint repurchase agreement
                       4.000%, dated 10/25/2005 under which Credit Suisse
                       First Boston LLC will repurchase U.S. Treasury
                       securities with various maturities to 4/15/2029 for
                       $403,777,778 on 1/19/2006.  The market value of the
                       underlying securities at the end of the period was
                       $416,981,782.                                                     25,000,000
   10,000,000          Interest in $100,000,000 joint repurchase agreement
                       3.860%, dated 10/31/2005 under which Deutsche Bank
                       Securities, Inc. will repurchase U.S. Treasury
                       securities with various maturities to 3/15/2009 for
                       $100,010,722 on 11/1/2005.  The market value of the
                       underlying securities at the end of the period was
                       $102,011,291.                                                     10,000,000
   156,000,000         Interest in $2,750,000,000 joint repurchase
                       agreement 3.960%, dated 10/31/2005 under which
                       Deutsche Bank Securities, Inc. will repurchase U.S.
                       Treasury securities with various maturities to
                       5/15/2015 for $2,750,302,500 on 11/1/2005.  The
                       market value of the underlying securities at the end
                       of the period was $2,805,309,203.                                156,000,000
   163,222,000         Interest in $2,749,000,000 joint repurchase
                       agreement 3.960%, dated 10/31/2005 under which J.P.
                       Morgan Securities, Inc. will repurchase U.S.
                       Treasury securities with various maturities to
                       2/15/2031 for $2,749,302,390 on 11/1/2005.  The
                       market value of the underlying securities at the end
                       of the period was $2,804,544,423.                                163,222,000
   25,000,000    (1)   Interest in $500,000,000 joint repurchase agreement
                       4.000%, dated 10/25/2005 under which Merrill Lynch
                       Government Securities will repurchase U.S. Treasury
                       securities with various maturities to 8/15/2012 for
                       $504,666,667 on 1/19/2006.  The market value of the
                       underlying securities at the end of the period was
                       $510,001,878.                                                     25,000,000
   145,000,000         Interest in $1,865,000,000 joint repurchase
                       agreement 3.960%, dated 10/31/2005 under which
                       Morgan Stanley & Co., Inc. will repurchase U.S.
                       Treasury securities with various maturities to
                       2/15/2021 for $1,865,205,150 on 11/1/2005.  The
                       market value of the underlying securities at the end
                       of the period was $1,902,690,963.                                145,000,000
   10,000,000          Interest in $142,000,000 joint repurchase agreement
                       3.860%, dated 10/31/2005 under which UBS Securities
                       LLC will repurchase U.S. Treasury securities with
                       various maturities to 5/15/2008 for $142,015,226 on
                       11/1/2005.  The market value of the underlying
                       securities at the end of the period was $144,843,693.             10,000,000
   37,000,000    (1)   Interest in $700,000,000 joint repurchase agreement
                       3.880%, dated 9/28/2005 under which UBS Securities
                       LLC will repurchase U.S. Treasury securities with
                       various maturities to 4/15/2009 for $707,393,556 on
                       1/5/2006.  The market value of the underlying
                       securities at the end of the period was $716,995,237.             37,000,000
   16,000,000    (1)   Interest in $240,000,000 joint repurchase agreement
                       3.960%, dated 10/25/2005 under which UBS Securities
                       LLC will repurchase U.S. Treasury securities with
                       various maturities to 3/15/2010 for $241,742,400 on
                       12/30/2005.  The market value of the underlying
                       securities at the end of the period was $245,800,242.             16,000,000
   18,000,000    (1)   Interest in $300,000,000 joint repurchase agreement
                       4.020%, dated 10/28/2005 under which UBS Securities
                       LLC will repurchase U.S. Treasury securities with
                       various maturities to 4/15/2028 for $302,512,500 on
                       1/11/2006.  The market value of the underlying
                       securities at the end of the period was $307,997,598.             18,000,000
                       Total Repurchase Agreements                                      761,222,000
                       Total Investments--99.8%
                       (AT AMORTIZED COST)(2)                                           789,723,704
                       Other assets and liabilities--net--0.2%                            1,457,682
                       Total Net assets--100%                                     $     791,181,386

1 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2      Also represents cost for federal tax purposes.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

The following acronym is used throughout this portfolio:
LLC         --Limited Liability Corporation


Federated Capital Reserves Fund
Portfolio of Investments
October 31, 2005 (unaudited)

      Principal
      Amount                                                                                 Value
                              Asset-Backed Securities -- 2.6%
                              Finance - Automotive-- 1.8%
$     1,628,405               DaimlerChrysler Auto Trust 2005-B, Class A1,                   1,628,405
                              3.260%, 5/8/2006                                      $
      67,957,452              GS Auto Loan Trust 2005-1, Class A1, 3.848%,
                              8/15/2006                                                     67,957,452
      248,680                 Honda Auto Receivables Owner Trust 2005-2, Class
                              A1, 3.182%, 5/15/2006                                            248,680
      18,787,093              HSBC Automotive Trust 2005-2, Class A1, 3.703%,
                              8/17/2006                                                     18,787,093
      22,953,782              Merrill Auto Trust Securitization 2005-1, Class
                              A1, 3.472%, 6/26/2006                                         22,953,782
      20,000,000              Nissan Auto Lease Trust 2005-A, Class A1, 4.271%,
                              11/15/2006                                                    20,000,000
      8,654,996               Nissan Auto Receivables Owner Trust 2005-B, Class
                              A1, 3.358%, 6/15/2006                                          8,654,996
                              Total                                                        140,230,408
                              Finance - Equipment -- 0.7%
      127,773                 CNH Equipment Trust 2005-A, Class A1, 3.080%,
                              4/7/2006                                                         127,773
      18,890,039              CNH Equipment Trust 2005-B, Class A1, 3.908%,
                              10/6/2006                                                     18,890,039
      22,081,885              John Deere Owner Trust 2005-A, Class A1, 3.396%,
                              6/15/2006                                                     22,081,884
      14,946,338              Navistar Financial Corp. Owner Trust 2005-A,
                              Class A1, 3.616%, 7/17/2006                                   14,946,338
                              Total                                                         56,046,034
                              Insurance -- 0.1%
      4,586,264               Onyx Acceptance Auto Owner Trust 2005-B, Class
                              A1, (Insured by FGIC), 3.615%, 7/17/2006                       4,586,264
      3,623,004               Triad Automobile Receivables Trust 2005-A, Class
                              A1, (Insured by Ambac Financial Group, Inc.),
                              3.300%, 6/12/2006                                              3,623,004
                              Total                                                          8,209,268
                              Total Asset-Backed Securities                                204,485,710
                              CertificateS Of Deposit -- 21.3%
                              Banking -- 21.3%
      30,000,000              Amsouth Bank N.A., Birmingham, AL, 4.040%,
                              1/24/2006                                                     29,936,512
      100,000,000             Barclays Bank PLC, 3.735%, 11/14/2005                        100,000,000
      45,000,000              Calyon, Paris, 3.911%, 7/14/2006                              45,000,000
      160,000,000             Citibank NA, New York, 3.735% - 3.900%,
                              11/15/2005 -12/22/2005                                       160,000,000
      25,000,000              Compass Bank, Birmingham, 3.820%, 12/14/2005                  25,000,000
      247,135,000             Credit Suisse, Zurich,  3.640% - 4.170%,
                              11/1/2005 - 3/29/2006                                        247,118,718
      180,000,000             DePfa Bank PLC, 3.740% - 4.195%, 11/14/2005 -
                              1/30/2006                                                    180,000,000
      106,000,000             Deutsche Bank AG, 4.352% - 4.450%, 10/4/2006
                              -10/13/2006                                                  106,002,733
      500,000                 HBOS Treasury Services PLC, 3.556%,  12/30/2005                  499,552
      126,000,000             HSBC Bank USA, 3.705%, 11/9/2005                             125,999,960
      48,000,000              Societe Generale, Paris, 3.532%, 1/25/2006                    48,000,000
      72,000,000              Svenska Handelsbanken, Stockholm, 3.843% -
                              3.999%, 7/5/2006 - 7/26/2006                                  72,002,455
      85,000,000              Toronto Dominion Bank, 3.547% - 3.559%, 2/15/2006
                              - 2/21/2006                                                   85,000,000
      273,000,000             Washington Mutual Bank, 3.780% - 4.090%,
                              11/1/2005 - 12/19/2005                                       273,000,000
      168,000,000             Wilmington Trust Co., 3.720% -3.880%, 11/8/2005
                              -12/19/2005                                                  168,000,000
                              Total Certificate Of Deposit                                1,665,559,930
                              Collateralized Loan Agreements-- 13.3%
                              Banking-- 2.6%
      200,000,000             BNP Paribas Securities Corp., 4.173%, 11/1/2005              200,000,000
                              Brokerage--10.7%
      150,000,000             Bear Stearns Cos., Inc., 4.183%, 11/1/2005                   150,000,000
      185,000,000             Citigroup Global Markets, Inc., 4.163%, 11/1/2005            185,000,000
      300,000,000             Goldman Sachs & Co., 4.163%, 11/1/2005                       300,000,000
      75,000,000              Merrill Lynch & Co., Inc., 4.213%, 11/1/2005                  75,000,000
      125,000,000             Morgan Stanley & Co., Inc., 4.110% - 4.163%,
                              11/1/2005                                                    125,000,000
                              Total                                                        835,000,000
                              Total Collateralized Loan Agreements                        1,035,000,000
                              Commercial Paper -- 25.5%(1)
                              Aerospace / Auto - 1.5%
      38,600,000      (2)     Nissan Motor Acceptance Corp., (Nissan Motor Co.,
                              Ltd. Support Agreement), 3.803% - 4.132%,
                              11/7/2005 - 12/12/2005                                        38,535,221
      78,600,000      (2)     Volkswagen of America, Inc., (Guaranteed by
                              Volkswagen AG), 4.033% -4.052%, 11/2/2005 -
                              11/16/2005                                                    78,523,950
                              Total                                                        117,059,171
                              Banking--7.8%
      75,000,000              Barclays US Funding Corp., (Guaranteed by
                              Barclays Bank PLC), 3.705%, 11/8/2005                         74,946,479
      100,000,000     (2)     Blue Spice LLC, (Deutsche Bank AG Swap
                              Agreement), 3.684% - 4.143%,   11/4/2005 -
                              1/24/2006                                                     99,288,618
      100,000,000             Credit Suisse, Zurich, 3.845%, 11/22/2005                     99,777,167
      50,000,000      (2)     Fountain Square Commercial Funding Corp., 4.040%
                              , 11/29/2005                                                  49,843,472
      100,000,000             HBOS Treasury Services PLC, 3.736%, 11/16/2005                99,845,833
      100,000,000             KBC Financial Products International Ltd.,
                              (Guaranteed by KBC Bank N.V.), 3.845%, 11/22/2005             99,777,167
      84,500,000      (2)     Picaros Funding LLC, (Guaranteed by KBC Bank
                              N.V.), 3.557% - 4.379%,   12/20/2005 -7/10/2006               83,576,341
                              Total                                                        607,055,077
                              Consumer Product -- 1.0%
      78,550,000              Fortune Brands, Inc., 4.023% - 4.223%, 11/1/2005
                              - 1/9/2006                                                    78,187,148
                              Entertainment --0.3%
      26,100,000              Walt Disney Co., 4.162%, 12/13/2005                           25,973,937
                              Finance - Automotive -- 5.9%
      78,400,000              DaimlerChrysler North America Holding Corp.,
                              3.894% - 4.136%,
                              11/1/2005 - 11/28/2005                                        78,288,763
      383,400,000             FCAR Auto Loan Trust, A1+/P1 Series, 3.408% -
                              3.785%, 11/2/2005 - 12/8/2005                                382,790,218
                              Total                                                        461,078,981
                              Finance - Retail --2.3%
      10,000,000      (2)     Compass Securitization LLC, 3.847%, 12/15/2005                 9,953,433
      35,000,000      (2)     Falcon Asset Securitization Corp., 4.123%,
                              1/17/2006                                                     34,694,567
      133,782,000     (2)     Paradigm Funding LLC, 3.746% - 3.797%, 11/17/2005
                              - 12/14/2005                                                 133,392,976
                              Total                                                        178,040,976
                              Finance - Securities -- 4.9%
      29,000,000      (2)     Galaxy Funding Inc., 3.908% - 4.176%, 12/22/2005
                              - 1/31/2006                                                   28,741,863
      135,000,000     (2)     Georgetown Funding Co. LLC, 3.852% - 4.068%,
                              11/24/2005 - 12/26/2005                                      134,767,146
      108,000,000     (2)     Grampian Funding LLC, 3.706% - 4.149%, 12/6/2005
                              - 1/31/2006                                                  107,326,600
      57,700,000      (2)     K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.428% -
                              3.756%, 11/14/2005 -11/18/2005                                57,618,988
      25,000,000      (2)     Perry Global Funding LLC Series A, 3.908%,
                              12/22/2005                                                    24,862,938
      25,792,000      (2)     Scaldis Capital LLC, 3.725%, 11/10/2005                       25,768,207
                              Total                                                        379,085,742
                              Food & Beverage -- 0.2%
      13,000,000      (2)     General Mills, Inc., 4.134%, 12/14/2005                       12,936,181
                              Insurance -- 0.7%
      58,000,000      (2)     Aspen Funding Corp., 3.807%, 12/14/2005                       57,738,823
                              Retail -- 0.9%
      74,416,000      (2)     Federated Retail Holdings, Inc., (Guaranteed by
                              Federated Department Stores, Inc.), 3.908% -
                              4.135%, 11/7/2005 - 11/28/2005                                74,231,882
                              Total Commercial Paper                                      1,991,387,918
                              Corporate Bonds--0.3%
                              Brokerage -- 0.1%
      4,000,000               Merrill Lynch & Co., Inc., 6.250%, 1/15/2006                   4,013,720
                              Finance -Commercial - 0.1%
      10,000,000              CIT Group, Inc., 3.950%, 11/4/2005                            10,000,196
                              Retail -- 0.1%
      9,295,000               Safeway, Inc., 2.500%, 11/1/2005                               9,295,000
                              Total Corporate Bonds                                         23,308,916
                              Corporate Notes -- 0.3%
                              Finance - Securities -- 0.3%
      15,000,000      (2)     K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.946%,
                              7/25/2006                                                     14,999,453
      10,000,000      (2)     Sigma Finance, Inc., (Guaranteed by Sigma Finance
                              Corp.), 3.970%, 7/21/2006                                     10,000,000
                              Total Corporate Notes                                         24,999,453
                              Loan Participation -- 2.8%
                              Chemicals - 0.8%
      65,000,000              DuPont Teijin Films U.K. Ltd., (Guaranteed by Du
                              Pont (E.I.) de Nemours & Co.), 4.030%, 12/30/2005             65,000,000
                              Finance - Retail -- 2.0%
      155,000,000             Countrywide Home Loans, Inc., 4.070%, 11/28/2005
                              - 11/29/2005                                                 155,000,000
                              Total LOAN PARTICIPATION                                     220,000,000
                              Notes - Variable --  27.7%(3)
                              Banking -- 11.6%
      100,000,000     (2)     Australia & New Zealand Banking Group, Melbourne,
                              4.011%, 11/23/2005                                           100,000,000
      128,000,000             Barclays Bank PLC, 3.823% - 3.880%, 11/7/2005 -
                              11/9/2005                                                    127,986,354
      115,000,000     (2)     BNP Paribas SA, 4.021%, 11/28/2005                           115,000,000
      100,000,000     (2)     Commonwealth Bank of Australia, Sydney, 4.001%,
                              11/25/2005                                                   100,000,000
      26,000,000              Credit Suisse, Zurich, 3.980%, 12/29/2005                     26,000,000
      214,000,000             Greenwich Capital Holdings, Inc., (Guaranteed by
                              Royal Bank of Scotland PLC, Edinburgh), 3.820% -
                              3.900%, 11/1/2005 - 11/14/2005                               214,000,000
      25,000,000              Greenwich Capital Holdings, Inc., 3.940%,
                              11/18/2005                                                    25,000,000
      2,000,000               Grossman Realty LLC, Series 5, (Regions Bank,
                              Alabama LOC), 4.080%, 11/3/2005                                2,000,000
      2,000,000               Hamilton Farm Bureau Cooperative, Inc., (Series
                              1999), (Huntington National Bank, Columbus, OH
                              LOC), 4.230%, 11/3/2005                                        2,000,000
      50,500,000              Mercantile Safe Deposit & Trust Co., Baltimore,
                              3.910% - 3.940%, 11/14/2005 - 11/15/2005                      50,500,000
      3,380,000               Oceana County Freezer Storage, Inc., Series 1999,
                              (Huntington National Bank, Columbus, OH LOC),
                              4.230%, 11/3/2005                                              3,380,000
      5,040,000               Roby Co. Ltd. Partnership, (Huntington National
                              Bank, Columbus, OH LOC), 4.330%, 11/3/2005                     5,040,000
      50,000,000      (2)     Societe Generale, Paris, 11/2/2005                            50,000,000
      50,000,000              Svenska Handelsbanken, Stockholm, 3.800%,11/3/2005            49,990,840
      35,000,000      (2)     Union Hamilton Special Purpose Funding LLC,
                              Series 2005-1 Tranche #1, (Guaranteed by Wachovia
                              Corp.), 4.000%, 12/28/2005                                    35,000,000
      250,000                 Wells Fargo & Co., 3.910%, 11/2/2005                             250,113
                              Total                                                        906,147,307
                              Brokerage - 4.9%
      70,000,000              Goldman Sachs Group, Inc., 3.860%, 11/7/2005                  70,000,000
      5,000,000       (2)     Goldman Sachs Group, Inc., 3.990%, 11/15/2005                  5,000,362
      135,000,000             Merrill Lynch & Co., Inc., 3.950%, 11/15/2005                135,000,000
      176,200,000             Morgan Stanley, 4.050% - 4.140%, 11/1/2005                   176,200,608
                              Total                                                        386,200,970
                              Finance - Commercial -- 1.0%
      77,000,000      (2)     Fairway Finance Co. LLC, 3.890% - 3.950%,
                              11/14/2005 - 11/21/2005                                       76,998,148
                              Finance - Retail - 3.3%
      47,000,000      (2)     Compass Securitization LLC, 3.845% - 3.935%,
                              11/7/2005 - 11/18/2005                                        46,999,200
      207,000,000     (2)     Paradigm Funding LLC, 3.900% - 4.000%, 11/14/2005
                              - 11/23/2005                                                 207,000,000
                              Total                                                        253,999,200
                              Finance - Securities -- 4.5%
      114,000,000     (2)     K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.845% -
                              3.986%, 11/1/2005 - 11/23/2005                               114,008,362
      239,500,000     (2)     Sigma Finance, Inc., (Guaranteed by Sigma Finance
                              Corp.), 3.925% - 4.270%, 11/15/2005 - 1/25/2006              239,492,987
                              Total                                                        353,501,349
                              Insurance - 2.4%
      5,000,000               GE Capital Assurance Co., 3.840%, 11/9/2005                    5,000,000
      23,600,000              Hartford Life Global Funding Trust, 3.950%,
                              11/15/2005                                                    23,600,000
      20,000,000              Jackson National Life Insurance Co., 3.960%,
                              11/1/2005                                                     20,000,000
      65,000,000      (2)     MBIA Global Funding LLC, 3.901% - 4.221%,
                              11/14/2005 - 11/23/20005                                      65,020,927
      30,000,000              New York Life Insurance Co., 3.970%, 11/1/2005                30,000,000
      40,000,000              Travelers Insurance Co., 3.960% - 4.100%,
                              12/2/2005 - 12/28/2005                                        40,000,000
                              Total                                                        183,620,927
                              Total Notes - Variable                                      2,160,467,901
                              Repurchase Agreements--7.0%
      96,000,000              Interest in $241,000,000 joint repurchase
                              agreement 3.980%, dated 10/31/2005, under which
                              BNP Paribas Securities Corp. will repurchase a
                              U.S. Government Agency Obligation with a maturity
                              of 4/27/2006, for $96,010,613 on 11/1/2005, The
                              market value of the underlying security at the
                              end of the period was $245,820,841                            96,000,000
      450,000,000             Interest in $950,000,000 joint repurchase
                              agreement 4.040%, dated 10/31/2005, under which
                              Countrywide Securities Corp. will repurchase U.S.
                              Government Agency Obligations with various
                              maturities to 9/1/2044, for $450,050,500 on
                              11/1/2005. The market value of the underlying
                              securities at the end of the period was
                              $972,443,488                                                 450,000,000
                              Total Repurchase agreementS                                  546,000,000
                              Total Investments--100.8%                                    7,871,209,828
                              (at amortized cost)(4)
                              Other assets and liabilities--net--(0.8)%                     (59,113,044)
                              Total Net assets--100%                                 $     7,812,096,784

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $2,231,320,645 which represents 28.6 % of total net assets.
3    Floating rate note with current rate and next reset date shown.
4    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31,2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
FGIC   --Financial Guaranty Insurance Company
LOC    --Letter of Credit



Federated Government Reserves Fund
Portfolio of Investments
October 31, 2005 (unaudited)

     Principal
     Amount                                                                                        Value
                           U.S. Government Agencies--21.8%
$    400,000,000   (1)     Federal Home Loan Bank System Floating Rate Notes,
                           3.590% - 3.925%, 11/2/2005 - 1/4/2006                         $       399,832,177
     164,165,000           Federal Home Loan Bank System Notes, 2.250% - 4.000%,
                           3/13/2006 - 9/15/2006                                                 163,231,082
     420,000,000   (2)     Federal Home Loan Mortgage Corp. Discount Notes, 3.295%
                           - 4.243%, 11/2/2005 -10/17/2006                                       416,786,253
     340,000,000   (1)     Federal Home Loan Mortgage Corp. Floating Rate Note,
                           3.840%, 12/27/2005                                                    339,810,428
     127,800,000           Federal Home Loan Mortgage Corp. Notes, 1.875%-5.500%,
                           2/15/2006-10/18/2006                                                  127,705,838
                           TOTAL U.S. GOVERNMENT AGENCIES                                       1,447,365,778
                           REPURCHASE AGREEMENTS -- 78.4%
     1,500,000,000         Interest in $1,500,000,000 repurchase agreement 4.040%,              1,500,000,000
                           dated 10/31/2005, under which Bank of America N.A. will
                           repurchase a U.S. Government Agency Obligation with a
                           maturity of 7/1/2035, for $1,500,168,333 on 11/1/2005.
                           The market value of the underlying security at the end
                           of the period was $1,530,000,000
     1,500,000,000         Interest in $1,500,000,000 repurchase agreement 4.040%,              1,500,000,000
                           dated 10/31/2005, under  which  Barclays Capital, Inc.
                           will repurchase  U.S. Government Agency Obligations with
                           various maturities to 5/15/2029, for $1,500,168,333 on
                           11/1/2005. The market value of the underlying securities
                           at the end of the period was $1,530,001,053
     145,000,000           Interest in $241,000,000 joint repurchase agreement
                           3.980%, dated on 10/31/2005, under which BNP Paribas
                           Securities Corp. will repurchase a U.S. Government
                           Agency Obligation with a maturity of 4/27/2006, for
                           $145,016,031 on 11/1/2005. The market value of the
                           underlying security at the end the period was
                           $245,820,841                                                          145,000,000
     1,000,000,000         Interest in $1,000,000,000 repurchase agreement 4.040%,              1,000,000,000
                           dated at 10/31/2005, under which BNP Paribas Securities
                           Corp. will repurchase U.S. Government Agency Obligations
                           with various maturities to 9/1/2044, for $1,000,112,222
                           on 11/1/2005. The market value of the underlying
                           securities at the end the period was $1,027,101,841
     500,000,000           Interest in $950,000,000 joint repurchase agreement
                           4.040%, dated at 10/31/2005, under which Countrywide
                           Securities Corp. will repurchase U.S. Government Agency
                           Obligations with various maturities to 9/1/2044, for
                           $500,056,111 on 11/1/2005. The market value of the
                           underlying securities at the end the period was
                           $972,443,488                                                          500,000,000
     200,000,000   (3)     Interest in $200,000,000 repurchase agreement 3.830%,
                           dated at 10/6/2005, under which Goldman Sachs & Co. will
                           repurchase U.S. Government Agency Obligations with
                           various maturities to 6/1/2035, for $200,702,167 on
                           11/8/2005. The market value of the underlying securities
                           at the end the period was $204,424,186                                200,000,000
     350,000,000           Interest in $350,000,000 repurchase agreement 4.040%,
                           dated at 10/31/2005, under which Morgan Stanley & Co.
                           will repurchase U.S. Government Agency Obligations with
                           various maturities to 10/1/2035, for $350,039,278 on
                           11/1/2005. The market value of the underlying securities
                           at the end the period was $359,314,935                                350,000,000
                           TOTAL repurchase agreements                                          5,195,000,000
                           total                                                                6,642,365,778
                           investments-100.2%
                           (at amortized cost)(4)
                           other assets and liabilities-Net-(0.2)%                              (13,480,465)
                           TOTAL Net assets-100%                                         $      6,628,885,313





1      Floating rate note with current rate and next reset date shown.
2      Discount rate at the time of purchase.
3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
4      Also represents cost for federal tax purposes.

        Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation
    The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


Federated Master Trust
Portfolio of Investments
October 31, 2005 (unaudited)

      Principal
      Amount                                                                                    Value
                             Asset-Backed Securities--2.7%
                             Finance - Automotive--2.3%
$     2,142,353              Merrill Auto Trust Securitization 2005-1, Class
                             A1, 3.472%, 6/26/2006                                  $             2,142,353
      2,000,000              USAA Auto Owner Trust 2005-3, Class A1, 4.170%,
                             11/9/2006                                                            2,000,000
                             Total                                                                4,142,353
                             Finance - Equipment--0.2%
      383,318                CNH Equipment Trust 2005-A, Class A1, 3.080%,
                             4/7/2006                                                               383,318
                             Insurance--0.2%
      458,626                Onyx Acceptance Auto Owner Trust 2005-B, Class
                             A1, (INS by FGIC), 3.615%, 7/17/2006                                   458,626
                             Total Asset-Backed Securities                                        4,984,297
                             Certificates Of Deposit--14.9%
                             Banking--14.9%
      2,000,000              BNP Paribas SA, 3.730%, 11/14/2005                                   2,000,000
      4,000,000              Credit Suisse, Zurich, 3.640% - 3.735%,
                             11/1/2005 - 11/14/2005                                               4,000,000
      2,000,000              DePfa Bank PLC, 3.740%, 11/14/2005                                   2,000,000
      2,500,000              Deutsche Bank AG, 4.405% - 4.500%, 10/4/2006 -
                             10/13/2006                                                           2,500,067
      1,000,000              HSBC Bank USA, 3.995%, 7/18/2006                                     1,000,000
      3,000,000              Marshall & Ilsley Bank, Milwaukee, 3.970%,
                             12/29/2005                                                           3,000,000
      1,000,000              Societe Generale, Paris, 3.550%, 1/25/2006                           1,000,000
      5,000,000              SunTrust Bank, 3.980%, 2/21/2006                                     5,000,000
      6,000,000              Svenska Handelsbanken, Stockholm, 3.790% -
                             4.045%, 11/9/2005 - 7/26/2006                                        6,000,036
      1,000,000              Toronto Dominion Bank, 3.570%, 2/21/2006                             1,000,000
                             Total Certificates Of Deposit                                       27,500,103
                             Collateralized Loan Agreements--7.6%
                             Brokerage--7.6%
      6,000,000              Citigroup Global Markets, Inc., 4.163%, 11/1/2005                    6,000,000
      5,000,000              Goldman Sachs & Co., 4.163%, 11/1/2005                               5,000,000
      3,000,000              Merrill Lynch & Co., Inc., 4.213%, 11/1/2005                         3,000,000
                             Total Collateralized Loan Agreements                                14,000,000
                             Commercial Paper -24.9 %(1)
                             Banking--7.8%
      1,000,000              Barclays US Funding Corp., (GTD by Barclays Bank
                             PLC), 4.110%, 2/13/2006                                                988,127
      1,390,000              Benedictine Living Communities, Inc., 4.020%,
                             1/11/2006                                                            1,378,980
      5,000,000      (2)     Fountain Square Commercial Funding Corp.,
                             3.820%, 11/21/2005                                                   4,989,389
      2,000,000              HBOS Treasury Services PLC, 3.700%, 11/16/2005                       1,996,917
      3,000,000      (2)     Long Lane Master Trust IV, (Bank of America N.A.
                             SWP), 3.830%, 11/7/2005                                              2,998,085
      2,000,000      (2)     Picaros Funding LLC, (GTD by KBC Bank N.V.),
                             4.270%, 7/10/2006                                                    1,940,457
                             Total                                                               14,291,955
                             Brokerage--1.6%
      3,000,000              Morgan Stanley, 4.090%, 1/20/2006                                    2,972,733
                             Finance - Automotive--3.3%
      6,100,000              FCAR Auto Loan Trust, (A1+/P1 Series), 3.360% -
                             3.750%, 11/2/2005 - 12/5/2005                                        6,091,863
                             Finance - Commercial--3.2%
      6,000,000              General Electric Capital Corp., 3.975%,
                             12/14/2005                                                           5,971,512
                             Finance - Retail--6.3%
      3,000,000      (2)     Barton Capital Corp., 4.030%, 1/9/2006                               2,976,828
      5,000,000      (2)     Compass Securitization LLC, 3.810%, 12/15/2005                       4,976,717
      2,742,000      (2)     Paradigm Funding LLC, 3.750%, 12/13/2005                             2,730,004
      1,000,000      (2)     PREFCO-Preferred Receivables Funding Co.,
                             3.770%, 12/12/2005                                                     995,706
                             Total                                                               11,679,255
                             Finance - Securities--2.7%
      3,000,000      (2,3)   Georgetown Funding Co. LLC, 3.850%, 11/4/2005                        2,999,040
      2,000,000      (2)     Grampian Funding LLC, 3.670% - 3.780%, 12/6/2005
                             - 12/16/2005                                                         1,991,707
                             Total                                                                4,990,747
                             Total Commercial Paper                                              45,998,065
                             Corporate Bonds--2.3%
                             Banking--0.7%
      1,000,000              Citigroup, Inc., 6.750%, 12/1/2005                                   1,002,465
      250,000                Wells Fargo & Co., 6.200%, 12/1/2005                                   250,405
                             Total                                                                1,252,870
                             Electrical Equipment--0.4%
      700,000                Emerson Electric Co., 6.300%, 11/1/2005                                700,000
                             Finance - Commercial--1.0%
      1,825,000              CIT Group, Inc., 3.950%, 11/4/2005                                   1,825,033
                             Finance - Retail--0.2%
      465,000                Associates Corp. of North America, 6.375%,
                             11/15/2005                                                             465,467
                             Total Corporate Bonds                                                4,243,370
                             Loan Participation--1.6%
                             Chemicals--1.6%
      3,000,000              DuPont Teijin Films U.K. Ltd., (GTD by Du Pont
                             (E.I.) de Nemours & Co.), 4.030%, 12/30/2005                         3,000,000
                             Notes - Variable -38.2%(4)
                             Banking--10.1%
      2,000,000      (2)     Bank of New York Co., Inc., 4.100%, 11/28/2005                       2,000,000
      3,000,000              Barclays Bank PLC, 3.823%, 11/7/2005                                 2,999,647
      1,455,000              Covered Bridge Development Co. LLC, (Series
                             2004), (Compass Bank, Birmingham LOC), 4.220%,
                             11/3/2005                                                            1,455,000
      1,500,000              Credit Suisse, Zurich, 4.110%, 1/17/2006                             1,500,000
      500,000                Dave White Chevrolet, Inc., (Series 1996),
                             (Huntington National Bank, Columbus, OH LOC),
                             4.330%, 11/3/2005                                                      500,000
      2,000,000              Greenwich Capital Holdings, Inc., (GTD by Royal
                             Bank of Scotland PLC, Edinburgh), 3.900%,
                             11/8/2005                                                            2,000,000
      2,000,000      (2)     HBOS Treasury Services PLC, 3.870%, 11/21/2005                       2,000,000
      3,000,000              HBOS Treasury Services PLC, 4.011%, 12/27/2005                       3,000,000
      900,000                Mercantile Safe Deposit & Trust Co., Baltimore,
                             3.940%, 11/15/2005                                                     900,000
      1,500,000              Wells Fargo & Co., 3.910%, 11/2/2005                                 1,500,000
      260,000                White Brothers Properties, (Series 1996),
                             (Huntington National Bank, Columbus, OH LOC),
                             4.330%, 11/3/2005                                                      260,000
      480,000                Wildcat Management Co., Inc., (Series 1999),
                             (U.S. Bank, N.A. LOC), 4.130%, 11/3/2005                               480,000
                             Total                                                               18,594,647
                             Brokerage--4.9%
      2,000,000              Goldman Sachs Group, Inc., 3.860%, 11/7/2005                         2,000,000
      2,000,000      (2)     Goldman Sachs Group, Inc., 3.990%, 11/15/2005                        2,000,155
      2,000,000      (2)     Merrill Lynch & Co., Inc., 4.140%, 11/14/2005                        2,000,000
      3,000,000              Morgan Stanley, 4.050%, 11/1/2005                                    3,000,000
                             Total                                                                9,000,155
                             Finance - Commercial--1.1%
      2,000,000      (2)     Fairway Finance Co. LLC, 3.950%, 11/21/2005                          1,999,956
                             Finance - Retail--3.2%
      2,000,000      (2)     Compass Securitization LLC, 3.935%, 11/18/2005                       1,999,961
      4,000,000              SLM Corp., 4.400%, 1/25/2006                                         4,002,130
                             Total                                                                6,002,091
                             Finance - Securities--1.6%
      3,000,000      (2)     Sigma Finance, Inc., (GTD by Sigma Finance
                             Corp.), 3.930%, 11/15/2005                                           2,999,741
                             Government Agency--5.4%
      9,995,000              Direct One Funding Corp., (Series 2000), (Sexton
                             Properties), (FNMA LOC), 4.030%, 11/3/2005                           9,995,000
                             Insurance--9.2%
      4,000,000              Allstate Life Insurance Co., 3.948% - 4.000%,
                             11/1/2005                                                            4,000,000
      5,000,000      (2)     MBIA Global Funding LLC, 3.901%, 11/14/2005                          5,000,000
      5,000,000              Monumental Life Insurance Co., 4.270%, 11/1/2005                     5,000,000
      1,000,000      (2)     Pacific Life Global Funding, 3.884%, 11/4/2005                       1,000,024
      2,000,000              Travelers Insurance Co., 3.960%, 12/2/2005                           2,000,000
                             Total                                                               17,000,024
                             Pharmaceuticals And Healthcare--2.7%
      5,000,000      (2)     Eli Lilly Services, Inc., (GTD by Eli Lilly &
                             Co.), 3.830%, 11/1/2005                                              5,000,000
                             Total Notes - Variable                                              70,591,614
                             Repurchase Agreement--7.6%
      14,007,000             Interest in $1,500,000,000 joint repurchase
                             agreement 4.050%, dated 10/31/2005 under which
                             Credit Suisse First Boston LLC will repurchase
                             U.S. Government Agency securities with various
                             maturities to 10/1/2035 for $1,500,168,750 on
                             11/1/2005.  The market value of the underlying
                             securities at the end of the period was
                             $1,530,006,577.                                                     14,007,000
                             Total Investments --- 99.8%
                             (AT AMORTIZED COST)(5)                                             184,324,449
                             other assets and liabilities --- net --- 0.2%                          336,408
                             Total net assets --- 100%                              $           184,660,857

1 Discount rate at the time of purchase for discount issues, or the coupon for interest bearing issues.
2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $52,597,770 which represents 28.5% of total net assets.
3      Reflects potential extension period.
4      Floating rate note with current rate and next reset date shown.
5      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

        Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in
accordance with Rule 2a-7 under the         Investment Company Act of 1940,
as amended.

The following acronyms are used throughout this portfolio:
   FGIC    --Financial Guaranty Insurance Company
   FNMA    --Federal National Mortgage Association
   GTD     --Guaranteed
   INS     --Insured
   LOC     --Letter of Credit
   SWP     --Swap Agreement



Federated Municipal Trust
Portfolio of Investments
October 31,2005 (unaudited)

       Principal
       Amount                                                                                        Value
                          Short-Term Municipals--100.4%(1)
                          Alabama--3.0%
$      600,000            Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore
                          Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC)                $    600,000
       150,000            Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly
                          VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC)                         150,000
       5,005,000          Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland
                          Vinyl Products, Inc.)/ (Wachovia Bank N.A. LOC)                            5,005,000
       275,000            Birmingham, AL IDA, (Series 1997) Weekly VRDNs (Millcraft,
                          AL, Inc.)/(Regions Bank, Alabama LOC)                                        275,000
       5,000,000          Chatom, AL IDB, (Series 2001) Weekly VRDNs (Alabama Electric
                          Co-op, Inc.)/ (Amsouth Bank N.A., Birmingham, AL LOC)                      5,000,000
       1,200,000          North Sumter, AL Solid Waste Disposal Authority, (Series
                          2003: Emelle) Weekly VRDNs (Waste Management,
                          Inc.)/(Wachovia Bank N.A. LOC)                                             1,200,000
       725,000            St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco
                          Industries, Inc.)/ (National Australia Bank Ltd., Melbourne
                          LOC)                                                                         725,000
                          Total                                                                     12,955,000
                          Alaska--0.7%
       3,000,000          Valdez, AK Marine Terminal, (Series 1994B), 3.00% TOBs
                          (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD),
                          Mandatory Tender 6/1/2006                                                  3,000,000
                          Arkansas--0.2%
       500,000            Arkansas Development Finance Authority, (Series 1995) Weekly
                          VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank,
                          N.A. LOC)                                                                    500,000
       500,000            Arkansas Development Finance Authority, (Series 1999B)
                          Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)                     500,000
                          Total                                                                      1,000,000
                          California--17.2%
       3,300,000          Alameda County, CA IDA, (Series 2005A) Weekly VRDNs
                          (Convergent Laser Technologies)/(Comerica Bank LOC)                        3,300,000
       4,140,000          California PCFA, (Series 1999A) Weekly VRDNs (Blue Line
                          Transfer, Inc.)/(Wells Fargo Bank, N.A. LOC)                               4,140,000
       3,155,000          California PCFA, (Series 2000A) Weekly VRDNs (Burrtec Waste
                          Industries, Inc.)/ (U.S. Bank, N.A. LOC)                                   3,155,000
       4,000,000          California PCFA, (Series 2000A) Weekly VRDNs (West Valley
                          MRF LLC)/(Union Bank of California LOC)                                    4,000,000
       6,815,000          California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef,
                          LLC)/(Key Bank, N.A. LOC)                                                  6,815,000
       4,000,000          California PCFA, (Series 2002) Weekly VRDNs (Bidart Dairy II
                          LLC)/(Wells Fargo Bank, N.A. LOC)                                          4,000,000
       2,825,000          California PCFA, (Series 2002) Weekly VRDNs (MarBorg
                          Industries)/(CALSTRS (California State Teachers' Retirement
                          System) LOC)                                                               2,825,000
       2,940,000          California PCFA, (Series 2002) Weekly VRDNs (T & W
                          Farms)/(Bank of America N.A. LOC)                                          2,940,000
       3,365,000          California PCFA, (Series 2002A) Weekly VRDNs (California
                          Waste Solutions, Inc.)/ (CALSTRS (California State Teachers'
                          Retirement System) LOC)                                                    3,365,000
       3,645,000          California PCFA, (Series 2002A) Weekly VRDNs (Mission Trail
                          Waste Systems, Inc.)/(Comerica Bank - California LOC)                      3,645,000
       470,000            California PCFA, (Series 2002A) Weekly VRDNs (SANCO Services
                          LP)/(Union Bank of California LOC)                                           470,000
       2,900,000          California PCFA, (Series 2003) Weekly VRDNs (Agrifab, Inc. /
                          Vintage Dairy)/ (CALSTRS (California State Teachers'
                          Retirement System) LOC)                                                    2,900,000
       3,600,000          California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy,
                          LLC)/(Key Bank, N.A. LOC)                                                  3,600,000
       3,800,000          California PCFA, (Series 2003) Weekly VRDNs (George Borba &
                          Son Dairy)/(Wells Fargo Bank, N.A. LOC)                                    3,800,000
       2,785,000          California PCFA, (Series 2003A) Weekly VRDNs (Mill Valley
                          Refuse Service, Inc.)/ (CALSTRS (California State Teachers'
                          Retirement System) LOC)                                                    2,785,000
       4,000,000          California PCFA, (Series 2003A) Weekly VRDNs (Norcal Waste
                          Systems, Inc.)/ (Bank of America N.A. LOC)                                 4,000,000
       2,580,000          California PCFA, (Series 2003A) Weekly VRDNs (Placer County
                          Eastern Regional Sanitary Landfill, Inc.)/(CALSTRS
                          (California State Teachers' Retirement System) LOC)                        2,580,000
       2,780,000          California PCFA, (Series 2004) Weekly VRDNs (Ag Resources
                          III, LLC)/(Key Bank, N.A. LOC)                                             2,780,000
       260,000            California PCFA, (Series 2005A) Weekly VRDNs (Napa Recycling
                          & Waste Services LLC)/(Union Bank of California LOC)                         260,000
       3,000,000  (2)     California State Department of Water Resources Power Supply
                          Program, (Series 2003 FR/RI-L11) Weekly VRDNs (MBIA
                          Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)                  3,000,000
       2,375,000  (2)     California State, Veterans Bonds ROCs (Series 438CE) Weekly
                          VRDNs (Citibank NA, New York LIQ)/(Citibank NA, New York LOC)              2,375,000
       3,825,000          California Statewide Communities Development Authority,
                          (Series 2003B: Tyrella Garden Apartments) Weekly VRDNs (MP
                          Tyrella Associates)/(Citibank N.A., New York LOC)                          3,825,000
       3,075,000          San Francisco, CA MFH, (Series 2002B: Carter Terrace
                          Apartments) Weekly VRDNs (Mercy Housing California
                          XXIV)/(Citibank N.A., New York LOC)                                        3,075,000
       1,135,000          San Francisco, CA Redevelopment Finance Agency MFH, (Series
                          2000D: Orlando Cepeda Place Apartments) Weekly VRDNs
                          (Mission Bay Affordable Housing, LP)/(Citibank N.A., New
                          York LOC)                                                                  1,135,000
                          Total                                                                     74,770,000
                          Colorado--2.8%
       5,500,000          Denver, CO City & County Airport Authority, (Series 2004A)
                          Weekly VRDNs (CDC IXIS Financial Guaranty NA
                          INS)/(Bayerische Landesbank (GTD) LIQ)                                     5,500,000
       6,600,000          Traer Creek Metropolitan District, CO, (Series 2004) Weekly
                          VRDNs (BNP Paribas SA LOC)                                                 6,600,000
                          Total                                                                     12,100,000
                          Delaware--0.5%
       2,160,000  (2)     Delaware State Housing Authority, (ROCs 359) Weekly VRDNs
                          (Financial Security Assurance, Inc. INS)/(Citibank N.A., New
                          York LIQ)                                                                  2,160,000
                          District Of Columbia--0.2%
       900,000            District of Columbia, Enterprise Zone Revenue Bonds (Series
                          2004) Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland,
                          Edinburgh LOC)                                                               900,000
                          Florida--0.7%
       3,000,000  (2)     Clipper Tax-Exempt Certificates Trust (Florida-AMT) Series
                          2005-17 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)                       3,000,000
                          Georgia--8.0%
       6,100,000          Atlanta, GA, Urban Residential Finance Authority, (Series
                          2002A) Weekly VRDNs (Auburn Glenn Apartments)/(Wachovia Bank
                          N.A. LOC)                                                                  6,100,000
       2,100,000          DeKalb County, GA Development Authority, (Series 1995)
                          Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)                2,100,000
       16,950,000         DeKalb County, GA MFHA, (Series 2001) Weekly VRDNs
                          (Signature Station Apartments)/(Amsouth Bank N.A.,
                          Birmingham, AL LOC)                                                       16,950,000
       7,200,000          Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner
                          Denver Machinery, Inc.)/(National City Bank,
                          Michigan/Illinois LOC)                                                     7,200,000
       2,150,000          Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot,
                          Inc.)                                                                      2,150,000
                          Total                                                                     34,500,000
                          Hawaii--0.5%
       2,230,000  (2)     Hawaii State Airport System, (PT-830) Weekly VRDNs (FGIC
                          INS)/(Merrill Lynch & Co., Inc. LIQ)                                       2,230,000
                          Illinois-- 7.4%
       6,000,000          Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series
                          1998) Weekly VRDNs (Yeomans Chicago Corp.)/(Amsouth Bank
                          N.A., Birmingham, AL LOC)                                                  6,000,000
       7,245,000  (2)     Chicago, IL O'Hare International Airport, PUTTERs (Series
                          844Z) Weekly VRDNs  (MBIA Insurance Corp. INS)/(JPMorgan
                          Chase Bank, N.A. LIQ)                                                      7,245,000
       2,315,000          Chicago, IL Wastewater Transmission, (Series 2004A) Weekly
                          VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A.
                          LIQ)                                                                       2,315,000
       4,610,000          Illinois Development Finance Authority IDB Weekly VRDNs (R.
                          A. Zweig, Inc.)/ (JPMorgan Chase Bank, N.A. LOC)                           4,610,000
       190,000            Illinois Development Finance Authority, (Series 2001) Weekly
                          VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)                   190,000
       5,100,000          Illinois Finance Authority, (Series 2005) Weekly VRDNs
                          (Plano Molding Co.)/(Harris N.A. LOC)                                      5,100,000
       700,000            Illinois HDA, Homeowner Mortgage Revenue Bonds (Series 2004
                          C-3) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ)                    700,000
       1,800,000          Illinois State Weekly VRDNs (DePfa Bank PLC LIQ)                           1,800,000
       4,060,000          Libertyville, IL Industrial Revenue, (Series 2003) Weekly
                          VRDNs (Fabrication Technologies, Inc.)/(Lasalle Bank, N.A.
                          LOC)                                                                       4,060,000
                          Total                                                                     32,020,000
                          Indiana--2.3%
       381,000            Crawfordsville, IN EDA, (Series 1995: Shady Knoll III
                          Apartments) Weekly VRDNs (Pedcor Investments-1994-XXII
                          LP)/(Federal Home Loan Bank of Indianapolis LOC)                             381,000
       5,500,000          Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos
                          Cement Co.)/ (Wachovia Bank N.A. LOC)                                      5,500,000
       4,300,000          Jasper County, IN EDA, (Series 2005) Weekly VRDNs (T & M
                          LP)/(Raboban Nederland, Utrecht LOC)                                       4,300,000
                          Total                                                                     10,181,000
                          Kansas-0.6%
       2,481,000  (2)     Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series
                          2005-13 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA
                          COL)/(State Street Bank and Trust Co. LIQ)                                 2,481,000
                          Kentucky--1.2%
       4,600,000          Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard
                          Farms)/(U.S. Bank, N.A. LOC)                                               4,600,000
       350,000            Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging
                          Un-limited of Northern Kentucky, Inc.)/(National City Bank,
                          Kentucky LOC)                                                                350,000
       275,000            Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third
                          Bank, Cincinnati LOC)                                                        275,000
                          Total                                                                      5,225,000
                          Maine--2.0%
       175,000            Biddeford, ME Weekly VRDNs (DK Associates & Volk
                          Packaging)/(Comerica Bank LOC)                                               175,000
       1,650,000          Biddeford, ME, (Series 2000) Weekly VRDNs (Volk
                          Packaging)/(Comerica Bank LOC)                                             1,650,000
       4,995,000  (2)     Maine Finance Authority, (PT-2833) Weekly VRDNs (Waste
                          Management, Inc.)/ (Merrill Lynch & Co., Inc. LIQ)/(Merrill
                          Lynch & Co., Inc. LOC)                                                     4,995,000
       2,000,000          Maine Finance Authority, (Series 2005) Weekly VRDNs
                          (Brunswick Publishing)/ (SunTrust Bank LOC)                                2,000,000
                          Total                                                                      8,820,000
                          Maryland--1.8%
       7,730,000  (2)     Northeast, MD Waste Disposal Authority, (PT-766) Weekly
                          VRDNs (Ambac Financial Group, Inc. INS)/(Landesbank
                          Hessen-Thueringen (GTD) LIQ)                                               7,730,000
                          Massachusetts--3.0%
       4,000,000          Everett, MA, 4.00% BANs, 9/8/2006                                          4,032,399
       5,000,000          Lawrence, MA, 3.25% BANs, 12/22/2005                                       5,002,655
       4,100,000          Massachusetts IFA, (Series 1992B), 2.90% CP (New England
                          Power Co.), Mandatory Tender 1/12/2006                                     4,100,000
                          Total                                                                     13,135,054
                          Minnesota--0.1%
       475,000            Hennepin County, MN Housing and Redevelopment Authority
                          Weekly VRDNs (Stone Arch Apartments)/(Lasalle Bank, N.A. LOC)                475,000
                          Mississippi--3.7%
       150,000            Mississippi Business Finance Corp., (Series 1999) VRDNs
                          (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC)                      150,000
       4,240,000          Mississippi Business Finance Corp., (Series 2001) Weekly
                          VRDNs (Corinthian, Inc.)/(Amsouth Bank N.A., Birmingham, AL
                          LOC)                                                                       4,240,000
       3,000,000          Mississippi Business Finance Corp., (Series 2001) Weekly
                          VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC)                   3,000,000
       7,800,000          Mississippi Regional Housing Authority No. II, (Series
                          2000), 3.30% TOBs (Laurel Park Apartments)/(First Tennessee
                          Bank, N.A. LOC), Mandatory Tender 6/1/2006                                 7,800,000
       1,000,000          Mississippi Regional Housing Authority No. II, (Series
                          2000), 3.30% TOBs (Terrace Park Apartments)/(First Tennessee
                          Bank, N.A. LOC), Optional Tender 5/1/2006                                  1,000,000
                          Total                                                                     16,190,000
                          Missouri-1.1%
       5,000,000          Southwest City, MO IDA, (Series 2005) Weekly VRDNs (Simmons
                          Foods, Inc.)/ (Wells Fargo Bank, N.A. LOC)                                 5,000,000
                          Nebraska--0.6%
       2,000,000          Nebraska Investment Finance Authority, (Series 2005) Weekly
                          VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC)              2,000,000
       500,000            Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.)                 500,000
                          Total                                                                      2,500,000
                          Nevada--1.7%
       3,450,000  (2)     Clark County, NV Airport System, (PT-2806) Weekly VRDNs
                          (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc.
                          LIQ)                                                                       3,450,000
       3,800,000          Clark County, NV, Passenger Facility Charge Refunding
                          Revenue Bonds (Series 2005 A-1) Weekly VRDNs (Las
                          Vegas-McCarran International Airport)/(MBIA Insurance Corp.
                          INS)/(Bayerische Landesbank (GTD) LIQ)                                     3,800,000
                          Total                                                                      7,250,000
                          New Jersey--4.7%
       2,527,000          Blairstown Township, NJ, 3.75% BANs, 6/28/2006                             2,542,281
       3.780,715          Haddonfield, NJ, 3.75% BANs, 7/27/2006                                     3,803,625
       1,590,000          High Bridge Borough, NJ, 4.00% BANs, 7/28/2006                             1,601,941
       2,400,000          Mount Ephraim, NJ Board of Education, 4.25% GANs, 10/11/2006               2,423,660
       2,545,500          Perth Amboy, NJ, 4.00% BANs, 6/2/2006                                      2,556,284
       1,500,000          Pleasantville, NJ, 4.25% BANs, 9/29/2006                                   1,514,544
       3,500,000          Somers Point, NJ, 3.75% BANs, 7/6/2006                                     3,521,885
       2,000,000          Tuckerton, NJ, 3.75% BANs, 6/23/2006                                       2,011,219
       250,000            Wenonah, NJ, 3.75% BANs, 3/31/2006                                           250,800
                          Total                                                                     20,226,239
                          New Mexico--2.0%
       8,572,970          New Mexico Mortgage Finance Authority, (Series 2005), 4.09%,
                          TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender
                          3/1/2006                                                                   8,572,970
                          New York--0.7%
       3,000,000          New York State HFA, (Series 2005A) Weekly VRDNs (Clinton
                          Green North LLC)/ (Bank of America N.A. LOC)                               3,000,000
                          North Carolina--2.0%
       3,335,000  (2)     Charlotte, NC Airport, (PT-719) Weekly VRDNs (MBIA Insurance
                          Corp. INS)/(BNP Paribas SA LIQ)                                            3,335,000
       5,500,000          Hertford County, NC Industrial Facilities & PCFA, (Series
                          2000A) Weekly VRDNs (Nucor Corp.)                                          5,500,000
                          Total                                                                      8,835,000
                          North Dakota--0.7%
       3,000,000          Richland County, ND Solid Waste Disposal, (Series 2002)
                          Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo
                          Bank, N.A. LOC)                                                            3,000,000
                          Ohio--1.8%
       1,700,000          Ohio State Water Development Authority, (Series 2002) Weekly
                          VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)                          1,700,000
       5,000,000          Wauseon, OH, 4.00% BANs, 6/1/2006                                          5,026,746
       1,000,000          Williams County, OH, 3.75% BANs, 5/4/2006                                  1,003,175
                          Total                                                                      7,729,921
                          Oklahoma--1.0%
       350,000            Broken Arrow, OK EDA Weekly VRDNs (Blue Bell
                          Creameries)/(JPMorgan Chase Bank, N.A. LOC)                                  350,000
       3,917,639  (2)     Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series
                          2004-3 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street
                          Bank and Trust Co. LIQ)                                                    3,917,639
                          Total                                                                      4,267,639
                          Pennsylvania--1.3%
       270,000            Northampton County, PA IDA, (Series 1997) Weekly VRDNs
                          (Ultra-Poly Corp.)/ (PNC Bank, N.A. LOC)                                     270,000
       5,500,000          Pennsylvania State Higher Education Assistance Agency,
                          (Series 2002 A) Weekly VRDNs (Financial Security Assurance,
                          Inc. INS)/(Bayerische Landesbank (GTD),
                          Lloyds TSB Bank PLC, London, State Street Bank and Trust Co.
                          and WestLB AG (GTD) LIQs)                                                  5,500,000
                          Total                                                                      5,770,000
                          South Carolina--0.4%
       200,000            Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor
                          Corp.)                                                                       200,000
       1,400,000          South Carolina, EDA, (Series 1996) Weekly VRDNs (PVC
                          Container Corp. Project)/ (PNC Bank, N.A. LOC)                             1,400,000
                          Total                                                                      1,600,000
                          South Dakota--0.9%
       4,000,000          South Dakota HDA, (2003 Series F) Weekly VRDNs (Landesbank
                          Hessen-Thueringen (GTD) LIQ)                                               4,000,000
                          Tennessee--0.7%
       150,000            Dickson, TN Health and Educational Facilities Board, Autumn
                          Park Apartments (Series 1999) Weekly VRDNs (Tennessee
                          Partners XII LP)/(Regions Bank, Alabama LOC)                                 150,000
       750,000            Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health
                          Ventures, Inc.)/ (SunTrust Bank LOC)                                         750,000
       1,675,000          Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn
                          Converting Co.)/ (SunTrust Bank LOC)                                       1,675,000
       445,000            Wilson County, TN Health and Educational Facilities Board,
                          Forest View Apartments (Series 2003) Weekly VRDNs (Forest
                          View LP)/(Amsouth Bank N.A., Birmingham, AL LOC)                             445,000
                          Total                                                                      3,020,000
                          Texas--11.0%
       4,500,000          Brazos River Authority, TX, (Series 2001A) Weekly VRDNs (TXU
                          Energy)/ (Wachovia Bank N.A. LOC)                                          4,500,000
       2,950,000          Dalhart, TX Economic Development Corp., (Series 2005) Weekly
                          VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC)              2,950,000
       1,330,000  (2)     Dallas-Fort Worth, TX International Airport, (MT-132) Weekly
                          VRDNs (Financial Security Assurance, Inc. INS)/(Merrill
                          Lynch & Co., Inc. LIQ)                                                     1,330,000
       1,755,000  (2)     Dallas-Fort Worth, TX International Airport, (PT-2830)
                          Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch &
                          Co., Inc. LIQ)                                                             1,755,000
       6,000,000          DeSoto, TX Housing Finance Corp., (Series 2004) Weekly VRDNs
                          (Hickory Manor Senior Apartments)/(Federal Home Loan
                          Mortgage Corp. LOC)                                                        6,000,000
       3,100,000          Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series
                          1993) Daily VRDNs (BP Amoco Corp.)                                         3,100,000
       475,000            Gulf Coast, TX Waste Disposal Authority, (Series 1996) Daily
                          VRDNs (BP Amoco Corp.)                                                       475,000
       2,000,000          Gulf Coast, TX Waste Disposal Authority, (Series 1997) Daily
                          VRDNs (BP Amoco Corp.)                                                     2,000,000
       2,050,000          Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily
                          VRDNs (BP Products North America, Inc.)/(BP PLC GTD)                       2,050,000
       200,000            Gulf Coast, TX Waste Disposal Authority, Solid Waste
                          Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air
                          Products & Chemicals, Inc.)                                                  200,000
       12,500,000         Harris County, TX Housing Finance Corp., Park at Kirkstall
                          Apartments (Series 2002) Weekly VRDNs (Harris Park Partners
                          LP)/(Wachovia Bank N.A. LOC)                                              12,500,000
       270,000            Houston, TX Housing Finance Corp., (Series 2005) Weekly
                          VRDNs (Fairlake Cove Apartments)/(Citibank NA, New York LOC)                 270,000
       5,920,000  (2)     San Antonio, TX Convention Center Hotel Finance Corp., ROCs
                          (Series 363) Weekly VRDNs (Hotel Investments LP)/(Ambac
                          Financial Group, Inc. INS)/(Citibank NA, New York LIQ)                     5,920,000
       3,925,000  (2)     San Antonio, TX Electric & Gas System, MERLOTS (Series
                          2002-A53), 2.75% TOBs  (Financial Security Assurance, Inc.
                          INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/25/2006                   3,925,000
       600,000            Texas State Department of Housing & Community Affairs,
                          Addison Park Apartments (Series 2004) Weekly VRDNs
                          (Arlington Partners LP)/(Compass Bank, Birmingham LOC)                       600,000
                          Total                                                                     47,575,000
                          Virginia--0.9%
       4,000,00           Halifax, VA IDA, MMMs, PCR (Series 1992), 2.85% CP (Virginia
                          Electric & Power Co.), Mandatory Tender 11/8/2005                          4,000,000
                          Washington--8.1%
       1,150,000  (2)     Chelan County, WA Public Utility District No. 1, (MERLOTS
                          Series 2001-B1) Weekly VRDNs (Chelan Hydro Consolidated
                          System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                1,150,000
       5,760,000  (2)     Port of Tacoma, WA, Floater CRVS (Series 2005-12) Weekly
                          VRDNs (FGIC INS)/(BNP Paribas SA LIQ)                                      5,760,000
       1,300,000          Seattle, WA Housing Authority, (Series 2003) Weekly VRDNs
                          (High Point North LP)/(Bank of America N.A. LOC)                           1,300,000
       6,825,000          Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste
                          Management, Inc.)/(Bank of America N.A. LOC)                               6,825,000
       7,375,000          Washington State EDFA, (Series 2001E) Weekly VRDNs
                          (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC)                   7,375,000
       5,715,000          Washington State Housing Finance Commission, (Series 1995)
                          Weekly VRDNs (Heatherstone Apartments, LP)/(U.S. Bank, N.A.
                          LOC)                                                                       5,715,000
       2,000,000          Washington State Housing Finance Commission, (Series 1996)
                          Weekly VRDNs (Assisted Living Concepts, Inc.)/(U.S. Bank,
                          N.A. LOC)                                                                  2,000,000
       4,935,000          Washington State Housing Finance Commission, (Series 1996:
                          Larkin Apartments) Weekly VRDNs (Hamilton Place Apartments,
                          LP)/(U.S. Bank, N.A. LOC)                                                  4,935,000
                          Total                                                                     35,060,000
                          West Virginia--2.8%
       6,400,000          Marion County, WV County Commission, (Series 1990 A) Weekly
                          VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank
                          AG LOC)                                                                    6,400,000
       5,600,000          Marion County, WV County Commission, (Series 1990 B) Weekly
                          VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank
                          AG LOC)                                                                    5,600,000
                          Total                                                                     12,000,000
                          Wisconsin--2.1%
       200,000            Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon
                          Corp.)/(U.S. Bank, N.A. LOC)                                                 200,000
       4,100,000          Wisconsin Housing & EDA, Home Ownership Revenue Bonds
                          (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)              4,100,000
       4,875,000  (2)     Wisconsin Housing & EDA, ROCs (Series 420) Weekly VRDNs
                          (Citibank NA, New York LIQ)                                                4,875,000
                          Total                                                                      9,175,000
                          Total Investments --100.4%                                                435,453,823
                          (at amortized cost)(3)
                          other assets and liabilities--net--(0.4)%                                  (1,940,692)
                          Total net assets--100%                                                   $433,513,131

       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 86.2% of the portfolio as calculated based upon total portfolio market value.
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
       At October 31, 2005, the portfolio securities were rated as follows:
       Tier Rating Percentages Based on Total Market Value

       First Tier              Second Tier
       93.28%                        6.72%
       -----------------------------------


2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $70,633,639 which represents 16.3% of total net assets.
3      Also represents cost for federal tax purposes.

        Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation
    The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
AMT          --Alternative Minimum Tax
BANs         --Bond Anticipation Notes
COL          --Collateralized
CP           --Commercial Paper
EDA          --Economic Development Authority
EDFA         --Economic Development Finance Authority
FGIC         --Financial Guaranty Insurance Company
GANs         --Grant Anticipation Notes
GNMA         --Government National Mortgage Association
GTD          --Guaranteed
HDA          --Housing Development Authority
HFA          --Housing Finance Authority
IDA          --Industrial Development Authority
IDB          --Industrial Development Bond
IFA          --Industrial Finance Authority
INS          --Insured
LIQ(s)       --Liquidity Agreement(s)
LOC(s)       --Letter(s) of Credit
MERLOTS      --Municipal Exempt Receipts -- Liquidity Optional Tender
             Series
MFH          --Multi-Family Housing
MFHA         --Multi-Family Housing Authority
MMMs         --Money Market Municipals
PCFA         --Pollution Control Finance Authority
PCR          --Pollution Control Revenue
PUTTERs      --Puttable Tax-Exempt Receipts
ROCs         --Reset Option Certificates
TOBs         --Tender Option Bonds
VRDNs        --Variable Rate Demand Notes


Federated Short-Term U.S. Government Trust
Portfolio of Investments
October 31, 2005 (unaudited)

      Principal
      Amount                                                                                 Value
                            Government Agencies - 26.7%
$     14,000,000     (1)    Federal Home Loan Bank System Floating Rate Notes,
                            3.590% - 3.925%, 11/2/2005 - 1/4/2006                   $         13,994,660
      5,930,000             Federal Home Loan Bank System Notes, 2.200% -
                            4.000%, 5/22/2006 - 9/15/2006                                      5,887,629
      8,500,000      (2)    Federal Home Loan Mortgage Corp. Discount Notes,
                            3.320% - 4.243%, 11/22/2005 - 10/17/2006                           8,416,156
      8,000,000      (1)    Federal Home Loan Mortgage Corp. Floating Rate
                            Notes, 3.702% - 3.840%, 11/7/2005 - 12/27/2005                     7,998,624
      5,300,000             Federal Home Loan Mortgage Corp., 1.875% - 5.250%,
                            1/15/2006 - 10/18/2006                                             5,300,259
      8,500,000      (1)    Federal National Mortgage Association Floating Rate
                            Notes, 3.678% - 3.815%, 11/6/2005 - 12/9/2005                      8,499,238
                                Total Government Agencies                                     50,096,566
                            Repurchase Agreements - 73.3%
      32,000,000            Interest in $3,500,000,000 joint repurchase
                            agreement 4.040%, dated 10/31/2005, under which
                            Bank of America N.A., will repurchase a U.S.
                            Government Agency security with a maturity of
                            7/1/2035 for $3,500,392,778 on 11/1/2005. The
                            market value of the underlying security at the end
                            of the period was $3,570,000,001.                                 32,000,000
      37,000,000            Interest in $2,000,000,000 joint repurchase
                            agreement 4.040%, dated 10/31/2005, under which
                            Bear Stearns & Co., Inc., will repurchase U.S.
                            Government Agency securities with various
                            maturities to 11/25/2035 for $2,000,224,444 on
                            11/1/2005. The market value of the underlying
                            securities at the end of the period was
                            $2,060,002,229.                                                   37,000,000
      4,000,000      (3)    Interest in $500,000,000 joint repurchase agreement
                            3.790%, dated 10/4/2005, under which Credit Suisse
                            First Boston LLC, will repurchase a U.S. Treasury
                            security and U.S. Government Agency securities with
                            various maturities to 10/1/2035 for $501,579,167 on
                            11/4/2005. The market value of the underlying
                            securities at the end of the period was
                            $520,976,558.                                                      4,000,000
      4,000,000      (3)    Interest in $750,000,000 joint repurchase agreement
                            4.130%, dated 10/25/2005, under which Credit Suisse
                            First Boston LLC, will repurchase a U.S. Treasury
                            security and U.S. Government Agency securities with
                            various maturities to 11/1/2035 for $758,346,042 on
                            1/30/2006. The market value of the underlying
                            securities at the end of the period was
                            $780,962,858.                                                      4,000,000
      8,000,000      (3)    Interest in $900,000,000 joint repurchase agreement
                            3.730%, dated 8/18/2005, under which Deutsche Bank
                            Securities, Inc., will repurchase a U.S. Treasury
                            security and U.S. Government Agency securities with
                            various maturities to 11/1/2035 for $908,299,250 on
                            11/15/2005. The market value of the underlying
                            securities at the end of the period was
                            $927,335,144.                                                      8,000,000
      9,000,000      (3)    Interest in $300,000,000 joint repurchase agreement
                            3.780%, dated 10/3/2005, under which Deutsche Bank
                            Securities, Inc., will repurchase U.S. Government
                            Agency securities with various maturities to
                            10/1/2035 for $300,913,500 on 11/1/2005. The market
                            value of the underlying securities at the end of
                            the period was $308,871,859.                                       9,000,000
      3,000,000      (3)    Interest in $480,000,000 joint repurchase agreement
                            4.020%, dated 10/28/2005, under which Deutsche Bank
                            Securities, Inc., will repurchase U.S. Government
                            Agency securities with various maturities to
                            10/1/2035 for $482,304,800 on 12/13/2005. The
                            market value of the underlying securities at the
                            end of the period was $493,822,133.                                3,000,000
      5,000,000      (3)    Interest in $250,000,000 joint repurchase agreement
                            4.010%, dated 10/28/2005, under which Dresdner
                            Kleinwort Wassertstein, will repurchase U.S.
                            Government Agency securities with various
                            maturities to 12/25/2030 for $250,863,264 on
                            11/28/2005. The market value of the underlying
                            securities at the end of the period was
                            $257,500,165.                                                      5,000,000
      7,000,000      (3)    Interest in $750,000,000 joint repurchase agreement
                            3.830%, dated 10/6/2005, under which Goldman Sachs
                            & Co., will repurchase U.S. Government Agency
                            securities with various maturities to 10/1/2035 for
                            $752,553,333 on 11/8/2005. The market value of the
                            underlying securities at the end of the period was
                            $769,997,976.                                                      7,000,000
      9,431,000             Interest in $2,749,000,000 joint repurchase
                            agreement 3.960%, dated 10/31/2005, under which
                            J.P. Morgan Securities, Inc., will repurchase U.S.
                            Treasury securities with various maturities to
                            2/15/2031 for $2,749,302,390 on 11/1/2005. The
                            market value of the underlying securities at the
                            end of the period was $2,804,544,423.                              9,431,000
      3,000,000      (3)    Interest in 180,000,000 joint repurchase agreement
                            4.310%, dated 10/28/2005, under which J.P. Morgan
                            Securities, Inc., will repurchase U.S. Treasury and
                            U.S. Government Agency securities with various
                            maturities to 11/1/2035 for $183,167,850 on
                            3/27/2006. The market value of the underlying
                            securities at the end of the period was
                            $183,603,812.                                                      3,000,000
      7,000,000      (3)    Interest in $750,000,000 joint repurchase agreement
                            3.790%, dated 10/3/2005, under which UBS Securities
                            LLC, will repurchase U.S. Government Agency
                            securities with various maturities to 12/25/2033
                            for $752,289,792 on 11/2/2005. The market value of
                            the underlying securities at the end of the period
                            was $775,075,458.                                                  7,000,000
      5,000,000      (3)    Interest in $950,000,000 joint repurchase agreement
                            3.980%, dated 9/28/2005, under which UBS Securities
                            LLC, will repurchase U.S. Government Agency
                            securities with various maturities to 7/15/2035 for
                            $960,292,722 on 1/5/2006. The market value of the
                            underlying securities at the end of the period was
                            $982,106,691.                                                      5,000,000
      4,000,000      (3)    Interest in $200,000,000 joint repurchase agreement
                            4.060%, dated 10/11/2005, under which UBS
                            Securities LLC, will repurchase U.S. Government
                            Agency securities with various maturities to
                            4/15/2032 for $202,007,444 on 1/9/2006. The market
                            value of the underlying securities at the end of
                            the period was $206,516,777.                                       4,000,000
                                Total Repurchase Agreements                                  137,431,000
                                Total Investments - 100.0%
                                (at amortized cost)(4)                                       187,527,566
                                other assets and liabilities - net - 0.0%                      (102,514)
                                Total net assets - 100%                             $        187,425,052

1      Floating rate note with current rate and next reset date shown.
2      Discount rate at time of purchase.
3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4      Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



Government Obligations Fund
Portfolio of Investments
October 31, 2005 (unaudited)

      Principal
      Amount                                                                                   Value
                             Government Agencies--27.3%
$     363,500,000    (1)     Federal Home Loan Bank System Floating Rate Notes,
                             3.590% - 3.925%, 11/2/2005 - 1/4/2006                   $        363,350,050
      173,585,000            Federal Home Loan Bank System Notes, 2.500% -
                             4.000%, 2/24/2006 - 9/15/2006                                    172,734,215
      273,000,000    (2)     Federal Home Loan Mortgage Corp. Discount Notes,
                             3.344% - 4.243%, 12/6/2005 - 10/17/2006                          270,042,467
      389,250,000    (1)     Federal Home Loan Mortgage Corp. Floating Rate
                             Notes, 3.702% - 3.840%, 11/7/2005 - 12/27/2005                   389,159,326
      194,500,000            Federal Home Loan Mortgage Corp. Notes, 1.875% -
                             5.500%, 1/15/2006 - 10/18/2006                                   194,305,130
      667,000,000    (1)     Federal National Mortgage Association Floating Rate
                             Notes, 3.617% - 3.815%, 11/6/2005 - 12/9/2005                    666,922,716
      365,651,500    (1)     Housing and Urban Development Floating Rate Note,
                             4.254%, 11/1/2005                                                365,651,500
                             Total Government Agencies                                      2,422,165,404
                             Repurchase Agreements--72.6%
      525,434,000            Interest in $3,500,000,000 joint repurchase
                             agreement 4.04%, dated 10/31/2005, under which Bank
                             of America, N.A., will repurchase a U.S. Government
                             Agency security with a maturity of 7/1/2035 for
                             $3,500,392,778 on 11/1/2005.  The market value of
                             the underlying security
                             at the end of the period was $3,570,000,001.                     525,434,000
      452,000,000            Interest in $1,500,000,000 joint repurchase
                             agreement 4.04%, dated 10/31/2005, under which
                             Barclays Capital, Inc., will repurchase U.S.
                             Government Agency securities with various
                             maturities to 9/29/2025 for $1,500,168,333 on
                             11/1/2005.  The market value of the underlying
                             securities at the end of the period was
                             $1,530,172,587.                                                  452,000,000
      218,000,000            Interest in $2,000,000,000 joint repurchase
                             agreement 4.04%, dated 10/31/2005, under which Bear
                             Stearns and Co., Inc., will repurchase U.S.
                             Government Agency securities with various
                             maturities to 11/25/2035 for $2,000,224,444 on
                             11/1/2005.  The market value of the underlying
                             securities at the end of the period was
                             $2,060,002,229.                                                  218,000,000
      250,000,000            Interest in $250,000,000 joint repurchase agreement
                             4.05%, dated 10/31/2005, under which Citigroup
                             Global Markets, Inc., will repurchase U.S.
                             Government Agency securities with various
                             maturities to 6/15/2020 for $250,028,125 on
                             11/1/2005.  The market value of the underlying
                             securities at the end of the period was
                             $255,034,779.                                                    250,000,000
      50,000,000             Interest in $850,000,000 joint repurchase agreement
                             4.04%, dated 10/31/2005, under which Countrywide
                             Securities Corp., will repurchase U.S. Government
                             Agency securities with various maturities to
                             1/25/2048 for $850,095,389 on 11/1/2005.  The
                             market value of the underlying securities at the
                             end of the period was $867,352,457.                               50,000,000
      306,000,000    (3)     Interest in $500,000,000 joint repurchase agreement
                             3.79%, dated 10/4/2005, under which Credit Suisse
                             First Boston LLC, will repurchase U.S. Government
                             Agency securities and a U.S. Treasury security with
                             various maturities to 10/1/2035 for $501,579,167 on
                             11/4/2005.  The market value of the underlying
                             securities at the end of the period was
                             $520,976,558.                                                    306,000,000
      294,000,000    (3)     Interest in $750,000,000 joint repurchase agreement
                             4.13%, dated 10/25/2005, under which Credit Suisse
                             First Boston LLC, will repurchase U.S. Government
                             Agency securities and a U.S. Treasury security with
                             various maturities to 11/1/2035 for $758,346,042 on
                             1/30/2006.  The market value of the underlying
                             securities at the end of the period was $780,962,858             294,000,000
      390,000,000    (3)     Interest in $900,000,000 joint repurchase agreement
                             3.73%, dated 8/18/2005, under which Deutsche Bank
                             Securities, Inc., will repurchase U.S. Government
                             Agency securities and a U.S. Treasury security with
                             various maturities to 11/1/2035 for $908,299,250 on
                             11/15/2005.  The market value of the underlying
                             securities at the end of the period was
                             $927,335,144.                                                    390,000,000
      65,000,000     (3)     Interest in $300,000,000 joint repurchase agreement
                             3.78%, dated 10/3/2005, under which Deutsche Bank
                             Securities, Inc., will repurchase U.S. Government
                             Agency securities with various maturities to
                             10/1/2035 for $300,913,500 on 11/1/2005.  The
                             market value of the underlying securities at the
                             end of the period was $308,871,859.                               65,000,000
      200,000,000            Interest in $2,750,000,000 joint repurchase
                             agreement 3.96%, dated 10/31/2005, under which
                             Deutsche Bank Securities, Inc., will repurchase
                             U.S. Treasury securities with various maturities to
                             5/15/2015 for $2,750,302,500 on 11/1/2005.  The
                             market value of the underlying securities at the
                             end of the period was $2,805,309,203.                            200,000,000
      227,000,000    (3)     Interest in $480,000,000 joint repurchase agreement
                             4.02%, dated 10/28/2005, under which Deutsche Bank
                             Securities, Inc., will repurchase U.S. Government
                             Agency securities with various maturities to
                             10/1/2035 for $482,304,800 on 12/13/2005.  The
                             market value of the underlying securities at the
                             end of the period was $493,822,133.                              227,000,000
      234,828,000            Interest in $1,000,000,000 joint repurchase
                             agreement 4.04%, dated 10/31/2005, under which
                             Deutsche Bank Securities, Inc., will repurchase
                             U.S. Government Agency securities with various
                             maturities to 11/1/2035 for $1,000,112,222 on
                             11/1/2005.  The market value of the underlying
                             securities at the end of the period was
                             $1,022,185,524.                                                  234,828,000
      575,000,000            Interest in $1,000,000,000 joint repurchase
                             agreement 4.04%, dated 10/31/2005, under which
                             Deutsche Bank Securities, Inc., will repurchase
                             U.S. Government Agency securities with various
                             maturities to 11/1/2035 for $1,000,112,222 on
                             11/1/2005.  The market value of the underlying
                             securities at the end of the period was
                             $1,029,659,544.                                                  575,000,000
      75,000,000     (3)     Interest in $250,000,000 joint repurchase agreement
                             4.01%, dated 10/28/2005, under which Dresdner
                             Kleinwort Wassertstein, will repurchase U.S.
                             Government Agency securities with various
                             maturities to 12/25/2030 for $250,863,264 on
                             11/28/2005.  The market value of the underlying
                             securities at the end of the period was
                             $257,500,165.                                                     75,000,000
      288,000,000    (3)     Interest in $750,000,000 joint repurchase agreement
                             3.83%, dated 10/6/2005, under which Goldman Sachs &
                             Co., will repurchase U.S. Government Agency
                             securities with various maturities to 10/1/2035 for
                             $752,553,333 on 11/8/2005.  The market value of the
                             underlying securities at the end of the period was
                             $769,997,976.                                                    288,000,000
      45,000,000             Interest in $125,000,000 joint repurchase agreement
                             3.81%, dated 10/31/2005, under which J.P. Morgan
                             Securities, Inc., will repurchase U.S. Treasury
                             securities with various maturities to 4/15/2010 for
                             $125,013,229 on 11/1/2005.  The market value of the
                             underlying securities at the end of the period was
                             $127,503,333.                                                     45,000,000
      276,304,000            Interest in $2,749,000,000 joint repurchase
                             agreement 3.96%, dated 10/31/2005, under which J.P.
                             Morgan Securities, Inc., will repurchase U.S.
                             Treasury securities with various maturities to
                             2/15/2031 for $2,749,302,390 on 11/1/2005.  The
                             market value of the underlying securities at the
                             end of the period was $2,804,544,423.                            276,304,000
      100,000,000    (3)     Interest in $180,000,000 joint repurchase agreement
                             4.31%, dated 10/28/2005, under which J.P. Morgan
                             Securities, Inc., will repurchase U.S. Government
                             Agency securities and U.S. Treasury securities with
                             various maturities to 11/1/2035 for $183,167,850 on
                             3/27/2006. The market value of the underlying
                             securities at the end of the period was
                             $183,603,812.                                                    100,000,000
      300,000,000            Interest in $300,000,000 joint repurchase agreement
                             4.03%, dated 10/31/2005, under which Merrill Lynch
                             Government Securities, will repurchase a U.S.
                             Treasury security with a maturity of 5/15/2008 for
                             $300,033,583 on 11/1/2005.  The market value of the
                             underlying security at the end of the period was
                             $306,003,852.                                                    300,000,000
      250,000,000            Interest in $600,000,000 joint repurchase agreement
                             3.94%, dated 10/31/2005, under which Societe
                             Generale, London, will repurchase U.S. Treasury
                             securities with various maturities to 2/15/2031 for
                             600,065,667 on 11/1/2005.  The market value of the
                             underlying securities at the end of the period was
                             $612,000,562.                                                    250,000,000
      329,000,000    (3)     Interest in $750,000,000 joint repurchase agreement
                             3.79%, dated 10/3/2005, under which UBS Securities
                             LLC, will repurchase U.S. Government Agency
                             securities with various maturities to 12/25/2033
                             for $752,289,792 on 11/2/2005.  The market value of
                             the underlying securities at the end of the period
                             was $775,075,458.                                                329,000,000
      25,000,000             Interest in $100,000,000 joint repurchase agreement
                             3.91%, dated 10/31/2005, under which UBS Securities
                             LLC, will repurchase U.S. Government Agency
                             securities with various maturities to 4/1/2036 for
                             $100,010,861 on 11/1/2005.  The market value of the
                             underlying securities at the end of the period was
                             $102,001,745.                                                     25,000,000
      433,000,000    (3)     Interest in $950,000,000 joint repurchase agreement
                             3.98%, dated 9/28/2005, under which UBS Securities
                             LLC, will repurchase U.S. Government Agency
                             securities with various maturities to 7/15/2035 for
                             $960,292,722 on 1/5/2006.  The market value of the
                             underlying securities at the end of the period was
                             $982,106,691.                                                    433,000,000
      85,000,000     (3)     Interest in $200,000,000 joint repurchase agreement
                             4.06%, dated 10/11/2005, under which UBS Securities
                             LLC, will repurchase U.S. Government Agency
                             securities with various maturities to 4/15/2032 for
                             $202,007,444 on 1/9/2006.  The market value of the
                             underlying securities at the end of the period was
                             $206,516,777.                                                     85,000,000
      442,000,000            Interest in $500,000,000 joint repurchase agreement
                             4.05%, dated 10/31/2005, under which Wachovia
                             Securities, Inc., will repurchase U.S. Government
                             Agency securities with various maturities to
                             9/16/2038 for $500,056,250 on 11/1/2005.  The
                             market value of the underlying securities at the
                             end of the period was $513,698,013.                              442,000,000
                             Total Repurchase Agreements                                    6,435,566,000
                             Total Investments---99.9%
                              (at amortized cost)(4)                                        8,857,731,404
                             other assets and liabilities---net---0.1%                          8,010,806
                             total net assets----100%                                $      8,865,742,210

1      Floating rate note with current rate and next reset date shown.
2      Discount rate at time of purchase.
3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven days' notice.
4      Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Government Obligations Tax Managed Fund
Portfolio of Investments
October 31, 2005 (unaudited)

      Principal
      Amount                                                                                     Value
                              Government Agencies--100.9%
$     270,500,000    (1)      Federal Farm Credit System Discount Notes, 3.650%
                              - 3.790%, 11/1/2005 - 2/28/2006                         $          270,048,174
      958,130,000    (2)      Federal Farm Credit System Floating Rate Notes,
                              3.740%-4.001%, 11/1/2005 - 1/6/2006                                958,011,509
      55,500,000              Federal Farm Credit System Notes, 2.500% - 5.625%,
                              11/15/2005 - 1/23/2006                                              55,533,221
      1,462,750,000  (1)      Federal Home Loan Bank System Discount Notes,
                              3.464% - 3.964%, 11/2/2005 - 1/18/2006                           1,459,712,542
      209,000,000    (2)      Federal Home Loan Bank System Floating Rate Notes,
                              3.590%-3.890%, 11/2/2005-12/29/2005                                208,919,510
      135,895,000             Federal Home Loan Bank System Notes, 2.250% -
                              5.910%, 11/29/2005 - 8/28/2006                                     135,645,531
      108,000,000    (1)      Tennessee Valley Authority Discount Notes, 3.670%
                              - 3.900%, 11/17/2005 - 12/22/2005                                  107,586,313
                              Total Investments -
                              100.9%
                               (at amortized cost)(3)                                          3,195,456,800
                              OTHER ASSETS AND LIABILITIES - NET - (0.9)%                       (27,869,073)
                              TOTAL NET ASSETS - 100.0%                               $        3,167,587,727

1        Discount rate at time of purchase.
2        Floating rate note with current rate and next reset date shown.
3        Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


Liberty U.S. Government Money Market Trust
Portfolio of Investments
October 31, 2005 (unaudited)

       Principal
       Amount                                                                                   Value
                               Government Agencies--23.8%
$      11,000,000  (1)         Federal Home Loan Bank System Floating Rate Notes,
                               3.590% - 3.914%, 11/2/2005 - 1/4/2006                   $        10,995,488
       10,475,000              Federal Home Loan Bank System Notes, 2.500% -
                               4.000%, 2/24/2006 - 9/15/2006                                    10,421,105
       7,750,000   (2)         Federal Home Loan Mortgage Corp. Discount Notes,
                               3.320% - 4.243%, 11/22/2005 - 10/17/2006                          7,664,840
       13,000,000  (1)         Federal Home Loan Mortgage Corp. Floating Rate
                               Notes, 3.702% - 3.840%, 11/7/2005 - 12/27/2005                   12,996,559
       7,515,000               Federal Home Loan Mortgage Corp. Notes, 1.875% -
                               5.500%, 1/15/2006 - 10/18/2006                                    7,520,097
       28,000,000  (1)         Federal National Mortgage Association Floating
                               Rate Notes, 3.617% - 3.815%, 11/6/2005 - 12/9/2005               27,997,292
                               Total Government Agencies                                        77,595,381
                               Repurchase Agreements--76.2%
       65,000,000              Interest in $3,500,000,000 joint repurchase
                               agreement 4.040%, dated 10/31/2005, under which
                               Bank of America N.A. will repurchase a U.S.
                               Government Agency security with a maturity of
                               7/1/2035 for $3,500,392,778 on 11/1/2005. The
                               market value of the underlying security at the end
                               of the period was $3,570,000,001.                                65,000,000
       65,000,000              Interest in $2,000,000,000 joint repurchase
                               agreement 4.040%, dated 10/31/2005, under which
                               Bear Stearns & Co., Inc. will repurchase U.S.
                               Government Agency securities with various
                               maturities to 11/25/2035 for $2,000,224,444 on
                               11/1/2005. The market value of the underlying
                               securities at the end of the period was
                               $2,060,002,229.                                                  65,000,000
       4,000,000               Interest in $850,000,000 joint repurchase
                               agreement 4.040%, dated 10/31/2005, under which
                               Countrywide Securities Corp. will repurchase U.S.
                               Government Agency securities with various
                               maturities to 1/25/2048 for $850,095,389 on
                               11/1/2005. The market value of the underlying
                               securities at the end of the period was
                               $867,352,457.                                                     4,000,000
       5,000,000   (3)         Interest in $500,000,000 joint repurchase
                               agreement 3.790%, dated 10/4/2005, under which
                               Credit Suisse First Boston LLC will repurchase a
                               U.S. Treasury security and U.S. Government Agency
                               securities with various maturities to 10/1/2035
                               for $501,579,167 on 11/4/2005. The market value of
                               the underlying securities at the end of the period
                               was $520,976,558.                                                 5,000,000
       3,000,000   (3)         Interest in $750,000,000 joint repurchase
                               agreement 4.130%, dated 10/25/2005, under which
                               Credit Suisse First Boston LLC will repurchase a
                               U.S. Treasury security and U.S. Government Agency
                               securities with various maturities to 11/1/2035
                               for $753,097,500 on 1/30/2006. The market value of
                               the underlying securities at the end of the period
                               was $780,962,858.                                                 3,000,000
       14,000,000  (3)         Interest in $900,000,000 joint repurchase
                               agreement 3.730%, dated 8/18/2005, under which
                               Deutsche Bank Securities, Inc. will repurchase a
                               U.S. Treasury security and U.S. Government Agency
                               securities with various maturities to 11/1/2035
                               for $908,299,250 on 11/15/2005. The market value
                               of the underlying securities at the end of the
                               period was $927,335,144.                                         14,000,000
       13,000,000  (3)         Interest in $300,000,000 joint repurchase
                               agreement 3.780%, dated 10/3/2005, under which
                               Deutsche Bank Securities, Inc. will repurchase
                               U.S. Government Agency securities with various
                               maturities to 10/1/2035 for $300,913,500 on
                               11/1/2005. The market value of the underlying
                               securities at the end of the period was
                               $308,871,856.                                                    13,000,000
       9,000,000   (3)         Interest in $480,000,000 joint repurchase
                               agreement 4.020%, dated 10/28/2005, under which
                               Deutsche Bank Securities, Inc. will repurchase
                               U.S. Government Agency securities with various
                               maturities to 10/1/2035 for $482,304,800 on
                               12/13/2005. The market value of the underlying
                               securities at the end of the period was
                               $493,822,133.                                                     9,000,000
       4,000,000   (3)         Interest in $250,000,000 joint repurchase
                               agreement 4.010%, dated 10/28/2005, under which
                               Dresdner Kleinwort Wassertstein will repurchase
                               U.S. Government Agency securities with various
                               maturities to 12/25/2030 for $250,863,264 on
                               11/28/2005. The market value of the underlying
                               securities at the end of the period was
                               $257,500,165.                                                     4,000,000
       13,000,000  (3)         Interest in $750,000,000 joint repurchase
                               agreement 3.830%, dated 10/6/2005, under which
                               Goldman Sachs & Co. will repurchase U.S.
                               Government Agency securities with various
                               maturities to 10/1/2035 for $752,553,333 on
                               11/8/2005. The market value of the underlying
                               securities at the end of the period was
                               $769,997,976.                                                    13,000,000
       16,423,000              Interest in $2,749,000,000 joint repurchase
                               agreement 3.960%, dated 10/31/2005, under which
                               J.P. Morgan Securities, Inc. will repurchase U.S.
                               Treasury securities with various maturities to
                               2/15/2031 for $2,749,302,390 on 11/1/2005. The
                               market value of the underlying securities at the
                               end of the period was $2,804,544,423.                            16,423,000
       6,000,000   (3)         Interest in $180,000,000 joint repurchase
                               agreement 4.310%, dated 10/28/2005, under which
                               J.P. Morgan Securities, Inc. will repurchase U.S.
                               Treasury and U.S. Government Agency securities
                               with various maturities to 11/1/2035 for
                               $183,167,850 on 3/27/2006. The market value of the
                               underlying securities at the end of the period was
                               $183,603,812.                                                     6,000,000
       12,000,000  (3)         Interest in $750,000,000 joint repurchase
                               agreement 3.790%, dated 10/3/2005, under which UBS
                               Securities LLC will repurchase U.S. Government
                               Agency securities with various maturities to
                               12/25/2033 for $752,289,792 on 11/2/2005. The
                               market value of the underlying securities at the
                               end of the period was 775,075,458.                               12,000,000
       6,000,000   (3)         Interest in $950,000,000 joint repurchase
                               agreement 3.980%, dated 9/28/2005, under which UBS
                               Securities LLC will repurchase U.S. Government
                               Agency securities with various maturities to
                               7/15/2035 for $960,292,722 on 1/5/2006. The market
                               value of the underlying securities at the end of
                               the period was $982,106,691.                                      6,000,000
       13,000,000  (3)         Interest in $200,000,000 joint repurchase
                               agreement 4.060%, dated 10/11/2005, under which
                               UBS Securities LLC will repurchase a U.S.
                               Government Agency securities with various
                               maturities to 4/15/2032 for $202,030,000 on
                               1/9/2006. The market value of the underlying
                               securities at the end of the period was
                               $206,516,777.                                                    13,000,000
                               Total Repurchase Agreements                                     248,423,000
                               Total Investments -
                               100.0%
                                (at amortized cost)(4)                                         326,018,381
                               other assets and liabilities - net - 0.0%                            64,369
                               total net assets - 100%                                 $       326,082,750


1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.





Liquid Cash Trust
Portfolio of Investments
October 31, 2005 (unaudited)

       Principal
       Amount                                                                                     Value
                               Repurchase Agreements - 100.0%
$      19,000,000              Interest in $3,500,000,000 joint repurchase
                               agreement 4.040%, dated 10/31/2005, under which
                               Bank of America N.A., will repurchase a U.S.
                               Government Agency security with a maturity of
                               7/1/2035 for $3,500,392,778 on 11/1/2005. The
                               market value of the underlying security at the end
                               of the period was $3,570,000,001.                       $         19,000,000
       19,000,000              Interest in $1,500,000,000 joint repurchase
                               agreement 4.040%, dated 10/31/2005, under which
                               Barclays Capital, Inc., will repurchase U.S.
                               Government Agency securities with various
                               maturities to 9/29/2025 for $1,500,168,333 on
                               11/1/2005. The market value of the underlying
                               securities at the end of the period was
                               $1,530,172,587.                                                   19,000,000
       14,000,000              Interest in $2,000,000,000 joint repurchase
                               agreement 4.040%, dated 10/31/2005, under which
                               Bear Stearns & Co., Inc., will repurchase U.S.
                               Government Agency securities with various
                               maturities to 11/25/2035 for $2,000,224,444 on
                               11/1/2005. The market value of the underlying
                               securities at the end of the period was
                               $2,060,002,229.                                                   14,000,000
       14,000,000              Interest in $1,500,000,000 joint repurchase
                               agreement 4.050%, dated 10/31/2005, under which
                               Credit Suisse First Boston LLC, will repurchase
                               U.S. Government Agency securities with various
                               maturities to 10/1/2035 for $1,500,168,750 on
                               11/1/2005. The market value of the underlying
                               securities at the end of the period was
                               $1,530,006,577.                                                   14,000,000
       14,181,000              Interest in 2,749,000,000 joint repurchase
                               agreement 3.960%, dated 10/31/2005, under which
                               J.P. Morgan Securities, Inc., will repurchase U.S.
                               Treasury securities with various maturities to
                               2/15/2031 for $2,749,302,390 on 11/1/2005. The
                               market value of the underlying securities at the
                               end of the period was $2,804,544,423.                             14,181,000
       17,000,000              Interest in $230,000,000 joint repurchase
                               agreement 4.040%, dated 10/31/2005, under which
                               Morgan Stanley & Co., Inc., will repurchase U.S.
                               Government Agency securities with various
                               maturities to 10/1/2035 for $230,025,811 on
                               11/1/2005. The market value of the underlying
                               securities at the end of the period was
                               $235,644,668.                                                     17,000,000
                                   Total INVESTMENTS - 100.0%
                                   (at amortized cost)(1)                                        97,181,000
                                   other assets and liabilities - net - 0.0%                       (22,395)
                                   Total net assets - 100%                             $         97,158,605

1      Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


Money Market Management
Portfolio of Investments
October 31, 2005 (unaudited)

      Principal
      Amount                                                                                  Value
                            Asset-Backed Securities--1.8%
                            Finance - Automotive--1.1%
$     377,111               HSBC Automotive Trust 2005-1, Class A1, 3.458%,
                            7/17/2006                                                $            377,111
      65,772                Volkswagen Auto Lease Trust 2005-A, Class A1,
                            2.985%, 3/20/2006                                                      65,772
                            Total                                                                 442,883
                            Finance - Equipment--0.3%
      127,773               CNH Equipment Trust 2005-A, Class A1, 3.080%,
                            4/7/2006                                                              127,773
                            Insurance--0.4%
      144,920               Triad Automobile Receivables Trust 2005-A, Class
                            A1, (INS by Ambac Financial Group, Inc.), 3.300%,
                            6/12/2006                                                             144,920
                            Total Asset-Backed Securities                                         715,576
                            Certificates Of Deposit--9.8%
                            Banking--9.8%
      500,000               BNP Paribas SA, 3.730%, 11/14/2005                                    500,000
      1,000,000             Citibank NA, New York, 3.700%, 12/6/2005                            1,000,000
      500,000               Deutsche Bank AG, 4.405%, 10/4/2006                                   500,022
      500,000               Svenska Handelsbanken, Stockholm, 3.885%, 7/5/2006                    500,016
      500,000               Toronto Dominion Bank, 3.570%, 2/21/2006                              500,000
      1,000,000             Washington Mutual Bank, 3.950%, 12/12/2005                          1,000,000
                            Total certificates of deposit                                       4,000,038
                            Collateralized Loan Agreements--11.0%
                            Banking--6.1%
      1,500,000             Credit Suisse First Boston LLC, 4.182%, 11/1/2005                   1,500,000
      1,000,000             Greenwich Capital Markets, Inc., 4.187%, 11/1/2005                  1,000,000
                            Total                                                               2,500,000
                            Brokerage--4.9%
      1,000,000             Bear Stearns Cos., Inc., 4.182%, 11/1/2005                          1,000,000
      1,000,000             Merrill Lynch & Co., Inc., 4.212%, 11/1/2005                        1,000,000
                            Total                                                               2,000,000
                            Total Collateralized Loan Agreements                                4,500,000
                            Commercial Paper--21.7%(1)
                            Aerospace / Auto--1.0%
      400,000       (2,3)   Volkswagen of America, Inc., (GTD by Volkswagen
                            AG), 4.020%, 11/15/2005                                               399,375
                            Banking--6.2%
      1,700,000     (2,3)   Fountain Square Commercial Funding Corp., 3.820% -
                            4.020%, 11/21/2005 - 1/10/2006                                      1,691,541
      867,000       (2,3)   Picaros Funding LLC, (GTD by KBC Bank NV), 4.270%,
                            7/10/2006                                                             841,188
                            Total                                                               2,532,729
                            Brokerage--4.8%
      2,000,000             Morgan Stanley, 4.090%, 1/20/2006                                   1,981,822
                            Consumer Products--1.7%
      400,000               Clorox Co., 4.050%, 12/6/2005                                         398,425
      300,000               Fortune Brands, Inc., 4.100%, 12/5/2005                               298,838
                            Total                                                                 697,263
                            Finance - Automotive--3.4%
      400,000               DaimlerChrysler North America Holding Corp.,
                            4.010%, 11/7/2005                                                     399,733
      1,000,000             FCAR Auto Loan Trust, (A1+/P1 Series), 3.720%,
                            11/16/2005                                                            998,446
                            Total                                                               1,398,179
                            Finance - Commercial--2.4%
      1,000,000             General Electric Capital Services, 3.975%,
                            12/12/2005                                                            995,473
                            Finance - Securities--1.2%
      500,000       (2,3)   Grampian Funding LLC, 3.670%, 11/8/2005                               499,643
                            Food & Beverage--1.0%
      400,000       (2,3)   General Mills, Inc., 4.110%, 12/14/2005                               398,036
                            Total Commercial Paper                                              8,902,520
                            Corporate Bonds--1.5%
                            Banking--0.6%
      250,000               Citigroup, Inc., 6.750%, 12/1/2005                                    250,587
                            Finance - Retail--0.9%
      355,000               Washington Mutual Finance Corp., 6.250%, 5/15/2006                    359,026
                            Total Corporate Bonds                                                 609,613
                            Corporate Note--2.4%
                            Finance - Securities--2.4%
      1,000,000     (2,3)   Beta Finance, Inc., (GTD by Beta Finance Corp.),
                            4.010%, 7/25/2006                                                   1,000,000
                            Loan Participation--2.0%
                            Finance - Retail--2.0%
      800,000               Countrywide Home Loans, Inc., 4.070%, 11/29/2005                      800,000
                            Notes - Variable--42.4%(4)
                            Banking--25.3%
      1,000,000     (2,3)   BNP Paribas SA, 4.021%, 11/28/2005                                  1,000,000
      1,000,000             Barclays Bank PLC, 3.822%, 11/7/2005                                  999,882
      2,000,000     (2,3)   Commonwealth Bank of Australia, Sydney, 4.001%,
                            11/25/2005                                                          2,000,000
      500,000       (2,3)   HBOS Treasury Services PLC, 3.870%, 11/21/2005                        500,000
      1,000,000             Kansas City, MO Tax Increment Financing Commission,
                            President Hotel, (INS by MBIA Insurance Corp.),
                            4.120%, 11/3/2005                                                   1,000,000
      1,000,000     (2)     MONET Trust, (Series 2000-1), Class A-2A, (Dresdner
                            Bank AG, Frankfurt SWP), 4.070%, 12/28/2005                         1,000,000
      1,000,000             Salvation Army, (Series 2004-A), (Bank of New York
                            LOC), 4.070%, 11/3/2005                                             1,000,000
      2,255,000             Stratford Properties LP, (Series 1998),
                            (Manufacturers & Traders Trust Co., Buffalo, NY
                            LOC), 4.100%, 11/1/2005                                             2,255,000
      600,000               Taxable Floating Rate Notes, (Series 2002-H1),
                            Becker, MN PCR, (Bank of New York SWP), 4.210%,
                            11/2/2005                                                             600,000
                            Total                                                              10,354,882
                            Finance - Commercial--4.9%
      1,000,000     (2,3)   Compass Securitization LLC, 3.895%, 11/10/2005                        999,989
      1,000,000     (2,3)   Compass Securitization LLC, 3.935%, 11/18/2005                        999,981
                            Total                                                               1,999,970
                            Finance - Retail--7.3%
      1,000,000             AFS Insurance Premium Receivables Trust, (Series
                            1994-A), 4.526%, 11/15/2005                                         1,000,000
      1,000,000     (2,3)   Paradigm Funding LLC, 3.900%, 11/14/2005                            1,000,000
      1,000,000     (2,3)   Paradigm Funding LLC, 3.930%, 11/17/2005                            1,000,000
                            Total                                                               3,000,000
                            Pharmaceuticals And Healthcare--4.9%
      2,000,000     (2,3)   Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.),
                            3.830%, 11/1/2005                                                   2,000,000
                            Total Notes - Variable                                             17,354,852
                            Repurchase Agreement--7.0%
      2,884,000             Interest in $1,500,000,000 joint repurchase
                            agreement 4.050%, dated 10/31/2005, under which
                            Credit Suisse First Boston LLC, will repurchase
                            U.S. Government Agency securities with various
                            maturities to 10/1/2035 for $1,500,168,750 on
                            11/1/2005.  The market value of the underlying
                            securities at the end of the period was
                            $1,530,006,577                                                      2,884,000
                            Total Investments -99.6%
                            (AT AMORTIZED COST)(5)                                             40,766,599
                            other assets and liabilities---net---0.4%                             175,018
                            total net assets---100%                                  $         40,941,617




1 Discount rate at the time of purchase, or the coupon for interest bearing issues.
2 Denotes a restricted security, including securities purchased under the Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $15,329,753 which represents 37.4% of total net assets.
3 Denotes a restricted security, including securities purchased under the Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2005, these securities amounted to $14,329,753 which represents 35.0% of total net assets.
4      Floating rate notes with current rate and next reset date shown.
5      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

The following acronyms are used throughout this portfolio:
GTD         --Guaranteed
INS         --Insured
LOC         --Letter of Credit
PCR         --Pollution Control Revenue
SWP         --Swap Agreement

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


Municipal Obligations Fund
Portfolio of Investments
October 31, 2005 (unaudited)

      Principal
      Amount                                                                                      Value
                              Short-Term Municipals--101.2%(1)
                              Alabama--2.0%
$     4,500,000               Alabama HFA MFH (Series 2002A: Sterling Pointe
                              Apartments), Weekly VRDNs (Oxford Pointe
                              LP)/(Amsouth Bank N.A., Birmingham, AL LOC)              $            4,500,000
      8,110,000               Alabama HFA MFH (Series 2003A), Weekly VRDNs
                              (Lakeshore Crossing Apartments Ltd.)/(Compass Bank,
                              Birmingham LOC)                                                       8,110,000
      5,180,000               Alabama HFA MFH (Series 2004A: Phoenix Apartments),
                              Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank,
                              Alabama LOC)                                                          5,180,000
      2,560,000               Birmingham, AL IDA (Series 1997), Weekly VRDNs
                              (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)                     2,560,000
      7,000,000               Birmingham, AL Medical Clinic Board (Series 1991),
                              Weekly VRDNs (University of Alabama Health
                              System)/(SunTrust Bank LOC)                                           7,000,000
      1,715,000               Calhoun County, AL Economic Development Council
                              Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank,
                              Alabama LOC)                                                          1,715,000
      17,000,000              Decatur, AL IDB (Series 2003-A), Weekly VRDNs
                              (Nucor Steel Decatur LLC)/(Nucor Corp. GTD)                          17,000,000
      3,725,000               East Central, AL Solid Waste Disposal Authority
                              (Series 2003: Three Corners), Weekly VRDNs (Waste
                              Management, Inc.)/(Wachovia Bank N.A. LOC)                            3,725,000
      10,000,000              Jefferson County, AL Sewer System (Series 2003 B-3
                              Warrants), Weekly VRDNs (XL Capital Assurance Inc.
                              INS)/(Bank of New York LIQ)                                          10,000,000
      4,175,000               Mobile, AL Solid Waste Authority (Series 2003:
                              Chastang), Weekly VRDNs (Waste Management,
                              Inc.)/(Wachovia Bank N.A. LOC)                                        4,175,000
      3,150,000               North Summer, AL Solid Waste Disposal Authority
                              (Series 2003: Emelle), Weekly VRDNs (Waste
                              Management, Inc.)/(Wachovia Bank N.A. LOC)                            3,150,000
      13,275,000              Talladega County, AL Special Obligation, School
                              Warrants (Series 2003), Weekly VRDNs (Talladega
                              County, AL Board of Education)/(Regions Bank,
                              Alabama LOC)                                                         13,275,000
                              Total                                                                80,390,000
                              Alaska--1.5%
      4,845,000     (2)       Alaska Industrial Development and Export Authority
                              (MT-129), Weekly VRDNs (Delong Mountain
                              Transportation System)/(MBIA Insurance Corp.
                              INS)/(Merrill Lynch & Co., Inc. LIQ)                                  4,845,000
      3,750,000     (2)       Alaska International Airports System, MERLOTS
                              (Series 1999I), Weekly VRDNs (AMBAC INS)/(Wachovia
                              Bank N.A. LIQ)                                                        3,750,000
      24,500,000              Valdez, AK Marine Terminal (Series 1994A), 3.00%
                              TOBs (Phillips Transportation Alaska,
                              Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2006                 24,500,000
      6,015,000               Valdez, AK Marine Terminal (Series 1994B), 3.00%
                              TOBs (Phillips Transportation Alaska,
                              Inc.)/(ConocoPhillips GTD), Mandatory Tender
                              6/1/2006                                                              6,015,000
      10,855,000              Valdez, AK Marine Terminal (Series 2001), Daily
                              VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)                      10,855,000
      4,700,000               Valdez, AK Marine Terminal (Series 2002), 3.03%
                              TOBs (Phillips Transportation Alaska,
                              Inc.)/(ConocoPhillips GTD), Mandatory Tender
                              5/1/2006                                                              4,700,000
      4,540,000               Valdez, AK Marine Terminal (Series 2003A), Daily
                              VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)                       4,540,000
                              Total                                                                59,205,000
                              Arizona--0.0%
      1,675,000               Maricopa County, AZ, IDA (Series 2000A),  Weekly
                              VRDNs (Las Gardenias Apartments LP)/(FNMA LOC)                        1,675,000
                              Arkansas--2.1%
      1,000,000               Arkadelphia, AR, IDRB (Series 1996) Weekly VRDNs
                              (Siplast, Inc.)/(Danske Bank A/S LOC)                                 1,000,000
      5,130,000               Arkansas Development Finance Authority (Series
                              1995), Weekly VRDNs (Paco Steel & Engineering
                              Corp.)/(JPMorgan Chase Bank, N.A. LOC)                                5,130,000
      14,000,000              Arkansas Development Finance Authority (Series
                              2001), Weekly VRDNs (ENSCO, Inc.)/
                              (Wachovia Bank N.A. LOC)                                             14,000,000
      16,800,000              Blytheville, AR (Series 1998), Weekly VRDNs (Nucor
                              Corp.)                                                               16,800,000
      34,400,000              Blytheville, AR (Series 2002), Weekly VRDNs (Nucor
                              Corp.)                                                               34,400,000
      8,000,000               Crossett, AR (Series 1997), Weekly VRDNs (Bemis
                              Co., Inc.)                                                            8,000,000
      7,100,000               Siloam Springs, AR, IDRB (Series 1994), Weekly
                              VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank,
                              N.A. LOC)                                                             7,100,000
                              Total                                                                86,430,000
                              California--4.0
      5,500,000               California PCFA (1996 Series C), Daily VRDNs
                              (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank,
                              N.A. LOC)                                                             5,500,000
      2,000,000               California PCFA (Series 1995A), Weekly VRDNs
                              (Athens Disposal Co., Inc.)/(Wells Fargo Bank, N.A.
                              LOC)                                                                  2,000,000
      2,825,000               California PCFA (Series 1995A), Weekly VRDNs
                              (Contra Costa Waste Service, Inc.)/(Bank of America
                              N.A. LOC)                                                             2,825,000
      1,610,000               California PCFA (Series 1997A), Weekly VRDNs (West
                              Valley MRF LLC)/(Union Bank of California LOC)                        1,610,000
      1,400,000               California PCFA (Series 1997B), Weekly VRDNs
                              (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A.
                              LOC)                                                                  1,400,000
      1,130,000               California PCFA (Series 1998A), Weekly VRDNs (Santa
                              Clara Valley Industries LLC)/
                              (Comerica Bank - California LOC)                                      1,130,000
      2,400,000               California PCFA (Series 1999A), Weekly VRDNs (Atlas
                              Disposal Industries LLC)/(JPMorgan Chase Bank, N.A.
                              LOC)                                                                  2,400,000
      2,305,000               California PCFA (Series 1999A), Weekly VRDNs (BLT
                              Enterprises of Sacramento, Inc.)/
                              (Wells Fargo Bank, N.A. LOC)                                          2,305,000
      2,205,000               California PCFA (Series 1999B), Weekly VRDNs
                              (GreenWaste Recovery, Inc.)/(Comerica Bank -
                              California LOC)                                                       2,205,000
      1,550,000               California PCFA (Series 2000A), Weekly VRDNs
                              (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A.
                              LOC)                                                                  1,550,000
      4,845,000               California PCFA (Series 2000A), Weekly VRDNs
                              (Sunset Waste Paper, Inc.)/(Comerica Bank -
                              California LOC)                                                       4,845,000
      2,000,000               California PCFA (Series 2000A), Weekly VRDNs (West
                              Valley MRF LLC)/(Union Bank of California LOC)                        2,000,000
      1,550,000               California PCFA (Series 2001), Weekly VRDNs (Bos
                              Farms)/(Bank of America N.A. LOC)                                     1,550,000
      5,000,000               California PCFA (Series 2001A), Weekly VRDNs
                              (Western Sky Dairy)/(Bank of America N.A. LOC)                        5,000,000
      2,705,000               California PCFA (Series 2001A: GreenTeam of San
                              Jose), Weekly VRDNs (Waste Connections of
                              California, Inc.)/(Bank of America N.A. LOC)                          2,705,000
      2,000,000               California PCFA (Series 2002), Weekly VRDNs (Bidart
                              Dairy II LLC)/(Wells Fargo Bank, N.A. LOC)                            2,000,000
      1,740,000               California PCFA (Series 2002), Weekly VRDNs
                              (MarBorg Industries )/(CALSTRS (California State
                              Teachers' Retirement System) LOC)                                     1,740,000
      6,200,000               California PCFA (Series 2002A), Weekly VRDNs
                              (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A.
                              LOC)                                                                  6,200,000
      4,000,000               California PCFA (Series 2002A), Weekly VRDNs
                              (Norcal Waste Systems, Inc.)/(Bank of America N.A.
                              LOC)                                                                  4,000,000
      3,000,000               California PCFA (Series 2002A), Weekly VRDNs (SANCO
                              Services LP)/(Union Bank of California LOC)                           3,000,000
      4,615,000               California PCFA (Series 2002A), Weekly VRDNs (South
                              Lake Refuse Co. LLC)/(Comerica Bank - California
                              LOC)                                                                  4,615,000
      3,285,000               California PCFA (Series 2002A), Weekly VRDNs
                              (Sunset Waste Paper, Inc.)/(Comerica Bank -
                              California LOC)                                                       3,285,000
      4,400,000               California PCFA (Series 2003), Weekly VRDNs (B & B
                              Dairy, LLC)/(Key Bank, N.A. LOC)                                      4,400,000
      2,000,000               California PCFA (Series 2003), Weekly VRDNs (C.A.
                              and E.J. Vanderham Family Trust)/
                              (Bank of America N.A. LOC)                                            2,000,000
      9,000,000     (2)       California PCFA (Series 2004 F11J), Weekly VRDNs
                              (Waste Management, Inc.)/(Lehman Brothers Holdings,
                              Inc. SWP)                                                             9,000,000
      2,000,000               California PCFA (Series 2004), Weekly VRDNs (A & M
                              Farms)/(Wachovia Bank N.A. LOC)                                       2,000,000
      3,965,000               California PCFA (Series 2004A), Weekly VRDNs
                              (Burrtec Waste Group, Inc.)/(U.S. Bank, N.A. LOC)                     3,965,000
      3,705,000               California PCFA (Series 2004A), Weekly VRDNs
                              (MarBorg Industries )/(Wachovia Bank N.A. LOC)                        3,705,000
      7,280,000               California PCFA (Series 2005A), Weekly VRDNs (BLT
                              Enterprises of Fremont, LLC)/(Union Bank of
                              California LOC)                                                       7,280,000
      5,000,000               California PCFA (Series 2005A), Weekly VRDNs (Napa
                              Recycling & Waste Services LLC)/
                              (Union Bank of California LOC)                                        5,000,000
      5,750,000               California State Department of Water Resources
                              Power Supply Program (Series 2002 C-3), Weekly
                              VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ)                     5,750,000
      7,000,000     (2)       California State, Veterans Bonds ROCs (Series
                              438CE), Weekly VRDNs (Citibank NA, New York
                              LIQ)/(Citibank NA, New York LOC)                                      7,000,000
      2,500,000     (2)       California Statewide Communities Development
                              Authority (PT-2001), Weekly VRDNs (Vista Montana
                              Apartments)/(Merrill Lynch & Co., Inc.
                              LIQ)/(Merrill Lynch & Co., Inc. LOC)                                  2,500,000
      2,680,000               California Statewide Communities Development
                              Authority (Series 1996-H), Weekly VRDNs (Levecke
                              LLC)/(Union Bank of California LOC)                                   2,680,000
      8,500,000               California Statewide Communities Development
                              Authority (Series 2004J), Weekly VRDNs (Kaiser
                              Permanente)                                                           8,500,000
      3,500,000               Fresno, CA (Series 2000C), Weekly VRDNs (Trinity
                              Healthcare Credit Group)                                              3,500,000
      850,000                 Los Angeles County, CA, IDA (Series 1991), Weekly
                              VRDNs (Caitec Garment Processing. Inc.)/(Union Bank
                              of California LOC)                                                      850,000
      8,200,000               Los Angeles, CA Department of Water & Power (Series
                              2001 B-6), Daily VRDNs (Los Angeles, CA Department
                              of Water & Power (Electric/Power System))/(Bank of
                              America N.A., Bayerische Landesbank (GTD), Dexia
                              Credit Local, JPMorgan Chase Bank, N.A., Landesbank
                              Baden-Wuerttemberg (GTD), State Street Bank and
                              Trust Co. and WestLB AG (GTD) LIQs)                                   8,200,000
      800,000                 San Francisco, CA MFH (Series 2002B: Carter Terrace
                              Apartments ), Weekly VRDNs (Mercy Housing
                              California XXIV)/(Citibank NA, New York LOC)                            800,000
      8,600,000               San Francisco, CA Redevelopment Finance Agency MFH
                              (Series 2000D: Orlando Cepeda Place Apartments),
                              Weekly VRDNs (Mission Bay Affordable Housing,
                              LP)/(Citibank NA, New York LOC)                                       8,600,000
      9,200,000               Santa Clara County, CA Housing Authority (Series
                              2005B: Timberwood Apartments), Weekly VRDNs (MP
                              Timberwood Associates)/(Union Bank of California
                              LOC)                                                                  9,200,000
                              Total                                                               158,795,000
                              Colorado--2.5%
      59,975,000    (2)       Denver Urban Renewal Authority, Stapleton Tax
                              Increment Revenue (Series 2004 FR/RI-F7J), Weekly
                              VRDNs (Lehman Brothers Holdings, Inc. SWP)                           59,975,000
      5,500,000     (2)       Denver, CO City & County Airport Authority
                              (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch &
                              Co., Inc. LIQ)                                                        5,500,000
      21,500,000              Denver, CO City & County Airport Authority (Series
                              2004A), Weekly VRDNs (CDC IXIS Financial GUARANTY
                              NA INS)/(Bayerische Landesbank (GTD) LIQ)                            21,500,000
      14,660,000    (2)       Denver, CO City & County Airport Authority, MERLOTS
                              (Series 1997E), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Wachovia Bank N.A. LIQ)                                        14,660,000
                              Total                                                               101,635,000
                              Connecticut--0.6%
      1,985,000               Connecticut Development Authority Health Care
                              Revenue Weekly VRDNs (Corporation for Independent
                              Living)/(JPMorgan Chase Bank, N.A. LOC)                               1,985,000
      2,000,000               Connecticut Development Authority Health Care
                              Revenue (Series 1993A), Weekly VRDNs (Corporation
                              for Independent Living)/(Dexia Credit Local LOC)                      2,000,000
      1,500,000               Connecticut Development Authority Health Care
                              Revenue (Series 1999), Weekly VRDNs (Corporation
                              for Independent Living)/(Dexia Credit Local LOC)                      1,500,000
      3,600,000               Connecticut State HEFA (Series F), Weekly VRDNs
                              (University of Hartford, CT)/(Citizens Bank of
                              Rhode Island LOC)                                                     3,600,000
      9,700,000               Hartford, CT Redevelopment Authority Weekly VRDNs
                              (Underwood Towers)/(FSA INS)/
                              (Societe Generale, Paris LIQ)                                         9,700,000
      4,935,000               Plainfield, CT, 3.75% BANs, 1/11/2006                                 4,944,352
                              Total                                                                23,729,352
                              District of Columbia--0.7%
      4,100,000               District of Columbia, Enterprise Zone Revenue Bonds
                              (Series 2004), Weekly VRDNs (NJA Hotel LLC)/(Bank
                              of Scotland, Edinburgh LOC)                                           4,100,000
      10,000,000              Metropolitan Washington, DC Airports Authority
                              (Series 2005A), 2.80% CP (JPMorgan Chase Bank, N.A.
                              LOC), Mandatory Tender 12/9/2005                                     10,000,000
      15,000,000              Metropolitan Washington, DC Airports Authority,
                              Subseries A, 2.82% CP (Landesbank
                              Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs),
                              Mandatory Tender 12/7/2005                                           15,000,000
                              Total                                                                29,100,000
                              Florida--2.5%
      10,000,000    (2)       ABN AMRO MuniTOPS Certificates Trust (Florida
                              Non-AMT)/(Series 1999-11), Weekly VRDNs (Tampa Bay,
                              FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank
                              NV, Amsterdam LIQ)                                                   10,000,000
      5,619,000     (2)       Clipper Tax-Exempt Certificates Trust (Florida
                              AMT)/(Series 1999-5), Weekly VRDNs (State Street
                              Bank and Trust Co. LIQ)                                               5,619,000
      11,598,000    (2)       Clipper Tax-Exempt Certificates Trust
                              (Florida-AMT)/(Series 2005-17), Weekly VRDNs
                              (Merrill Lynch & Co., Inc. LIQ)                                      11,598,000
      2,810,000               Coconut Creek, FL (Series 2002), Weekly VRDNs
                              (Elite Aluminum Corp.)/(Bank of America N.A. LOC)                     2,810,000
      6,500,000               Greater Orlando, FL Aviation Authority Weekly VRDNs
                              (Cessna Aircraft Co.)/(Textron Inc. GTD)                              6,500,000
      8,000,000               Highlands County, FL Health Facilities Authority
                              (Series 1996A), Weekly VRDNs (Adventist Health
                              System)/(MBIA Insurance Corp. INS)/(JPMorgan Chase
                              Bank, N.A. LIQ)                                                       8,000,000
      7,835,000     (2)       Hillsborough County, FL Aviation Authority
                              (MT-126), Weekly VRDNs (Tampa International
                              Airport)/(AMBAC INS)/(Svenska Handelsbanken,
                              Stockholm LIQ)                                                        7,835,000
      11,280,000    (2)       Hillsborough County, FL Port District (MT-101),
                              Weekly VRDNs (Tampa, FL Port Authority)/(MBIA
                              Insurance Corp. INS)/(Landesbank Hessen-Thueringen
                              (GTD) LIQ)                                                           11,280,000
      2,000,000               Jacksonville, FL EDC (Series 2003A), Weekly VRDNs
                              (Florida Proton Therapy Institute)/
                              (Fortis Bank SA/NV and JPMorgan Chase Bank, N.A.
                              LOCs)                                                                 2,000,000
      1,500,000               Martin County, FL (PCR: Series 2000), Daily VRDNs
                              (Florida Power & Light Co.)                                           1,500,000
      5,345,000     (2)       Miami-Dade County, FL Aviation (PT-2713), Weekly
                              VRDNs (MBIA Insurance Corp. INS)/
                              (Merrill Lynch & Co., Inc. LIQ)                                       5,345,000
      7,635,000     (2)       Miami-Dade County, FL HFA,(PT-1349), Weekly VRDNs
                              (Hidden Grove Apartments)/(Merrill Lynch & Co.,
                              Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)                             7,635,000
      6,000,000               Miami-Dade County, FL IDA (Series 1999A), Weekly
                              VRDNs (Airis Miami LLC)/(AMBAC INS)/(Bayerische
                              Landesbank (GTD) LIQ)                                                 6,000,000
      6,220,000               Ocean Highway and Port Authority, FL, Adjustable
                              Demand Revenue Bonds (Series 1990), Weekly VRDNs
                              (Wachovia Bank N.A. LOC)                                              6,220,000
      8,540,000               Tampa, FL (Series 2001), Weekly VRDNs (Academy of
                              the Holy Names, Inc.)/(SunTrust Bank LOC)                             8,540,000
                              Total                                                               100,882,000
                              Georgia--2.5%
      3,500,000     (2)       Atlanta, GA Airport General Revenue, PA 926R Weekly
                              VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)                      3,500,000
      7,970,000               Clayton County, GA Housing Authority (Series 2004:
                              Ashton Walk Apartments), Weekly VRDNs (Ashton
                              Forest Park LP)/(Amsouth Bank N.A., Birmingham, AL
                              LOC)                                                                  7,970,000
      9,000,000               Cobb County, GA Housing Authority (Series 2004),
                              Weekly VRDNs (Parkland Manor LP)/
                              (Wachovia Bank N.A. LOC)                                              9,000,000
      6,390,000               Crisp County, GA Solid Waste Management Authority
                              (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia
                              Bank N.A. LIQ)                                                        6,390,000
      800,000                 Fayette County, GA (Series 1998), Weekly VRDNs
                              (Gardner Denver Machinery, Inc.)/
                              (National City Bank, Michigan/Illinois LOC)                             800,000
      3,420,000               Georgia State Municipal Gas Authority (Series C),
                              Weekly VRDNs (Bank of America N.A., Bayerische
                              Landesbank (GTD), JPMorgan Chase Bank, N.A. and
                              Wachovia Bank N.A. LOCs)                                              3,420,000
      32,540,000    (2)       Georgia State, PUTTERs (Series 493), Weekly VRDNs
                              (JPMorgan Chase Bank, N.A. LIQ)                                      32,540,000
      2,155,000               Medical Center Hospital Authority, GA (Series
                              2004), Weekly VRDNs (Spring Harbor at Green
                              Island)/(Bank of Scotland, Edinburgh LOC)                             2,155,000
      15,820,000              Municipal Electric Authority of Georgia (Series
                              1985A), Project 1, 2.75% CP (JPMorgan Chase Bank,
                              N.A. LOC), Mandatory Tender 11/9/2005                                15,820,000
      4,730,000               Municipal Electric Authority of Georgia (Series
                              1985A), Project 1, 2.75% CP (JPMorgan Chase Bank,
                              N.A. LOC), Mandatory Tender 11/9/2005                                 4,730,000
      10,950,000              Savannah, GA EDA (Series 1995A), Weekly VRDNs (Home
                              Depot, Inc.)                                                         10,950,000
      3,000,000               Savannah, GA EDA (Series 2003C), Weekly VRDNs
                              (Marshes of Skidaway Island)/(BNP Paribas SA LOC)                     3,000,000
      2,600,000               Tattnall County, GA IDA (Series 1999), Weekly VRDNs
                              (Rotary Corp.)/(Bank of America N.A. LOC)                             2,600,000
                              Total                                                               102,875,000
                              Hawaii--0.1%
      505,000       (2)       Hawaii Finance and Development Corp., MERLOTS
                              (Series 2001 A15), Weekly VRDNs (FNMA
                              COL)/(Wachovia Bank N.A. LIQ)                                           505,000
      2,215,000     (2)       Hawaii State Airport System (PT-830), Weekly VRDNs
                              (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)                            2,215,000
                              Total                                                                 2,720,000
                              Illinois--3.2%
      16,600,000              Bartlett Village, IL Special Service Area No. 1,
                              (Series 2004), Weekly VRDNs (JPMorgan Chase Bank,
                              N.A. LOC)                                                            16,600,000
      6,000,000               Chicago, IL Metropolitan Water Reclamation District
                              (Series 2002-E), Weekly VRDNs (Landesbank
                              Hessen-Thueringen (GTD) LIQ)                                          6,000,000
      8,050,000     (2)       Chicago, IL O'Hare International Airport (PA-1198),
                              Weekly VRDNs (XL Capital Assurance Inc.
                              INS)/(Merrill Lynch & Co., Inc. LIQ)                                  8,050,000
      1,070,000     (2)       Chicago, IL O'Hare International Airport (PT-1993),
                              Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill
                              Lynch & Co., Inc. LIQ)                                                1,070,000
      6,170,000     (2)       Chicago, IL O'Hare International Airport (PT-2718),
                              Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc.
                              LIQ)                                                                  6,170,000
      7,000,000     (2)       Chicago, IL O'Hare International Airport (PT-756),
                              Weekly VRDNs (AMBAC INS)/
                              (Landesbank Hessen-Thueringen LIQ)                                    7,000,000
      9,995,000     (2)       Chicago, IL O'Hare International Airport (PT-685),
                              Weekly VRDNs (AMBAC INS)/(Svenska Handelsbanken,
                              Stockholm LIQ)                                                        9,995,000
      5,200,000     (2)       Chicago, IL O'Hare International Airport, ROCs
                              (Series 239), Weekly VRDNs (FSA INS)/
                              (Citibank NA, New York LIQ)                                           5,200,000
      25,105,000              Chicago, IL Wastewater Transmission (Series 2004A),
                              Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan
                              Chase Bank, N.A. LIQ)                                                25,105,000
      2,450,000               Chicago, IL, (Series 1997) Weekly VRDNs (Trendler
                              Components, Inc.)/(JPMorgan Chase Bank, N.A. LOC)                     2,450,000
      1,450,000               Chicago, IL, (Series 1999 IDRB), Weekly VRDNs (Ade,
                              Inc.)/(U.S. Bank, N.A. LOC)                                           1,450,000
      10,500,000              Chicago, IL, Chicago Midway Airport Special
                              Facility Revenue Bonds (Series 1998), 3.08% TOBs
                              (Signature Flight Support Corp.)/(Bayerische
                              Landesbank (GTD) LOC), Optional Tender 12/1/2005                     10,500,000
      5,960,000     (2)       Cook County, IL, Roaring Forks (Series 2004-1),
                              Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)                       5,960,000
      515,000                 Galva, IL (Series 1999), Weekly VRDNs (John H. Best
                              & Sons, Inc.)/(Wells Fargo Bank, N.A., Minnesota
                              LOC)                                                                    515,000
      3,400,000               Harvey, IL Multifamily Revenue (Series 1997),
                              Weekly VRDNs (Bethlehem Village)/(Federal Home Loan
                              Bank of Chicago LOC)                                                  3,400,000
      2,495,000               Huntley, IL IDBR (Series 1999), Weekly VRDNs
                              (Colony, Inc.)/(JPMorgan Chase Bank, N.A. LOC)                        2,495,000
      1,500,000               Illinois Development Finance Authority, IDB (Series
                              1995), Weekly VRDNs (Evapco, Inc.)/
                              (Bank of America N.A. LOC)                                            1,500,000
      5,225,000               Illinois Development Finance Authority, IDB (Series
                              1998), Weekly VRDNs (Lakeview Partners I
                              LP)/(LaSalle Bank, N.A. LOC)                                          5,225,000
      2,940,000               Illinois Development Finance Authority IDB (Series
                              2000A), Weekly VRDNs (Processing Technologies,
                              Inc.)/(U.S. Bank, N.A. LOC)                                           2,940,000
      3,330,000               Illinois Development Finance Authority (Series
                              2001), Weekly VRDNs (Mangel BG Investments
                              LLC)/(LaSalle Bank, N.A. LOC)                                         3,330,000
      465,000                 Illinois Health Facilities Authority (Series 2003),
                              Weekly VRDNs (Herman M. Finch University)/(JPMorgan
                              Chase Bank, N.A. LOC)                                                   465,000
      550,000                 Illinois Housing Development Authority, Homeowner
                              Mortgage Revenue Bonds (Series 2004 C-3), Weekly
                              VRDNs (Federal Home Loan Bank of Chicago LIQ)                           550,000
      5,640,000               Robbins (Village of) IL (Series 2001), Weekly VRDNs
                              (Robbins Property LLC)/(Citibank NA, New York LOC)                    5,640,000
                              Total                                                               131,610,000
                              Indiana--3.0%
      500,000                 Clarksville, IN (Series 1997), Weekly VRDNs (Metal
                              Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC)                        500,000
      10,000,000              Hamilton Southeastern, IN School Corp., 3.25% TANs,
                              12/30/2005                                                           10,013,430
      1,080,000               Huntington, IN (Series 1999), Weekly VRDNs (DK
                              Enterprises LLC)/(Wells Fargo Bank, N.A., Minnesota
                              LOC)                                                                  1,080,000
      25,700,000              Indiana Development Finance Authority (Series
                              2001), Weekly VRDNs (Indianapolis Museum of Art,
                              Inc.)/(JPMorgan Chase Bank, N.A. LOC)                                25,700,000
      185,000                 Indiana Health & Educational Facility Financing
                              Authority (Series 2005B), Weekly VRDNs (Parkview
                              Health System Obligated Group)/(AMBAC
                              INS)/(JPMorgan Chase Bank, N.A. LIQ)                                    185,000
      2,230,000     (2)       Indiana State HFA, MERLOTS (Series 2000-PPP),
                              Weekly VRDNs (Wachovia Bank N.A. LIQ)                                 2,230,000
      5,135,000     (2)       Indianapolis, IN Local Public Improvement Bond Bank
                              (PT-731), Weekly VRDNs (Indianapolis, IN Airport
                              Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)                  5,135,000
      3,400,000               Indianapolis, IN (Series 1999), Weekly VRDNs (Chip
                              Ganassi Racing Teams)/(National City Bank,
                              Pennsylvania LOC)                                                     3,400,000
      3,100,000               Indianapolis, IN (Series 2004A), Weekly VRDNs (Nora
                              Commons LP)/(LaSalle Bank, N.A. LOC)                                  3,100,000
      5,000,000               Jasper County, IN EDA (Series 2000), Weekly VRDNs
                              (T & M LP)/(Key Bank, N.A. LOC)                                       5,000,000
      7,285,000     (2)       Jeffersonville, IN (PT-1309), Weekly VRDNs
                              (Armstrong Farms Apartments)/(Merrill Lynch & Co.,
                              Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)                             7,285,000
      1,540,000               Kendallville, IN (Series 1995), Weekly VRDNs
                              (Rivnut Real Estate, Ltd.)/(National City Bank,
                              Ohio LOC)                                                             1,540,000
      3,300,000               Mishawaka, IN (Series 2000), Weekly VRDNs (Atchison
                              Indiana LLC)/(National City Bank, Indiana LOC)                        3,300,000
      4,350,000               North Adams, IN Community Schools, 2.75% TANs,
                              12/30/2005                                                            4,352,745
      170,000                 Richmond, IN (Series 1996), Weekly VRDNs (Holland
                              Colors Americas, Inc.)/(JPMorgan Chase Bank, N.A.
                              LOC)                                                                    170,000
      6,700,000               Westfield Washington, IN Schools, 3.25% TANs,
                              12/30/2005                                                            6,707,429
      5,200,000               Whiting, IN Environmental Facilities Revenue
                              (Series 2002B), Daily VRDNs (BP Products North
                              America, Inc.)/(BP PLC GTD)                                           5,200,000
      34,800,000              Whiting, IN Environmental Facilities Revenue
                              (Series 2005), Daily VRDNs (BP Products North
                              America, Inc.)/(BP PLC GTD)                                          34,800,000
      2,200,000               Whitley County, IN (Series 1999), Weekly VRDNs
                              (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank,
                              N.A., Minnesota LOC)                                                  2,200,000
                              Total                                                               121,898,604
                              Kansas--0.3%
      7,979,000     (2)       Clipper Tax-Exempt Certificates Trust
                              (Kansas-AMT)/(Series 2005-13), Weekly VRDNs
                              (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State
                              Street Bank and Trust Co. LIQ)                                        7,979,000
      4,435,000     (2)       Sedgwick & Shawnee Counties, KS, MERLOTS (Series
                              2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank
                              N.A. LIQ)                                                             4,435,000
      1,400,000     (2)       Sedgwick & Shawnee Counties, KS, Variable Rate
                              Certificates (Series 1999W), Weekly VRDNs (GNMA
                              COL)/(Bank of America N.A. LIQ)                                       1,400,000
                              Total                                                                13,814,000
                              Kentucky--0.8%
      4,900,000               Graves County, KY (Series 1988), Weekly VRDNs
                              (Seaboard Farms)/(U.S. Bank, N.A. LOC)                                4,900,000
      905,000                 Jefferson County, KY (Series 1995), Weekly VRDNs
                              (Derby Industries, Inc.)/(Fifth Third Bank,
                              Cincinnati LOC)                                                         905,000
      14,110,000              Jefferson County, KY (Series 2002A), Weekly VRDNs
                              (ULH, Inc.-University of Louisville)/
                              (Regions Bank, Alabama LOC)                                          14,110,000
      11,995,000    (2)       Kenton County, KY Airport Board, Trust Receipts
                              (Series 1998F-1), Weekly VRDNs (MBIA Insurance
                              Corp. INS)/(Bank of America N.A. LIQ)                                11,995,000
      1,740,000               Paris, KY Weekly VRDNs (Monessen Holdings
                              LLC)/(Fifth Third Bank, Cincinnati LOC)                               1,740,000
                              Total                                                                33,650,000
                              Louisiana--2.0%
      4,000,000     (2)       ABN AMRO MuniTOPS Certificates Trust (Louisiana
                              Non-AMT)/(Series 2002-17), Weekly VRDNs (Louisiana
                              State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV,
                              Amsterdam LIQ)                                                        4,000,000
      12,598,000    (2)       Clipper Tax-Exempt Certificates Trust
                              (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs
                              (Louisiana HFA)/(GNMA COL)/(State Street Bank and
                              Trust Co. LIQ)                                                       12,598,000
      5,000,000               Lake Charles, LA Harbor & Terminal District (Series
                              1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank
                              of America N.A. LOC)                                                  5,000,000
      10,100,000              Lake Charles, LA Harbor & Terminal District (Series
                              2000), Weekly VRDNs (ConocoPhillips)/(JPMorgan
                              Chase Bank, N.A. LOC)                                                10,100,000
      9,000,000               Louisiana Public Facilities Authority (Series
                              2002), Weekly VRDNs (Air Products & Chemicals, Inc.)                  9,000,000
      5,700,000               Louisiana State Offshore Terminal Authority (Series
                              2003B), Weekly VRDNs (Loop LLC)/(JPMorgan Chase
                              Bank, N.A. LOC)                                                       5,700,000
      9,000,000               Louisiana State University and Agricultural and
                              Mechanical College (Series 2000), Weekly VRDNs
                              (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)                       9,000,000
      5,875,000               New Orleans, LA IDB (Series 2003), Weekly VRDNs
                              (LGD Rental I LLC)/(Wachovia Bank N.A. LOC)                           5,875,000
      20,000,000              Tangipahoa Parish, LA Hospital Service District No.
                              1 (Series 2003B), Weekly VRDNs (North Oaks Medical
                              Center)/(Allied Irish Banks PLC LOC)                                 20,000,000
                              Total                                                                81,273,000
                              Maine--0.4%
      2,425,000               Biddeford, ME Weekly VRDNs (DK Associates & Volk
                              Packaging)/(Comerica Bank LOC)                                        2,425,000
      8,525,000               Maine Finance Authority (Series 2002), Weekly VRDNs
                              (The Jackson Laboratory)/(Bank of America N.A. LOC)                   8,525,000
      4,475,000     (2)       Maine State Housing Authority, MERLOTS (Series
                              2001-A108), 2.17% TOBs (Wachovia Bank N.A. LIQ),
                              Optional Tender 11/10/2005                                            4,475,000
                              Total                                                                15,425,000
                              Maryland--1.0%
      5,850,000               Maryland Industrial Development Financing Authority
                              (Series 1999), 3.08% TOBs (Signature Flight Support
                              Corp.)/(Bayerische Landesbank (GTD) LOC), Optional
                              Tender 12/1/2005                                                      5,850,000
      11,460,000              Maryland State Community Development Administration
                              (2004 Series K), 2.10% TOBs, Mandatory Tender
                              12/5/2005                                                            11,460,000
      2,495,000     (2)       Maryland State Community Development Administration
                              (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc.
                              LIQ)                                                                  2,495,000
      6,035,000               Maryland State Community Development Administration
                              (Series 1990B), Weekly VRDNs (Cherry Hill Apartment
                              Ltd.)/(Manufacturers & Traders Trust Co., Buffalo,
                              NY LOC)                                                               6,035,000
      4,775,000     (2)       Maryland State Community Development Administration
                              (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman
                              Brothers Holdings, Inc. LIQ)                                          4,775,000
      4,000,000               Maryland State Economic Development Corp. (Series
                              2000), Weekly VRDNs (Hunter Douglas Northeast,
                              Inc.)/(Wachovia Bank N.A. LOC)                                        4,000,000
      750,000                 Maryland State Health & Higher Educational
                              Facilities Authority (Series 2002), Weekly VRDNs
                              (Holton-Arms School, Inc.)/(SunTrust Bank LOC)                          750,000
      5,730,000     (2)       Northeast, MD Waste Disposal Authority (PT-766),
                              Weekly VRDNs (AMBAC INS)/
                              (Landesbank Hessen-Thueringen (GTD) LIQ)                              5,730,000
                              Total                                                                41,095,000
                              Massachusetts--3.3%
      7,810,000               Commonwealth of Massachusetts (Series 2001 B),
                              Weekly VRDNs (Landesbank Hessen-Thueringen (GTD)
                              LIQ)                                                                  7,810,000
      18,750,000    (2)       Commonwealth of Massachusetts, PUTTERs (Series
                              443), Weekly VRDNs (FGIC, FSA INS) and JPMorgan
                              Chase Bank, N.A. LIQs)                                               18,750,000
      7,000,000               Everett, MA, 4.00% BANs, 9/8/2006                                     7,056,698
      20,000,000              Lawrence, MA, 3.25% BANs, 12/22/2005                                 20,027,321
      6,100,000               Massachusetts Bay Transportation Authority General
                              Transportation System (Series 1999), Weekly VRDNs
                              (Landesbank Baden-Wuerttemberg (GTD) LIQ)                             6,100,000
      7,500,000     (2)       Massachusetts Bay Transportation Authority General
                              Transportation System, MERLOTS (Series 2000H),
                              Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                      7,500,000
      5,260,000               Massachusetts HEFA (Series 2004G), Weekly VRDNs
                              (Winchester Hospital)/(Bank of America N.A. LOC)                      5,260,000
      4,975,000               Massachusetts HEFA (Series E), Weekly VRDNs
                              (Simmons College)/(AMBAC INS)/(Bank of America N.A.
                              LIQ)                                                                  4,975,000
      4,500,000               Massachusetts IFA (Series 1997), Weekly VRDNs
                              (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)                          4,500,000
      2,900,000               Massachusetts State Development Finance Agency
                              (Series 1998A), Weekly VRDNs (Shady Hill
                              School)/(Citizens Bank of Massachusetts LOC)                          2,900,000
      13,900,000              Massachusetts State Development Finance Agency
                              (Series 2003), Weekly VRDNs (Boston College High
                              School)/(Citizens Bank of Massachusetts LOC)                         13,900,000
      19,610,000    (2)       Massachusetts Water Resources Authority, Class A
                              Certificates (Series 2002-208), Daily VRDNs (FSA
                              INS)/(Bear Stearns Cos., Inc. LIQ)                                   19,610,000
      18,000,000              New Bedford, MA, 3.25% BANs, 2/24/2006                               18,045,949
                              Total                                                               136,434,968
                              Michigan--0.7%
      6,000,000     (2)       Grand Rapids & Kent County, MI Joint Building
                              Authority (Series 2001-JPMC7), Weekly VRDNs (Kent
                              County, MI)/(J.P. Morgan Chase & Co. LIQ)                             6,000,000
      14,300,000              Michigan Higher Education Student Loan Authority
                              (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank
                              N.V. LIQ)                                                            14,300,000
      3,070,000               Michigan State Housing Development Authority
                              (Series 2001A), Weekly VRDNs (Sand Creek
                              Apartments)/(Federal Home Loan Bank of Cincinnati
                              LOC)                                                                  3,070,000
      5,000,000     (2)       Wayne County, MI Airport Authority ROCs (Series
                              353), Weekly VRDNs (Detroit, MI Metropolitan Wayne
                              County Airport)/(MBIA Insurance Corp.
                              INS)/(Citibank NA, New York LIQ)                                      5,000,000
                              Total                                                                28,370,000
                              Minnesota--2.5%
      2,800,000               Coon Rapids, MN (Series 1999), Weekly VRDNs
                              (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A.,
                              Minnesota LOC)                                                        2,800,000
      6,440,000     (2)       Dakota County & Washington County MN Housing &
                              Redevelopment Authority, MERLOTS (Series J), Weekly
                              VRDNs (United States Treasury COL)/(Wachovia Bank
                              N.A. LIQ)                                                             6,440,000
      3,865,000               Dakota County, MN Community Development Agency
                              (Series 2004), Weekly VRDNs (View Pointe
                              Apartments)/(LaSalle Bank, N.A. LOC)                                  3,865,000
      2,845,000               Hennepin County, MN Housing and Redevelopment
                              Authority Weekly VRDNs (Stone Arch
                              Apartments)/(LaSalle Bank, N.A. LOC)                                  2,845,000
      1,550,000               Minneapolis, MN IDA (Series 1999), Weekly VRDNs
                              (Viking Materials, Inc.)/(Wells Fargo Bank, N.A.,
                              Minnesota LOC)                                                        1,550,000
      3,140,000     (2)       Minneapolis/St. Paul, MN Metropolitan Airports
                              Commission (MT-117), Weekly VRDNs (FGIC
                              INS)/(Merrill Lynch & Co., Inc. LIQ)                                  3,140,000
      5,220,000     (2)       Minneapolis/St. Paul, MN Metropolitan Airports
                              Commission (PT-735), Weekly VRDNs (FGIC INS)/(BNP
                              Paribas SA LIQ)                                                       5,220,000
      8,975,000     (2)       Minnesota Public Facilities Authority (PT-1175),
                              Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)                          8,975,000
      30,015,000              Minnesota State HFA (Series J), 2.30% TOBs,
                              Mandatory Tender 12/14/2005                                          30,015,000
      19,000,000              Minnesota State HFA (Series K), 2.30% TOBs,
                              Mandatory Tender 12/14/2005                                          19,000,000
      1,900,000               Northfield, MN (Series 2003), Weekly VRDNs
                              (Summerfield Investments LLC)/(LaSalle Bank, N.A.
                              LOC)                                                                  1,900,000
      6,690,000               Ramsey County, MN Housing and Redevelopment
                              Authority (Series 2003 A), Weekly VRDNs (Gateway
                              Apartments LP)/(LaSalle Bank, N.A. LOC)                               6,690,000
      1,585,000               Savage, MN (Series 1998), Weekly VRDNs (Fabcon,
                              Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC)                         1,585,000
      580,000                 Springfield, MN, (Series 1998), Weekly VRDNs (Ochs
                              Brick Co.)/(Wells Fargo Bank, N.A., Minnesota LOC)                      580,000
      2,250,000               White Bear Lake, MN (Series 1999), Weekly VRDNs
                              (Taylor Corp.)/(Wells Fargo Bank, N.A., Minnesota
                              LOC)                                                                  2,250,000
      5,800,000               White Bear Lake, MN (Series 2004), Weekly VRDNs
                              (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC)                  5,800,000
                              Total                                                               102,655,000
                              Mississippi--1.4%
      10,000,000    (2)       Clipper Tax-Exempt Certificates Trust
                              (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs
                              (Mississippi Home Corp.)/(GNMA COL)/(State Street
                              Bank and Trust Co. LIQ)                                              10,000,000
      2,450,000               Mississippi Business Finance Corp., (Series 1999),
                              VRDNs (Polks Meat Products, Inc.)/
                              (Regions Bank, Alabama LOC)                                           2,450,000
      3,690,000               Mississippi Business Finance Corp., (Series 2001),
                              Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank,
                              Alabama LOC)                                                          3,690,000
      3,415,000               Mississippi Business Finance Corp., (Series 2004),
                              Weekly VRDNs (Mill Creek Gin, Inc.)/
                              (Regions Bank, Alabama LOC)                                           3,415,000
      1,780,000     (2)       Mississippi Home Corp. (PT-1446), Weekly VRDNs
                              (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)                            1,780,000
      7,500,000               Mississippi Home Corp. (Series 2004-6), Weekly
                              VRDNs (Windsor Park Partners LP)/(FNMA LOC)                           7,500,000
      5,600,000     (2)       Mississippi Home Corp., MERLOTS (Series 2001 A8),
                              Weekly VRDNs (GNMA COL)/
                              (Wachovia Bank N.A. LIQ)                                              5,600,000
      2,310,000     (2)       Mississippi Home Corp., MERLOTS (Series YYY),
                              Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)                      2,310,000
      3,225,000     (2)       Mississippi Home Corp., Roaring Forks (Series
                              2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York
                              LIQ)                                                                  3,225,000
      9,790,000               Mississippi Regional Housing Authority No. II
                              (Series 1998), 3.45% TOBs (Bradford Park
                              Apartments)/(Amsouth Bank N.A., Birmingham, AL
                              LOC), Mandatory Tender 10/1/2006                                      9,790,000
      6,500,000               Mississippi Regional Housing Authority No. II
                              (Series 2000), 3.30% TOBs (Terrace Park
                              Apartments)/(First Tennessee Bank, N.A. LOC),
                              Optional Tender 5/1/2006                                              6,500,000
                              Total                                                                56,260,000
                              Missouri--2.6%
      34,641,000    (2)       Clipper Tax-Exempt Certificates Trust
                              (Missouri-AMT)/(Series 2005-14), Weekly VRDNs
                              (Missouri State Housing Development
                              Commission)/(GNMA COL)/(State Street Bank and Trust
                              Co. LIQ)                                                             34,641,000
      4,000,000               Kansas City, MO IDA (Series 2004B), Weekly VRDNs
                              (The Bishop Spencer Place, Inc.)/
                              (Commerce Bank, N.A., Kansas City LOC)                                4,000,000
      20,435,000              Kansas City, MO IDA (Series 2005C), Weekly VRDNs
                              (Kansas City, MO)/(AMBAC INS)/
                              (Dexia Credit Local LIQ)                                             20,435,000
      6,995,000               Missouri State HEFA (Series 2005A), Daily VRDNs
                              (St. Louis University)/(MBIA Insurance Corp.
                              INS)/(Bank of New York LIQ)                                           6,995,000
      22,000,000              Missouri State HEFA (Series 2005C-1), Daily VRDNs
                              (SSM Healthcare)/(FSA INS)/(UBS AG LIQ)                              22,000,000
      3,765,000     (2)       Missouri State Housing Development Commission,
                              MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA
                              COL)/(Wachovia Bank N.A. LIQ)                                         3,765,000
      935,000       (2)       Missouri State Housing Development Commission,
                              MERLOTS (Series 2000-QQQ), 2.17% TOBs (GNMA
                              COL)/(Wachovia Bank N.A. LIQ), Optional Tender
                              11/10/2005                                                              935,000
      2,175,000     (2)       Missouri State Housing Development Commission,
                              MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA
                              COL)/(Wachovia Bank N.A. LIQ)                                         2,175,000
      11,000,000              Southwest City, MO IDA (Series 2005) Weekly VRDNs
                              (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC)                   11,000,000
      1,000,000               St. Louis, MO IDA (Series 1997), Weekly VRDNs (Cee
                              Kay Supply)/(Commerce Bank, N.A., Kansas City LOC)                    1,000,000
                              Total                                                               106,946,000
                              Montana--0.5%
      7,685,000     (2)       Montana State Board of Housing (Series 2004
                              FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings,
                              Inc. LIQ)                                                             7,685,000
      4,600,000     (2)       Montana State Board of Housing, MERLOTS (Series
                              2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)                      4,600,000
      4,140,000     (2)       Montana State Board of Housing, PUTTERs (Series
                              348), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)                      4,140,000
      5,235,000     (2)       Montana State Board of Housing, Variable
                              Certificates (Series 2002L), Weekly VRDNs (Bank of
                              America N.A. LIQ)                                                     5,235,000
                              Total                                                                21,660,000
                              Multi State--3.7%
      8,963,316     (2)       ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust
                              Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle
                              Bank, N.A. LOC)                                                       8,963,316
      4,485,500     (2)       BNY Municipal Certificates Trust (Series
                              2002-BNY1), Weekly VRDNs (Bank of New York
                              LIQ)/(Bank of New York LOC)                                           4,485,500
      8,800,000     (2)       Charter Mac Floater Certificates Trust I (Nat-1
                              Series), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Bank of America N.A., Bayerische Landesbank
                              (GTD), Dexia Credit Local, KBC Bank N.V.,
                              Landesbank Baden-Wuerttemberg (GTD), Lloyds TSB
                              Bank PLC, London and State Street Bank and Trust
                              Co. LIQs)                                                             8,800,000
      6,500,000     (2)       Charter Mac Floater Certificates Trust I (Nat-2
                              Series), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Bank of America N.A., Bayerische Landesbank
                              (GTD), Dexia Credit Local, KBC Bank N.V.,
                              Landesbank Baden-Wuerttemberg (GTD), Lloyds TSB
                              Bank PLC, London and State Street Bank and Trust
                              Co. LIQs)                                                             6,500,000
      7,000,000     (2)       Charter Mac Floater Certificates Trust I (Nat-4
                              Series), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Bank of America N.A., Bayerische Landesbank
                              (GTD), Dexia Credit Local, KBC Bank N.V.,
                              Landesbank Baden-Wuerttemberg (GTD), Lloyds TSB
                              Bank PLC, London and State Street Bank and Trust
                              Co. LIQs)                                                             7,000,000
      27,925,000    (2)       Clipper Tax-Exempt Certificates Trust (AMT
                              MultiState)/(Series 1999-3), Weekly VRDNs (State
                              Street Bank and Trust Co. LIQ)                                       27,925,000
      34,470,000    (2)       Clipper Tax-Exempt Certificates Trust (AMT
                              Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC,
                              FGIC, FSA, MBIA Insurance Corp. INS) and State
                              Street Bank and Trust Co. LIQs)                                      34,470,000
      16,331,000    (2)       Clipper Tax-Exempt Certificates Trust
                              (Multistate-AMT)/(Series 2005-1), Weekly VRDNs
                              (GNMA COL)/(State Street Bank and Trust Co. LIQ)                     16,331,000
      26,395,000    (2)       Clipper Tax-Exempt Certificates Trust
                              (Multistate-AMT)/(Series 2005-18), Weekly VRDNs
                              (Merrill Lynch & Co., Inc. LIQ)                                      26,395,000
      5,851,000     (2)       Clipper Tax-Exempt Certificates Trust
                              (Multistate-AMT)/(Series 2005-19), Weekly VRDNs
                              (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)                            5,851,000
      4,088,834     (2)       Koch Floating Rate Trust (Multistate
                              Non-AMT)/(Series 2002-1), Weekly VRDNs (AMBAC
                              INS)/(State Street Bank and Trust Co. LIQ)                            4,088,834
                              Total                                                               150,809,650
                              Nebraska--0.6%
      3,150,000               Douglas County, NE (Series 1997), Weekly VRDNs
                              (American Laboratories, Inc.)/(Wells Fargo Bank,
                              N.A., Minnesota LOC)                                                  3,150,000
      1,500,000               Douglas County, NE (Series 2000), Weekly VRDNs
                              (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A.,
                              Minnesota LOC)                                                        1,500,000
      8,150,000               Nebraska Investment Finance Authority (Series 2001
                              E), Weekly VRDNs (Federal Home Loan Bank of Topeka
                              LIQ)                                                                  8,150,000
      5,386,000               Nebraska Investment Finance Authority (Series 2001
                              F), Weekly VRDNs (Federal Home Loan Bank of Topeka
                              LIQ)                                                                  5,386,000
      455,000       (2)       Nebraska Investment Finance Authority, MERLOTS
                              (Series 2000-O), Weekly VRDNs (Wachovia Bank N.A.
                              LIQ)                                                                    455,000
      5,200,000               Stanton County, NE, (Series 1998) Weekly VRDNs
                              (Nucor Corp.)                                                         5,200,000
                              Total                                                                23,841,000
                              Nevada--4.6%
      19,300,000              Clark County, NV Airport System, Subordinate Lien
                              Revenue Bonds (Series 2005D-1), Weekly VRDNs (FGIC
                              INS)/(Bayerische Landesbank and Landesbank
                              Baden-Wuerttemberg LIQs)                                             19,300,000
      12,500,000              Clark County, NV Industrial Development Revenue
                              Board (Series 2003A), Weekly VRDNs (Southwest Gas
                              Corp.)/(Bank of America N.A. LOC)                                    12,500,000
      7,140,000               Clark County, NV (Series 1997A), 3.08% TOBs
                              (Signature Flight Support Corp.)/(Bayerische
                              Landesbank (GTD) LOC), Optional Tender 12/1/2005                      7,140,000
      7,535,000               Clark County, NV (Series 1998), 3.08% TOBs
                              (Signature Flight Support Corp.)/(Bayerische
                              Landesbank (GTD) LOC), Optional Tender 12/1/2005                      7,535,000
      88,200,000              Clark County, NV, Passenger Facility Charge
                              Refunding Revenue Bonds (Series 2005 A-1), Weekly
                              VRDNs (Las Vegas-McCarran International
                              Airport)/(MBIA Insurance Corp. INS)/(Bayerische
                              Landesbank (GTD) LIQ)                                                88,200,000
      39,200,000              Clark County, NV, Passenger Facility Charge
                              Refunding Revenue Bonds (Series 2005A-2), Weekly
                              VRDNs (Las Vegas-McCarran International
                              Airport)/(MBIA Insurance Corp. INS)/(Citibank NA,
                              New York LIQ)                                                        39,200,000
      13,000,000    (2)       Washoe County, NV Water Facilities Revenue (Series
                              2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power
                              Co.)/(Lehman Brothers Holdings, Inc. SWP)                            13,000,000
                              Total                                                               186,875,000
                              New Hampshire--0.8%
      1,217,000               New Hampshire Business Finance Authority (Series
                              A), Weekly VRDNs (Upper Valley Press)/(Key Bank,
                              N.A. LOC)                                                             1,217,000
      30,000,000              New Hampshire Business Finance Authority, PCR Bonds
                              (1990 Series A), 2.90% CP (New England Power Co.),
                              Mandatory Tender 12/1/2005                                           30,000,000
      1,555,000     (2)       New Hampshire State HFA, MERLOTS (Series 2001
                              A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ)                          1,555,000
      1,070,000     (2)       New Hampshire State HFA, MERLOTS (Series 2001-A82),
                              Weekly VRDNs (Wachovia Bank N.A. LIQ)                                 1,070,000
                              Total                                                                33,842,000
                              New Jersey--1.8%
      5,864,000               Haddonfield, NJ, 3.25% BANs, 2/23/2006                                5,878,288
      4,774,966               Harrison Township, NJ, 3.50% BANs, 3/27/2006                          4,787,971
      3,275,000               Mount Holly Township, NJ, 3.50% BANs, 3/22/2006                       3,284,844
      7,640,000               New Jersey EDA (Series 1998), Daily VRDNs (Mount
                              Olive Industrial Realty Co. LLC)/(Bank of New York
                              LOC)                                                                  7,640,000
      1,400,000               New Jersey EDA (Series 1998), Weekly VRDNs (Job
                              Haines Home)/(PNC Bank, N.A. LOC)                                     1,400,000
      2,200,000               New Jersey EDA (Series 1998A), Weekly VRDNs (Jewish
                              Home at Rockleigh)/(Allied Irish Banks PLC LOC)                       2,200,000
      6,475,000               New Jersey EDA (Series 2001), Weekly VRDNs
                              (Geriatric Services Housing Corp., Inc. - (CNJJHA
                              Assisted Living))/(Lloyds TSB Bank PLC, London LOC)                   6,475,000
      8,000,000               New Jersey EDA (Series 2001), Weekly VRDNs (Ocean
                              Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC)                     8,000,000
      4,700,000               New Jersey EDA, Lion's Gate (Series 2005C), Weekly
                              VRDNs (SJF-CCRC, Inc.)/(Citizens Bank of
                              Pennsylvania LOC)                                                     4,700,000
      7,000,000               New Jersey Healthcare Facilities Financing
                              Authority (Series 2005), Daily VRDNs (Recovery
                              Management Systems, Inc.)/(Commerce Bank N.A.,
                              Cherry Hill, NJ LOC)                                                  7,000,000
      5,738,550               South Plainfield, NJ, 4.00% BANs, 9/27/2006                           5,786,361
      6,800,000               Stone Harbor, NJ, 3.50% BANs, 3/17/2006                               6,823,969
      6,700,000               Trenton, NJ, 3.75% BANs, 5/19/2006                                    6,726,593
      4,387,222               Wood-Ridge Borough, NJ, 3.35% BANs, 2/24/2006                         4,398,602
                              Total                                                                75,101,628
                              New Mexico--2.4%
      1,930,000               Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's
                              Southwest Papers, Inc.)/(Wells Fargo Bank, N.A.,
                              Minnesota LOC)                                                        1,930,000
      4,700,000               Albuquerque, NM (Series 1999), Weekly VRDNs (El
                              Encanto, Inc.)/(Wells Fargo Bank, N.A., Minnesota
                              LOC)                                                                  4,700,000
      20,378,000    (2)       Clipper Tax-Exempt Certificates Trust (New
                              Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New
                              Mexico Mortgage Finance Authority)/(GNMA
                              COL)/(State Street Bank and Trust Co. LIQ)                           20,378,000
      3,075,000               Los Lunas Village, NM (Series 1998), Weekly VRDNs
                              (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A.
                              LOC)                                                                  3,075,000
      60,993,312              New Mexico Mortgage Finance Authority (Series
                              2005), 3.86% TOBs (Trinity Plus Funding Co. LLC),
                              Mandatory Tender 11/1/2005                                           60,993,312
      1,230,000     (2)       New Mexico Mortgage Finance Authority, MERLOTS
                              (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia
                              Bank N.A. LIQ)                                                        1,230,000
      3,050,000     (2)       New Mexico Mortgage Finance Authority, MERLOTS 2001
                              A66, 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A.
                              LIQ), Optional Tender 11/10/2005                                      3,050,000
      1,685,000     (2)       New Mexico Mortgage Finance Authority, MERLOTS
                              (Series 2000-A18), 2.17% TOBs (GNMA COL)/(Wachovia
                              Bank N.A. LIQ), Optional Tender 11/10/2005                            1,685,000
      2,185,000     (2)       New Mexico Mortgage Finance Authority (PT-739),
                              Weekly VRDNs (GNMA COL)/(BNP Paribas SA LIQ)                          2,185,000
                              Total                                                                99,226,312
                              New York--4.8%
      9,500,000               Clinton County, NY, 3.75% BANs, 7/20/2006                             9,559,399
      70,000,000              Metropolitan Transportation Authority, NY,
                              Dedicated Tax Fund (Series 2005A), Weekly VRDNs (XL
                              Capital Assurance Inc. INS)/(Citibank NA, New York
                              LIQ)                                                                 70,000,000
      7,300,000               New York City, NY Housing Development Corp.,
                              (Series 2003A: 2 Gold Street), Weekly VRDNs (2 Gold
                              LLC)/(Bank of America N.A. LOC)                                       7,300,000
      400,000                 New York City, NY IDA, Liberty Revenue Bonds
                              (Series 2004 A), Weekly VRDNs (One Bryant Park
                              LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of
                              America N.A. and Bank of New York LOCs)                                 400,000
      18,200,000              New York City, NY Municipal Water Finance Authority
                              (Series 2003 C-1), Daily VRDNs (State Street Bank
                              and Trust Co. LIQ)                                                   18,200,000
      19,420,000              New York City, NY Transitional Finance Authority,
                              New York City Recovery Bonds (2003 Subseries 1-D),
                              Daily VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ)                 19,420,000
      25,600,000              New York City, NY Transitional Finance Authority,
                              New York City Recovery Bonds (2003 Subseries 3-E),
                              Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD)
                              LIQ)                                                                 25,600,000
      7,950,000               New York City, NY (1994 Series A-4), Daily VRDNs
                              (WestLB AG (GTD) LOC)                                                 7,950,000
      24,300,000              New York City, NY (1996 Series J-3), Weekly VRDNs
                              (JPMorgan Chase Bank, N.A. LOC)                                      24,300,000
      10,800,000              Patchogue-Medford, NY Union Free School District,
                              4.00% TANs, 6/22/2006                                                10,879,162
      3,820,000               Westchester County, NY IDA (Series 2001), Weekly
                              VRDNs (Catharine Field Home)/(Comerica Bank LOC)                      3,820,000
                              Total                                                               197,428,561
                              North Carolina--2.7%
      2,840,000     (2)       Charlotte, NC Airport (PT-719), Weekly VRDNs (MBIA
                              Insurance Corp. INS)/(BNP Paribas SA LIQ)                             2,840,000
      4,230,000               Davie County, NC Industrial Facilities & PCFA
                              Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank
                              N.A. LOC)                                                             4,230,000
      1,000,000               Guilford County, NC Industrial Facilities & PCFA
                              (Series 2002), Weekly VRDNs (YMCA of
                              Greensboro)/(Branch Banking & Trust Co.,
                              Winston-Salem LOC)                                                    1,000,000
      2,000,000               Hertford County, NC Industrial Facilities & PCFA
                              (Series 2000A), Weekly VRDNs (Nucor Corp.)                            2,000,000
      4,575,000               Johnson County, NC Industrial Facilities & PCFA
                              (Series 2001), Weekly VRDNs (Walthom
                              Group)/(Wachovia Bank N.A. LOC)                                       4,575,000
      3,200,000               Mecklenberg County, NC Industrial Facilities & PCFA
                              Industrial Development (Series 2000), Weekly VRDNs
                              (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A.
                              LOC)                                                                  3,200,000
      2,500,000               Mecklenburg County, NC (Series 2004B), Weekly VRDNs
                              (Landesbank Hessen-Thueringen (GTD) LIQ)                              2,500,000
      8,000,000               Montgomery County, NC Industrial Facilities and
                              PCFA, (Series 2000), Daily VRDNs (Republic
                              Services, Inc.)/(SunTrust Bank LOC)                                   8,000,000
      2,635,000               North Carolina Capital Facilities Finance Agency
                              (Series 2002), Weekly VRDNs (Goodwill Community
                              Foundation)/(Bank of America N.A. LOC)                                2,635,000
      1,335,000               North Carolina Capital Facilities Finance Agency
                              (Series 2002), Weekly VRDNs (The Capital Area YMCA,
                              Inc.)/(Wachovia Bank N.A. LOC)                                        1,335,000
      10,000,000              North Carolina Capital Facilities Finance Agency
                              (Series 2004), Daily VRDNs (Republic Services,
                              Inc.)/(SunTrust Bank LOC)                                            10,000,000
      7,800,000     (2)       North Carolina Eastern Municipal Power Agency,
                              MERLOTS (Series 2002-A22), Weekly VRDNs (Wachovia
                              Bank N.A. LIQ)/(United States Treasury PRF)                           7,800,000
      9,250,000               North Carolina Education Assistance Authority,
                              Student Loan Revenue Bonds (Series 2005A-3), Weekly
                              VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)                          9,250,000
      1,675,000     (2)       North Carolina HFA, MERLOTS (Series 2000 A37),
                              Weekly VRDNs (Wachovia Bank N.A. LIQ)                                 1,675,000
      1,000,000               North Carolina Medical Care Commission (Series
                              2001A), Weekly VRDNs (Moses H. Cone Memorial)                         1,000,000
      47,110,000              North Carolina State (Series 2002E), Weekly VRDNs
                              (Bayerische Landesbank (GTD) LIQ)                                    47,110,000
      115,000                 Sampson County, NC Industrial Facilities and PCFA
                              (Series 1997), Weekly VRDNs (DuBose Strapping,
                              Inc.)/(Wachovia Bank N.A. LOC)                                          115,000
      1,300,000               Wilson County, NC PCA (Series 1999), Weekly VRDNs
                              (Quality Truck Bodies & Repair, Inc.)/(Wachovia
                              Bank N.A. LOC)                                                        1,300,000
                              Total                                                               110,565,000
                              Ohio--3.8%
      4,000,000     (2)       ABN AMRO MuniTOPS Certificates Trust (Ohio
                              Non-AMT)/(Series 1998-18), Weekly VRDNs (Cleveland,
                              OH Waterworks)/(FSA INS)/(ABN AMRO Bank NV,
                              Amsterdam LIQ)                                                        4,000,000
      4,000,000               Akron, Bath & Copley, OH Joint Township (Series
                              2002), Weekly VRDNs (Sumner on Ridgewood,
                              Inc.)/(KBC Bank N.V. LOC)                                             4,000,000
      8,000,000               Akron, Bath & Copley, OH Joint Township (Series
                              2004B), Weekly VRDNs (Summa Health
                              System)/(JPMorgan Chase Bank, N.A. LOC)                               8,000,000
      6,000,000               Clark County, OH (Series 2002), Weekly VRDNs (Ohio
                              Masonic Home)/(AMBAC INS)/
                              (JPMorgan Chase Bank, N.A. LIQ)                                       6,000,000
      5,895,000     (2)       Cuyahoga County, OH (PT-1966), Weekly VRDNs
                              (Antioch Towers Apartments)/(Merrill Lynch & Co.,
                              Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)                             5,895,000
      8,250,000               Cuyahoga County, OH (Series 1999), Weekly VRDNs
                              (The Renaissance)/(LaSalle Bank, N.A. LOC)                            8,250,000
      2,000,000               Dublin, OH, Industrial Development Refunding
                              Revenue Bonds (Series 1997), Weekly VRDNs (Witco
                              Corp.)/(Bank of America N.A. LOC)                                     2,000,000
      6,000,000               Hamilton County, OH (Series 2004), Weekly VRDNs
                              (Block 3 Project)/(Bank of New York and Citizens
                              Bank of Pennsylvania LOCs)                                            6,000,000
      15,000,000              Hamilton County, OH (Series 2004), Weekly VRDNs
                              (Stratford Heights)/(Bank of New York and Citizens
                              Bank of Pennsylvania LOCs)                                           15,000,000
      3,950,000               Hamilton, OH MFH (Series 2003A: Knollwood Crossing
                              II Apartments), Weekly VRDNs (Pedcor
                              Investments-2003-LIX LP)/(Federal Home Loan Bank of
                              Indianapolis LOC)                                                     3,950,000
      6,500,000               Knox County, OH (Series 2004), Weekly VRDNs (Knox
                              Community Hospital)/(National City Bank, Ohio LOC)                    6,500,000
      5,500,000               Medina County, OH (Series 1998), Weekly VRDNs (Mack
                              Industries, Inc.)/(Huntington National Bank,
                              Columbus, OH LOC)                                                     5,500,000
      45,000,000              Ohio HFA (Series 2005D), Weekly VRDNs (GNMA
                              COL)/(Federal Home Loan Bank of Cincinnati LIQ)                      45,000,000
      1,705,000     (2)       Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs
                              (GNMA COL)/(Wachovia Bank N.A. LIQ)                                   1,705,000
      3,485,000     (2)       Ohio HFA, Variable Rate Certificates (Series
                              2001-I), Weekly VRDNs (GNMA COL)/(Bank of America
                              N.A. LIQ)                                                             3,485,000
      5,525,000     (2)       Ohio State Building Authority (Series 2002),
                              FR/RI-L39J Weekly VRDNs (Lehman Brothers Holdings,
                              Inc. LIQ)                                                             5,525,000
      2,300,000               Ohio State Water Development Authority (Series
                              2002), Weekly VRDNs (PEL Technologies LLC)/(Key
                              Bank, N.A. LOC)                                                       2,300,000
      11,500,000              Ohio State, Solid Waste Revenue Bonds (Series
                              1998), Daily VRDNs (BP Exploration & Oil, Inc.)/(BP
                              PLC GTD)                                                             11,500,000
      5,195,000               Ohio Waste Development Authority Solid Waste
                              (Series 2001), Daily VRDNs (BP Products North
                              America, Inc.)/(BP PLC GTD)                                           5,195,000
      7,330,000               Ohio Waste Development Authority Solid Waste
                              (Series 2002), Daily VRDNs (BP Products North
                              America, Inc.)/(BP PLC GTD)                                           7,330,000
                              Total                                                               157,135,000
                              Oklahoma--0.8%
      5,650,000               Broken Arrow, OK EDA Weekly VRDNs (Blue Bell
                              Creameries)/(JPMorgan Chase Bank, N.A. LOC)                           5,650,000
      19,004,026    (2)       Clipper Tax-Exempt Certificates Trust (Oklahoma
                              AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma
                              HFA)/(GNMA COL)/(State Street Bank and Trust Co.
                              LIQ)                                                                 19,004,026
      6,000,000               Oklahoma Development Finance Authority (Series
                              2003), 2.42% TOBs (ConocoPhillips)/(ConocoPhillips
                              GTD), Mandatory Tender 12/1/2005                                      6,000,000
                              Total                                                                30,654,026
                              Oregon--0.5%
      8,500,000               Port of Morrow, OR (Series 2001A), Weekly VRDNs
                              (Threemile Canyon Farms LLC)/
                              (Rabobank Nederland, Utrecht LOC)                                     8,500,000
      10,000,000              Port of Morrow, OR (Series 2001C), Weekly VRDNs
                              (Threemile Canyon Farms LLC)/
                              (Rabobank Nederland, Utrecht LOC)                                    10,000,000
                              Total                                                                18,500,000
                              Pennsylvania--5.8%
      1,000,000               Chester County, PA IDA (Series 2000A), Weekly VRDNs
                              (Innovative Solutions and Support, Inc.)/(PNC Bank,
                              N.A. LOC)                                                             1,000,000
      13,000,000              Erie, PA City School District, 3.75% TRANs,
                              6/30/2006                                                            13,070,872
      1,162,000               Northampton County, PA IDA (Series 1997), Weekly
                              VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC)                         1,162,000
      625,000                 Pennsylvania EDFA Weekly VRDNs (Cyrogenics,
                              Inc.)/(PNC Bank, N.A. LOC)                                              625,000
      10,000,000              Pennsylvania EDFA, Wastewater Treatment Refunding
                              Revenue Bonds (Series 2004A) Weekly VRDNs (Sunoco,
                              Inc.)                                                                10,000,000
      30,700,000              Pennsylvania State Higher Education Assistance
                              Agency (Series 1997A), Weekly VRDNs (AMBAC
                              INS)/(Dexia Credit Local LIQ)                                        30,700,000
      24,500,000              Pennsylvania State Higher Education Assistance
                              Agency (Series 2003 A-1), Weekly VRDNs (AMBAC
                              INS)/(Dexia Credit Local LIQ)                                        24,500,000
      10,000,000              Pennsylvania State Higher Education Assistance
                              Agency (Series 2003 A-2), Weekly VRDNs (AMBAC
                              INS)/(Dexia Credit Local LIQ)                                        10,000,000
      14,100,000              Pennsylvania State Higher Education Assistance
                              Agency (Series 2002 A), Weekly VRDNs (FSA
                              INS)/(Bayerische Landesbank (GTD), Lloyds TSB Bank
                              PLC, London, State Street Bank and Trust Co. and
                              WestLB AG (GTD) LIQs)                                                14,100,000
      48,000,000              Philadelphia, PA Airport System (Series 2005C),
                              Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan
                              Chase Bank, N.A. LIQ)                                                48,000,000
      14,900,000              Philadelphia, PA Authority for Industrial
                              Development Weekly VRDNs (30th Street Ltd.
                              LP)/(MBIA Insurance Corp. INS)/(Royal Bank of
                              Scotland PLC, Edinburgh LIQ)                                         14,900,000
      67,040,000              Philadelphia, PA (Series A of 2005-2006), 4.00%
                              TRANs, 6/30/2006                                                     67,541,364
                              Total                                                               235,599,236
                              Puerto Rico--0.4%
      15,000,000    (2)       Puerto Rico Highway and Transportation Authority
                              (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial
                              GTD NA INS) and Dexia Credit Local LIQs), Optional
                              Tender 10/12/2006                                                    15,000,000
                              Rhode Island--0.1%
      3,710,000               Rhode Island Industrial Facilities Corp. (Series
                              2001), Weekly VRDNs (Interplex Industries,
                              Inc.)/(Key Bank, N.A. LOC)                                            3,710,000
      1,960,000               Warwick, RI Housing Authority (Series 2001), Daily
                              VRDNs (Trafalgar East Apartments)/
                              (Bank of America N.A. LOC)                                            1,960,000
                              Total                                                                 5,670,000
                              South Carolina--3.2%
      18,000,000              Berkeley County, SC Exempt Facility Industrial
                              Development (Series 1997), Daily VRDNs (BP Amoco
                              Corp.)                                                               18,000,000
      15,780,000              Berkeley County, SC Exempt Facility Industrial
                              Development (Series 1998), Daily VRDNs (BP Amoco
                              Corp.)/(BP Amoco Corp. GTD)                                          15,780,000
      20,000,000              Berkeley County, SC ,IDB Weekly VRDNs (Nucor Corp.)                  20,000,000
      18,800,000              Berkeley County, SC, IDB (Series 1996A), Weekly
                              VRDNs (Nucor Corp.)                                                  18,800,000
      5,600,000               Berkeley County, SC, IDB (Series 1997), Weekly
                              VRDNs (Nucor Corp.)                                                   5,600,000
      13,000,000              Berkeley County, SC, IDB (Series 1998), Weekly
                              VRDNs (Nucor Corp.)                                                  13,000,000
      10,000,000    (2)       Medical University of South Carolina Hospital
                              Authority, AUSTIN (Series 2005A), Weekly VRDNs
                              (MBIA Insurance Corp. INS)/(Bank of America N.A.
                              LIQ)                                                                 10,000,000
      2,100,000     (2)       South Carolina State Housing Finance & Development
                              Authority, ROCs (Series 398), Weekly VRDNs (FSA
                              INS)/(Citibank NA, New York LIQ)                                      2,100,000
      1,830,000               South Carolina, EDA Weekly VRDNs (Boozer Lumber
                              Co.)/(Wachovia Bank N.A. LOC)                                         1,830,000
      1,700,000               South Carolina, EDA Weekly VRDNs (Lorraine
                              Linens)/(Wachovia Bank N.A. LOC)                                      1,700,000
      200,000                 South Carolina, EDA (Series 1990), Weekly VRDNs
                              (NMFO Associates)/(Wachovia Bank N.A. LOC)                              200,000
      300,000                 South Carolina, EDA (Series 1990), Weekly VRDNs
                              (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)                        300,000
      200,000                 South Carolina, EDA (Series 1990), Weekly VRDNs
                              (Rice Street Association)/(Wachovia Bank N.A. LOC)                      200,000
      2,300,000               South Carolina, EDA (Series 1996), Weekly VRDNs
                              (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)                    2,300,000
      900,000                 South Carolina, EDA (Series 1998), Weekly VRDNs
                              (Carolina Cotton Works, Inc.)/(Branch Banking &
                              Trust Co., Winston-Salem LOC)                                           900,000
      12,200,000              South Carolina, EDA (Series 2001), Weekly VRDNs
                              (Sisters of Charity Providence Hospitals)/(Wachovia
                              Bank N.A. LOC)                                                       12,200,000
      6,000,000               South Carolina, EDA (Series 2005A), Weekly VRDNs
                              (Oconee Memorial Hospital, Inc.)/
                              (Radian Asset Assurance INS)/(RBC Centura Bank LIQ)                   6,000,000
      1,600,000               York County, SC IDA (Series1989), Weekly VRDNs
                              (Sediver Inc.)/(BNP Paribas SA LOC)                                   1,600,000
                              Total                                                               130,510,000
                              South Dakota--0.0%
      500,000                 South Dakota Housing Development Authority (2003
                              Series F), Weekly VRDNs (Landesbank
                              Hessen-Thueringen (GTD) LIQ)                                            500,000
                              Tennessee--1.3%
      5,000,000               Blount County, TN Public Building Authority, Local
                              Government Public Improvement Bonds (Series D-1-D),
                              Daily VRDNs (Morristown, TN)/(AMBAC INS)/(DePfa
                              Bank PLC LIQ)                                                         5,000,000
      5,000,000               Blount County, TN Public Building Authority, Local
                              Government Public Improvement Bonds (Series D-1-E),
                              Daily VRDNs (Alcoa, TN)/(AMBAC INS)/(DePfa Bank PLC
                              LIQ)                                                                  5,000,000
      4,850,000               Dickson, TN Health and Educational Facilities
                              Board, Autumn Park Apartments (Series 1999), Weekly
                              VRDNs (Tennessee Partners XII LP)/(Regions Bank,
                              Alabama LOC)                                                          4,850,000
      1,600,000               Dover, TN, IDB (Series 1997), Weekly VRDNs
                              (Nashville Wire Products Manufacturing
                              Co.)/(Amsouth Bank N.A., Birmingham, AL LOC)                          1,600,000
      3,000,000               Jackson, TN IDB, Solid Waste Facility Bonds (Series
                              1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of
                              America N.A. LOC)                                                     3,000,000
      4,665,000               Shelby County, TN Health Education & Housing
                              Facilities Board (Series 1988), Weekly VRDNs (Arbor
                              Lake Project)/(FHLMC LOC)                                             4,665,000
      20,000,000              Shelby County, TN Health Education & Housing
                              Facilities Board (Series 2003C), Weekly VRDNs
                              (Village at Germantown, Inc.)/(BNP Paribas SA LOC)                   20,000,000
      200,000                 South Pittsburg, TN, IDB (Series 1996), Weekly
                              VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)                     200,000
      845,000                 Tullahoma, TN IDB, (Series 1995) Weekly VRDNs
                              (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)                          845,000
      7,000,000               Wilson County, TN Health and Educational Facilities
                              Board, Forest View Apartments (Series 2003), Weekly
                              VRDNs (Forest View LP)/(Amsouth Bank N.A.,
                              Birmingham, AL LOC)                                                   7,000,000
                              Total                                                                52,160,000
                              Texas--15.6%
      24,975,000    (2)       Arlington, TX, Dallas Cowboys Complex (Series 2005
                              FR/RI-L19), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Lehman Brothers Holdings, Inc. LIQ)                            24,975,000
      12,000,000    (2)       Austin, TX Airport System, MERLOTS (Series 2000J),
                              Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia
                              Bank N.A. LIQ)                                                       12,000,000
      14,860,000    (2)       Austin, TX Housing Finance Corp., (PT-1348), Weekly
                              VRDNs (Blunn Creek Apartments)/(Merrill Lynch &
                              Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)                       14,860,000
      21,510,000              Austin, TX, Hotel Occupancy Tax (Series 2005),
                              Weekly VRDNs (CDC IXIS Financial GTD NA INS)/(Dexia
                              Credit Local LIQ)                                                    21,510,000
      4,990,000     (2)       Bexar County, TX Housing Finance Corp., (PT-2596),
                              Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch &
                              Co., Inc. LIQ)/(WestLB AG (GTD) LOC)                                  4,990,000
      10,000,000              Brazos River Authority, TX (Series 2001A), Weekly
                              VRDNs (TXU Energy)/(Wachovia Bank N.A. LOC)                          10,000,000
      1,200,000               Brazos River Authority, TX (Series 2002A), Weekly
                              VRDNs (TXU Energy)/(Wachovia Bank N.A. LOC)                           1,200,000
      5,630,000               Colorado County, TX, IDC (Series 2000), Weekly
                              VRDNs (Great Southern Wood, Inc.)/
                              (Wachovia Bank N.A. LOC)                                              5,630,000
      14,640,000    (2)       Dallas, TX Housing Finance Corp., (PT-2599), Weekly
                              VRDNs (Southern Oaks Housing)/
                              (Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD)
                              LOC)                                                                 14,640,000
      9,000,000     (2)       Dallas-Fort Worth, TX International Airport
                              (PA-1061), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Merrill Lynch & Co., Inc. LIQ)                                  9,000,000
      3,025,000     (2)       Dallas-Fort Worth, TX International Airport,
                              MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC
                              INS)/(Wachovia Bank N.A. LIQ)                                         3,025,000
      3,915,000     (2)       Dallas-Fort Worth, TX International Airport
                              (PT-738), Weekly VRDNs (FGIC INS)/(Merrill Lynch &
                              Co., Inc. LIQ)                                                        3,915,000
      4,995,000     (2)       Dallas-Fort Worth, TX International Airport,
                              PUTTERs (Series 354), Weekly VRDNs (FSA
                              INS)/(JPMorgan Chase Bank, N.A. LIQ)                                  4,995,000
      7,150,000     (2)       Dallas-Fort Worth, TX International Airport,
                              PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance
                              Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ)                            7,150,000
      3,000,000     (2)       Dallas-Fort Worth, TX International Airport, ROCs
                              (Series 268), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Citibank NA, New York LIQ)                                      3,000,000
      21,510,000    (2)       Dallas-Fort Worth, TX International Airport,
                              Roaring Forks (Series 2003-4), Weekly VRDNs (FSA,
                              MBIA Insurance Corp. INS) and Bank of New York LIQs)                 21,510,000
      3,400,000               DeSoto, TX Housing Finance Corp., (Series 2004),
                              Weekly VRDNs (Hickory Manor Senior
                              Apartments)/(FHLMC LOC)                                               3,400,000
      265,000       (2)       El Paso, TX Housing Finance Corp., MERLOTS (Series
                              2001 A-40), 2.17% TOBs (GNMA COL)/(Wachovia Bank
                              N.A. LIQ), Optional Tender 11/10/2005                                   265,000
      25,000,000              Gulf Coast, TX, IDA (Series 2001), Daily VRDNs
                              (CITGO Petroleum Corp.)/(Bank of New York LOC)                       25,000,000
      8,700,000               Gulf Coast, TX, IDA Marine Terminal Revenue Bonds
                              (Series 1993), Daily VRDNs (BP Amoco Corp.)                           8,700,000
      24,450,000              Gulf Coast, TX Waste Disposal Authority Daily VRDNs
                              (BP Amoco Corp.)                                                     24,450,000
      23,800,000              Gulf Coast, TX Waste Disposal Authority (Series
                              1993), Daily VRDNs (BP Amoco Corp.)                                  23,800,000
      21,700,000              Gulf Coast, TX Waste Disposal Authority (Series
                              1994), Daily VRDNs (BP Amoco Corp.)                                  21,700,000
      35,400,000              Gulf Coast, TX Waste Disposal Authority (Series
                              1994), Daily VRDNs (BP Amoco Corp.)                                  35,400,000
      24,525,000              Gulf Coast, TX Waste Disposal Authority (Series
                              1996), Daily VRDNs (BP Amoco Corp.)                                  24,525,000
      22,900,000              Gulf Coast, TX Waste Disposal Authority (Series
                              1997), Daily VRDNs (BP Amoco Corp.)                                  22,900,000
      15,000,000              Gulf Coast, TX Waste Disposal Authority (Series
                              1998), Daily VRDNs (BP Amoco Corp.)                                  15,000,000
      14,575,000              Gulf Coast, TX Waste Disposal Authority (Series
                              2001), Daily VRDNs (BP Amoco Corp.)/(BP PLC GTD)                     14,575,000
      19,450,000              Gulf Coast, TX Waste Disposal Authority (Series
                              2002), Daily VRDNs (BP Products North America,
                              Inc.)/(BP PLC GTD)                                                   19,450,000
      6,000,000               Gulf Coast, TX Waste Disposal Authority (Series
                              2003), Daily VRDNs (BP Products North America,
                              Inc.)/(BP PLC GTD)                                                    6,000,000
      15,350,000              Gulf Coast, TX Waste Disposal Authority (Series
                              2004), Daily VRDNs (BP Products North America,
                              Inc.)/(BP PLC GTD)                                                   15,350,000
      6,300,000               Gulf Coast, TX Waste Disposal Authority (Series
                              2005), Weekly VRDNs (Air Products & Chemicals, Inc.)                  6,300,000
      7,800,000               Gulf Coast, TX Waste Disposal Authority, Solid
                              Waste Disposal Revenue Bonds (Series 1999), Weekly
                              VRDNs (Air Products & Chemicals, Inc.)                                7,800,000
      20,000,000              Harris County, TX HFDC (Series 2005B), Daily VRDNs
                              (Methodist Hospital, Harris County, TX)                              20,000,000
      2,000,000               Harris County, TX Housing Finance Corp., Park at
                              Kirkstall Apartments (Series 2002), Weekly VRDNs
                              (Harris Park Partners LP)/(Wachovia Bank N.A. LOC)                    2,000,000
      9,580,000     (2)       Houston, TX Airport System, MERLOTS (Series
                              2001-B4), Weekly VRDNs (FSA INS)/
                              (Wachovia Bank N.A. LIQ)                                              9,580,000
      3,500,000               Lower Neches Valley Authority, TX (Series 2003),
                              Weekly VRDNs (Onyx Environmental Services
                              LLC)/(Bank of America N.A. LOC)                                       3,500,000
      15,000,000              Port Arthur Navigation District, TX ,IDC (Series
                              2001), Weekly VRDNs (Air Products & Chemicals, Inc.)                 15,000,000
      3,170,000               Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad
                              Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A.
                              LOC)                                                                  3,170,000
      7,000,000               San Antonio, TX Electric & Gas System, Junior Lien
                              Revenue Bonds (Series 2004), 2.20% TOBs (BNP
                              Paribas SA LIQ), Mandatory Tender 12/1/2005                           7,000,000
      10,170,000    (2)       San Antonio, TX Electric & Gas System, MERLOTS
                              (Series 2002-A53), 2.75% TOBs (FSA INS)/(Wachovia
                              Bank N.A. LIQ), Optional Tender 1/25/2006                            10,170,000
      7,000,000     (2)       San Antonio, TX Independent School District
                              (PT-1184), Weekly VRDNs (Texas Permanent School
                              Fund Guarantee Program GTD)/(Merrill Lynch & Co.,
                              Inc. LIQ)                                                             7,000,000
      26,265,000              Texas Small Business Industrial Development Corp.,
                              (Series 1986), Weekly VRDNs (Texas Public
                              Facilities Capital Access Program)/(Bank of America
                              N.A. LOC)                                                            26,265,000
      10,000,000    (2)       Texas State Department of Housing & Community
                              Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Merrill
                              Lynch & Co., Inc. LIQ)                                               10,000,000
      3,000,000     (2)       Texas State Department of Housing & Community
                              Affairs (PT-2507), Weekly VRDNs (Ironwood Ranch
                              Townhomes LP)/(Merrill Lynch & Co., Inc.
                              LIQ)/(Merrill Lynch & Co., Inc. LOC)                                  3,000,000
      4,800,000     (2)       Texas State Department of Housing & Community
                              Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA
                              COL)/(Lehman Brothers Holdings, Inc. LIQ)                             4,800,000
      10,000,000              Texas State Department of Housing & Community
                              Affairs (Series 2005A), Weekly VRDNs (FSA
                              INS)/(DePfa Bank PLC LIQ)                                            10,000,000
      13,400,000              Texas State Department of Housing & Community
                              Affairs, Addison Park Apartments (Series 2004),
                              Weekly VRDNs (Arlington Partners LP)/(Compass Bank,
                              Birmingham LOC)                                                      13,400,000
      7,866,000     (2)       Texas State Department of Housing & Community
                              Affairs, Clippers (Series 2001-1), 2.87% TOBs (GNMA
                              COL)/(State Street Bank and Trust Co. LIQ),
                              Optional Tender 3/9/2006                                              7,866,000
      3,980,000     (2)       Texas State Department of Housing & Community
                              Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs
                              (GNMA COL)/(Wachovia Bank N.A. LIQ)                                   3,980,000
      35,000,000              Texas State, (Series 2005), 4.50% TRANs, 8/31/2006                   35,428,778
      4,200,000               Waco, TX Industrial Development Corp., (Series
                              1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable
                              Trust)/(Amsouth Bank N.A., Birmingham, AL LOC)                        4,200,000
      3,850,000               Waxahachie, TX, IDA (Series 1998), Weekly VRDNs
                              (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)                        3,850,000
                              Total                                                               637,224,778
                              Utah--0.0%
      1,500,000               West Jordan, UT (Series 1999), Weekly VRDNs (Penco
                              Products, Inc.)/(Key Bank, N.A. LOC)                                  1,500,000
                              Vermont--0.4%
      5,950,000     (2)       Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs
                              (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ)                        5,950,000
      5,110,000     (2)       Vermont HFA, MERLOTS (Series 2001-A49), 2.17% TOBs
                              (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                              11/10/2005                                                            5,110,000
      4,395,000     (2)       Vermont HFA, MERLOTS (Series 2001-A91), 2.17% TOBs
                              (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                              11/10/2005                                                            4,395,000
                              Total                                                                15,455,000
                              Virginia--2.0%
      33,800,000              Halifax, VA IDA, MMMs, PCR (Series 1992), 2.85% CP
                              (Virginia Electric & Power Co.), Mandatory Tender
                              11/8/2005                                                            33,800,000
      5,000,000     (2)       Harrisonburg, VA Redevelopment & Housing Authority
                              (PT-485), 2.98% TOBs (Rolling Brook Village
                              Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional
                              Tender 9/7/2006                                                       5,000,000
      10,000,000              Henrico County, VA, EDA (Series 2000), Weekly VRDNs
                              (White Oak Semiconductor LP)/(Citibank NA, New York
                              LOC)                                                                 10,000,000
      3,000,000               Henrico County, VA, EDA (Series 2003B), Weekly
                              VRDNs (Westminster-Canterbury of Richmond)/(KBC
                              Bank N.V. LOC)                                                        3,000,000
      5,935,000     (2)       Metropolitan Washington, DC Airports Authority
                              (MT-108), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Svenska Handelsbanken, Stockholm LIQ)                           5,935,000
      4,500,000               Newport News, VA Redevelopment & Housing Authority
                              (Series 2001A), Weekly VRDNs (Admiral Pointe
                              Apartments)/(SunTrust Bank LOC)                                       4,500,000
      4,540,000               Portsmouth, VA Redevelopment and Housing Authority
                              (Series 2000), Weekly VRDNs (Yorkshire Square
                              Townhouse Apartments)/(SunTrust Bank LOC)                             4,540,000
      3,000,000               Virginia Beach, VA Development Authority (Series
                              2004), Weekly VRDNs (LifeNet Corp.)/
                              (SunTrust Bank LOC)                                                   3,000,000
      6,500,000     (2)       Virginia Port Authority, MERLOTS (Series 1997M),
                              Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia
                              Bank N.A. LIQ)                                                        6,500,000
      1,960,000               Virginia Resources Authority, Water and Sewer
                              (Series 1997), Weekly VRDNs (Henrico County,
                              VA)/(SunTrust Bank LIQ)                                               1,960,000
      2,800,000               Winchester, VA, IDA (Series 2001), Weekly VRDNs
                              (Northwood Manufacturing)/(Wachovia Bank N.A. LOC)                    2,800,000
                              Total                                                                81,035,000
                              Washington--3.2%
      6,990,000     (2)       Chelan County, WA Public Utility District No. 1,
                              MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan
                              Hydro Consolidated System)/(MBIA Insurance Corp.
                              INS)/(Wachovia Bank N.A. LIQ)                                         6,990,000
      5,208,500     (2)       Energy Northwest, WA, Piper Certificates (Series
                              2002C), Weekly VRDNs (FSA INS)/(Bank of New York
                              LIQ)                                                                  5,208,500
      24,000,000              Issaquah Community Properties, WA (Series 2001B),
                              Weekly VRDNs (Bank of America N.A. LOC)                              24,000,000
      9,000,000               Pierce County, WA Economic Development Corp.,
                              (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft
                              Co.)/(Bank of America N.A. LOC)                                       9,000,000
      4,890,000               Port of Pasco, WA Economic Development Corp.,
                              (Series 1996), Weekly VRDNs (Douglas Fruit Co.,
                              Inc.)/(U.S. Bank, N.A. LOC)                                           4,890,000
      2,495,000     (2)       Port of Seattle, WA (PT-720), Weekly VRDNs (FGIC
                              INS)/(BNP Paribas SA LIQ)                                             2,495,000
      4,450,000     (2)       Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC
                              INS)/(BNP Paribas SA LIQ)                                             4,450,000
      4,320,000     (2)       Port of Seattle, WA (PT-850), 3.13% TOBs (MBIA
                              Insurance Corp. INS)/(Merrill Lynch & Co., Inc.
                              LIQ), Optional Tender 8/17/2006                                       4,320,000
      8,425,000               Port of Seattle, WA (Series 2005), Weekly VRDNs
                              (Fortis Bank SA/NV LOC)                                               8,425,000
      7,650,000     (2)       Port of Seattle, WA, MERLOTS (Series 2001-A53),
                              2.22% TOBs (MBIA Insurance Corp. INS)/(Wachovia
                              Bank N.A. LIQ), Optional Tender 11/16/2005                            7,650,000
      3,955,000     (2)       Port of Seattle, WA, MERLOTS (Series 2002-B4),
                              Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                      3,955,000
      2,420,000               Seattle, WA Housing Authority (Series 2002: New
                              Holly Project Phase III), Weekly VRDNs (Desdemona
                              LP)/(Key Bank, N.A. LOC)                                              2,420,000
      11,550,000              Seattle, WA Housing Authority (Series 2003), Weekly
                              VRDNs (High Point North LP)/(Bank of America N.A.
                              LOC)                                                                 11,550,000
      11,765,000    (2)       Spokane, WA Public Facilities District, MERLOTS
                              (Series 2001-A111), 2.17% TOBs (MBIA Insurance
                              Corp. INS)/(Wachovia Bank N.A. LIQ), Optional
                              Tender 11/10/2005                                                    11,765,000
      5,500,000               Washington State EDFA (Series 2001C), Weekly VRDNs
                              (Waste Management, Inc.)/(Bank of America N.A. LOC)                   5,500,000
      1,000,000               Washington State EDFA (Series 2001L), Weekly VRDNs
                              (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A.
                              LOC)                                                                  1,000,000
      5,600,000               Washington State EDFA (Series 2004B), Weekly VRDNs
                              (Cedar Grove Composting, Inc.)/(Wells Fargo Bank,
                              N.A. LOC)                                                             5,600,000
      5,350,000               Washington State Housing Finance Commission (Series
                              2002A), Weekly VRDNs (Alderwood Court Associates
                              LP)/(FNMA LOC)                                                        5,350,000
      4,600,000               Washington State Housing Finance Commission (Series
                              2005A: Park Vista), Daily VRDNs (MWSH Port Orchard
                              LLC)/(Bank of America N.A. LOC)                                       4,600,000
                              Total                                                               129,168,500
                              West Virginia--0.9%
      1,280,000               Berkeley County, WV County Commission (Series
                              1994), Weekly VRDNs (Brentwood Industries,
                              Inc.)/(General Electric Capital Corp. LOC)                            1,280,000
      9,000,000               Grant County, WV County Commission, PCRB (Series
                              1994), 2.83% CP (Virginia Electric & Power Co.),
                              Mandatory Tender 12/1/2005                                            9,000,000
      9,400,000               Marion County, WV County Commission (Series 1990
                              A), Weekly VRDNs (American Bituminous Power
                              Partners LP)/(Deutsche Bank AG LOC)                                   9,400,000
      15,800,000              West Virginia Public Energy Authority (1989 Series
                              A), 2.80% CP (Morgantown Energy Associates)/(Dexia
                              Credit Local LOC), Mandatory Tender 11/10/2005                       15,800,000
                              Total                                                                35,480,000
                              Wisconsin--1.7%
      11,700,000              Appleton, WI Redevelopment Authority (Series
                              2001B), Weekly VRDNs (Fox Cities Performing Arts
                              Center)/(JPMorgan Chase Bank, N.A. and Marshall &
                              Ilsley Bank, Milwaukee LOCs)                                         11,700,000
      9,500,000               Brokaw, WI, Sewage and Solid Waste Revenue Bonds
                              (Series 1995), Weekly VRDNs (Wausau Paper Mills
                              Co.)/(JPMorgan Chase Bank, N.A. LOC)                                  9,500,000
      800,000                 Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon
                              Corp.)/(U.S. Bank, N.A. LOC)                                            800,000
      2,075,000               Hartford, WI (Series 2000), Weekly VRDNs (Advance
                              Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)                    2,075,000
      2,300,000               Milwaukee, WI (Series 1997), 3.08% TOBs (Signature
                              Flight Support Corp.)/(Bayerische Landesbank (GTD)
                              LOC), Optional Tender 12/1/2005                                       2,300,000
      1,000,000               New Berlin, WI (Series 1997A), Weekly VRDNs
                              (Sunraider LLC/New Berlin Plastics, Inc.)/(JPMorgan
                              Chase Bank, N.A. LOC)                                                 1,000,000
      17,800,000              Wisconsin Housing & EDA (Series 2004E), Weekly
                              VRDNs (Lloyds TSB Bank PLC, London LIQ)                              17,800,000
      5,000,000               Wisconsin Housing & EDA, Home Ownership Revenue
                              Bonds (Series 2002E), Weekly VRDNs (Federal Home
                              Loan Bank of Chicago LIQ)                                             5,000,000
      17,500,000              Wisconsin Housing & EDA, Home Ownership Revenue
                              Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank
                              PLC, London LIQ)                                                     17,500,000
      3,830,000     (2)       Wisconsin Housing & EDA, ROCs (Series 397), Weekly
                              VRDNs (Citibank NA, New York LIQ)                                     3,830,000
                              Total                                                                71,505,000
                              Total municipal Investments--101.2%
                              (AMORTIZED COST)(3)                                               4,133,313,615
                              other assets and liabilities--net--(1.2)%                            (50,843,401)
                              total net assets---100%                                  $        4,082,470,214

       Securities that are subject to the federal alternative minimum tax
       (ATM) represents 64.7% of the portfolio as calculated based on total portfolio market value.
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
       At October 31, 2005, the portfolio securities were rated as follows:

       Tier Rating Based on Total Market Value
       First Tier      Second Tier

       97.0%           3.0%
       --------------------

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $1,028,726,176 which represents 25.2% of total net assets.
3      Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

 Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
EDA         --Economic Development Authority
EDC         --Economic Development Commission
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GTD         --Guaranteed
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDRB        --Industrial Development Revenue Bond
IFA         --Industrial Finance Authority
INS         --Insured
INV         --Investment Agreement
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of  Credit
MBIA        --Municipal Bond Investors Assurance
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
MFH         --Multi-Family Housing
MMMs        --Money Market Municipals
PCA         --Pollution Control Authority
PCFA        --Pollution Control Finance Authority
 PCR        --Pollution Control Revenue
PRF         --Prerefunded
PUTTERs     --Puttable Tax Exempt Receipts
ROCs        --Reset Option Certificates
SWP         --Swap Agreements
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
TOPs        --Trust Obligation Participating Securities
TRANs       --Tax and Revenue Anticipation Notes
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes


Prime Cash Obligations Fund
Portfolio of Investments
October 31, 2005 (unaudited)

    Principal
    Amount                                                                                  Value
                         Asset-Backed Securities--2.1%
                         Finance - Automotive--1.8 %
$   25,000,000           Capital One Auto Finance Trust 2005-C, Class A1,
                         4.097%, 10/15/2006                                      $            25,000,000
    82,028,741           Ford Credit Auto Owner Trust 2005-C, Class A1,
                         3.950%, 6/15/2006                                                    82,028,741
    28,283,295           HSBC Automotive Trust 2005-1, Class A1, 3.458%,
                         7/17/2006                                                            28,283,295
    21,918,275           HSBC Automotive Trust 2005-2, Class A1, 3.703%,
                         8/17/2006                                                            21,918,275
    21,000,000           USAA Auto Owner Trust 2005-3, Class A1, 4.170%,
                         11/9/2006                                                            21,000,000
    2,630,878            Volkswagen Auto Lease Trust 2005-A, Class A1,
                         2.985%, 3/20/2006                                                     2,630,878
                         Total                                                               180,861,189
                         Finance - Equipment--0.3%
    9,199,621            CNH Equipment Trust 2005-A, Class A1, 3.080%,
                         4/7/2006                                                              9,199,622
    23,612,549           CNH Equipment Trust 2005-B, Class A1, 3.908%,
                         10/6/2006                                                            23,612,549
                         Total                                                                32,812,171
                         Total Asset-Backed Securities                                       213,673,360
                         Bank Note--0.8%
                         Banking--0.8%
    80,000,000           Bank of America N.A., 4.040%, 12/19/2005                             80,000,000
                         Certificates Of Deposit--14.0%
                         Banking--14.0%
    95,000,000           Barclays Bank PLC, 3.700% - 3.735%, 11/8/2005 -
                         11/14/2005                                                           95,000,000
    173,000,000          BNP Paribas SA, 3.410% - 3.730%, 11/7/2005 -
                         11/14/2005                                                          173,000,000
    68,000,000           Calyon, Paris, 3.950%, 7/14/2006                                     68,000,000
    142,000,000          Citibank N.A., New York, 3.700% - 3.900%,
                         11/15/2005 - 12/22/2005                                             142,000,000
    50,000,000           Citizens Bank N.A., 3.830% - 3.940%, 12/14/2005
                         - 12/27/2005                                                         50,001,362
    75,000,000           Citizens Bank of Pennsylvania, 3.830% - 4.130%,
                         11/23/2005 - 1/13/2006                                               75,004,316
    338,000,000          Credit Suisse, Zurich, 2.750% - 4.025%,
                         11/1/2005 - 12/19/2005                                              337,979,716
    13,000,000           Deutsche Bank AG, 4.500%, 10/13/2006                                 13,000,000
    45,000,000           HSBC Bank USA, 3.700%, 11/9/2005                                     44,999,950
    70,000,000           Royal Bank of Scotland PLC, Edinburgh, 4.397% -
                         4.497%, 10/4/2006 - 10/16/2006                                       69,998,415
    125,000,000          SunTrust Bank, 3.940% - 3.980%, 1/23/2006 -
                         2/21/2006                                                           125,000,000
    162,000,000          Svenska Handelsbanken, Stockholm, 3.790% -
                         4.045%, 11/9/2005 - 7/26/2006                                       162,002,071
    50,000,000           Toronto Dominion Bank, 3.570%, 2/13/2006                             50,000,000
                         Total CERTIFICATEs OF DEPOSIT                                     1,405,985,830
                         Collateralized Loan Agreements--12.2%
                         Banking--4.0%
    400,000,000          IXIS Financial Products Inc., 4.163%, 11/1/2005                     400,000,000
                         Brokerage--8.2%
    301,000,000          Citigroup Global Markets, Inc., 4.163%, 11/1/2005                   301,000,000
    385,000,000          Goldman Sachs & Co., 4.133% - 4.163%, 11/1/2005                     385,000,000
    136,000,000          Merrill Lynch & Co., Inc., 4.212%, 11/1/2005                        136,000,000
                         Total                                                               822,000,000
                         Total Collateralized Loan Agreements                              1,222,000,000
                         Commercial Paper--25.8%(1)
                         Banking--7.4%
    125,000,000          Bank of America Corp., 3.860%, 12/21/2005                           124,329,861
    50,000,000  (2)      Bank of Ireland, 3.765%, 12/14/2005                                  49,775,146
    90,000,000           Barclays US Funding Corp., (GTD by Barclays Bank
                         PLC), 4.100% - 4.110%, 2/13/2006                                     88,932,556
    135,000,000 (2)      Blue Spice LLC, (Deutsche Bank AG SWP), 3.650% -
                         4.100%, 11/4/2005 - 1/20/2006                                       134,338,889
    90,201,000  (2)      Fountain Square Commercial Funding Corp., 3.820%
                         - 4.030%, 11/21/2005 - 12/19/2005                                    89,902,199
    30,000,000           HBOS Treasury Services PLC, 3.700%, 11/16/2005                       29,953,750
    166,484,000 (2)      Long Lane Master Trust IV, (Bank of America N.A.
                         SWP), 3.730% - 3.830%, 11/7/2005 - 12/8/2005                        166,075,825
    64,500,000  (2)      Picaros Funding LLC, (GTD by KBC Bank NV),
                         3.485% - 3.530%, 12/20/2005 - 2/14/2006                              63,922,102
                         Total                                                               747,230,328
                         Brokerage--0.5%
    50,000,000           Morgan Stanley, 4.090%, 1/20/2006                                    49,545,556
                         Finance - Automotive--3.0%
    302,785,000          FCAR Auto Loan Trust, A1+/P1 Series, 3.360% -
                         3.990%, 11/2/2005 - 12/15/2005                                      302,103,869
                         Finance - Commercial--1.6%
    97,000,000           CIT Group, Inc., 3.850% - 4.150%, 1/17/2006 -
                         2/27/2006                                                            96,010,225
    39,000,000           General Electric Capital Corp., 3.975%,
                         12/14/2005                                                           38,814,831
    25,000,000           General Electric Capital Services, 3.975%,
                         12/12/2005                                                           24,886,823
                         Total                                                               159,711,879
                         Finance - Retail--5.7%
    25,000,000  (2)      Alpine Securitization Corp., 3.830%, 11/7/2005                       24,984,042
    50,000,000  (2)      Barton Capital Corp., 4.030%, 1/9/2006                               49,613,792
    45,000,000  (2)      Compass Securitization LLC, 3.810%, 12/15/2005                       44,790,450
    195,000,000 (2)      Paradigm Funding LLC, 3.710% - 3.750%,
                         11/17/2005 - 12/13/2005                                             194,351,333
    50,000,000  (2)      PREFCO-Preferred Receivables Funding Co.,
                         3.770%, 12/12/2005                                                   49,785,320
    205,000,000 (2)      Sheffield Receivables Corp., 3.660% - 3.810%,
                         11/3/2005 - 12/12/2005                                              204,786,786
                         Total                                                               568,311,723
                         Finance - Securities--6.1%
    80,000,000  (2)      Galaxy Funding Inc., 3.870% - 4.170%, 12/22/2005
                         - 1/31/2006                                                          79,238,547
    214,000,000 (2,3)    Georgetown Funding Co. LLC, 3.830% - 4.050%,
                         11/22/2005 - 12/26/2005                                             213,557,326
    244,000,000 (2)      Grampian Funding LLC, 3.670% - 4.100%, 11/8/2005
                         - 1/31/2006                                                         243,144,828
    20,274,000  (2)      Ivory Funding Corp., 3.640%, 11/2/2005                               20,271,950
    10,000,000  (2)      K2 (USA) LLC, (GTD by K2 Corp.), 3.720%,
                         11/18/2005                                                            9,982,433
    50,000,000  (2)      Scaldis Capital LLC, 3.840%, 11/7/2005                               49,968,000
                         Total                                                               616,163,084
                         Insurance--1.5%
    149,000,000 (2)      Aspen Funding Corp., 3.775% - 4.150%, 12/16/2005
                         - 2/1/2006                                                          147,949,430
                         Total Commercial Paper                                            2,591,015,869
                         Corporate Notes--0.9%
                         Finance - Securities--0.9%
    89,500,000  (2)      Sigma Finance, Inc., (GTD by Sigma Finance
                         Corp.), 4.010% - 4.340%, 7/21/2006 - 10/3/2006                       89,500,000
                         Government AgencY-0.3%
                         Government Agency--0.3%
    25,000,000           FHLMC 3.701%, 11/7/2005                                              24,999,980
                         Loan Participation--0.5%
                         Chemicals--0.2%
    22,000,000           DuPont Teijin Films U.K. Ltd., (GTD by Du Pont
                         (E.I.) de Nemours & Co.), 3.770% - 4.190%,
                         11/30/2005 - 12/30/2005                                              22,000,000
                         Electrical Equipment--0.3%
    32,000,000           Mt. Vernon Phenol Plant Partnership, (GTD by
                         General Electric Co.), 4.016%, 5/19/2006                             32,000,000
                         Total Loan Participation                                             54,000,000
                         Notes - Variable--34.9%(4)
                         Banking--16.4%
    4,330,000            1700 Financial Group, Inc., Series 2002,
                         (Regions Bank, Alabama LOC), 4.120%, 11/3/2005                        4,330,000
    4,075,000            4 C's LLC, (Series 1998), (Key Bank, N.A. LOC),
                         4.100%, 11/3/2005                                                     4,075,000
    4,630,000            AW Mobile LLC, (Wachovia Bank N.A. LOC), 4.290%,
                         11/4/2005                                                             4,630,000
    3,984,000            Aaron Oil Co., Inc., (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                                3,984,000
    4,015,000            Acton Realty Investors LLP, (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.180%, 11/3/2005                                4,015,000
    2,280,000            Alabama State IDA, (Regions Bank, Alabama LOC),
                         4.120%, 11/3/2005                                                     2,280,000
    2,000,000            Albuquerque, NM, Series 1997 El Canto, Inc.,
                         (Wells Fargo Bank, N.A., Minnesota LOC), 4.130%,
                         11/3/2005                                                             2,000,000
    1,125,000            Alder Creek Properties LLC, (Key Bank, N.A.
                         LOC), 4.100%, 11/3/2005                                               1,125,000
    3,310,000            American Custom Yachts, Inc., (Amsouth Bank
                         N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                          3,310,000
    8,400,000            American Health Centers, Inc., Series 2004,
                         (Amsouth Bank N.A., Birmingham, AL LOC), 4.160%,
                         11/3/2005                                                             8,400,000
    7,960,000            Anchor Holdings LLC, Series 2000, (U.S. Bank,
                         N.A. LOC), 4.080%, 11/3/2005                                          7,960,000
    3,375,000            B & H Holdings LLC, (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                                3,375,000
    3,515,000            BMW Investments, Inc., (Wachovia Bank N.A. LOC),
                         4.190%, 11/4/2005                                                     3,515,000
    9,495,000            Badger Mining Corp., (U.S. Bank, N.A. LOC),
                         4.000%, 11/2/2005                                                     9,495,000
    4,001,000            Baldwin County Sewer Service LLC, Series 2003,
                         (Amsouth Bank N.A., Birmingham, AL LOC), 4.160%,
                         11/3/2005                                                             4,001,000
    25,000,000  (2)      Bank of New York Co., Inc., 4.100%, 11/28/2005                       25,000,000
    15,000,000           Barclays Bank PLC, 3.823%, 11/7/2005                                 14,998,235
    9,360,000            Barton Healthcare LLC, (JPMorgan Chase Bank,
                         N.A. LOC), 4.040%, 11/2/2005                                          9,360,000
    24,995,000           Battle Creek, MI Downtown Development Authority,
                         Series 2004, (INS by Ambac Financial Group,
                         Inc.), 4.110%, 11/2/2005                                             24,995,000
    7,690,000            Bessemer, AL IDB, Series 2003, (Regions Bank,
                         Alabama LOC), 4.080%, 11/3/2005                                       7,690,000
    905,000              Biddle Road Corp., Series 2004, (Wachovia Bank
                         N.A. LOC), 4.110%, 11/3/2005                                            905,000
    1,985,000            Birmingham Fastener and Supply, Inc., (Amsouth
                         Bank N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                     1,985,000
    955,000              Bond Holdings LP, (Wachovia Bank N.A. LOC),
                         4.070%, 11/4/2005                                                       955,000
    3,230,000            Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham,
                         AL LOC), 4.160%, 11/3/2005                                            3,230,000
    5,440,000            Briarwood LP, (Series 1999), (JPMorgan Chase
                         Bank, N.A. LOC), 4.170%, 11/3/2005                                    5,440,000
    5,995,000            Brownsburg Christian Church, Inc., (U.S. Bank,
                         N.A. LOC), 4.220%, 11/3/2005                                          5,995,000
    775,000              Brumfield Properties, Inc., (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.070%, 11/3/2005                                  775,000
    4,645,000            CAM International LP, (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                                4,645,000
    6,310,000            California Statewide Communities Development
                         Authority, (U.S. Bank, N.A. LOC), 4.140%,
                         11/1/2005                                                             6,310,000
    2,305,000            Capital Container Properties LLC, (Regions Bank,
                         Alabama LOC), 4.170%, 11/3/2005                                       2,305,000
    49,784,000           Capital One Funding Corp., (JPMorgan Chase Bank,
                         N.A. LOC), 4.050%, 11/3/2005                                         49,784,000
    312,000              Capital One Funding Corp., (Series 1993-A),
                         (JPMorgan Chase Bank, N.A. LOC), 4.050%,
                         11/3/2005                                                               312,000
    1,716,000            Capital One Funding Corp., Series 1996-C,
                         (JPMorgan Chase Bank, N.A. LOC), 4.050%,
                         11/3/2005                                                             1,716,000
    3,200,000            Charles River LLC, (Harris, N.A. LOC), 4.240%,
                         11/3/2005                                                             3,200,000
    9,300,000            Charlotte Christian School, Series 1999,
                         (Wachovia Bank N.A. LOC), 4.060%, 11/2/2005                           9,300,000
    13,070,000           Citywide Development Corp., (JPMorgan Chase
                         Bank, N.A. LOC), 4.050%, 11/3/2005                                   13,070,000
    3,350,000            Cleveland Country Club, Inc., Series 2001,
                         (Amsouth Bank N.A., Birmingham, AL LOC), 4.160%,
                         11/3/2005                                                             3,350,000
    4,700,000            Cleveland, TN IDB, (Wachovia Bank N.A. LOC),
                         4.110%, 11/2/2005                                                     4,700,000
    6,870,000            Coilplus-Alabama, Inc., (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.170%, 11/3/2005                                6,870,000
    15,000,000           Cook County, IL, Series 2002 A, 4.090%, 11/2/2005                    15,000,000
    125,000,000          Credit Suisse, Zurich, 3.900% - 3.980%,
                         11/14/2005 - 12/29/2005                                             125,000,000
    4,650,000            DBH Properties LLC, Series 2004, (Amsouth Bank
                         N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                          4,650,000
    4,155,000            DLR Investments, Inc., Series 2000, Ripley
                         Crossing Project, (JPMorgan Chase Bank, N.A.
                         LOC), 4.170%, 11/3/2005                                               4,155,000
    170,000,000 (2)      DePfa Bank PLC, 3.880%, 12/15/2005                                  170,000,000
    4,020,000            Duncan Machinery Movers Inc., (Fifth Third Bank,
                         Cincinnati LOC), 4.070%, 11/3/2005                                    4,020,000
    6,585,000            ERC Real Estate LLC, (Key Bank, N.A. LOC),
                         4.100%, 11/3/2005                                                     6,585,000
    2,110,000            Elliott Aviation, Inc., (U.S. Bank, N.A. LOC),
                         4.000%, 11/2/2005                                                     2,110,000
    4,935,000            Elmira Downtown Arena LLC, (Key Bank, N.A. LOC),
                         4.100%, 11/3/2005                                                     4,935,000
    905,000              Elsinore Properties LP, (Series 1998), (Fifth
                         Third Bank, Cincinnati LOC), 4.070%, 11/3/2005                          905,000
    2,900,000            Equity Development Corp., Series 2002, (Amsouth
                         Bank N.A., Birmingham, AL LOC), 4.161%, 11/3/2005                     2,900,000
    7,300,000            Erwin Marine Sales, Inc., Series 2000, (Amsouth
                         Bank N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                     7,300,000
    4,000,000            Excel Mining Systems, Inc., Series 2001,
                         (Australia & New Zealand Banking Group,
                         Melbourne LOC), 4.220%, 11/3/2005                                     4,000,000
    526,000              First Baptist Church of West Monroe, LA, Series
                         2003, (Amsouth Bank N.A., Birmingham, AL LOC),
                         4.160%, 11/3/2005                                                       526,000
    2,000,000            Frank Nelson Building of Birmingham LLC,
                         (Amsouth Bank N.A., Birmingham, AL LOC), 4.160%,
                         11/3/2005                                                             2,000,000
    930,000              Fredricksburg, VA IDA, (SunTrust Bank LOC),
                         4.050%, 11/2/2005                                                       930,000
    5,775,000            Freeport, IL, (U.S. Bank, N.A. LOC), 4.230%,
                         11/3/2005                                                             5,775,000
    2,085,000            Galasso Materials LLC and Galasso Holdings LLC,
                         (Series 1998), (Key Bank, N.A. LOC), 4.100%,
                         11/3/2005                                                             2,085,000
    2,100,000            Galliano Marine Service, Inc., (Amsouth Bank
                         N.A., Birmingham, AL LOC), 4.070%, 11/3/2005                          2,100,000
    4,100,000            Georgia Ports Authority, Colonel's Island
                         Terminal Project (Series 1996-A), Revenue Bonds,
                         (SunTrust Bank LOC), 4.000%, 11/2/2005                                4,100,000
    175,000,000          Greenwich Capital Holdings, Inc., (GTD by Royal
                         Bank of Scotland PLC, Edinburgh), 3.850% -
                         3.957%, 11/7/2005 - 11/21/2005                                      175,000,000
    3,965,000            Grigsby Properties LLC, Series 2002, (Amsouth
                         Bank N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                     3,965,000
    1,585,000            Guilford Capital LLC, Series 2002 - C, (Regions
                         Bank, Alabama LOC), 4.270%, 11/3/2005                                 1,585,000
    2,420,000            Guilford Capital LLC, Series 2002 - F, (Regions
                         Bank, Alabama LOC), 4.270%, 11/3/2005                                 2,420,000
    97,000,000  (2)      HBOS Treasury Services PLC, 3.870%, 11/21/2005                       97,000,000
    178,000,000          HBOS Treasury Services PLC, 3.880% - 4.011%,
                         11/1/2005 - 12/27/2005                                              178,000,000
    8,055,000            Hanna Steel Corp., (Wachovia Bank N.A. LOC),
                         4.190%, 11/4/2005                                                     8,055,000
    8,530,000            Healthcare Funding LLC, Series 1999, (National
                         City Bank, Michigan/Illinois LOC), 4.030%,
                         11/3/2005                                                             8,530,000
    3,100,000            Holden Properties Colorado LLC, (Comerica Bank -
                         California LOC), 4.150%, 11/3/2005                                    3,100,000
    8,780,000            Home City Ice Co. & H.C. Transport, Series 2000,
                         (U.S. Bank, N.A. LOC), 4.080%, 11/3/2005                              8,780,000
    4,580,000            Hugh W. Underwood /Underwood Properties,
                         (Regions Bank, Alabama LOC), 4.100%, 11/3/2005                        4,580,000
    5,655,000            Hugh W. Underwood, (Regions Bank, Alabama LOC),
                         4.100%, 11/3/2005                                                     5,655,000
    3,085,000            IPC Industries, Inc., (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.070%, 11/3/2005                                3,085,000
    2,100,000            IT Spring Wire LLC, Series 1997, (Fifth Third
                         Bank, Cincinnati LOC), 4.070%, 11/3/2005                              2,100,000
    7,485,000            Ilsco Corp., (U.S. Bank, N.A. LOC), 4.080%,
                         11/3/2005                                                             7,485,000
    15,000,000           Interlock Realty Co., (U.S. Bank, N.A. LOC),
                         4.050%, 11/3/2005                                                    15,000,000
    3,775,000            Jemmack Funding Group LLC, Series 2002, (Fifth
                         Third Bank, Cincinnati LOC), 4.080%, 11/3/2005                        3,775,000
    10,010,000           Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                               10,010,000
    3,865,000            Kansas Development Finance Authority, DLR Deer
                         Creek Project, (Federal Home Loan Bank of Topeka
                         LOC), 4.120%, 11/3/2005                                               3,865,000
    2,200,000            Kentucky Derby Hosiery Co., Inc., (Amsouth Bank
                         N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                          2,200,000
    1,230,000            Kit Carson County, CO, Midwest Farms Project,
                         (Wells Fargo Bank, N.A., Minnesota LOC), 4.020%,
                         11/3/2005                                                             1,230,000
    3,150,000            LCO Ventures LLC, (Bank of America N.A. LOC),
                         4.000%, 11/3/2005                                                     3,150,000
    2,690,000            Life Church Birmingham, (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                                2,690,000
    5,000,000   (2)      Los Angeles, CA, MERLOTS Series 2000 A (H&H
                         Theatre), (Wachovia Bank N.A. LOC), 4.070%,
                         11/2/2005                                                             5,000,000
    2,620,000            Mayer Properties LLP, (Wachovia Bank N.A. LOC),
                         4.170%, 11/4/2005                                                     2,620,000
    1,865,000            McCullough Snappy Service Oil Co., Inc.,
                         (Wachovia Bank N.A. LOC), 4.140%, 11/4/2005                           1,865,000
    8,100,000            Medical Arts Capital LLC, Series 2001, (Regions
                         Bank, Alabama LOC), 4.170%, 11/3/2005                                 8,100,000
    975,000              Michigan State Housing Development Authority,
                         Series 1999B, Lexington Place Apartments, (Bank
                         of America N.A. LOC), 4.160%, 11/3/2005                                 975,000
    2,800,000            Mike Patton Real Estate II LLC, (Amsouth Bank
                         N.A., Birmingham, AL LOC), 4.161%, 11/3/2005                          2,800,000
    3,600,000            Mile Bluff Clinic Building Partnership, (U.S.
                         Bank, N.A. LOC), 4.000%, 11/2/2005                                    3,600,000
    1,760,000            Mississippi Business Finance Corp., (JPMorgan
                         Chase Bank, N.A. LOC), 4.070%, 11/3/2005                              1,760,000
    1,275,000            Mississippi Business Finance Corp., Mississippi
                         College Project, Series 2001B, (Amsouth Bank
                         N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                          1,275,000
    2,835,000            Montgomery, AL IDB, (Wachovia Bank N.A. LOC),
                         4.070%, 11/3/2005                                                     2,835,000
    2,120,000            New Berlin, WI, Sunraider LLC Series 1997B,
                         (JPMorgan Chase Bank, N.A. LOC), 4.090%,
                         11/3/2005                                                             2,120,000
    2,565,000            New Jersey EDA, Pheonix Realty Partners,
                         (Wachovia Bank N.A. LOC), 4.190%, 11/2/2005                           2,565,000
    3,675,000            Norcross Investment Group LLC, (Regions Bank,
                         Alabama LOC), 4.120%, 11/3/2005                                       3,675,000
    4,910,000            O.K.I. Supply Co., (Series 1998), (Fifth Third
                         Bank, Cincinnati LOC), 4.070%, 11/3/2005                              4,910,000
    2,745,000            P.C.I. Paper Conversions, Inc., Series 2000,
                         (Key Bank, N.A. LOC), 4.100%, 11/3/2005                               2,745,000
    4,015,000            PW Holdings LLC, (Regions Bank, Alabama LOC),
                         4.120%, 11/3/2005                                                     4,015,000
    2,200,000            Parker Towing Co., Inc., Series 2001, (Amsouth
                         Bank N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                     2,200,000
    6,510,000            R & J Investment Co., (JPMorgan Chase Bank, N.A.
                         LOC), 4.170%, 11/3/2005                                               6,510,000
    11,080,000           Racetrac Capital LLC, Series 2000, (Regions
                         Bank, Alabama LOC), 4.100%, 11/3/2005                                11,080,000
    55,000,000           Royal Bank of Canada, Montreal, 3.950%,
                         11/10/2005                                                           55,000,000
    949,000              Sandridge Food Corp., (National City Bank, Ohio
                         LOC), 4.080%, 11/3/2005                                                 949,000
    3,645,000            Seeber USA LLP, Series 2000, (Wachovia Bank N.A.
                         LOC), 4.060%, 11/2/2005                                               3,645,000
    3,375,000            Sherman-Dixie Concrete Industries, Inc.,
                         (Amsouth Bank N.A., Birmingham, AL LOC), 4.160%,
                         11/3/2005                                                             3,375,000
    5,140,000            Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC),
                         4.000%, 11/2/2005                                                     5,140,000
    5,270,000            Southeast Christian Church of Jefferson County,
                         KY Inc., Series 2003, (JPMorgan Chase Bank, N.A.
                         LOC), 4.070%, 11/3/2005                                               5,270,000
    4,330,000            Springhill Medical Comples, Inc., (Amsouth Bank
                         N.A., Birmingham, AL LOC), 4.070%, 11/3/2005                          4,330,000
    7,560,000            Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC),
                         4.220%, 11/3/2005                                                     7,560,000
    60,000,000           Svenska Handelsbanken, Stockholm, 3.940%,
                         11/21/2005                                                           59,989,455
    2,450,000            TIL Holdings LLC, (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                                2,450,000
    2,195,000            TTL Realty LLC, (Amsouth Bank N.A., Birmingham,
                         AL LOC), 4.160%, 11/3/2005                                            2,195,000
    1,740,000            Tarrant Hydraulics Services LLC, (Amsouth Bank
                         N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                          1,740,000
    16,025,000           Taxable Floating Rate Notes, Series 2002-H1,
                         Becker, MN PCR, (Bank of New York SWP), 4.210%,
                         11/2/2005                                                            16,025,000
    30,000,000  (2)      Union Hamilton Special Purpose Funding LLC,
                         Series 2005-1 Tranche #1, (GTD by Wachovia
                         Corp.), 4.000%, 12/28/2005                                           30,000,000
    3,055,000            University Church of Christ, (Wachovia Bank N.A.
                         LOC), 4.140%, 11/4/2005                                               3,055,000
    2,595,000            University Ltd. Properties LLC, (Amsouth Bank
                         N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                          2,595,000
    2,055,000            VLF LLC, The Village of Lovejoy,Fountain
                         Project, (Key Bank, N.A. LOC), 4.100%, 11/3/2005                      2,055,000
    1,275,000            Vista Grande Villa, (LaSalle Bank, N.A. LOC),
                         4.000%, 11/3/2005                                                     1,275,000
    5,945,000            WL Properties of Georgia, Inc., (Regions Bank,
                         Alabama LOC), 4.100%, 11/3/2005                                       5,945,000
    3,820,000            Watson's St. Louis Property LLC, Series 2001,
                         (U.S. Bank, N.A. LOC), 4.080%, 11/3/2005                              3,820,000
    4,315,000            Weaver Rentals LLC, (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                                4,315,000
    8,670,000            Wellbrook Finance LLC, (Regions Bank, Alabama
                         LOC), 4.100%, 11/3/2005                                               8,670,000
    85,000,000           Wells Fargo & Co., 3.910%, 11/2/2005                                 85,000,000
    15,000,000           West Memphis IDRB, S-B Power Tool Project,
                         Series 2000 A, (JPMorgan Chase Bank, N.A. LOC),
                         4.020%, 11/3/2005                                                    15,000,000
    50,000,000           Westpac Banking Corp. Ltd., Sydney, 3.844%,
                         12/12/2005                                                           50,000,000
    1,415,000            White's Ferry Road Church of Christ, Inc.,
                         (Amsouth Bank N.A., Birmingham, AL LOC), 4.160%,
                         11/3/2005                                                             1,415,000
    4,190,000            Wildcat Management Co., Inc., (Series 1999),
                         (U.S. Bank, N.A. LOC), 4.130%, 11/3/2005                              4,190,000
                         Total                                                             1,649,374,690
                         Brokerage--5.8%
    25,000,000           Goldman Sachs Group, Inc., 3.860%, 11/7/2005                         25,000,000
    40,000,000  (2)      Goldman Sachs Group, Inc., 3.990%, 11/15/2005                        40,003,102
    25,000,000           Goldman Sachs Group, Inc., Promissory Notes,
                         3.970%, 11/8/2005                                                    25,000,000
    40,000,000           Merrill Lynch & Co., Inc., 3.894%, 11/4/2005                         40,000,000
    165,000,000 (2)      Merrill Lynch & Co., Inc., 4.140%, 11/14/2005                       165,000,000
    289,000,000          Morgan Stanley, 3.850% - 4.100%, 11/1/2005 -
                         11/28/2005                                                          289,003,015
                         Total                                                               584,006,117
                         Finance - Commercial--3.3%
    6,600,000            Decoster, Series 2003-A, (General Electric
                         Capital Corp. LOC), 4.110%, 11/3/2005                                 6,600,000
    125,000,000 (2)      Fairway Finance Co. LLC, 3.890% - 3.950%,
                         11/14/2005 - 11/21/2005                                             124,996,795
    193,500,000 (2)      General Electric Capital Corp., 4.070%,
                         11/17/2005                                                          193,500,000
    8,500,000            Oberthur Gaming Technologies Corp., Series
                         2002-A, (General Electric Capital Corp. LOC),
                         4.110%, 11/3/2005                                                     8,500,000
                         Total                                                               333,596,795
                         Finance - Retail--2.8 %
    30,000,000  (2)      Compass Securitization LLC, 3.845%, 11/7/2005                        29,999,767
    250,000,000 (2)      Paradigm Funding LLC, 3.930% - 3.998%,
                         11/17/2005 - 11/25/2005                                             250,000,000
                         Total                                                               279,999,767
                         Finance - Securities--2.5%
    63,000,000  (2)      K2 (USA) LLC, (GTD by K2 Corp.), 3.895% -
                         3.986%, 11/14/2005 - 11/23/2005                                      62,993,371
    187,000,000 (2)      Sigma Finance, Inc., (GTD by Sigma Finance
                         Corp.), 3.770% - 3.930%, 11/1/2005 - 12/27/2005                     186,986,798
                         Total                                                               249,980,169
                         Government Agency--0.1%
    3,985,000            Community Hearth and Home Ltd., Series 2002,
                         (Federal Home Loan Bank of Cincinnati LOC),
                         4.170%, 11/3/2005                                                     3,985,000
    945,000              Direct One Funding Corp., Series 2000 (Sexton
                         Properties), (FNMA LOC), 4.030%, 11/3/2005                              945,000
                         Total                                                                 4,930,000
                         Insurance--4.0%
    24,000,000           Allstate Life Insurance Co., 3.948% - 4.000%,
                         11/1/2005                                                            24,000,000
    25,000,000           GE Capital Assurance Co., 3.960%, 12/1/2005                          25,000,000
    25,000,000           Hartford Life Insurance Co., 3.863% - 4.040%,
                         11/1/2005 - 12/1/2005                                                25,000,000
    25,000,000           Jackson National Life Insurance Co., 3.960%,
                         11/1/2005                                                            25,000,000
    50,000,000  (2)      MBIA Global Funding LLC, 3.901%, 11/14/2005                          50,000,000
    45,000,000           Metropolitan Life Insurance Co., 3.833% -
                         4.194%, 11/1/2005 - 1/2/2006                                         45,000,000
    54,000,000           Monumental Life Insurance Co., 3.970% - 4.270%,
                         11/1/2005 - 12/1/2005                                                54,000,000
    70,000,000           New York Life Insurance Co., 3.941% - 3.970%,
                         12/1/2005                                                            70,000,000
    12,000,000  (2)      Pacific Life Global Funding, 3.884%, 11/4/2005                       12,000,287
    25,000,000           Transamerica Occidental Life Insurance Co.,
                         4.194%, 1/2/2006                                                     25,000,000
    45,000,000           Travelers Insurance Co., 3.913% - 4.100%,
                         11/21/2005 - 12/28/2005                                              45,000,000
                         Total                                                               400,000,287
                         Total Notes - Variable                                            3,501,887,825
                         Mutual Funds--0.5%
                         Asset Management--0.5%
    25,000,000           Columbia Money Market Reserves                                       25,000,000
    30,088,937           Scudder Money Market Institutional Shares                            30,088,937
                         Total mutual funds                                                   55,088,937
                         Time Deposit--3.0%
                         Banking--3.0%
    300,000,000          Key Bank, N.A., 4.010%, 11/1/2005                                   300,000,000
                         Repurchase Agreements--4.9%
    250,000,000          Interest in $3,500,000,000 joint repurchase
                         agreement 4.040%, dated 10/31/2005, under which
                         Bank of America N.A. will repurchase a U.S.
                         Government Agency security with a maturity of
                         7/1/2035 for $3,500,392,778 on 11/1/2005. The
                         market value of the underlying security at the
                         end of the period was $3,570,000,001.                               250,000,000
    242,368,000          Interest in $1,500,000,000 joint repurchase
                         agreement 4.050%, dated 10/31/2005, under which
                         Credit Suisse First Boston LLC will repurchase
                         U.S. Government Agency securities with various
                         maturities to 10/1/2035 for $1,500,168,750 on
                         11/1/2005. The market value of the underlying
                         securities at the end of the period was
                         $1,530,006,577.                                                     242,368,000
                         Total repurchase agreements                                         492,368,000
                         Total Investments -
                         99.9%
                          (at amortized cost)(5)                                          10,030,519,801
                         other assets and liabilities - net - 0.1%                            11,061,574
                         total net assets - 100%                                 $        10,041,581,375

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $3,368,418,518 which represents 33.5% of total net assets.

3 Reflects potential extension period.

4 Current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
EDA         --Economic Development Authority
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
GTD         --Guaranteed
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts-Liquidity Optional Tender
            Series
PCR         --Pollution Control Revenue
SWP         --Swap Agreement



Prime Management Obligations Fund
Portfolio of Investments
October 31, 2005 (unaudited)

    Principal
    Amount                                                                                    Value
                         Asset-Backed Securities--2.9%
                         Finance - Automotive--2.4%
$   30,000,000           Capital One Auto Finance Trust 2005-C, Class A1,
                         4.097%, 10/15/2006                                       $            30,000,000
    1,221,303            DaimlerChrysler Auto Trust 2005-B, Class A1,
                         3.260%, 5/8/2006                                                       1,221,303
    22,652,484           GS Auto Loan Trust 2005-1, Class A1, 3.848%,
                         8/15/2006                                                             22,652,484
    9,017,805            HSBC Automotive Trust 2005-2, Class A1, 3.703%,
                         8/17/2006                                                              9,017,805
    4,476,248            Honda Auto Receivables Owner Trust 2005-2, Class
                         A1, 3.182%, 5/15/2006                                                  4,474,063
    12,242,017           Merrill Auto Trust Securitization 2005-1, Class A1,
                         3.472%, 6/26/2006                                                     12,242,017
    4,121,427            Nissan Auto Receivables Owner Trust 2005-B, Class
                         A1, 3.357%, 6/15/2006                                                  4,121,427
                         Total                                                                 83,729,099
                         Finance - Equipment--0.4%
    1,277,725            CNH Equipment Trust 2005-A, Class A1, 3.080%,
                         4/7/2006                                                               1,277,725
    14,167,529           CNH Equipment Trust 2005-B, Class A1, 3.908%,
                         10/6/2006                                                             14,167,529
                         Total                                                                 15,445,254
                         Insurance--0.1%
    2,293,132            Onyx Acceptance Auto Owner Trust 2005-B, Class A1,
                         (INS by FGIC), 3.615%, 7/17/2006                                       2,293,132
    579,681              Triad Automobile Receivables Trust 2005-A, Class
                         A1, (INS by Ambac Financial Group, Inc.), 3.300%,
                         6/12/2006                                                                579,681
                         Total                                                                  2,872,813
                         Total Asset-Backed Securities                                        102,047,166
                         Certificates Of Deposit--18.0%
                         Banking--18.0%
    50,000,000           BNP Paribas SA, 3.730%, 11/14/2005                                    50,000,000
    29,000,000           Calyon, Paris, 3.950%, 7/14/2006                                      29,000,000
    31,000,000           Citibank NA, New York, 3.700% - 3.735%, 11/15/2005
                         - 12/6/2005                                                           31,000,000
    25,000,000           Citizens Bank of Pennsylvania, 4.130%, 1/13/2006                      25,002,007
    20,000,000           Compass Bank, Birmingham, 3.820%, 12/14/2005                          20,000,000
    45,000,000           Credit Suisse, Zurich, 3.640% - 3.720%, 11/1/2005 -
                         11/29/2005                                                            45,000,000
    20,000,000           Deutsche Bank AG, 4.500%, 10/13/2006                                  20,000,000
    92,000,000           HSBC Bank USA, 3.700% - 3.995%, 11/9/2005 -
                         7/18/2006                                                             91,999,978
    18,000,000           Royal Bank of Scotland PLC, Edinburgh, 4.397%,
                         10/4/2006                                                             17,999,596
    22,000,000           Societe Generale, Paris, 3.550%, 1/25/2006                            22,000,000
    73,500,000           Svenska Handelsbanken, Stockholm, 3.700% - 4.045%,
                         12/6/2005 - 7/26/2006                                                 73,500,825
    45,000,000           Toronto Dominion Bank, 3.570% - 3.585%, 2/17/2006 -
                         2/21/2006                                                             45,000,073
    100,000,000          Washington Mutual Bank, 3.780% - 3.840%, 11/1/2005
                         - 12/13/2005                                                         100,000,000
    55,000,000           Wilmington Trust Co., 3.720% - 3.780%, 11/8/2005 -
                         12/7/2005                                                             55,000,000
                         Total CERTIFICATEs OF DEPOSIT                                        625,502,479
                         Collateralized Loan Agreements--14.9%
                         Banking--7.8%
    100,000,000          Credit Suisse First Boston LLC, 4.182%, 11/1/2005                    100,000,000
    100,000,000          Deutsche Bank Securities, Inc., 4.192%, 11/1/2005                    100,000,000
    50,000,000           Greenwich Capital Markets, Inc., 4.187%, 11/1/2005                    50,000,000
    20,000,000           IXIS Financial Products Inc., 4.162%, 11/1/2005                       20,000,000
                         Total                                                                270,000,000
                         Brokerage--7.1%
    72,000,000           Bear Stearns & Co., Inc., 4.182%, 11/1/2005                           72,000,000
    115,000,000          Citigroup Global Markets, Inc., 4.162%, 11/1/2005                    115,000,000
    10,000,000           Lehman Brothers, Inc., 4.212%, 11/1/2005                              10,000,000
    50,000,000           Merrill Lynch & Co., Inc., 4.212%, 11/1/2005                          50,000,000
                         Total                                                                247,000,000
                         Total Collateralized Loan Agreements                                 517,000,000
                         Commercial Paper--17.6%(1)
                         Banking--4.0%
    30,000,000           Barclays US Funding Corp., (GTD by Barclays Bank
                         PLC), 3.670%, 11/8/2005                                               29,978,592
    25,700,000           Benedictine Health System-St. Mary's Duluth Clinic
                         Health System Obligated Group, 4.020%, 1/11/2006                      25,496,241
    75,000,000           HBOS Treasury Services PLC, 3.700%, 11/16/2005                        74,884,375
    10,000,000   (2)     Long Lane Master Trust IV, (Bank of America N.A.
                         SWP), 3.710%, 1/12/2006                                                9,925,800
                         Total                                                                140,285,008
                         Finance - Automotive--5.2%
    183,000,000          FCAR Auto Loan Trust, A1+/P1 Series, 3.710% -
                         3.820%, 12/6/2005 - 12/15/2005                                       182,250,749
                         Finance - Commercial--4.0%
    88,050,000           CIT Group, Inc., 3.710%, 11/9/2005                                    87,977,407
    49,989,000   (2)     Fairway Finance Co. LLC, 3.500%, 12/12/2005                           49,789,738
                         Total                                                                137,767,145
                         Finance - Retail--2.3%
    20,000,000   (2)     PREFCO-Preferred Receivables Funding Co., 3.770%,
                         12/12/2005                                                            19,914,128
    30,000,000   (2)     Paradigm Funding LLC, 3.760%, 12/14/2005                              29,865,267
    28,920,000   (2)     Sheffield Receivables Corp., 3.660%, 11/4/2005                        28,911,179
                         Total                                                                 78,690,574
                         Finance - Securities--2.1%
    13,000,000   (2)     Galaxy Funding Inc., 3.780% - 3.870%, 12/14/2005 -
                         12/22/2005                                                            12,937,435
    25,000,000   (2,3)   Georgetown Funding Co. LLC, 3.919%, 12/7/2005                         24,956,667
    25,000,000   (2)     Grampian Funding LLC, 3.780%, 12/16/2005                              24,881,875
    10,000,000   (2)     Scaldis Capital LLC, 3.680%, 11/14/2005                                9,986,711
                         Total                                                                 72,762,688
                         Total Commercial Paper                                               611,756,164
                         Corporate Notes--0.6%
                         Finance - Securities--0.6%
    20,000,000   (2)     Sigma Finance, Inc., (GTD by Sigma Finance Corp.),
                         4.150%, 8/8/2006                                                      20,000,000
                         Loan Participation--1.9%
                         Finance - Retail--1.9%
    65,000,000           Countrywide Home Loans, Inc., 4.070%, 11/28/2005 -
                         11/29/2005                                                            65,000,000
                         Notes - Variable--38.3%(4)
                         Banking--14.7%
    3,000,000            AlaTrade Foods LLC, Series 4, (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.161%, 11/3/2005                                 3,000,000
    996,000              American Health Care Centers, Inc., (Series 1998),
                         (FirstMerit Bank, N.A. LOC), 4.080%, 11/3/2005                           996,000
    35,000,000   (2)     Australia & New Zealand Banking Group, Melbourne,
                         4.011%, 11/23/2005                                                    35,000,000
    2,035,000            BD Toy LLC, Series 2003, (Compass Bank, Birmingham
                         LOC), 4.140%, 11/3/2005                                                2,035,000
    55,000,000   (2)     BNP Paribas SA, 4.021%, 11/28/2005                                    55,000,000
    644,000              Baldwin County Sewer Service LLC, Series 2003,
                         (Amsouth Bank N.A., Birmingham, AL LOC), 4.160%,
                         11/3/2005                                                                644,000
    5,100,000            Baldwin County Sewer Service LLC, Series 2005,
                         (Amsouth Bank N.A., Birmingham, AL LOC), 4.161%,
                         11/3/2005                                                              5,100,000
    85,000,000           Barclays Bank PLC, 3.823% - 3.880%, 11/7/2005 -
                         11/9/2005                                                             84,991,060
    1,950,000            Battle Creek, MI Downtown Development Authority,
                         Series 2004, (INS by Ambac Financial Group, Inc.),
                         4.110%, 11/2/2005                                                      1,950,000
    6,235,000            Biddle Road Corp., Series 2004, (Wachovia Bank N.A.
                         LOC), 4.110%, 11/3/2005                                                6,235,000
    955,000              Bond Holdings LP, (Wachovia Bank N.A. LOC), 4.070%,
                         11/4/2005                                                                955,000
    2,000,000            CV 40-Stone Oak Ltd., Series 2005, (Compass Bank,
                         Birmingham LOC), 4.270%, 11/3/2005                                     2,000,000
    45,000,000   (2)     Commonwealth Bank of Australia, Sydney, 4.001%,
                         11/25/2005                                                            45,000,000
    18,000,000           Credit Suisse, Zurich, 3.980% - 4.110%, 12/29/2005
                         - 1/17/2006                                                           18,000,000
    2,425,000            Dale G. Mithum, M.D. FACS, Series 2003, (Compass
                         Bank, Birmingham LOC), 4.240%, 11/3/2005                               2,425,000
    1,500,000            DeKalb County, GA Housing Authority, Series 2004-T
                         Highlands, (Bank of America N.A. LOC), 4.240%,
                         11/3/2005                                                              1,500,000
    4,000,000    (2)     DePfa Bank PLC, 3.880%, 12/15/2005                                     3,999,965
    490,000              Drury Inns, Inc., (First Commercial Bank,
                         Birmingham, AL LOC), 4.070%, 11/3/2005                                   490,000
    8,285,000            Fiore Capital LLC, Series 2005-A, (Marshall &
                         Ilsley Bank, Milwaukee LOC), 4.070%, 11/3/2005                         8,285,000
    5,000,000            First Family Church, Series 2005, (Regions Bank,
                         Alabama LOC), 4.080%, 11/3/2005                                        5,000,000
    1,065,000            Franklin County, PA IDA, Series 2001B Precast
                         Systems, LLC, (Manufacturers & Traders Trust Co.,
                         Buffalo, NY LOC), 4.170%, 11/4/2005                                    1,065,000
    13,000,000           Greenwich Capital Holdings, Inc., (GTD by Royal
                         Bank of Scotland PLC, Edinburgh), 3.900%, 11/8/2005                   13,000,000
    1,385,000            Grote Family LP, (Huntington National Bank,
                         Columbus, OH LOC), 4.330%, 11/3/2005                                   1,385,000
    3,000,000            HBOS Treasury Services PLC, 4.011%, 12/27/2005                         3,001,410
    9,555,000            HP Huntsville LLC, Series 2003, (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                                 9,555,000
    5,120,000            Hamilton Farm Bureau Cooperative, Inc., (Series
                         1999), (Huntington National Bank, Columbus, OH
                         LOC), 4.230%, 11/3/2005                                                5,120,000
    5,915,000            Headquarters Partnership Ltd., Series 2001,
                         (National Australia Bank Ltd., Melbourne LOC),
                         4.070%, 11/3/2005                                                      5,915,000
    11,000,000           ICS-Remington LLC, (First Commercial Bank,
                         Birmingham, AL LOC), 4.140%, 11/3/2005                                11,000,000
    20,000,000           Interlock Realty Co., (U.S. Bank, N.A. LOC),
                         4.050%, 11/3/2005                                                     20,000,000
    9,650,000            Lake Mary Bay LP, Series 2005, (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.161%, 11/3/2005                                 9,650,000
    1,720,000            Lee County, FL IDA, Bonita Community Health Center,
                         Series 1999B, (Fifth Third Bank, Cincinnati LOC),
                         4.080%, 11/4/2005                                                      1,720,000
    5,450,000            MOBR-04 LLC, Series 2004, (Compass Bank, Birmingham
                         LOC), 4.190%, 11/3/2005                                                5,450,000
    4,495,000            Magdim C-Stores, Inc./Lynhurst Storage LLC, Series
                         2005, (Wachovia Bank N.A. LOC), 4.070%, 11/3/2005                      4,495,000
    3,000,000            Marital Trust No. 2, Vernon W. Van Aker, Grantor,
                         (Amsouth Bank N.A., Birmingham, AL LOC), 4.161%,
                         11/3/2005                                                              3,000,000
    260,000              McCullough Oil Bond Issue LLC, Series 2003,
                         (Amsouth Bank N.A., Birmingham, AL LOC), 4.160%,
                         11/3/2005                                                                260,000
    4,615,000            Ohmart/Vega Corp., Series 2003, (U.S. Bank, N.A.
                         LOC), 4.080%, 11/3/2005                                                4,615,000
    3,000,000            Overland Park Professional Center LLC, Series 2004,
                         (Comerica Bank LOC), 4.140%, 11/3/2005                                 3,000,000
    3,805,000            Pizitz Properties LLC, Series 2003, (Amsouth Bank
                         N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                           3,805,000
    4,000,000            Prevea Clinic, Inc., Series 2004-A, (Wells Fargo
                         Bank, N.A. LOC), 4.020%, 11/3/2005                                     4,000,000
    3,500,000            Pro-Cell LLC, Series 2004, (Compass Bank,
                         Birmingham LOC), 4.190%, 11/3/2005                                     3,500,000
    3,645,000            Provena Foods, Inc., (Comerica Bank LOC), 4.140%,
                         11/3/2005                                                              3,645,000
    2,920,000            R. M. Greene, Inc., Series 2000, (Columbus Bank and
                         Trust Co., GA LOC), 4.070%, 11/3/2005                                  2,920,000
    5,450,000            Roman Catholic Bishop of San Jose, CA, Series 2005,
                         (Allied Irish Banks PLC LOC), 4.070%, 11/3/2005                        5,450,000
    10,000,000           Salvation Army, Series 2004-A, (Bank of New York
                         LOC), 4.070%, 11/3/2005                                               10,000,000
    510,000              Sandridge Food Corp., (National City Bank, Ohio
                         LOC), 4.080%, 11/3/2005                                                  510,000
    20,000,000   (2)     Societe Generale, Paris, 4.060%, 11/2/2005                            20,000,000
    1,000,000            Spiller LLC, Series 2003, (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                                 1,000,000
    65,000,000           Svenska Handelsbanken, Stockholm, 3.800% - 3.940%,
                         11/3/2005 - 11/21/2005                                                64,988,278
    745,000              Triple O LLC, (Series 1999), (Huntington National
                         Bank, Columbus, OH LOC), 4.380%, 11/3/2005                               745,000
    1,105,000            Wellborn Forest Products, Inc., (Compass Bank,
                         Birmingham LOC), 4.190%, 11/3/2005                                     1,105,000
    3,200,000            William Morris Realty Huntsville LLC, Series 2004,
                         (Compass Bank, Birmingham LOC), 4.190%, 11/3/2005                      3,200,000
                         Total                                                                509,705,713
                         Brokerage--5.5%
    20,000,000   (2)     Goldman Sachs Group, Inc., 3.990%, 11/15/2005                         20,001,551
    15,000,000           Goldman Sachs Group, Inc., Promissory Notes,
                         3.970%, 11/8/2005                                                     15,000,000
    5,000,000            Merrill Lynch & Co., Inc., 3.950%, 11/15/2005                          5,000,000
    150,000,000          Morgan Stanley, 3.850% - 4.100%, 11/1/2005 -
                         11/28/2005                                                           150,002,199
                         Total                                                                190,003,750
                         Finance - Commercial--1.9%
    66,000,000   (2)     Fairway Finance Co. LLC, 3.890% - 3.920%,
                         11/14/2005 - 11/23/2005                                               65,998,627
                         Finance - Retail--4.3%
    100,000,000  (2)     Compass Securitization LLC, 3.845% - 3.935%,
                         11/7/2005 - 11/18/2005                                                99,998,652
    51,000,000   (2)     Paradigm Funding LLC, 3.900% - 3.930%, 11/14/2005 -
                         11/17/2005                                                            51,000,000
                         Total                                                                150,998,652
                         Finance - Securities--7.6%
    96,000,000   (2)     K2 (USA) LLC, (GTD by K2 Corp.), 3.845% - 3.986%,
                         11/1/2005 - 11/23/2005                                                96,001,878
    169,000,000  (2)     Sigma Finance, Inc., (GTD by Sigma Finance Corp.),
                         3.825% - 4.270%,11/1/2005 - 1/25/2006                                169,021,505
                         Total                                                                265,023,383
                         Insurance--4.3%
    10,000,000           GE Capital Assurance Co., 3.840%, 11/9/2005                           10,000,000
    10,000,000           Hartford Life Global Funding Trust, 3.950%,
                         11/15/2005                                                            10,000,000
    10,000,000           Hartford Life Insurance Co., 4.040%, 12/1/2005                        10,000,000
    15,000,000           Jackson National Life Insurance Co., 3.960%,
                         11/1/2005                                                             15,000,000
    20,000,000   (2)     MBIA Global Funding LLC, 3.901%, 11/14/2005                           20,000,000
    20,000,000           Metropolitan Life Insurance Co., 3.833%, 11/1/2005                    20,000,000
    50,000,000           New York Life Insurance Co., 3.941% - 3.970%,
                         12/1/2005                                                             50,000,000
    15,000,000           Travelers Insurance Co., 3.960% - 4.100%, 12/2/2005
                         - 12/28/2005                                                          15,000,000
                         Total                                                                150,000,000
                         Pharmaceuticals And Healthcare--0.0%
    500,000      (2)     Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.),
                         3.830%, 11/1/2005                                                        500,039
                         Total Notes - Variable                                             1,332,230,164
                         Repurchase Agreement--6.2%
    217,793,000          Interest in $1,500,000,000 joint repurchase
                         agreement 4.05%, dated 10/31/2005 under which
                         Credit Suisse First Boston LLC. will repurchase
                         U.S. Government Agency securities with various
                         maturities to 10/1/2035 for $1,500,168,750 on
                         11/1/2005. The market value of the underlying
                         securities at the end of the period was
                         $1,530,006,577                                                       217,793,000
                         Total Investments -
                         100.4%
                          (at amortized cost)(5)                                            3,491,328,973
                         other assets and liabilities - net - (0.4)%                         (12,491,078)
                         total net assets - 100%                                  $         3,478,837,895

1 Discount rate at time of purchase, or the coupon for interest-bearing issues.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $912,691,017 which represents 26.2% of total net assets.

3    Reflects potential extension period.

4    Current rate and next reset date shown.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Investments in other open-end regulated investment companies are valued at net asset value.

The following acronyms are used throughout this portfolio:
FGIC        --Financial Guaranty Insurance Corporation
GTD         --Guaranteed
IDA         --Industrial Development Authority
INS         --Insured
LOC         --Letter of Credit
SWP         --Swap Agreement



Prime Obligations Fund
Portfolio of Investments
October 31, 2005 (unaudited)

      Principal
      Amount
      or Shares                                                                               Value
                           Asset-Backed Securities--2.2%
                           Finance - Automotive--1.9%
$     100,000,000          Capital One Auto Finance Trust 2005-C, Class A1,
                           4.097%, 10/15/2006                                       $         100,000,000
      41,074,313           CarMax Auto Owner Trust 2005-2, Class A1, 3.803%,
                           9/15/2006                                                           41,074,313
      407,101              DaimlerChrysler Auto Trust 2005-B, Class A1,
                           3.260%, 5/8/2006                                                       407,101
      80,889,453           Ford Credit Auto Owner Trust 2005-C, Class A1,
                           3.950%, 6/15/2006                                                   80,889,453
      11,190,619           Honda Auto Receivables Owner Trust 2005-2, Class
                           A1, 3.182%, 5/15/2006                                               11,190,619
      52,028,571           Merrill Auto Trust Securitization 2005-1, Class
                           A1, 3.472%, 6/26/2006                                               52,028,571
      50,000,000           Nissan Auto Lease Trust 2005-A, Class A1, 4.271%,
                           11/15/2006                                                          50,000,000
      24,316,416           Nissan Auto Receivables Owner Trust 2005-B, Class
                           A1, 3.357%, 6/15/2006                                               24,316,416
      43,000,000           USAA Auto Owner Trust 2005-3, Class A1, 4.170%,
                           11/9/2006                                                           43,000,000
      17,100,710           Volkswagen Auto Lease Trust 2005-A, Class A1,
                           2.985%, 3/20/2006                                                   17,100,710
                           Total                                                              420,007,183
                           Finance - Equipment--0.2%
      4,455,645            CIT Equipment Collateral 2005-VT1, Class A1,
                           3.072%, 3/20/2006                                                    4,455,645
      24,532,324           CNH Equipment Trust 2005-A, Class A1, 3.080%,
                           4/7/2006                                                            24,532,324
      15,000,000   (1)     Great America Leasing Receivables 2005-1, Class
                           A1, 4.310%, 10/20/2006                                              15,000,000
                           Total                                                               43,987,969
                           Insurance--0.1%
      13,758,791           Onyx Acceptance Auto Owner Trust 2005-B, Class
                           A1, (INS by FGIC), 3.615%, 7/17/2006                                13,758,791
      7,246,008            Triad Automobile Receivables Trust 2005-A, Class
                           A1, (INS by Ambac Financial Group, Inc.), 3.300%,
                           6/12/2006                                                            7,246,008
                           Total                                                               21,004,799
                           Total Asset-Backed Securities                                      484,999,951
                           Bank Note--0.9%
                           Banking--0.9%
      200,000,000          Bank of America N.A., 4.040%, 12/19/2005                           200,000,000
                           Certificates Of Deposit--15.1%
                           Banking--15.1%
      47,500,000           BNP Paribas SA, 3.410% - 3.730%, 11/7/2005 -
                           11/14/2005                                                          47,500,000
      100,000,000          Barclays Bank PLC, 3.735%, 11/14/2005                              100,000,000
      50,000,000           Calyon, Paris, 3.950%, 7/14/2006                                    50,000,000
      534,300,000          Citibank NA, New York, 3.700% - 4.195%,
                           11/10/2005 - 1/27/2006                                             534,300,000
      121,000,000          Citizens Bank N.A., 3.830% - 3.940%, 12/14/2005 -
                           12/27/2005                                                         121,003,399
      100,000,000          Citizens Bank of Pennsylvania, 4.130%, 1/13/2006                   100,008,027
      718,000,000          Credit Suisse, Zurich, 2.750% - 4.025%, 11/2/2005
                           - 12/19/2005                                                       717,959,432
      100,000,000          Deutsche Bank AG, 4.500%, 10/13/2006                               100,000,000
      68,000,000           First Tennessee Bank, N.A., 4.180%, 1/26/2006                       68,000,000
      250,000,000          HSBC Bank USA, 3.700% - 3.750%, 11/9/2005 -
                           1/17/2006                                                          249,999,890
      152,000,000          Royal Bank of Scotland PLC, Edinburgh, 4.397% -
                           4.497%, 10/4/2006 - 10/16/2006                                     151,996,531
      29,000,000           Societe Generale, Paris, 3.550%, 1/25/2006                          29,000,000
      220,000,000          SunTrust Bank, 3.940% - 3.980%, 1/23/2006 -
                           2/21/2006                                                          220,000,000
      253,000,000          Svenska Handelsbanken, Stockholm, 3.700% -
                           4.045%, 11/9/2005 - 7/26/2006                                      253,001,532
      420,000,000          Toronto Dominion Bank, 3.570% - 3.890%, 2/13/2006
                           - 7/5/2006                                                         420,000,730
      125,000,000          UBS AG, 4.040%, 12/13/2005                                         125,000,000
                           Total Certificates Of Deposit                                    3,287,769,541
                           Collateralized Loan Agreements--12.8%
                           Banking--4.6%
      100,000,000          Bank of America N.A., 4.142%, 11/1/2005                            100,000,000
      898,000,000          IXIS Financial Products Inc., 4.162%, 11/1/2005                    898,000,000
                           Total                                                              998,000,000
                           Brokerage--8.2%
      558,000,000          Citigroup Global Markets, Inc., 4.100% - 4.162%,
                           11/1/2005                                                          558,000,000
      813,000,000          Goldman Sachs & Co., 4.132% - 4.162%, 11/1/2005 -
                           11/21/2005                                                         813,000,000
      430,000,000          Merrill Lynch & Co., Inc., 4.212%, 11/1/2005                       430,000,000
                           Total                                                            1,801,000,000
                           Total Collateralized Loan Agreements                             2,799,000,000
                           Commercial Paper--21.8%(2)
                           Banking--5.6%
      25,000,000           Bank of America Corp., 3.860%, 12/21/2005                           24,865,972
      250,000,000          Barclays US Funding Corp., (GTD by Barclays Bank
                           PLC), 3.705%, 11/14/2005                                           249,665,521
      150,000,000  (1)     Blue Spice LLC, (Deutsche Bank AG SWP), 3.650% -
                           4.100%, 11/4/2005 - 1/20/2006                                      149,514,028
      50,000,000           Credit Suisse, Zurich, 3.820%, 11/22/2005                           49,888,583
      164,000,000  (1)     Fountain Square Commercial Funding Corp., 3.710%
                           - 4.030%, 11/15/2005 - 12/1/2005                                   163,587,604
      75,000,000   (1)     Long Lane Master Trust IV, (Bank of America N.A.
                           SWP), 3.740% - 3.830%, 11/7/2005 - 12/8/2005                        74,791,847
      15,235,000           Los Angeles County, CA Metropolitan
                           Transportation Authority, (Bank of America N.A.
                           LOC), 3.840%, 11/3/2005                                             15,235,000
      45,000,000           Louis Dreyfus Corp., (Barclays Bank PLC LOC),
                           4.030%, 12/1/2005                                                   44,848,875
      278,647,000  (1)     Picaros Funding LLC, (GTD by KBC Bank N.V.),
                           3.530% - 4.270%, 11/16/2005 - 7/10/2006                            276,569,957
      145,296,000  (1)     Scaldis Capital LLC, 3.680% - 3.840%, 11/7/2005 -
                           11/14/2005                                                         145,189,029
      29,000,000   (1)     Three Rivers Funding Corp., 3.910%, 11/17/2005                      28,949,604
      7,000,000            UBS Finance (Delaware), Inc., (UBS AG LOC),
                           3.680%, 11/14/2005                                                   6,990,698
                           Total                                                            1,230,096,718
                           Brokerage--0.1%
      15,000,000           Morgan Stanley, 4.090%, 1/20/2006                                   14,863,667
                           Finance - Automotive--4.2%
      758,000,000          FCAR Auto Loan Trust, A1+/P1 Series, 3.360% -
                           4.000%, 11/2/2005 - 2/2/2006                                       755,755,704
      150,000,000          FCAR Auto Loan Trust, A1/P1 Series, 3.670%,
                           11/8/2005                                                          149,892,958
                           Total                                                              905,648,662
                           Finance - Commercial--1.5%
      85,000,000           CIT Group, Inc., 3.680% - 3.720%, 11/2/2005 -
                           11/22/2005                                                          84,918,939
      23,222,000   (1)     Fairway Finance Co. LLC, 3.770%, 12/12/2005                         23,122,294
      100,000,000          General Electric Capital Corp., 3.975%, 12/14/2005                  99,525,208
      48,000,000           General Electric Capital Services, 3.975%,
                           12/12/2005                                                          47,782,700
      67,646,000   (1)     Jupiter Securitization Corp., 3.930% - 4.030%,
                           11/18/2005 - 12/19/2005                                             67,302,632
                           Total                                                              322,651,773
                           Finance - Retail--5.4%
      93,000,000   (1)     Alpine Securitization Corp., 3.830%, 11/7/2005                      92,940,635
      199,597,000  (1)     Barton Capital Corp.,4.030%, 1/9/2006                              198,055,279
      60,193,000   (1)     Chariot Funding LLC, 3.930%, 11/17/2005                             60,087,863
      264,470,000  (1)     Compass Securitization LLC, 3.810% - 3.990%,
                           11/4/2005 - 12/15/2005                                             263,414,031
      16,709,000   (1)     Falcon Asset Securitization Corp., 4.080%,
                           1/17/2006                                                           16,563,186
      100,000,000  (1)     PREFCO-Preferred Receivables Funding Co., 3.770%,
                           12/12/2005                                                          99,570,639
      200,000,000  (1)     Paradigm Funding LLC, 3.750%, 12/13/2005                           199,125,000
      90,000,000   (1)     Sheffield Receivables Corp., 3.660%, 11/4/2005                      89,972,550
      150,816,000  (1)     Tulip Funding Corp., 3.560%, 11/23/2005                            150,487,891
                           Total                                                            1,170,217,074
                           Finance - Securities--4.7%
      190,000,000  (1)     Galaxy Funding Inc., 3.680% - 4.100%, 11/7/2005 -
                           1/20/2006                                                          189,314,503
      414,252,000  (1,3)   Georgetown Funding Co. LLC, 3.840% - 4.050%,
                           11/4/2005 - 12/1/2005                                              413,267,794
      377,500,000  (1)     Grampian Funding LLC, 3.630% - 4.100%, 11/8/2005
                           - 1/31/2006                                                        375,396,007
      32,700,000   (1)     K2 (USA) LLC, (GTD by K2 Corp.), 3.720%,
                           11/18/2005                                                          32,642,557
      19,686,000   (1)     Perry Global Funding LLC Series A, 4.000%,
                           12/12/2005                                                          19,596,319
                           Total                                                            1,030,217,180
                           Insurance--0.3%
      74,000,000   (1)     Aspen Funding Corp., 4.080% - 4.150%, 1/24/2006 -
                           2/1/2006                                                            73,269,467
                           Total Commercial Paper                                           4,746,964,541
                           Corporate Notes--1.0%
                           Finance - Securities--1.0%
      125,000,000  (1)     K2 (USA) LLC, (GTD by K2 Corp.), 3.970% - 3.980%,
                           7/20/2006 - 7/25/2006                                              124,995,504
      103,000,000  (1)     Sigma Finance, Inc., (GTD by Sigma Finance
                           Corp.), 3.612% - 4.150%, 6/9/2006 - 8/8/2006                       102,928,013
                           Total Corporate Notes                                              227,923,517
                           Government Agency--0.3%
                           Government Agency--0.3%
      70,000,000           FHLMC Corp., 3.702%, 11/7/2005                                      69,999,942
                           Loan Participation--0.3%
                           Electrical Equipment--0.3%
      55,500,000           Mt. Vernon Phenol Plant Partnership, (GTD by
                           General Electric Co.), 4.017%, 5/19/2006                            55,500,000
                           Notes - Variable--33.7%(4)
                           Banking--13.7%
      9,600,000            215 Jane Investors LLC, (Bank of America N.A.
                           LOC), 4.000%, 11/2/2005                                              9,600,000
      5,100,000            4 C's LLC, (Series 1998), (Key Bank, N.A. LOC),
                           4.100%, 11/3/2005                                                    5,100,000
      2,365,000            550 West 14th Place, (Series 1999-A), (Harris,
                           N.A. LOC), 4.120%, 11/3/2005                                         2,365,000
      2,030,000            Advanced Labelworx, Inc., (Amsouth Bank N.A.,
                           Birmingham, AL LOC), 4.160%, 11/3/2005                               2,030,000
      5,350,000            AlaTrade Foods LLC, Series 2003, (Amsouth Bank
                           N.A., Birmingham, AL LOC), 4.180%, 11/3/2005                         5,350,000
      1,770,000            Alabama State IDA, (SERIES 1994) Miltope Project,
                           (Regions Bank, Alabama LOC), 4.230%, 11/3/2005                       1,770,000
      4,085,000            Alabama State IDA, (Wellborn Cabinet, Inc.), Tax
                           Revenue Bonds, (Bank of America N.A. LOC),
                           4.120%, 11/3/2005                                                    4,085,000
      1,315,000            Alabama State IDA, Standard Furniture Project
                           (Series 1995), (Amsouth Bank N.A., Birmingham, AL
                           LOC), 4.170%, 11/3/2005                                              1,315,000
      3,660,000            Aliceville, AL IDB, Buchanan Hardwood Flooring
                           Co. (Series 1999), (Regions Bank, Alabama LOC),
                           4.230%, 11/3/2005                                                    3,660,000
      34,840,000           American Health Care Centers, Inc., (Amsouth Bank
                           N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                        34,840,000
      12,365,000           American Self Storage Corp., Series 2002, (U.S.
                           Bank, N.A. LOC), 4.080%, 11/3/2005                                  12,365,000
      7,450,000            American Xtal Technology, Inc., Xtal Project
                           (Series 1998), (Wells Fargo Bank, N.A. LOC),
                           4.160%, 11/3/2005                                                    7,450,000
      12,000,000           Association of American Medical Colleges, (GTD by
                           JPMorgan Chase Bank, N.A., INS by Ambac Financial
                           Group, Inc.), 4.070%, 11/2/2005                                     12,000,000
      4,395,000            Atlantic Tool and Die Co., (Key Bank, N.A. LOC),
                           4.100%, 11/3/2005                                                    4,395,000
      8,080,000            B.R. Williams Trucking, Inc., (Amsouth Bank N.A.,
                           Birmingham, AL LOC), 4.160%, 11/3/2005                               8,080,000
      5,750,000            Baldwin County Sewer Service LLC, Series 2002,
                           (Amsouth Bank N.A., Birmingham, AL LOC), 4.160%,
                           11/3/2005                                                            5,750,000
      73,000,000   (1)     Bank of New York Co., Inc., 4.100%, 11/28/2005                      73,000,000
      200,000,000          Barclays Bank PLC, 3.823%, 11/7/2005                               199,976,465
      4,000,000            Bardstown City, KY, (RJ Tower Project), (Series
                           1995), (Comerica Bank LOC), 4.170%, 11/3/2005                        4,000,000
      17,020,000           Biddle Road Corp., Series 2004, (Wachovia Bank
                           N.A. LOC), 4.120%, 11/3/2005                                        17,020,000
      8,020,000            Bing Steel Management, Inc., Series 2000,
                           (Comerica Bank LOC), 4.160%, 11/2/2005                               8,020,000
      4,220,000            Bing Steel Management, Inc., Series 2002,
                           (Comerica Bank LOC), 4.160%, 11/2/2005                               4,220,000
      5,060,000            Bond Holdings LP, (Wachovia Bank N.A. LOC),
                           4.070%, 11/4/2005                                                    5,060,000
      1,205,000            Brookshire Grocery Co., (Amsouth Bank N.A.,
                           Birmingham, AL LOC), 4.160%, 11/3/2005                               1,205,000
      6,155,000            Brumfield Properties, Inc., (Amsouth Bank N.A.,
                           Birmingham, AL LOC), 4.070%, 11/3/2005                               6,155,000
      22,896,000           Capital One Funding Corp., (JPMorgan Chase Bank,
                           N.A. LOC), 4.050%, 11/3/2005                                        22,896,000
      3,273,000            Capital One Funding Corp., (Series 1998-C),
                           (JPMorgan Chase Bank, N.A. LOC), 4.050%, 11/3/2005                   3,273,000
      18,320,000           Capital One Funding Corp., (Series 1999-A),
                           (JPMorgan Chase Bank, N.A. LOC), 4.050%, 11/3/2005                  18,320,000
      7,331,000            Capital One Funding Corp., (Series 1999-B),
                           (JPMorgan Chase Bank, N.A. LOC), 4.050%, 11/3/2005                   7,331,000
      534,000              Capital One Funding Corp., Series 1994-A,
                           (JPMorgan Chase Bank, N.A. LOC), 4.050%, 11/3/2005                     534,000
      1,105,000            Capital One Funding Corp., Series 1994-D,
                           (JPMorgan Chase Bank, N.A. LOC), 4.050%, 11/3/2005                   1,105,000
      3,722,000            Capital One Funding Corp., Series 1995-B,
                           (JPMorgan Chase Bank, N.A. LOC), 4.050%, 11/3/2005                   3,722,000
      2,246,000            Capital One Funding Corp., Series 1995-F,
                           (JPMorgan Chase Bank, N.A. LOC), 4.050%, 11/3/2005                   2,246,000
      3,310,000            Capital One Funding Corp., Series 1996-H,
                           (JPMorgan Chase Bank, N.A. LOC), 4.050%, 11/3/2005                   3,310,000
      7,638,000            Capital One Funding Corp., Series 2001-B,
                           (JPMorgan Chase Bank, N.A. LOC), 4.050%, 11/3/2005                   7,638,000
      1,555,000            Chandler, AZ IDA, South Bay Circuits IMR, Series
                           1999B, (Comerica Bank LOC), 4.150%, 11/2/2005                        1,555,000
      11,100,000           Church at Brook Hills, (Wachovia Bank N.A. LOC),
                           4.170%, 11/4/2005                                                   11,100,000
      6,595,000            Cincinnati Bible College and Seminary, (U.S.
                           Bank, N.A. LOC), 4.080%, 11/3/2005                                   6,595,000
      4,290,000            Clinton County, NY IDA, Bombardier Project
                           (Series 1998-B), (HSBC Bank USA LOC), 4.500%,
                           11/3/2005                                                            4,290,000
      4,170,000            Colonie, NY IDA, Mechanical Technology, Inc.
                           Project (Series 1998 A), (Key Bank, N.A. LOC),
                           4.120%, 11/3/2005                                                    4,170,000
      840,000              Colorado Health Facilities Authority, Development
                           Disabilities Resource Center (Series 1998-C1),
                           (JPMorgan Chase Bank, N.A. LOC), 4.050%, 11/3/2005                     840,000
      1,740,000            Columbia County, GA Development Authority, Series
                           1993, (SunTrust Banks, Inc. LOC), 4.000%,
                           11/2/2005                                                            1,740,000
      11,180,000           Community Centre Group of Cos., (Fifth Third
                           Bank, Cincinnati LOC), 4.170%, 11/3/2005                            11,180,000
      8,850,000            Consolidated Publishing Co., Inc., (Wachovia Bank
                           N.A. LOC), 4.240%, 11/4/2005                                         8,850,000
      35,000,000           Cook County, IL, Series 2002 A, 4.100%, 11/2/2005                   35,000,000
      5,765,000            Crane Plastics Siding LLC, Series 2000, (JPMorgan
                           Chase Bank, N.A. LOC), 4.100%, 11/3/2005                             5,765,000
      189,000,000          Credit Suisse, Zurich, 3.900% - 4.000%,
                           11/14/2005 - 12/29/2005                                            189,012,905
      13,500,000           Decatur, AL IDB, Bailey-PVS Oxides Project
                           (Series 1998), (SunTrust Bank LOC), 4.280%,
                           11/3/2005                                                           13,500,000
      2,860,000            Double H Plastics, Inc., (Series 1998), (Wachovia
                           Bank N.A. LOC), 4.140%, 11/2/2005                                    2,860,000
      1,750,000            EPCO Carbondioxide Products, Inc., Series 2000,
                           (Amsouth Bank N.A., Birmingham, AL LOC), 4.230%,
                           11/3/2005                                                            1,750,000
      6,040,000            Eagle Tool and Machine, (JPMorgan Chase Bank,
                           N.A. LOC), 4.050%, 11/3/2005                                         6,040,000
      6,315,000            Elsinore Properties LP, (Series 1998), (Fifth
                           Third Bank, Cincinnati LOC), 4.070%, 11/3/2005                       6,315,000
      3,200,000            Fairpoint Regional Utility System, Inc., (Amsouth
                           Bank N.A., Birmingham, AL LOC), 4.170%, 11/3/2005                    3,200,000
      43,000,000           First Tennessee Bank, N.A., 3.836%, 11/25/2005                      43,001,230
      1,400,000            G.M.H. Enterprises, Inc., (Series 1995),
                           (National City Bank, Ohio LOC), 4.080%, 11/3/2005                    1,400,000
      13,870,000           Galasso Materials LLC and Galasso Holdings LLC,
                           (Series 1998), (Key Bank, N.A. LOC), 4.100%,
                           11/3/2005                                                           13,870,000
      2,930,000            Gesmundo & Associates, Inc., Series A, (National
                           City Bank, Michigan/Illinois LOC), 4.030%,
                           11/3/2005                                                            2,930,000
      37,700,000           Greene County Development Authority, Reynolds
                           Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC),
                           4.050%, 11/2/2005                                                   37,700,000
      14,150,000           Greene County Development Authority, Reynolds
                           Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC),
                           4.000%, 11/2/2005                                                   14,150,000
      340,000,000          Greenwich Capital Holdings, Inc., (GTD by Royal
                           Bank of Scotland PLC, Edinburgh), 3.820% -
                           3.957%, 11/2/2005 - 11/21/2005                                     340,000,000
      5,830,000            H & P Holdings LLC, (Amsouth Bank N.A.,
                           Birmingham, AL LOC), 4.160%, 11/3/2005                               5,830,000
      8,910,000            H.C. Equities LP, (Wachovia Bank N.A. LOC),
                           4.070%, 11/3/2005                                                    8,910,000
      215,000,000  (1)     HBOS Treasury Services PLC, 3.870%, 11/21/2005                     215,000,000
      368,000,000          HBOS Treasury Services PLC, 3.870% - 4.011%,
                           11/1/2005 - 12/27/2005                                             368,004,278
      5,835,000            HFS Holdings LLC, (Amsouth Bank N.A., Birmingham,
                           AL LOC), 4.160%, 11/3/2005                                           5,835,000
      17,175,000           Healthcare Funding LLC, Series 1998 A, (National
                           City Bank, Michigan/Illinois LOC), 4.030%,
                           11/3/2005                                                           17,175,000
      8,540,000            Healthcare Network Properties LLC, (Series A),
                           (National City Bank, Michigan/Illinois LOC),
                           4.030%, 11/3/2005                                                    8,540,000
      10,550,000           Hillcrest Investments LLC, (Wachovia Bank N.A.
                           LOC), 4.060%, 11/2/2005                                             10,550,000
      3,430,000            Historical Preservation Authority of Birmingham,
                           (Series 1993), (Amsouth Bank N.A., Birmingham, AL
                           LOC), 4.190%, 11/3/2005                                              3,430,000
      3,875,000            J.P. Plymouth Properties LLC, (Series 1999),
                           (LaSalle Bank Midwest, N.A. LOC), 4.160%,
                           11/2/2005                                                            3,875,000
      15,000,000           Kansas City, MO Tax Increment Financing
                           Commission, President Hotel, (INS by MBIA
                           Insurance Corp.), 4.120%, 11/3/2005                                 15,000,000
      3,130,000            Kings Creek Country Club, Inc., (Series 1997),
                           (Wachovia Bank N.A. LOC), 4.190%, 11/2/2005                          3,130,000
      1,900,000            L.H. Kroh, Inc., (Series 1998), (Wachovia Bank
                           N.A. LOC), 4.190%, 11/2/2005                                         1,900,000
      75,000,000           LaSalle Bank Midwest, N.A. (ABN Amro NV,
                           Amsterdam), 2.90%, 11/23/2005                                       74,946,328
      4,895,000            Lee County, FL IDA, Bonita Community Health
                           Center, Series 1999B, (Fifth Third Bank,
                           Cincinnati LOC), 4.080%, 11/4/2005                                   4,895,000
      5,165,000    (1)     Los Angeles, CA, MERLOTS Series 2000 A (H&H
                           Theatre), (Wachovia Bank N.A. LOC), 4.070%,
                           11/2/2005                                                            5,165,000
      4,785,000            M & C Holdings LLC, (Amsouth Bank N.A.,
                           Birmingham, AL LOC), 4.160%, 11/3/2005                               4,785,000
      470,000              Madison, WI Community Development Authority,
                           Series 1997-B Hamilton Point Apts., (JPMorgan
                           Chase Bank, N.A. LOC), 4.140%, 11/3/2005                               470,000
      12,295,000           Maryland State Economic Development Corp., Human
                           Genome Sciences Series 1999B, (Wachovia Bank N.A.
                           LOC), 4.100%, 11/1/2005                                             12,295,000
      18,435,000           Massachusetts State Development Finance Agency,
                           (JPMorgan Chase Bank, N.A. LOC), 4.000%, 11/2/2005                  18,435,000
      1,260,000            McClellan Management, Inc., Genoa Health Care
                           Center Project, (Series 1999), (Fifth Third Bank,
                           Cincinnati LOC), 4.280%, 11/3/2005                                   1,260,000
      4,810,000            McCullough Snappy Service Oil Co., Inc.,
                           (Wachovia Bank N.A. LOC), 4.140%, 11/4/2005                          4,810,000
      47,200,000           Mercantile Safe Deposit & Trust Co., Baltimore,
                           3.940%, 11/15/2005                                                  47,200,000
      1,956,000            Midwest Funding Corp., Series 1992-B, (JPMorgan
                           Chase Bank, N.A. LOC), 4.050%, 11/3/2005                             1,956,000
      8,975,000            Mississippi Business Finance Corp., (Regions
                           Bank, Alabama LOC), 4.140%, 11/3/2005                                8,975,000
      4,200,000            Mississippi Business Finance Corp., Howard
                           Industries, Inc. Series 1997, (Amsouth Bank N.A.,
                           Birmingham, AL LOC), 4.380%, 11/3/2005                               4,200,000
      10,000,000           Mississippi Business Finance Corp., Kohler
                           Project, (Wachovia Bank N.A. LOC), 4.050%,
                           11/3/2005                                                           10,000,000
      17,000,000           Mississippi Business Finance Corp., Series 1994
                           Georgia Gulf, (Wachovia Bank N.A. LOC), 4.060%,
                           11/2/2005                                                           17,000,000
      10,790,000           Mississippi Business Finance Corp., VC Regional
                           Assembly & Manufacturing LLC., (JPMorgan Chase
                           Bank, N.A. LOC), 4.060%, 11/2/2005                                  10,790,000
      6,275,000            North American Gulf Terminals, Inc., Series 2002,
                           (Amsouth Bank N.A., Birmingham, AL LOC), 4.100%,
                           11/3/2005                                                            6,275,000
      12,150,000           North Oaks Partnership, (Series 1998), (LaSalle
                           Bank, N.A. LOC), 4.000%, 11/3/2005                                  12,150,000
      82,800,000           Novant Health, Inc., Series 1997, (Wachovia Bank
                           N.A. LOC), 4.060%, 11/2/2005                                        82,800,000
      7,735,000            ORIS Automotive Parts AL Ltd., (Amsouth Bank
                           N.A., Birmingham, AL LOC), 4.100%, 11/3/2005                         7,735,000
      10,680,000           Ohio Waste Development Authority Solid Waste,
                           Bailey-PVS Oxides, LLC (Series 1998), (Key Bank,
                           N.A. LOC), 4.100%, 11/3/2005                                        10,680,000
      5,200,000            Olive Baptist Church, Inc., (Amsouth Bank N.A.,
                           Birmingham, AL LOC), 4.160%, 11/3/2005                               5,200,000
      11,000,000           Park Street Properties I LLC, University of
                           Wisconsin - Madison Projects, (U.S. Bank, N.A.
                           LOC), 4.020%, 11/3/2005                                             11,000,000
      6,650,000            Physicians Real Estate LLP, (Wells Fargo Bank,
                           N.A., Minnesota LOC), 4.100%, 11/2/2005                              6,650,000
      15,000,000           Pitney Roads Partners LLC, Series 2003 - A, (Bank
                           of America N.A. LOC), 4.110%, 11/3/2005                             15,000,000
      1,577,000            Quality Synthetic Rubber Co., Series 2000, (U.S.
                           Bank, N.A. LOC), 4.080%, 11/3/2005                                   1,577,000
      6,525,000            Reiser Group Sonic Management Co., Inc., Series
                           2002, (Amsouth Bank N.A., Birmingham, AL LOC),
                           4.160%, 11/3/2005                                                    6,525,000
      9,485,000            Rollins College, Series 1998, (SunTrust Bank
                           LOC), 4.000%, 11/2/2005                                              9,485,000
      24,975,000           SGM Funding Corp., (U.S. Bank, N.A. LOC), 4.080%,
                           11/3/2005                                                           24,975,000
      19,000,000           Salvation Army, Series 2004-A, (Bank of New York
                           LOC), 4.070%, 11/3/2005                                             19,000,000
      3,855,000            Savannah, GA Housing Authority, (SunTrust Bank
                           LOC), 4.050%, 11/2/2005                                              3,855,000
      2,791,000            Sawmill Creek Lodge Co., (Series 1996), (Fifth
                           Third Bank, Cincinnati LOC), 4.070%, 11/3/2005                       2,791,000
      16,855,000           Seeber USA LLP, Series 2000, (Wachovia Bank N.A.
                           LOC), 4.060%, 11/2/2005                                             16,855,000
      50,000,000   (1)     Societe Generale, Paris, 11/2/2005                                  50,000,000
      11,630,000           Spira Millenium LLC, Series 2001, (Bank of
                           America N.A. LOC), 4.100%, 11/3/2005                                11,630,000
      51,020,000           Spitzer Group, (JPMorgan Chase Bank, N.A. LOC),
                           4.020%, 11/3/2005                                                   51,020,000
      3,480,000            Springfield Ltd. Partnership, (UBS AG LOC),
                           4.050%, 11/3/2005                                                    3,480,000
      1,230,000            St. Paul, MN Port Authority, Bix Fruit Co.
                           (Series 1998-B), (Marshall & Ilsley Bank,
                           Milwaukee LOC), 4.320%, 11/3/2005                                    1,230,000
      1,950,000            St. Paul, MN Port Authority, National Checking
                           Co. Project (Series 1998-B), (U.S. Bank, N.A.
                           LOC), 4.220%, 11/3/2005                                              1,950,000
      14,430,000           Suffolk County, NY IDA, (Bank of America N.A.
                           LOC), 4.060%, 11/2/2005                                             14,430,000
      102,000,000          Taxable Floating Rate Notes, Series 2002-H1,
                           Becker, MN PCR, (Bank of New York SWP), 4.190%,
                           11/2/2005                                                          102,000,000
      2,200,000            Taxable Floating Rate Notes, Series 2002-H2,
                           Becker, MN PCR, (Bank of New York SWP), 4.190%,
                           11/2/2005                                                            2,200,000
      6,260,000            Trinity Baptist Church, Series 2002-A, (Regions
                           Bank, Alabama LOC), 4.070%, 11/3/2005                                6,260,000
      25,000,000   (1)     Union Hamilton Special Purpose Funding LLC,
                           Series 2005-1 Tranche #1, (GTD by Wachovia
                           Corp.), 4.000%, 12/28/2005                                          25,000,000
      9,300,000            Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth
                           Bank N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                    9,300,000
      1,300,000            Village Green Finance Co. LLC, (Series 1997),
                           (Wachovia Bank N.A. LOC), 4.060%, 11/2/2005                          1,300,000
      10,243,000           Virginia Health Services, Inc., (Wachovia Bank
                           N.A. LOC), 4.060%, 11/2/2005                                        10,243,000
      1,410,000            Vista Funding Corp., Series 1994-A, (Fifth Third
                           Bank, Cincinnati LOC), 4.090%, 11/3/2005                             1,410,000
      2,773,000            Vista Funding Corp., Series 1995-D, (Fifth Third
                           Bank, Cincinnati LOC), 4.090%, 11/3/2005                             2,773,000
      1,330,000            Vista Funding Corp., Series 1998-B, (Fifth Third
                           Bank, Cincinnati LOC), 4.080%, 11/3/2005                             1,330,000
      735,000              Vulcan, Inc., (Amsouth Bank N.A., Birmingham, AL
                           LOC), 4.150%, 11/1/2005                                                735,000
      195,250,000          Wells Fargo & Co., 3.910%, 11/2/2005                               195,250,135
      6,000,000            Westchester County, NY IDA, Aviation Services
                           Group, LLC, Series 2004B, (SunTrust Bank LOC),
                           4.100%, 11/3/2005                                                    6,000,000
      10,575,000           Western Reserve Masonic Community, Inc., (GTD by
                           JPMorgan Chase Bank, N.A.), 4.170%, 11/3/2005                       10,575,000
      25,000,000           Westpac Banking Corp. Ltd., Sydney, 3.844%,
                           1/11/2006                                                           25,000,000
      10,745,000           Whetstone Care Center LLC, Series 1998, (Fifth
                           Third Bank, Cincinnati LOC), 4.170%, 11/3/2005                      10,745,000
      5,130,000            William Morris Realty Montgomery LLC, (Amsouth
                           Bank N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                    5,130,000
      34,900,000           World Wildlife Fund, Inc., Series 2000 B, (INS by
                           Ambac Financial Group, Inc.), 4.000%, 11/3/2005                     34,900,000
                           Total                                                            2,996,806,341
                           Brokerage--5.2%
      88,000,000           Goldman Sachs Group, Inc., 3.860%, 11/7/2005                        88,000,000
      50,000,000   (1)     Goldman Sachs Group, Inc., 3.990%, 11/15/2005                       50,003,878
      25,000,000           Goldman Sachs Group, Inc., Promissory Notes,
                           3.970%, 11/8/2005                                                   25,000,000
      124,000,000          Merrill Lynch & Co., Inc., 3.894% - 3.950%,
                           11/4/2005 - 11/15/2005                                             124,000,000
      240,000,000  (1)     Merrill Lynch & Co., Inc., 4.140%, 11/14/2005                      240,000,690
      608,800,000          Morgan Stanley, 3.894% - 4.140%, 11/1/2005 -
                           11/28/2005                                                         608,804,823
                           Total                                                            1,135,809,391
                           Electrical Equipment--0.3%
      2,855,000            Alabama State IDA, General Electric Project,
                           (General Electric Co. LOC), 4.030%, 11/3/2005                        2,855,000
      58,656,672           Northwest Airlines, Inc., (GTD by General
                           Electric Co.), 4.000%, 11/7/2005                                    58,656,672
                           Total                                                              191,653,985
                           Finance - Commercial--2.6%
      133,000,000  (1)     Fairway Finance Co. LLC, 3.890%-3.950%,
                           11/14/2005-11/21/2005                                              132,997,313
      436,100,000  (1)     General Electric Capital Corp., 4.040% - 4.070%,
                           11/9/2005 - 11/17/2005                                             436,100,000
                           Total                                                              569,097,313
                           Finance - Retail--3.5%
      378,000,000  (1)     Compass Securitization LLC, 3.845% - 3.935%,
                           11/7/2005 - 11/18/2005                                             377,995,757
      375,000,000  (1)     Paradigm Funding LLC, 3.900% - 4.000%, 11/14/2005
                           - 11/25/2005                                                       375,000,000
                           Total                                                              752,995,757
                           Finance - Securities--3.3%
      94,000,000   (1)     K2 (USA) LLC, (GTD by K2 Corp.), 3.845% - 4.023%,
                           11/1/2005 - 11/25/2005                                              94,003,500
      636,000,000  (1)     Sigma Finance, Inc., (GTD by Sigma Finance
                           Corp.), 3.770% - 4.015%, 11/1/2005 - 11/25/2005                    635,966,571
                           Total                                                              729,970,071
                           Government Agency--0.3%
      7,945,000            Direct One Funding Corp., (FNMA LOC), 4.030%,
                           11/3/2005                                                            7,945,000
      46,795,000           Direct One Funding Corp., Series 2000 (Sexton
                           Properties), (FNMA LOC), 4.030%, 11/3/2005                          46,795,000
      5,350,000            Grand Pointe II Ltd. Partnership, Series 1999
                           Globe Apartments, (Federal Home Loan Bank of
                           Indianapolis LOC), 4.050%, 11/3/2005                                 5,350,000
                           Total                                                               60,090,000
                           Insurance--4.2%
      21,900,000           Albuquerque, NM, Series 2000 A, (INS by MBIA
                           Insurance Corp.), 4.030%, 11/2/2005                                 21,900,000
      85,000,000           Allstate Life Insurance Co., 3.948% - 4.000%,
                           11/1/2005                                                           85,000,000
      54,000,000           GE Capital Assurance Co., 3.960%, 12/1/2005                         54,000,000
      50,000,000           Hartford Life Insurance Co., 3.863% - 4.040%,
                           11/1/2005 - 12/1/2005                                               50,000,000
      67,000,000           Jackson National Life Insurance Co., 3.960%,
                           11/1/2005                                                           67,000,000
      100,000,000  (1)     MBIA Global Funding LLC, 3.901%, 11/14/2005                        100,000,000
      105,000,000          Metropolitan Life Insurance Co., 3.833% - 4.194%,
                           11/1/2005 - 1/3/2006                                               105,000,000
      152,000,000          Monumental Life Insurance Co., 3.970% - 4.130%,
                           11/1/2005 - 1/3/2006                                               152,000,000
      90,000,000           New York Life Insurance Co., 3.941% - 3.970%,
                           11/1/2005                                                           90,000,000
      125,000,000          Transamerica Occidental Life Insurance Co.,
                           4.194%, 1/2/2006                                                   125,000,000
      66,000,000           Travelers Insurance Co., 3.900% - 4.100%,
                           11/21/2005 - 12/28/2005                                             66,000,000
                           Total                                                              915,900,000
                           Pharmaceuticals And Healthcare--0.6%
      128,000,000  (1)     Eli Lilly Services, Inc., (GTD by Eli Lilly &
                           Co.), 3.830%, 11/1/2005                                            128,000,000
                           Total Notes - Variable                                           7,350,180,545
                           Time DepositS--7.0%
                           Banking--7.0%
      240,000,000          Chase Bank USA, N.A., 4.063%, 11/1/2005                            240,000,000
      140,000,000          Deutsche Bank AG, 4.063%, 11/1/2005                                140,000,000
      300,000,000          Key Bank, N.A., 4.010%, 11/1/2005                                  300,000,000
      350,000,000          Marshall & Ilsley Bank, Milwaukee, 3.963%,
                           11/1/2005                                                          350,000,000
      500,000,000          Societe Generale, Paris, 3.970% - 4.043%,
                           11/1/2005                                                          500,000,000
                           Total Time DepositS                                              1,530,000,000
                           Mutual Funds--0.6%
                           Asset Management--0.6%
      65,000,000           AIM Short-Term Investments Co. Liquid Assets
                           Portfolio                                                           65,000,000
      50,000,000           Columbia Money Market Reserves                                      50,000,000
      20,059,291           Scudder Money Market Institutional Shares                           20,059,291
                           Total Mutual Funds                                                 135,059,291
                           Repurchase Agreements--4.5%
      100,000,000          Interest in $3,500,000,000 joint repurchase
                           agreement 4.04%, dated 10/31/2005 under which
                           Bank of America N.A. will repurchase a U.S.
                           Government Agency security with a maturity of
                           7/1/2035 for $3,500,392,778 on 11/1/2005. The
                           market value of the underlying security at the
                           end of the period was $3,570,000,001.                              100,000,000
      266,580,000          Interest in $1,500,000,000 joint repurchase
                           agreement 4.05%, dated 10/31/2005 under which CS
                           First Boston Corp. will repurchase U.S.
                           Government Agency securities with various
                           maturities to 10/1/2035 for $1,500,168,750 on
                           11/1/2005. The market value of the underlying
                           securities at the end of the period was
                           $1,530,006,577.                                                    266,580,000
      80,000,000           Interest in $125,000,000 joint repurchase
                           agreement 3.81%, dated 10/31/2005 under which
                           J.P. Morgan Securities Inc. will repurchase U.S.
                           Treasury securities with various maturities to
                           4/15/2010 for $125,013,229 on 11/1/2005. The
                           market value of the underlying securities at the
                           end of the period was $127,503,333.                                 80,000,000
      75,000,000           Interest in $100,000,000 joint repurchase
                           agreement 3.91%, dated 10/31/2005 under which UBS
                           Securities LLC will repurchase U.S. Government
                           Agency securities with various maturities to
                           4/1/2036 for $100,010,861 on 11/1/2005. The
                           market value of the underlying securities at the
                           end of the period was $102,001,745.                                 75,000,000
      350,000,000          Interest in $600,000,000 joint repurchase
                           agreement 3.94%, dated 10/31/2005 under which
                           Societe Generale, London will repurchase U.S.
                           Treasury securities with various maturities to
                           2/15/2031 for $600,065,667 on 11/1/2005. The
                           market value of the underlying securities at the
                           end of the period was $612,000,562.                                350,000,000
      100,000,000          $100,000,000 repurchase agreement 3.97%, dated
                           10/31/2005 under which Societe Generale, London
                           will repurchase a U.S. Treasury Security and a
                           U.S. Government Agency security with various
                           maturities to 2/15/2031 for $100,011,028 on
                           11/1/2005. The market value of the underlying
                           securities at the end of the period was
                           $102,057,686.                                                      100,000,000
                           Total Repurchase Agreements                                        971,580,000
                           Total Investments--100.2%
                           (AT AMORTIZED COST)(5)                                          21,858,977,328
                           Other assets and liabilities--net--(0.2)%                           (36,207,318)
                           Total Net assets--100%                                    $      21,822,770,010

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $6,383,886,942 which represents 29.3% of total net assets.
2      Discount rate at the time of purchase.
3      Reflects potential extension period.
4      Floating rate note with current rate and next reset date shown.
5      Also represents costs for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act, as amended. Investments in other open-end regulated investment companies are valued at net asset value.

The following acronyms are used throughout this portfolio:
FGIC        --Financial Guaranty Insurance Company
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
GTD         --Guaranteed
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
INS         --Insured
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts - Liquidity Optional Tender
            Series
PCR         --Pollution Control Revenue
SWP         --Swap Agreement


Prime Value Obligations Fund
Portfolio of Investments
October 31, 2005 (unaudited)

     Principal
     Amount                                                                                 Value
                         Asset-Backed Securities--2.0%
                         Finance - Automotive--1.3%
$    27,342,914          Ford Credit Auto Owner Trust 2005-C, Class A1,
                         3.951%, 6/15/2006                                     $          27,342,914
     30,168,848          HSBC Automotive Trust 2005-1, Class A1, 3.458%,
                         7/17/2006                                                        30,168,848
     25,049,457          HSBC Automotive Trust 2005-2, Class A1, 3.703%,
                         8/17/2006                                                        25,049,457
     29,000,000          Nissan Auto Lease Trust 2005-A, Class A1, 4.271%,
                         11/15/2006                                                       29,000,000
     8,242,853           Nissan Auto Receivables Owner Trust 2005-B, Class
                         A1, 3.358%, 6/15/2006                                             8,242,853
     21,000,000          USAA Auto Owner Trust 2005-3, Class A1, 4.170%,
                         11/9/2006                                                        21,000,000
     1,315,439           Volkswagen Auto Lease Trust 2005-A, Class A1,
                         2.985%, 3/20/2006                                                 1,315,439
                         Total                                                           142,119,511
                         Finance - Equipment--0.6%
     1,713,710           CIT Equipment Collateral 2005-VT1, Class A1,
                         3.073%, 3/20/2006                                                 1,713,710
     9,455,167           CNH Equipment Trust 2005-A, Class A1, 3.080%,
                         4/7/2006                                                          9,455,167
     26,446,055          CNH Equipment Trust 2005-B, Class A1, 3.908%,
                         10/6/2006                                                        26,446,055
     2,471,226           GE Commercial Equipment Financing LLC, Series
                         2005-1, Class A1, 3.424%, 6/20/2006                               2,471,226
     5,000,000    (1,2)  Great America Leasing Receivables 2005-1, Class
                         A1, 4.310%, 10/20/2006                                            5,000,000
     20,924,872          Navistar Financial Corp. Owner Trust 2005-A,
                         Class A1, 3.616%, 7/17/2006                                      20,924,872
                         Total                                                            66,011,030
                         Insurance--0.1%
     9,172,527           Onyx Acceptance Auto Owner Trust 2005-B, Class
                         A1, (INS by FGIC), 3.615%, 7/17/2006                              9,172,527
                         Total Asset-Backed Securities                                   217,303,068
                         Bank Notes--1.2%
                         Banking--1.2%
     135,000,000         Bank of America N.A., 4.040%, 12/19/2005                        135,000,000
                         Certificates Of Deposit--14.1%
                         Banking--14.1%
     70,000,000          Barclays Bank PLC, 3.700% - 3.735%, 11/8/2005 -
                         11/14/2005                                                       70,000,000
     10,000,000          BNP Paribas SA, 3.410%, 11/7/2005                                10,000,000
     75,000,000          Calyon, Paris, 3.950%, 7/14/2006                                 75,000,000
     170,000,000         Citibank NA, New York, 3.700% - 4.195%,
                         11/15/2005 - 1/27/2006                                          170,000,000
     29,000,000          Compass Bank, Birmingham, 3.820%, 12/14/2005                     29,000,000
     25,000,000          Credit Suisse, Zurich, 3.720%, 11/29/2005                        25,000,000
     55,000,000          DePfa Bank PLC, 3.740% - 4.100%, 11/14/2005 -
                         1/17/2006                                                        55,000,000
     100,000,000         Deutsche Bank AG, 4.405%, 10/4/2006                             100,004,481
     45,000,000          HSBC Bank USA, 3.700%, 11/9/2005                                 44,999,950
     95,000,000          Marshall & Ilsley Bank, Milwaukee, 3.970%,
                         12/29/2005                                                       95,000,000
     100,000,000         Royal Bank of Scotland PLC, Edinburgh, 4.410%,
                         10/4/2006                                                       100,000,000
     46,000,000          Societe Generale, Paris, 3.550%, 1/25/2006                       46,000,000
     92,000,000          Svenska Handelsbanken, Stockholm, 3.885% -
                         4.045%, 7/5/2006 - 7/26/2006                                     92,003,140
     83,000,000          Toronto Dominion Bank, 3.580% - 3.585%, 2/15/2006
                         - 2/17/2006                                                      83,000,263
     368,000,000         Washington Mutual Bank, 3.780% - 4.090%,
                         11/1/2005 - 12/19/2005                                          368,000,000
     200,000,000         Wilmington Trust Co., 3.720% - 4.000%, 11/8/2005
                         - 12/19/2005                                                    200,000,000
                         Total CERTIFICATEs OF DEPOSIT                                 1,563,007,834
                         Collateralized Loan Agreements--27.4%
                         Banking--13.7%
     369,706,000         Credit Suisse First Boston LLC, 4.183%, 11/1/2005               369,706,000
     150,000,000         Deutsche Bank Securities, Inc., 4.193%, 11/1/2005               150,000,000
     314,800,000         Greenwich Capital Markets, Inc., 4.188%, 11/1/2005              314,800,000
     330,000,000         IXIS Financial Products Inc., 4.163%, 11/1/2005                 330,000,000
     350,000,000         J.P. Morgan Securities, Inc., 4.173%, 11/1/2005                 350,000,000
                         Total                                                         1,514,506,000
                         Brokerage--13.7%
     225,000,000         Bear Stearns Cos., Inc., 4.183%, 11/1/2005                      225,000,000
     255,000,000         Citigroup Global Markets, Inc., 4.163%, 11/1/2005               255,000,000
     425,000,000         Goldman Sachs & Co., 3.820% - 4.133%, 11/1/2005 -
                         11/21/2005                                                      425,000,000
     200,000,000         Merrill Lynch & Co., Inc., 4.213%, 11/1/2005                    200,000,000
     125,000,000         Merrill Lynch, Pierce, Fenner and Smith, 4.150%,
                         11/1/2005                                                       125,000,000
     290,000,000         Morgan Stanley & Co., Inc., 4.110% - 4.163%,
                         11/1/2005                                                       290,000,000
                         Total                                                         1,520,000,000
                         Total Collateralized Loan Agreements                          3,034,506,000
                         Commercial Paper --19.3%(3)
                         Aerospace / Auto--1.2%
     12,576,000   (1,2)  Nissan Motor Acceptance Corp., (Nissan Motor Co.,
                         Ltd. SA), 4.110%, 12/12/2005                                     12,517,134
     118,900,000  (1,2)  Volkswagen of America, Inc., (GTD by Volkswagen
                         AG), 4.020% - 4.040%, 11/2/2005 - 11/16/2005                    118,772,441
                         Total                                                           131,289,575
                         Banking--3.9%
     177,000,000         Barclays US Funding Corp., (GTD by Barclays Bank
                         PLC), 3.705% - 4.110%, 11/14/2005 - 2/13/2006                   176,079,542
     90,000,000   (1,2)  Blue Spice LLC, (Deutsche Bank AG SWP), 4.020% -
                         4.110%, 1/10/2006 - 1/27/2006                                    89,211,867
     36,000,000   (1,2)  Fountain Square Commercial Funding Corp., 4.020%,
                         1/10/2006                                                        35,718,600
     10,000,000          HBOS Treasury Services PLC, 3.700%, 11/16/2005                    9,984,583
     115,000,000  (1,2)  Picaros Funding LLC, (GTD by KBC Bank N.V.),
                         3.530% - 4.030%, 11/16/2005 - 12/20/2005                        114,540,674
                         Total                                                           425,535,266
                         Consumer Products--1.1%
     118,650,000         Fortune Brands, Inc., 4.020% - 4.200%, 11/1/2005
                         - 1/9/2006                                                      118,196,242
                         Entertainment--0.3%
     32,300,000          Walt Disney Co., 4.140%, 12/13/2005                              32,143,991
                         Finance - Automotive--3.6%
     124,100,000         DaimlerChrysler North America Holding Corp.,
                         3.880% - 4.120%, 11/1/2005 - 11/28/2005                         123,843,363
     280,200,000         FCAR Auto Loan Trust, (A1+/P1 Series), 3.360% -
                         3.820%, 11/2/2005 - 12/15/2005                                  279,072,591
                         Total                                                           402,915,954
                         Finance - Commercial--0.4%
     21,000,000          CIT Group, Inc., 3.540%, 11/7/2005                               20,987,610
     25,000,000          General Electric Capital Services, 3.975%,
                         12/12/2005                                                       24,886,823
                         Total                                                            45,874,433
                         Finance - Retail--1.3%
     40,000,000   (1,2)  PREFCO-Preferred Receivables Funding Co., 3.770%,
                         12/12/2005                                                       39,828,256
     100,000,000  (1,2)  Sheffield Receivables Corp., 3.810%, 11/3/2005                   99,978,833
                         Total                                                           139,807,089
                         Finance - Securities--5.9%
     135,670,000  (1,2)  Galaxy Funding Inc., 3.740% - 4.110%, 12/8/2005 -
                         1/30/2006                                                       134,810,643
     380,000,000(1,2)(4) Georgetown Funding Co. LLC, 3.844% - 4.046%,
                         11/22/2005 - 12/20/2005                                         379,343,394
     50,000,000   (1,2)  Grampian Funding LLC, 3.780%, 12/16/2005                         49,763,750
     50,000,000   (1,2)  Perry Global Funding LLC Series A, 3.870% -
                         4.000%, 12/13/2005 - 12/22/2005                                  49,746,271
     39,000,000   (1,2)  Scaldis Capital LLC, 3.680% - 3.840%, 11/7/2005 -
                         11/8/2005                                                        38,973,982
                         Total                                                           652,638,040
                         Food & Beverage--0.5%
     57,800,000   (1,2)  General Mills, Inc., 4.110%, 12/14/2005                          57,516,250
                         Retail--1.1%
     116,927,000  (1,2)  Federated Retail Holdings, Inc., (GTD by
                         Federated Department Stores, Inc.), 3.880% -
                         4.120%, 11/7/2005 - 11/28/2005                                  116,686,791
                         Total Commercial Paper                                        2,122,603,631
                         Corporate Bonds--0.1%
                         Finance - Commercial--0.0%
     3,900,000           CIT Group, Inc., 3.950%, 11/4/2005                                3,900,073
                         Retail--0.1%
     7,500,000           Safeway Inc., 2.500%, 11/1/2005                                   7,500,000
                         Total Corporate Bonds                                            11,400,073
                         Corporate Note--0.2%
                         Finance - Securities--0.2%
     25,000,000   (1,2)  Sigma Finance, Inc., (GTD by Sigma Finance
                         Corp.), 4.340%, 10/3/2006                                        25,000,000
                         Loan Participation--2.6%
                         Chemicals--0.3%
     30,000,000          DuPont Teijin Films U.K. Ltd., (GTD by Du Pont
                         (E.I.) de Nemours & Co.), 4.030%, 12/30/2005                     30,000,000
                         Electrical Equipment--0.2%
     28,000,000          Mt. Vernon Phenol Plant Partnership, (GTD by
                         General Electric Co.), 4.016%, 5/19/2006                         28,000,000
                         Finance - Retail--2.1%
     232,600,000         Countrywide Home Loans, Inc., 4.070%, 11/28/2005
                         - 11/29/2005                                                    232,600,000
                         Total Loan Participation                                        290,600,000
                         Notes - Variable -30.3%(5)
                         Banking--16.9%
     1,545,000           1901 4th Ave. Parking LLC, (Series 2004), (First
                         Commercial Bank, Birmingham, AL LOC), 4.190%,
                         11/3/2005                                                         1,545,000
     2,270,000           AC, Inc., (Series 2002), (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                            2,270,000
     85,000              Alabama State IDA, (Wellborn Cabinet, Inc.), Tax
                         Revenue Bonds, (Bank of America N.A. LOC),
                         4.120%, 11/3/2005                                                    85,000
     1,905,000           Alexander Development I LLC, (Series 2003),
                         (Regions Bank, Alabama LOC), 4.370%, 11/3/2005                    1,905,000
     1,650,000           Avondale Commerce Park, Phase III LLP, Phase III,
                         (Amsouth Bank N.A., Birmingham, AL LOC), 4.160%,
                         11/3/2005                                                         1,650,000
     4,690,000           Baramax LLC, (Series 2002), (Commerce Bank N.A.,
                         Cherry Hill, NJ LOC), 4.270%, 11/2/2005                           4,690,000
     100,000,000         Barclays Bank PLC, 3.823%, 11/7/2005                             99,988,232
     3,505,000           BBF LLC, (Series 2002), (First Commercial Bank,
                         Birmingham, AL LOC), 4.100%, 11/3/2005                            3,505,000
     7,115,000           Bethesda Country Club, Inc., (Series 1997),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.100%, 11/1/2005                                           7,115,000
     885,000             Bissett,William K. and Sheryl B., Multi-Option
                         Adjustable Rate Notes, (Huntington National Bank,
                         Columbus, OH LOC), 4.330%, 11/3/2005                                885,000
     5,550,000           Blue Family Holdings LLC, (First Commercial Bank,
                         Birmingham, AL LOC), 4.100%, 11/3/2005                            5,550,000
     1,760,000           Bluff City Buick, Inc., (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                            1,760,000
     1,372,790           Bowling Green Manor LP, (Huntington National
                         Bank, Columbus, OH LOC), 4.330%, 11/3/2005                        1,372,790
     1,725,000           Broadway Investments, Inc., (Series 1999),
                         (Huntington National Bank, Columbus, OH LOC),
                         4.330%, 11/3/2005                                                 1,725,000
     8,415,000           Callaway Gardens Resort, Inc., (Columbus Bank and
                         Trust Co., GA LOC), 4.330%, 11/3/2005                             8,415,000
     1,375,000           Campbell Enterprises, (Huntington National Bank,
                         Columbus, OH LOC), 4.380%, 11/3/2005                              1,375,000
     757,000             Capital One Funding Corp., (Series 1996-C),
                         (JPMorgan Chase Bank, N.A. LOC), 4.050%, 11/3/2005                  757,000
     2,699,000           CC Properties LLC, (Series 2002 A), Ronald &
                         Phyllis Coleman, (Amsouth Bank N.A., Birmingham,
                         AL LOC), 4.160%, 11/3/2005                                        2,699,000
     3,452,000           CC Properties LLC, (Series 2002 B), Thomas &
                         Carolyn Coleman, (Amsouth Bank N.A., Birmingham,
                         AL LOC), 4.160%, 11/3/2005                                        3,452,000
     6,200,000           Centra State Medical Arts Building LLC, (Commerce
                         Bank N.A., Cherry Hill, NJ LOC), 4.220%, 11/3/2005                6,200,000
     4,900,000           Century Drive Associates, (Series 2001),
                         (Commerce Bank N.A., Cherry Hill, NJ LOC),
                         4.210%, 11/2/2005                                                 4,900,000
     3,670,000           Charapp Family Ltd., (Series 2000), (Huntington
                         National Bank, Columbus, OH LOC), 4.330%,
                         11/3/2005                                                         3,670,000
     19,960,000          Charlie N. McGlamry, (Series 2003), (Columbus
                         Bank and Trust Co., GA LOC), 4.190%, 11/3/2005                   19,960,000
     4,200,000           Christian Life Assembly of the Assemblies of God,
                         (Series 2003), (Fulton Bank LOC), 4.210%,
                         11/3/2005                                                         4,200,000
     4,620,000           Clark-Holder Clinic, PA, (Columbus Bank and Trust
                         Co., GA LOC), 4.240%, 11/3/2005                                   4,620,000
     902,337             Clyde Manor LP, (Huntington National Bank,
                         Columbus, OH LOC), 4.330%, 11/3/2005                                902,337
     4,795,000           Columbus, GA Development Authority, Woodmont
                         Properties, LLC, (Series 2000), (Columbus Bank
                         and Trust Co., GA LOC), 4.121%, 11/3/2005                         4,795,000
     3,315,000           Commerce Towers LLC, (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                            3,315,000
     6,500,000           Commercial Contractors, Inc., (Series 1998),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.100%, 11/1/2005                                           6,500,000
     1,225,000           Continental Downtown Properties, (Huntington
                         National Bank, Columbus, OH LOC), 4.330%,
                         11/3/2005                                                         1,225,000
     6,700,000           Continental Downtown Properties, (Series 2000),
                         (Huntington National Bank, Columbus, OH LOC),
                         4.330%, 11/3/2005                                                 6,700,000
     62,000,000          Credit Suisse, Zurich, 4.110%, 1/17/2006                         62,000,000
     3,510,000           Cruiser Properties LLC, (Series 1999),
                         (Huntington National Bank, Columbus, OH LOC),
                         4.380%, 11/3/2005                                                 3,510,000
     8,075,000           Cullman Shopping Center, Inc., (Series 2002),
                         (First Commercial Bank, Birmingham, AL LOC),
                         4.220%, 11/3/2005                                                 8,075,000
     5,010,000           Dellridge Care Center LP, (Series 1997),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.100%, 11/1/2005                                           5,010,000
     165,000,000  (1,2)  DePfa Bank PLC, 3.880%, 12/15/2005                              165,000,000
     2,260,000           Die-Matic Corp., (Huntington National Bank,
                         Columbus, OH LOC), 4.380%, 11/3/2005                              2,260,000
     7,345,000           Drury Inns, Inc., (First Commercial Bank,
                         Birmingham, AL LOC), 4.070%, 11/3/2005                            7,345,000
     3,065,000           Engle Printing & Publishing, (Manufacturers &
                         Traders Trust Co., Buffalo, NY LOC), 4.170%,
                         11/4/2005                                                         3,065,000
     3,920,000           Engle Printing & Publishing, (Series 2003),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.170%, 11/4/2005                                           3,920,000
     3,120,000           First Baptist Church of Mt. Olive, (Series 2003),
                         (Amsouth Bank N.A., Birmingham, AL LOC), 4.160%,
                         11/3/2005                                                         3,120,000
     3,154,000           First Baptist Church of West Monroe, LA, (Series
                         2003), (Amsouth Bank N.A., Birmingham, AL LOC),
                         4.160%, 11/3/2005                                                 3,154,000
     8,355,000           Fountainhead Enterprises LLC, (Huntington
                         National Bank, Columbus, OH LOC), 4.330%,
                         11/3/2005                                                         8,355,000
     2,778,000           Frank Parsons Paper Co., Inc., Series 1999,
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.170%, 11/4/2005                                           2,778,000
     6,175,000           G&R Investments of Bay County LLC, (Series 2004),
                         (Columbus Bank and Trust Co., GA LOC), 4.190%,
                         11/3/2005                                                         6,175,000
     3,315,000           Gannett Fleming, Inc., (Series 2001),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.170%, 11/4/2005                                           3,315,000
     1,719,000           Gateway Foods, Inc., (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                            1,719,000
     5,725,000           Georgia Crown Distributing Co., (Columbus Bank
                         and Trust Co., GA LOC), 4.070%, 11/3/2005                         5,725,000
     1,135,000           Gerald T. Thom , Trustee U.A.D., March 27, 1997,
                         (Huntington National Bank, Columbus, OH LOC),
                         4.230%, 11/3/2005                                                 1,135,000
     6,760,000           Green Clinic Management Co. LLC, (Regions Bank,
                         Alabama LOC), 4.170%, 11/3/2005                                   6,760,000
     37,000,000          Greenwich Capital Holdings, Inc., (GTD by Royal
                         Bank of Scotland PLC, Edinburgh), 3.900%,
                         11/8/2005 - 11/14/2005                                           37,000,000
     1,731,000           Grossman Realty LLC, (Series 5), (Regions Bank,
                         Alabama LOC), 4.080%, 11/3/2005                                   1,731,000
     1,020,000           Guilford Capital LLC, (Series 2002 - D), (Regions
                         Bank, Alabama LOC), 4.270%, 11/3/2005                             1,020,000
     3,235,000           Guilford Capital LLC, (Series 2002 - E), (Regions
                         Bank, Alabama LOC), 4.270%, 11/3/2005                             3,235,000
     895,000             Hamilton Farm Bureau Cooperative, Inc., (Series
                         1999), (Huntington National Bank, Columbus, OH
                         LOC), 4.230%, 11/3/2005                                             895,000
     12,400,000          Harris County, GA Development Authority,
                         (Columbus Bank and Trust Co., GA LOC), 4.330%,
                         11/3/2005                                                        12,400,000
     4,430,000           Hazlet Manor Associates, (Series 1998),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.100%, 11/1/2005                                           4,430,000
     89,000,000   (1,2)  HBOS Treasury Services PLC, 3.870%, 11/21/2005                   89,000,000
     150,000,000         HBOS Treasury Services PLC, 3.880% - 4.011%,
                         11/1/2005 - 12/27/2005                                          150,000,000
     18,165,000          HD Greenville LLC, (Series 2004), (Regions Bank,
                         Alabama LOC), 4.070%, 11/3/2005                                  18,165,000
     2,365,000           HFS Holdings LLC, (Amsouth Bank N.A., Birmingham,
                         AL LOC), 4.110%, 11/3/2005                                        2,365,000
     7,945,000           HP Huntsville LLC, (Series 2003), (Amsouth Bank
                         N.A., Birmingham, AL LOC), 4.160%, 11/3/2005                      7,945,000
     10,000,000          Huntington National Bank, Columbus, OH, 4.030%,
                         12/1/2005                                                        10,000,987
     3,500,000           ICS-Remington LLC, (First Commercial Bank,
                         Birmingham, AL LOC), 4.140%, 11/3/2005                            3,500,000
     740,000             Ilsco Corp., (U.S. Bank, N.A. LOC), 4.080%,
                         11/3/2005                                                           740,000
     3,595,000           Indian Hills Country Club, (Series 2000),
                         (Amsouth Bank N.A., Birmingham, AL LOC), 4.160%,
                         11/3/2005                                                         3,595,000
     5,875,000           Jack W. Kidd, (Series 2003), (First Commercial
                         Bank, Birmingham, AL LOC), 4.190%, 11/3/2005                      5,875,000
     13,045,000          JFK Family Borrowing LLP, (Series 1997),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.100%, 11/1/2005                                          13,045,000
     3,910,000           K & K Management Co., Series 2000, (Huntington
                         National Bank, Columbus, OH LOC), 4.330%,
                         11/3/2005                                                         3,910,000
     7,106,290           Katie Realty LLC, (Series 2000), (Manufacturers &
                         Traders Trust Co., Buffalo, NY LOC), 4.120%,
                         11/4/2005                                                         7,106,290
     1,510,000           Kent Capital LLC, (Series 1999), (Huntington
                         National Bank, Columbus, OH LOC), 4.330%,
                         11/3/2005                                                         1,510,000
     3,250,000           Kenwood Country Club, Inc., 5.10 (Series 1999),
                         (U.S. Bank, N.A. LOC), 4.080%, 11/3/2005                          3,250,000
     3,350,000           Lake Sherwood Senior Living Center LLC, (Regions
                         Bank, Alabama LOC), 4.140%, 11/3/2005                             3,350,000
     4,105,000           Marion County, FL IDA, (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 2.790%, 11/3/2005                            4,105,000
     9,600,000           Maryland IDFA, Avalon Pharmaceutical, Inc.,
                         Series 2003, (Manufacturers & Traders Trust Co.,
                         Buffalo, NY LOC), 4.170%, 11/4/2005                               9,600,000
     2,580,000           Maryland IDFA, Gen-Vec, Inc. Facility (Series
                         1999), (Manufacturers & Traders Trust Co.,
                         Buffalo, NY LOC), 4.170%, 11/4/2005                               2,580,000
     16,000,000          Maryland State Economic Development Corp.,
                         (Series 2001A), Human Genome Sciences,
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.100%, 11/1/2005                                          16,000,000
     20,775,000          Maryland State Economic Development Corp., Human
                         Genome (Series 1997), (Manufacturers & Traders
                         Trust Co., Buffalo, NY LOC), 4.100%, 11/1/2005                   20,775,000
     3,290,000           McClatchy-Avondale Corp., (Series1999),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.100%, 11/1/2005                                           3,290,000
     11,745,000          McCullough Oil Bond Issue LLC, (Series 2003),
                         (Amsouth Bank N.A., Birmingham, AL LOC), 4.160%,
                         11/3/2005                                                        11,745,000
     10,530,000          Mike Bowden, (Columbus Bank and Trust Co., GA
                         LOC), 4.070%, 11/3/2005                                          10,530,000
     4,165,000           Miller, James & Deborah, (Series 1997),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.100%, 11/1/2005                                           4,165,000
     184,000,000  (1)     MONET Trust, (Series 2000-1 Class A-2A),
                         (Dresdner Bank AG, Frankfurt SWP), 4.070%,
                         12/28/2005                                                      184,000,000
     135,000,000  (1)     MONET Trust, (Series 2000-1 Class A-2B),
                         (Dresdner Bank AG, Frankfurt SWP), 4.070%,
                         12/28/2005                                                      135,000,000
     9,765,000           Mountain Christian Church, (Series 2003),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.170%, 11/4/2005                                           9,765,000
     3,700,000           Neron Real Estate LLC, (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                            3,700,000
     2,655,000           Oaklawn Hospital, MI, (Series 2000 A), (LaSalle
                         Bank Midwest, N.A. LOC), 4.140%, 11/2/2005                        2,655,000
     3,549,000           Oceana County Freezer Storage, Inc., (Series
                         1998), (Huntington National Bank, Columbus, OH
                         LOC), 4.230%, 11/3/2005                                           3,549,000
     915,000             Oceana County Freezer Storage, Inc., (Series
                         1999), (Huntington National Bank, Columbus, OH
                         LOC), 4.230%, 11/3/2005                                             915,000
     4,565,000           Old South Country Club, Inc., (Series 1999),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.100%, 11/1/2005                                           4,565,000
     17,765,000          Omni, HC, Inc., (Columbus Bank and Trust Co., GA
                         LOC), 4.280%, 11/3/2005                                          17,765,000
     2,563,000           Orange Beach Marina, Inc., (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                            2,563,000
     5,100,000           Palmetto Net, Inc., (National Bank of South
                         Carolina LOC), 4.293%, 11/3/2005                                  5,100,000
     5,225,000           Pelham Retail Group LLC, (First Commercial Bank,
                         Birmingham, AL LOC), 4.220%, 11/3/2005                            5,225,000
     7,850,000           Prospects Aggregates, Inc., (Series 2004),
                         (Fulton Bank LOC), 4.210%, 11/3/2005                              7,850,000
     1,320,000           R.M.D.H. Properties LLC, (Huntington National
                         Bank, Columbus, OH LOC), 4.330%, 11/3/2005                        1,320,000
     3,300,000           Riverchase Office Road LLC, (First Commercial
                         Bank, Birmingham, AL LOC), 4.220%, 11/3/2005                      3,300,000
     2,060,000           Roby Co. Ltd. Partnership, (Huntington National
                         Bank, Columbus, OH LOC), 4.330%, 11/3/2005                        2,060,000
     55,000,000          Royal Bank of Canada, Montreal, 3.950%, 11/10/2005               55,000,000
     19,370,000          Schuster Enterprises, Inc., (Columbus Bank and
                         Trust Co., GA LOC), 4.330%, 11/3/2005                            19,370,000
     15,000,000          Sea Island Co., (Columbus Bank and Trust Co., GA
                         LOC), 4.330%, 11/3/2005                                          15,000,000
     7,890,000           Smith Land Improvement Corp., (Series 1999),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.100%, 11/1/2005                                           7,890,000
     30,000,000   (1,2)  Societe Generale, Paris, 4.060%, 11/2/2005                       30,000,000
     4,795,000           Southeastern Partners Realty I, II, III, (Series
                         2003), (Bank of North Georgia LOC), 4.330%,
                         11/3/2005                                                         4,795,000
     3,965,000           Southwest Atlanta E.O.C., Inc., (Series 2002),
                         (Amsouth Bank N.A., Birmingham, AL LOC), 4.140%,
                         11/3/2005                                                         3,965,000
     10,565,000          Spectra Gases, Inc., (Commerce Bank N.A., Cherry
                         Hill, NJ LOC), 4.210%, 11/2/2005                                 10,565,000
     6,965,000           Spencer Cos., Inc., (Series 2001), (First
                         Commercial Bank, Birmingham, AL LOC), 4.220%,
                         11/3/2005                                                         6,965,000
     3,200,000           Stone Creek LLC, (Columbus Bank and Trust Co., GA
                         LOC), 4.070%, 11/3/2005                                           3,200,000
     25,000,000          Svenska Handelsbanken, Stockholm, 3.940%,
                         11/21/2005                                                       24,995,606
     5,660,000           Tanya K. Nitterhouse, (Manufacturers & Traders
                         Trust Co., Buffalo, NY LOC), 4.170%, 11/4/2005                    5,660,000
     500,000             Taxable Floating Rate Notes, (Series 2002-H1),
                         Becker, MN PCR, (Bank of New York SWP), 4.210%,
                         11/2/2005                                                           500,000
     1,575,000           Taxable Floating Rate Notes, (Series 2002-H2),
                         Becker, MN PCR, (Bank of New York SWP), 4.210%,
                         11/2/2005                                                         1,575,000
     10,560,000          Team Rahal, Inc., (Series 2002), (Manufacturers &
                         Traders Trust Co., Buffalo, NY LOC), 4.170%,
                         11/4/2005                                                        10,560,000
     9,390,000           Test Associates, (Series 2002), (Fulton Bank
                         LOC), 4.210%, 11/3/2005                                           9,390,000
     1,190,000           TLC Realty LLC, (Amsouth Bank N.A., Birmingham,
                         AL LOC), 4.160%, 11/3/2005                                        1,190,000
     3,155,000           TNT Co., (Series 1998), (Huntington National
                         Bank, Columbus, OH LOC), 4.230%, 11/3/2005                        3,155,000
     4,975,000           Town Development, Inc., (Series 2000),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.170%, 11/4/2005                                           4,975,000
     12,360,000          Village of Bartlett, IL, Bartlett Quarry
                         Redevelopment Project (Series 2000), (LaSalle
                         Bank, N.A. LOC), 4.240%, 11/2/2005                               12,360,000
     63,000              Vista Funding Corp., (Series 1994-A), (Fifth
                         Third Bank, Cincinnati LOC), 4.090%, 11/3/2005                       63,000
     2,285,000           Vulcan, Inc., (Series 2002), (Amsouth Bank N.A.,
                         Birmingham, AL LOC), 4.160%, 11/3/2005                            2,285,000
     11,220,000          WCN Properties, Inc., (Series 2), (Fulton Bank
                         LOC), 4.210%, 11/3/2005                                          11,220,000
     87,000,000          Wells Fargo & Co., 3.910%, 11/2/2005                             87,000,000
     6,725,000           West Shore Country Club, (Series 2000),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.170%, 11/4/2005                                           6,725,000
     100,000,000         Westpac Banking Corp. Ltd., Sydney, 3.844%,
                         1/11/2006                                                       100,000,000
     14,225,000          William Hill Manor, Inc., (Series 1998),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.100%, 11/1/2005                                          14,225,000
     7,155,000           Wilsbach Distributors, Inc., (Series 1999),
                         (Manufacturers & Traders Trust Co., Buffalo, NY
                         LOC), 4.103%, 11/2/2005                                           7,155,000
     4,700,000           WMMT Properties LP, (Series 2003), (FirstMerit
                         Bank, N.A. LOC), 4.130%, 11/3/2005                                4,700,000
     8,375,000           York County, PA IDA, (Series 2003-B), 4.140%,
                         11/3/2005                                                         8,375,000
     15,800,000          Yorktown Building Holding Co. LLC, (Columbus Bank
                         and Trust Co., GA LOC), 4.140%, 11/3/2005                        15,800,000
                         Total                                                         1,865,001,242
                         Brokerage--4.0%
     35,000,000          Goldman Sachs Group, Inc., 3.860%, 11/7/2005                     35,000,000
     28,000,000   (1,2)  Goldman Sachs Group, Inc., 3.990%, 11/15/2005                    28,002,172
     16,000,000          Merrill Lynch & Co., Inc., 3.894%, 11/4/2005                     16,000,000
     85,500,000   (1,2)  Merrill Lynch & Co., Inc., 4.140%, 11/14/2005                    85,500,000
     279,000,000         Morgan Stanley, 3.850% - 4.100%, 11/1/2005 -
                         11/28/2005                                                      279,000,000
                         Total                                                           443,502,172
                         Finance - Commercial--1.1%
     27,000,000   (1,2)  Fairway Finance Co. LLC, 3.920%, 11/15/2005                      26,999,217
     97,500,000   (1,2)  General Electric Capital Corp., 4.040% - 4.070%,
                         11/9/2005 - 11/17/2005                                           97,500,000
                         Total                                                           124,499,217
                         Finance - Retail--1.1-%
     43,000,000          AFS Insurance Premium Receivables Trust, (Series
                         1994-A), 4.526%, 11/15/2005                                      43,000,000
     30,000,000   (1,2)  Compass Securitization LLC, 3.845%, 11/7/2005                    29,999,767
     53,000,000   (1,2)  Paradigm Funding LLC, 3.900% - 3.960%, 11/14/2005
                         - 11/21/2005                                                     53,000,000
                         Total                                                           125,999,767
                         Finance - Securities--4.8%
     144,000,000  (1,2)  K2 (USA) LLC, (GTD by K2 Corp.), 3.845% - 3.986%,
                         11/1/2005 - 11/23/2005                                          144,003,317
     386,000,000  (1,2)  Sigma Finance, Inc., (GTD by Sigma Finance
                         Corp.), 3.825% - 4.270%, 11/1/2005 - 1/25/2006                  385,998,884
                         Total                                                           530,002,201
                         Insurance--2.4%
     12,000,000          Allstate Life Insurance Co., 4.000%, 11/1/2005                   12,000,000
     45,000,000          GE Capital Assurance Co., 3.840%, 11/9/2005                      45,000,000
     15,000,000          Hartford Life Insurance Co., 3.863%, 11/1/2005                   15,000,000
     20,000,000          Jackson National Life Insurance Co., 3.960%,
                         11/1/2005                                                        20,000,000
     25,000,000          Metropolitan Life Insurance Co., 4.194%, 1/2/2006                25,000,000
     50,000,000          New York Life Insurance Co., 3.941% - 3.970%,
                         12/1/2005                                                        50,000,000
     35,000,000   (1,2)  Pacific Life Global Funding, 3.884%, 11/4/2005                   35,000,838
     65,000,000          Travelers Insurance Co., 3.960% - 4.100%,
                         12/2/2005 - 12/28/2005                                           65,000,000
                         Total                                                           267,000,838
                         Total Notes - Variable                                        3,356,005,437
                         Time Deposit--0.9%
                         Banking--0.9%
     95,000,000          WestLB AG, 4.063%, 11/1/2005                                     95,000,000
                         Repurchase Agreements--2.1%
     31,722,000          Interest in $1,500,000,000 joint repurchase
                         agreement 4.050%, dated 10/31/2005, under which
                         Credit Suisse First Boston LLC, will repurchase
                         U.S. Government Agency securities with various
                         maturities to 10/1/2035 for $1,500,168,750 on
                         11/1/2005.  The market value of the underlying
                         securities at the end of the period was
                         $1,530,006,577                                                   31,722,000
     200,000,000         $200,000,000 repurchase agreement 4.000%, dated
                         10/31/2005, under which HSBC Securities (USA),
                         Inc., will repurchase U.S. Treasury securities
                         with various maturities to 8/15/2013 for
                         $200,022,222 on 11/1/2005.  The market value of
                         the underlying securities at the end of the
                         period was $204,002,926                                         200,000,000
                         Total Repurchase Agreements                                     231,722,000
                         Total Investments --- 100.2%
                         (AT AMORTIZED COST)(6)                                $      11,082,148,043
                         OTHER ASSETS AND LIABILITIES --- NET --- (0.2)%       $        (24,713,033)
                         Total NET ASSETS --- 100%                             $      11,057,435,010

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $2,856,413,080 which represents 25.8% of total net assets.
2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"). At October 31, 2005, these securities amounted to $2,537,413,080 which represents 22.9% of total net assets.
3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4      Reflects potential extension period.
5      Current rate and next reset date shown.
6      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.
Investment Valuation
The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

      Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2005, is as follow:

                       Security                       Acquisition  Acquisition
                                                         Date         Cost
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------
   MONET Trust, (Series 2000-1 Class A-2A),            6/1/2005    $184,000,000
   (Dresdner Bank AG, Frankfurt SWP), 4.070%,
   12/28/2005
   MONET Trust, (Series 2000-1 Class A-2B),            6/1/2005    $135,000,000
   (Dresdner Bank AG, Frankfurt SWP), 4.070%,
   12/28/2005

The following acronyms are used throughout this portfolio:
   FGIC    --Financial Guaranty Insurance Company
   GTD     --Guaranteed
   IDA     --Industrial Development Authority
   IDFA    --Industrial Development Finance Authority
   INS     --Insured
   LOC     --Letter of Credit
   PCR     --Pollution Control Revenue
   SA      --Support Agreement
   SWP     --Swap Agreement


Tax-Free Obligations Fund
Portfolio of Investments
October 31, 2005 (unaudited)

    Principal
    Amount                                                                                 Value
                          Short-Term Municipals--99.6%(1)
                          Alabama--3.4%
$   9,860,000    (2)      ABN AMRO MuniTOPS Certificates Trust (Alabama
                          Non-AMT), (Series 2005-5), Weekly VRDNs (Baldwin
                          County, AL Board of Education)/(AMBAC INS)/(ABN
                          AMRO Bank NV, Amsterdam LIQ)                            $        9,860,000
    1,000,000             Alabama HFA MFH, (2000 Series A:Turtle Lake),
                          Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)               1,000,000
    7,000,000    (2)      Alabama State Public School & College Authority,
                          (PA-918R), Weekly VRDNs (Merrill Lynch & Co., Inc.
                          LIQ)                                                             7,000,000
    500,000      (2)      Alabama State Public School & College Authority,
                          PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P.
                          Morgan Chase & Co. LIQ)                                            500,000
    13,820,000            Birmingham, AL Airport Authority, (Series 2003A),
                          Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)                 13,820,000
    17,000,000            Birmingham, AL Downtown Redevelopment Authority,
                          (2002), Weekly VRDNs (The UAB Educational
                          Foundation)/(Regions Bank, Alabama LOC)                         17,000,000
    25,200,000            Birmingham, AL Medical Clinic Board, (Series 1991),
                          Weekly VRDNs (University of Alabama Health
                          System)/(SunTrust Bank LOC)                                     25,200,000
    12,430,000            Birmingham, AL, Tax Increment Financing District I
                          Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia
                          Bank N.A. LIQ)                                                  12,430,000
    15,285,000            Chelsea Park, AL Cooperative District, (Series
                          2005), Weekly VRDNs (Compass Bank, Birmingham LOC)              15,285,000
    2,000,000             Daphne, AL Special Care Facilities Financing
                          Authority, (Series 1998-A), Weekly VRDNs
                          (Presbyterian Retirement Corp.)/(AMBAC
                          INS)/(Amsouth Bank N.A., Birmingham, AL LIQ)                     2,000,000
    7,500,000             Huntsville, AL Special Care Facilities Financing
                          Authority, (Series 2001D), Weekly VRDNs (Carlton
                          Cove, Inc.)/(BNP Paribas SA LOC)                                 7,500,000
    26,500,000            Jefferson County, AL Sewer System, Warrants (Series
                          2003 B-2), Weekly VRDNs (XL Capital Assurance Inc.
                          INS)/(Societe Generale, Paris LIQ)                              26,500,000
    15,000,000            Jefferson County, AL Sewer System, Warrants (Series
                          2003 B-3) Weekly VRDNs (XL Capital Assurance Inc.
                          INS)/(Bank of New York LIQ)                                     15,000,000
    600,000               Jefferson County, AL Sewer System, Warrants (Series
                          2003 B-4) Weekly VRDNs (XL Capital Assurance Inc.
                          INS)/(Bank of New York LIQ)                                        600,000
    3,600,000             Jefferson County, AL Sewer System, Warrants (Series
                          2003 B-6), Weekly VRDNs (XL Capital Assurance Inc.
                          INS)/(State Street Bank and Trust Co. LIQ)                       3,600,000
    6,500,000             Jefferson County, AL Sewer System, Warrants (Series
                          2003 B-7), Weekly VRDNs (XL Capital Assurance Inc.
                          INS)/(Lloyds TSB Bank PLC, London LIQ)                           6,500,000
    6,950,000    (2)      Jefferson County, AL Sewer System, Floater
                          Certificates (Series 2000-352), Weekly VRDNs (FGIC
                          INS)/(Morgan Stanley LIQ)                                        6,950,000
    44,000,000            Jefferson County, AL Sewer System, Warrants (Series
                          2002 C-6), Weekly VRDNs (XL Capital Assurance Inc.
                          INS)/(Societe Generale, Paris LIQ)                              44,000,000
    48,800,000            Jefferson County, AL Sewer System, Warrants (Series
                          2002 C-7), Weekly VRDNs (XL Capital Assurance Inc.
                          INS)/(Regions Bank, Alabama LIQ)                                48,800,000
    360,000               Magnolia Ridge Improvement District, AL, (Series
                          2002), Weekly VRDNs (Wachovia Bank N.A. LOC)                       360,000
    7,195,000             Marshall County, AL, Special Obligation School
                          Refunding Warrant (Series 1994), Weekly VRDNs
                          (Marshall County, AL Board of Education)/(Regions
                          Bank, Alabama LOC)                                               7,195,000
    6,500,000             Mobile, AL IDB, PCR (Series 1993B), Weekly VRDNs
                          (Alabama Power Co.)                                              6,500,000
    2,600,000             Mobile, AL Spring Hill College Educational Building
                          Authority, (Series 2004B), Weekly VRDNs (Spring
                          Hill College, AL)/(Regions Bank, Alabama LOC)                    2,600,000
    2,500,000    (2)      Mobile, AL, Class A Certificates (Series 2002-197),
                          Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc.
                          LIQ)                                                             2,500,000
    14,600,000            Montgomery, AL ALAHA Special Care Facilities
                          Financing Authority, (Series 2003-A), Weekly VRDNs
                          (Gulf Health Hospitals, Inc.)/(Regions Bank,
                          Alabama LOC)                                                    14,600,000
    6,130,000             Port City Medical Clinic Board of Mobile, AL,
                          (Series 1998B), Weekly VRDNs (Infirmary Health
                          System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia,
                          Toronto and KBC Bank N.V. LIQs)                                  6,130,000
    19,855,000            Southeast Alabama Gas District, (Series 2003B),
                          Weekly VRDNs (XL Capital Assurance Inc.
                          INS)/(Wachovia Bank N.A. LIQ)                                   19,855,000
    2,798,000             Tuscaloosa County, AL Automotive Corridor IDA,
                          (Series 2002), Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Wachovia Bank N.A. LIQ)                                    2,798,000
    2,800,000             Tuscaloosa County, AL Park & Recreation Authority,
                          (Series 2000), Weekly VRDNs (Amsouth Bank N.A.,
                          Birmingham, AL LOC)                                              2,800,000
                          Total                                                          328,883,000
                          Alaska--1.0%
    4,645,000    (2)      Alaska International Airports System, (PT-1397),
                          Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc.
                          LIQ)                                                             4,645,000
    8,640,000    (2)      Alaska State Housing Finance Corp., (PT-2770),
                          Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill
                          Lynch & Co., Inc. LIQ)                                           8,640,000
    21,000,000   (2)      Alaska State Housing Finance Corp., MERLOTS (Series
                          1999D), Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Wachovia Bank N.A. LIQ)                                   21,000,000
    5,600,000             Valdez, AK Marine Terminal, (Series 2003B), Daily
                          VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)                  5,600,000
    55,830,000            Valdez, AK Marine Terminal, (Series 2003C), Daily
                          VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)                 55,830,000
                          Total                                                           95,715,000
                          Arizona--1.3%
    9,000,000             Apache County, AZ IDA, (Series 1983B), Weekly VRDNs
                          (Tucson Electric Power Co.)/(Bank of New York LOC)               9,000,000
    1,250,000             Apache County, AZ IDA, (Series 1983A), Weekly VRDNs
                          (Tucson Electric Power Co.)/(Credit Suisse, Zurich
                          LOC)                                                             1,250,000
    1,500,000             Arizona Health Facilities Authority, Weekly VRDNs
                          (University Physicians, Inc.)/(J P Morgan Chase
                          Bank, N.A. LOC)                                                  1,500,000
    6,296,000             Arizona Health Facilities Authority, (Series 2002),
                          Weekly VRDNs (Royal Oaks Life Care
                          Community)/(LaSalle Bank, N.A. LOC)                              6,296,000
    22,995,000            Arizona Health Facilities Authority, (Series
                          2005A), Weekly VRDNs (Banner Health)/(MBIA
                          Insurance Corp. INS)/(Citibank N.A., New York LIQ)              22,995,000
    4,905,000    (2)      Arizona School Facilities Board, PUTTERs (Series
                          940), Weekly VRDNs (MBIA Insurance Corp. INS)/(J P
                          Morgan Chase Bank, N.A. LIQ)                                     4,905,000
    3,370,000    (2)      Arizona Transportation Board Highway Revenue, ROCs
                          (Series 425), Weekly VRDNs (Citigroup Global
                          Markets Holdings, Inc. LIQ)                                      3,370,000
    9,090,000             Maricopa County, AZ, IDA, (Series 2000A), Weekly
                          VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)                     9,090,000
    30,000,000   (2)      Maricopa County, AZ, IDA, PUTTERs (Series 420),
                          Weekly VRDNs (Catholic Healthcare West)/(J.P.
                          Morgan Chase & Co. LIQ)/(J P Morgan Chase Bank,
                          N.A. LOC)                                                       30,000,000
    15,000,000            McAllister Academic Village, AZ LLC, (Series
                          2005A), Weekly VRDNs (Arizona State
                          University)/(AMBAC INS)/(State Street Bank and
                          Trust Co. LIQ)                                                  15,000,000
    2,450,000             Phoenix, AZ IDA, (Series 2000), Weekly VRDNs
                          (Copper Palms Apartments)/(FHLMC LOC)                            2,450,000
    1,500,000             Sierra Vista, AZ IDA, (Series 2001A), Weekly VRDNs
                          (Mountain Steppes Properties LLC)/(FNMA LOC)                     1,500,000
    15,900,000            Tempe, AZ IDA, (Series 2002C), Weekly VRDNs
                          (Friendship Village of Tempe)/(LaSalle Bank, N.A.
                          LOC)                                                            15,900,000
    4,000,000             Tucson, AZ IDA, (Series 1989), Weekly VRDNs
                          (Lincoln Garden Tucson LP)/(FHLMC LOC)                           4,000,000
                          Total                                                          127,256,000
                          Arkansas--0.2%
    22,160,000            Fayetteville, AR Public Facilities Board, (Series
                          2002), Weekly VRDNs (Butterfield Trail
                          Village)/(U.S. Bank, N.A. LOC)                                  22,160,000
                          California--2.4%
    4,025,000             California PCFA, (Series 1996 C), Daily VRDNs
                          (Pacific Gas & Electric Co.)/(J P Morgan Chase
                          Bank, N.A. LOC)                                                  4,025,000
    38,000,000            California PCFA, (Series 1996 E), Daily VRDNs
                          (Pacific Gas & Electric Co.)/(J P Morgan Chase
                          Bank, N.A. LOC)                                                 38,000,000
    32,000,000            California School Cash Reserve Program Authority,
                          (Series 2005 A), 4.00% TRANs (AMBAC INS), 7/6/2006              32,295,371
    100,000,000           California State Department of Water Resources
                          Power Supply Program, (Series 2002 C-4), Weekly
                          VRDNs (CALSTRS (California State Teachers'
                          Retirement System) and J P Morgan Chase Bank, N.A.
                          LOCs)                                                          100,000,000
    20,000,000            California State Department of Water Resources
                          Power Supply Program, Revenue Bonds (Series B-2),
                          Daily VRDNs (BNP Paribas SA LOC)                                20,000,000
    11,800,000            California State, (Series 2004 A-3), Daily VRDNs
                          (CALSTRS (California State Teachers' Retirement
                          System) and Citibank N.A., New York LOCs)                       11,800,000
    33,700,000            California Statewide Communities Development
                          Authority, (Series 2004J), Weekly VRDNs (Kaiser
                          Permanente)                                                     33,700,000
                          Total                                                          239,820,371
                          Colorado--2.7%
    9,500,000             Colorado Educational & Cultural Facilities
                          Authority, (Series 2004A), Weekly VRDNs (Fuller
                          Theological Seminary)/(Key Bank, N.A. LOC)                       9,500,000
    12,135,000            Colorado HFA, (Series 2002 AA), Weekly VRDNs (MBIA
                          Insurance Corp. INS)/(WestLB AG (GTD) LIQ)                      12,135,000
    2,970,000             Colorado Health Facilities Authority, (Series
                          1998C-1), Weekly VRDNs (Developmental Disabilities
                          Center)/(J P Morgan Chase Bank, N.A. LOC)                        2,970,000
    115,500,000           Colorado State, Education Loan Program (Series
                          2005A), 4.00% TRANs, 8/7/2006                                  116,620,028
    1,025,000             Denver (City & County), CO, 2.60% TOBs (Blake
                          Street Compendium)/(Key Bank, N.A. LOC), Optional
                          Tender 12/15/2005                                                1,025,000
    100,000,000  (2)      Denver Urban Renewal Authority, Stapleton Tax
                          Increment Revenue (Series 2004 FR/RI-F7J), Weekly
                          VRDNs (Lehman Brothers Holdings, Inc. SWP)                     100,000,000
    7,250,000    (2)      Denver, CO City & County Airport Authority,
                          (PT-1324), Weekly VRDNs (XL Capital Assurance Inc.
                          INS)/(Merrill Lynch & Co., Inc. LIQ)                             7,250,000
    2,800,000             Holland Creek Metropolitan District, CO, (Series
                          2001), Weekly VRDNs (Bank of America N.A. LOC)                   2,800,000
    7,495,000    (2)      Park Creek Metropolitan District, CO, (PT-1871),
                          Weekly VRDNs (Merrill Lynch & Co., Inc.
                          LIQ)/(Merrill Lynch & Co., Inc. LOC)                             7,495,000
                          Total                                                          259,795,028
                          Connecticut--0.2%
    1,500,000             Connecticut Development Authority Health Care
                          Revenue, (Series 1993A), Weekly VRDNs (Corporation
                          for Independent Living)/(Dexia Credit Local LOC)                 1,500,000
    7,000,000    (2)      Connecticut State HFA, Variable Rate Certificates
                          (Series 1998S), Weekly VRDNs (Bank of America N.A.
                          LIQ)                                                             7,000,000
    7,500,000    (2)      Connecticut State, (Series 2001 - JPMC4), Daily
                          VRDNs (J.P. Morgan Chase & Co. LIQ)                              7,500,000
    3,000,000             West Haven, CT, 3.50% BANs, 12/20/2005                           3,004,291
                          Total                                                           19,004,291
                          District of Columbia--0.8%
    4,635,000             District of Columbia, (Series 1999), Weekly VRDNs
                          (Association of American Medical Colleges)/(AMBAC
                          INS)/(Bank of America N.A. LIQ)                                  4,635,000
    5,450,000             District of Columbia, (Series 1999), Weekly VRDNs
                          (Young Men's Christian Association of Metropolitan
                          Washington)/(Manufacturers & Traders Trust Co.,
                          Buffalo, NY LOC)                                                 5,450,000
    4,500,000             District of Columbia, (Series 2000), Weekly VRDNs
                          (Public Welfare Foundation, Inc.)/(SunTrust Bank
                          LOC)                                                             4,500,000
    11,775,000            District of Columbia, (Series 2001C), Weekly VRDNs
                          (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)                 11,775,000
    28,680,000            District of Columbia, (Series 2001D), Weekly VRDNs
                          (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)                 28,680,000
    16,320,000            District of Columbia, (Series 2002D), Weekly VRDNs
                          (MBIA Insurance Corp. INS)/(Bank of America N.A.
                          LIQ)                                                            16,320,000
    3,575,000             District of Columbia, Revenue Bonds (Series 1997B),
                          Weekly VRDNs (Association of American Medical
                          Colleges)/(AMBAC INS)/(J P Morgan Chase Bank, N.A.
                          LIQ)                                                             3,575,000
                          Total                                                           74,935,000
                          Florida--4.9%
    14,000,000   (2)      ABN AMRO MuniTOPS Certificates Trust (Florida
                          Non-AMT), (Series 1998-9), Weekly VRDNs (Florida
                          State Board of Education Capital Outlay)/(FSA
                          INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                          14,000,000
    9,800,000             Brevard County, FL Educational Facilities
                          Authority, (Series B), Weekly VRDNs (Florida
                          Institute of Technology)/(Bank of America N.A. LOC)              9,800,000
    5,700,000             Broward County, FL HFA, (Series 1997), Weekly VRDNs
                          (Jacaranda Village Apartments)/(HSBC Bank USA LOC)               5,700,000
    3,285,000             Broward County, FL HFA, (Series 2002), Daily VRDNs
                          (John Knox Village of Florida)/(Radian Asset
                          Assurance INS)/(LaSalle Bank, N.A. LIQ)                          3,285,000
    5,475,000             Davie, FL, (Series 2003), Weekly VRDNs (United
                          Jewish Community of Broward County, Inc.)/(Bank of
                          America N.A. LOC)                                                5,475,000
    5,280,000    (2)      Escambia County, FL Utilities Authority, (PT-2003),
                          Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc.
                          LIQ)                                                             5,280,000
    8,970,000             Eustis Health Facilities Authority, FL, (Series
                          1985), Weekly VRDNs (Waterman Medical
                          Center)/(SunTrust Bank LOC)                                      8,970,000
    7,630,000             Eustis Health Facilities Authority, FL, (Series
                          1992), Weekly VRDNs (Florida Hospital/Waterman,
                          Inc.)/(SunTrust Bank LOC)                                        7,630,000
    4,700,000             Florida HFA, (Series 1985-SS), Weekly VRDNs
                          (Woodlands Apartments)/(Northern Trust Co.,
                          Chicago, IL LOC)                                                 4,700,000
    5,200,000             Florida HFA, (Series 1985-YY), Weekly VRDNs
                          (Monterey Meadows Apartments, FL)/(FNMA LOC)                     5,200,000
    7,000,000    (2)      Florida State Department of Environmental
                          Protection, Floater Certificates (Series 2001-722),
                          Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)                     7,000,000
    575,000               Gulf Breeze, FL, (Series 1985E), Weekly VRDNs (FGIC
                          INS)/(Dexia Credit Local LIQ)                                      575,000
    36,100,000            Highlands County, FL Health Facilities Authority,
                          (Series 1996A), Weekly VRDNs (Adventist Health
                          System)/(MBIA Insurance Corp. INS)/(J P Morgan
                          Chase Bank, N.A. LIQ)                                           36,100,000
    24,380,000            Highlands County, FL Health Facilities Authority,
                          (Series 1997-A), Weekly VRDNs (Adventist Health
                          System)/(SunTrust Bank LOC)                                     24,380,000
    22,000,000            Highlands County, FL Health Facilities Authority,
                          Adventist Health System/Sunbelt A/R Program (Series
                          2004 AR-2), Weekly VRDNs (FGIC INS)/(Bank of Nova
                          Scotia, Toronto LIQ)                                            22,000,000
    26,005,000            Highlands County, FL Health Facilities Authority,
                          Hospital Revenue Bonds (Series 2003B), Weekly VRDNs
                          (Adventist Health System/ Sunbelt Obligated
                          Group)/(SunTrust Bank LOC)                                      26,005,000
    10,900,000            Hillsborough County, FL IDA, (Series 2001), Weekly
                          VRDNs (Goodwill Industries-Suncoast,
                          Inc.)/(SunTrust Bank LOC)                                       10,900,000
    13,400,000            JEA, FL Electric System, Subordinate Revenue Bonds,
                          (Series 2001-B), Daily VRDNs (Bank of America N.A.
                          LIQ)                                                            13,400,000
    4,975,000             Jacksonville, FL EDC, (Series 2003), Weekly VRDNs
                          (YMCA of Florida's First Coast)/(Bank of America
                          N.A. LOC)                                                        4,975,000
    12,600,000            Jacksonville, FL EDC, (Series 2003A), Weekly VRDNs
                          (Florida Proton Therapy Institute)/(Fortis Bank
                          SA/NV and J P Morgan Chase Bank, N.A. LOCs)                     12,600,000
    4,900,000             Jacksonville, FL HFDC Weekly VRDNs (River Garden
                          Project)/(Wachovia Bank N.A. LOC)                                4,900,000
    8,485,000             Lee County, FL HFA, MFH Refunding Bonds (Series
                          1995A), Weekly VRDNs (Forestwood Apartments)/(FNMA
                          LOC)                                                             8,485,000
    9,125,000             Manatee County, FL HFA, (1990 Series A) Weekly
                          VRDNs (Harbour Pointe)/(Wachovia Bank N.A. LOC)                  9,125,000
    2,325,000             Martin County, FL IDA, (Series 2001), Weekly VRDNs
                          (Young Men's Christian Association of the Treasure
                          Coast, FL)/(SunTrust Bank LOC)                                   2,325,000
    16,100,000            Martin County, FL, (PCR: Series 2000), Daily VRDNs
                          (Florida Power & Light Co.)                                     16,100,000
    7,600,000             Miami, FL Health Facilities Authority, (Series
                          2005), Weekly VRDNs (Miami Jewish Home and Hospital
                          for the Aged, Inc.)/(SunTrust Bank LOC)                          7,600,000
    9,760,000    (2)      Miami-Dade County, FL Solid Waste System,
                          (PT-2701), Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Merrill Lynch & Co., Inc. LIQ)                             9,760,000
    46,340,000            Miami-Dade County, FL Water & Sewer Authority,
                          (Series 2005), Weekly VRDNs (FSA INS)/(J P Morgan
                          Chase Bank, N.A. LIQ)                                           46,340,000
    10,250,000            Orange County, FL IDA, (Series 2002), Weekly VRDNs
                          (Catholic Diocese of Orlando)/(SunTrust Bank LOC)               10,250,000
    10,000,000            Orange County, FL IDA, (Series 2004), Weekly VRDNs
                          (UCF Hospitality School Student Housing
                          Foundation)/(SunTrust Bank LOC)                                 10,000,000
    10,000,000            Palm Beach County, FL, (Series 2000), Weekly VRDNs
                          (Norton Gallery and School of Art, Inc.)/(Bank of
                          America N.A. LOC)                                               10,000,000
    5,500,000             Palm Beach County, FL, (Series 2001), Weekly VRDNs
                          (Hospice of Palm Beach County, Inc.)/(Northern
                          Trust Co., Chicago, IL LOC)                                      5,500,000
    4,445,000             Palm Beach County, FL, (Series 2003), Weekly VRDNs
                          (Benjamin Private School, Inc.)/(Bank of America
                          N.A. LOC)                                                        4,445,000
    9,000,000             Palm Beach County, FL, (Series 2003), Weekly VRDNs
                          (Morse Obligated Group)/(Key Bank, N.A. LOC)                     9,000,000
    5,000,000             Pasco County, FL School Board, Weekly VRDNs (AMBAC
                          INS)/(Landesbank Hessen-Thueringen (GTD) LIQ)                    5,000,000
    3,000,000             Pinellas County, FL Health Facility Authority,
                          (Series 1987), Weekly VRDNs (St. Mark Village
                          Project)/(Bank of America N.A. LOC)                              3,000,000
    7,085,000             Santa Rosa County, FL, Health Facilities Revenue
                          Bonds, Weekly VRDNs (Baptist Hospital, Inc.
                          (FL))/(Bank of America N.A. LOC)                                 7,085,000
    12,850,000            Sarasota County, FL Health Facilities Authority,
                          (Series 2005A), Weekly VRDNs (Sarasota-Manatee
                          Jewish Housing Council, Inc.)/(Bank of America N.A.
                          LOC)                                                            12,850,000
    2,600,000             St. Petersburg, FL HFA Weekly VRDNs (Florida Blood
                          Services, Inc.)/(Wachovia Bank N.A. LOC)                         2,600,000
    6,775,000             St. Petersburg, FL HFA, (Series 1997), Weekly VRDNs
                          (Manorah Manor)/(SunTrust Bank LOC)                              6,775,000
    29,300,000            St. Petersburg, FL HFA, (Series 2005C), Weekly
                          VRDNs (All Children's Hospital)/(Bank of America
                          N.A. LOC)                                                       29,300,000
    2,495,000    (2)      Tampa Bay, FL Water Utility System, (PA-576),
                          Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc.
                          LIQ)                                                             2,495,000
    8,640,000             Volusia County, FL Education Facility Authority,
                          (Series 2001), Weekly VRDNs (Bethune-Cookman
                          College, Inc.)/(SunTrust Bank LOC)                               8,640,000
    5,900,000             Washington County, FL, Sales Tax Revenue Bonds
                          (Series 2003A), Weekly VRDNs (SunTrust Bank LOC)                 5,900,000
    5,900,000             West Orange, FL Healthcare District, (Series
                          1999B), Weekly VRDNs (SunTrust Bank LOC)                         5,900,000
                          Total                                                          471,350,000
                          Georgia--3.5%
    27,890,000            Albany-Dougherty County, GA Hospital Authority,
                          (Series 2002), Daily VRDNs (Phoebe Putney Memorial
                          Hospital)/(AMBAC INS)/(Regions Bank, Alabama LIQ)               27,890,000
    4,657,000    (2)      Atlanta, GA Water & Wastewater, ROCs (Series 324),
                          Weekly VRDNs (FSA INS)/(Citigroup Global Markets
                          Holdings, Inc. LIQ)                                              4,657,000
    4,000,000             Augusta, GA HFA, (Series 19998), Weekly VRDNs
                          (Sterling Ridge Apartments)/(Amsouth Bank N.A.,
                          Birmingham, AL LOC)                                              4,000,000
    3,635,000             Cobb-Marietta, GA Coliseum & Exhibit Hall
                          Authority, (Series 1996A), Weekly VRDNs (MBIA
                          Insurance Corp. INS)/(SunTrust Bank LIQ)                         3,635,000
    5,100,000             Columbus, GA Hospital Authority, (Series 2000),
                          Weekly VRDNs (St. Francis Hospital, Inc.,
                          GA)/(SunTrust Bank LOC)                                          5,100,000
    11,550,000            De Kalb Private Hospital Authority, GA, (Series
                          1994B), Weekly VRDNs (Egleston Children's Hospital
                          at Emory University, Inc.)/(SunTrust Bank LOC)                  11,550,000
    3,315,000             DeKalb County, GA Development Authority, Weekly
                          VRDNs (Lifesouth Community Blood Centers,
                          Inc.)/(SunTrust Bank LOC)                                        3,315,000
    4,000,000             DeKalb County, GA Multi-Family Housing Authority,
                          (Series 2003), Weekly VRDNs (Timber Trace
                          Apartments)/(FHLMC LOC)                                          4,000,000
    6,900,000             Floyd County, GA Development Authority, (Series
                          2002), Weekly VRDNs (Darlington School)/(SunTrust
                          Bank LOC)                                                        6,900,000
    6,575,000             Fulco, GA Hospital Authority, (Series 1999), Weekly
                          VRDNs (Piedmont Hospital)/(SunTrust Bank LOC)                    6,575,000
    1,320,000             Fulton County, GA Development Authority, (Series
                          1998), Weekly VRDNs (Morehouse School of
                          Medicine)/(SunTrust Bank LOC)                                    1,320,000
    6,000,000             Fulton County, GA Development Authority, (Series
                          2001), Weekly VRDNs (Trinity School,
                          Inc.)/(SunTrust Bank LOC)                                        6,000,000
    2,200,000             Fulton County, GA IDA Weekly VRDNs (Automatic Data
                          Processing, Inc.)                                                2,200,000
    4,500,000             Gainesville, GA Redevelopment Authority, (Series
                          1999), Weekly VRDNs (Brenau University,
                          Inc.)/(SunTrust Bank LOC)                                        4,500,000
    16,600,000            Georgia State Municipal Gas Authority, (Series A),
                          Weekly VRDNs (Bayerische Landesbank (GTD), J P
                          Morgan Chase Bank, N.A., Landesbank
                          Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs)            16,600,000
    19,600,000            Georgia State Municipal Gas Authority, (Series A),
                          Weekly VRDNs (Bayerische Landesbank (GTD), J P
                          Morgan Chase Bank, N.A., Landesbank
                          Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs)            19,600,000
    34,835,000            Georgia State Municipal Gas Authority, (Series B),
                          Weekly VRDNs (Bayerische Landesbank (GTD), Credit
                          Suisse, Zurich, J P Morgan Chase Bank, N.A. and
                          Wachovia Bank N.A. LOCs)                                        34,835,000
    18,985,000            Georgia State Municipal Gas Authority, (Series B),
                          Weekly VRDNs (Bayerische Landesbank (GTD), J P
                          Morgan Chase Bank, N.A., Landesbank
                          Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs)            18,985,000
    31,740,000            Georgia State Municipal Gas Authority, (Series C),
                          Weekly VRDNs (Bank of America N.A., Bayerische
                          Landesbank (GTD), J P Morgan Chase Bank, N.A. and
                          Wachovia Bank N.A. LOCs)                                        31,740,000
    72,285,000            Georgia State Municipal Gas Authority, (Series C),
                          Weekly VRDNs (Bank of America N.A., Bayerische
                          Landesbank (GTD), J P Morgan Chase Bank, N.A.,
                          Landesbank Hessen-Thueringen (GTD) and Wachovia
                          Bank N.A. LOCs)                                                 72,285,000
    22,000,000   (2)      Georgia State, Floater Certificates (Series
                          2011-647), Weekly VRDNs (Morgan Stanley LIQ)                    22,000,000
    17,270,000   (2)      Georgia State, PUTTERs (Series 128), Weekly VRDNs
                          (J.P. Morgan Chase & Co. LIQ)                                   17,270,000
    5,895,000             Medical Center Hospital Authority, GA, (Series
                          2004), Weekly VRDNs (Spring Harbor at Green
                          Island)/(Bank of Scotland, Edinburgh LOC)                        5,895,000
    6,000,000             Oconee County, GA IDA, (Series 2003), Weekly VRDNs
                          (Athens Academy, Inc.)/(SunTrust Bank LOC)                       6,000,000
    2,245,000             Savannah, GA EDA, (Series 2003C), Weekly VRDNs
                          (Marshes of Skidaway Island)/(BNP Paribas SA LOC)                2,245,000
                          Total                                                          339,097,000
                          Hawaii--0.8%
    4,850,000             Hawaii State Department of Budget & Finance,
                          (Series 2003D), Weekly VRDNs (Kahala Nui)/(LaSalle
                          Bank, N.A. LOC)                                                  4,850,000
    9,800,000    (2)      Hawaii State, ROCs (Series 1044), Weekly VRDNs (FSA
                          INS)/(Citigroup Global Markets Holdings, Inc. LIQ)               9,800,000
    5,800,000    (2)      Hawaii State, ROCs (Series 417), Weekly VRDNs
                          (AMBAC INS)/(Citibank N.A., New York LIQ)                        5,800,000
    16,700,000            Honolulu, HI City & County, (Series 2001C), 2.28%
                          TOBs (FGIC INS)/(FGIC Securities Purchase, Inc.
                          LIQ), Optional Tender 12/1/2005                                 16,700,000
    16,700,000            Honolulu, HI City & County, (Series 2001C), 2.28%
                          TOBs (FGIC INS)/(FGIC Securities Purchase, Inc.
                          LIQ), Optional Tender 12/1/2005                                 16,700,000
    16,700,000            Honolulu, HI City & County, (Series 2001C), 2.28%
                          TOBs (FGIC INS)/(FGIC Securities Purchase, Inc.
                          LIQ), Optional Tender 12/1/2005                                 16,700,000
    4,470,000    (2)       Honolulu, HI City & County, ROCs (Series 4043),
                          Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup
                          Global Markets Holdings, Inc. LIQ)                               4,470,000
                          Total                                                           75,020,000
                          Illinois--9.8%
    11,000,000   (2)      ABN AMRO MuniTOPS Certificates Trust (Multistate
                          Non-AMT), (Series 1998-14), Weekly VRDNs (Cook
                          County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam
                          LIQ)                                                            11,000,000
    14,705,000   (2)      ABN AMRO MuniTOPS Certificates Trust (Multistate
                          Non-AMT), (Series 2001-13), Weekly VRDNs (Illinois
                          State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)             14,705,000
    14,285,000   (2)      ABN AMRO MuniTOPS Certificates Trust (Multistate
                          Non-AMT), (Series 2001-31), Weekly VRDNs (Chicago,
                          IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                14,285,000
    4,410,000             Channahon, IL, (Series 2003A), Weekly VRDNs (Morris
                          Hospital)/(U.S. Bank, N.A. LOC)                                  4,410,000
    5,885,000             Channahon, IL, (Series 2003C), Weekly VRDNs (Morris
                          Hospital)/(U.S. Bank, N.A. LOC)                                  5,885,000
    3,115,000             Channahon, IL, (Series 2003D), Weekly VRDNs (Morris
                          Hospital)/(U.S. Bank, N.A. LOC)                                  3,115,000
    6,175,000    (2)      Chicago, IL Board of Education, MERLOTS (Series
                          2001-A64), 2.11% TOBs (FGIC INS)/(Wachovia Bank
                          N.A. LIQ), Optional Tender 11/10/2005                            6,175,000
    32,900,000            Chicago, IL Board of Education, (Series 2000D),
                          Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)                 32,900,000
    6,200,000    (2)      Chicago, IL Board of Education, MERLOTS (Series
                          2001 A47), Weekly VRDNs (FGIC INS)/(Wachovia Bank
                          N.A. LIQ)                                                        6,200,000
    12,500,000   (2)      Chicago, IL Board of Education, MERLOTS (Series
                          1997E), Weekly VRDNs (AMBAC INS)/(Wachovia Bank
                          N.A. LIQ)                                                       12,500,000
    5,605,000    (2)      Chicago, IL Board of Education, PUTTERs (Series
                          942), Weekly VRDNs (MBIA Insurance Corp. INS)/(PNC
                          Bank, N.A. LIQ)                                                  5,605,000
    20,000,000   (2)      Chicago, IL Board of Education, Variable Rate
                          Certificates (Series 1996BB), Weekly VRDNs (MBIA
                          Insurance Corp. INS)/(Bank of America N.A. LIQ)                 20,000,000
    13,500,000            Chicago, IL Metropolitan Water Reclamation
                          District, (Series 2002B), Weekly VRDNs (Bank of
                          America N.A. and Lloyds TSB Bank PLC, London LIQs)              13,500,000
    6,775,000    (2)      Chicago, IL Motor Fuel Tax, (PT-935), Weekly VRDNs
                          (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)                      6,775,000
    5,300,000    (2)      Chicago, IL Public Building Commission, ROCs
                          (Series 3000), Weekly VRDNs (Chicago, IL Transit
                          Authority)/(AMBAC INS)/(Citigroup Global Markets
                          Holdings, Inc. LIQ)                                              5,300,000
    11,215,000            Chicago, IL Wastewater Transmission, (Series
                          2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(J
                          P Morgan Chase Bank, N.A. LIQ)                                  11,215,000
    4,965,000    (2)       Chicago, IL Wastewater Transmission, MERLOTS
                          (Series 2001-A125), Weekly VRDNs (MBIA Insurance
                          Corp. INS)/(Wachovia Bank N.A. LIQ)                              4,965,000
    13,615,000   (2)      Chicago, IL, (PT-3112), Weekly VRDNs (FSA
                          INS)/(Merrill Lynch & Co., Inc. LIQ)                            13,615,000
    27,250,000            Chicago, IL, (Series 2003 B-1), Weekly VRDNs (FSA
                          INS)/(J P Morgan Chase Bank, N.A. LIQ)                          27,250,000
    9,500,000             Chicago, IL, (Series 2005), Weekly VRDNs (Joseph
                          Kellman Community Center)/(Fifth Third Bank,
                          Cincinnati LOC)                                                  9,500,000
    57,790,000            Chicago, IL, (Series 2005D), Weekly VRDNs (FSA
                          INS)/(Dexia Credit Local LIQ)                                   57,790,000
    7,835,000    (2)      Chicago, IL, MERLOTS (Series 2002 A-44), Weekly
                          VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                        7,835,000
    20,000,000   (2)      Chicago, IL, MERLOTS (Series 1997 V), Weekly VRDNs
                          (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia
                          Bank N.A. LIQ)                                                  20,000,000
    4,640,000    (2)      Chicago, IL, MERLOTS (Series 2000 WWW), Weekly
                          VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)                       4,640,000
    6,685,000    (2)      Chicago, IL, MERLOTS (Series 2001 A33), 2.11% TOBs
                          (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional
                          Tender 11/10/2005                                                6,685,000
    8,160,000    (2)      Chicago, IL, PUTTERs (Series 737), Weekly VRDNs
                          (FSA INS)/(J P Morgan Chase Bank, N.A. LIQ)                      8,160,000
    24,995,000   (2)      Chicago, IL, Variable Rate Certificates (Series
                          1998M), Weekly VRDNs (FGIC INS)/(Bank of America
                          N.A. LIQ)                                                       24,995,000
    17,000,000   (2)      Clipper Tax-Exempt Certificates Trust (Illinois
                          Non-AMT), (Series 2005-21), Weekly VRDNs (FSA
                          INS)/(State Street Bank and Trust Co. LIQ)                      17,000,000
    2,005,000    (2)      Cook County, IL Community College District No. 508,
                          MERLOTS (2001-A4), 2.11% TOBs (FGIC INS)/(Wachovia
                          Bank N.A. LIQ), Optional Tender 11/10/2005                       2,005,000
    47,400,000            Cook County, IL, (Series 2002 B), Weekly VRDNs
                          (Landesbank Hessen-Thueringen (GTD) LIQ)                        47,400,000
    4,000,000             Cook County, IL, (Series 2005), Weekly VRDNs
                          (Catholic Theological Union)/(Harris, N.A. LOC)                  4,000,000
    10,815,000   (2)      Cook County, IL, PUTTERs (Series 766), Weekly VRDNs
                          (AMBAC INS)/(J P Morgan Chase Bank, N.A. LIQ)                   10,815,000
    7,625,000    (2)      Cook County, IL, PUTTERs (Series 789), Weekly VRDNs
                          (MBIA Insurance Corp. INS)/(Dresdner Bank AG,
                          Frankfurt LIQ)                                                   7,625,000
    6,510,000    (2)      Cook County, IL, Roaring Forks (Series 2004-1),
                          Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)                  6,510,000
    7,185,000             Crestwood Village, IL, 135th and Cicero
                          Redevelopment (Series 2004), Weekly VRDNs (Fifth
                          Third Bank, Cincinnati LOC)                                      7,185,000
    9,745,000    (2)      DuPage County, IL, MERLOTS (Series 2000-A9), 2.15%
                          TOBs (Wachovia Bank N.A. LIQ), Optional Tender
                          11/16/2005                                                       9,745,000
    5,810,000    (2)      DuPage County, IL, MERLOTS (Series 2001-A74), 2.15%
                          TOBs (Wachovia Bank N.A. LIQ), Optional Tender
                          11/16/2005                                                       5,810,000
    12,250,000            Freeport, IL, (Series 2001), Weekly VRDNs (Freeport
                          Regional Health Care Foundation)/(U.S. Bank, N.A.
                          LOC)                                                            12,250,000
    6,875,000             Hazel Crest, IL Retirement Center, (Series 1992A),
                          Weekly VRDNs (Waterford Estates)/(DePfa Bank PLC
                          LOC)                                                             6,875,000
    2,890,000             Hazel Crest, IL Retirement Center, (Series 1992A),
                          Weekly VRDNs (Waterford Estates)/(DePfa Bank PLC
                          LOC)                                                             2,890,000
    7,220,000             Hopedale Village, IL, (Series 1998), Weekly VRDNs
                          (Hopedale Medical Foundation)/(J P Morgan Chase
                          Bank, N.A. LOC)                                                  7,220,000
    2,400,000             Illinois Development Finance Authority IDB, Weekly
                          VRDNs (Burpee Museum of Natural History)/(J P
                          Morgan Chase Bank, N.A. LOC)                                     2,400,000
    53,350,000            Illinois Development Finance Authority IDB, (Series
                          1996A), Weekly VRDNs (Presbyterian Home Lake)/(FSA
                          INS)/(Wachovia Bank N.A. LIQ)                                   53,350,000
    1,760,000             Illinois Development Finance Authority IDB, (Series
                          1997), Weekly VRDNs (Ada S. McKInley Community
                          Services, Inc.)/(Harris, N.A. LOC)                               1,760,000
    21,700,000            Illinois Development Finance Authority PCR, Daily
                          VRDNs (Diamond Star Motors Corp.)/(Key Bank, N.A.
                          LOC)                                                            21,700,000
    20,000,000            Illinois Development Finance Authority, (Series
                          1999), Weekly VRDNs (Chicago Horticultural
                          Society)/(J P Morgan Chase Bank, N.A. LOC)                      20,000,000
    7,000,000             Illinois Development Finance Authority, (Series
                          1999), Weekly VRDNs (North Shore Senior Center)/(J
                          P Morgan Chase Bank, N.A. LOC)                                   7,000,000
    4,010,000             Illinois Development Finance Authority, (Series
                          2002), Weekly VRDNs (BAPS, Inc.)/(Comerica Bank -
                          Texas LOC)                                                       4,010,000
    2,500,000             Illinois Development Finance Authority, (Series
                          2002), Weekly VRDNs (St. Ignatius College Prep.)/(J
                          P Morgan Chase Bank, N.A. LOC)                                   2,500,000
    1,000,000             Illinois Development Finance Authority, (Series A),
                          Weekly VRDNs (McCormick Theological
                          Seminary)/(Northern Trust Co., Chicago, IL LOC)                  1,000,000
    20,435,000            Illinois Development Finance Authority, (Series B),
                          Weekly VRDNs (McCormick Theological
                          Seminary)/(Northern Trust Co., Chicago, IL LOC)                 20,435,000
    2,500,000             Illinois Finance Authority, (Series 2004), Weekly
                          VRDNs (Illinois Institute of Technology)/(Harris,
                          N.A. LOC)                                                        2,500,000
    111,890,000           Illinois Health Facilities Authority, (Series
                          1997B), Weekly VRDNs (Advocate Health Care
                          Network)/(Bank of America N.A., J P Morgan Chase
                          Bank, N.A. and Northern Trust Co., Chicago, IL LIQs)           111,890,000
    10,700,000            Illinois Health Facilities Authority, (Series
                          1998B), Weekly VRDNs (Rush-Presbyterian St. Luke's
                          Medical)/(MBIA Insurance Corp. INS)/(J P Morgan
                          Chase Bank, N.A. LIQ)                                           10,700,000
    37,400,000            Illinois Health Facilities Authority, (Series
                          2001C), Weekly VRDNs (Edward Hospital Obligated
                          Group)/(FSA INS)/(J P Morgan Chase Bank, N.A. LIQ)              37,400,000
    40,000,000            Illinois Health Facilities Authority, Revenue Bonds
                          (Series 1985B), Weekly VRDNs (OSF Health Care
                          Systems)/(Bank of America N.A. LOC)                             40,000,000
    4,500,000             Illinois Health Facilities Authority, Revolving
                          Fund Pooled Financing Program (Series 1985F),
                          Weekly VRDNs (J P Morgan Chase Bank, N.A. LOC)                   4,500,000
    10,000,000   (2)      Illinois State Toll Highway Authority, PUTTERs
                          (Series 999), Weekly VRDNs (FSA INS)/(Dresdner Bank
                          AG, Frankfurt LIQ)                                              10,000,000
    5,855,000    (2)      Illinois State, MERLOTS (Series 2002 A49), Weekly
                          VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank
                          N.A. LIQ)                                                        5,855,000
    11,915,000            Lombard, IL, (Series 2000: Clover Creek
                          Apartments), Weekly VRDNs (TVO Clover Creek
                          LLC)/(FNMA LOC)                                                 11,915,000
    8,245,000    (2)      Metropolitan Pier & Exposition Authority, IL,
                          MERLOTS (Series 2000VVV), Weekly VRDNs (McCormick
                          Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ)                       8,245,000
    2,660,000    (2)      Metropolitan Pier & Exposition Authority, IL,
                          PUTTERs (Series 269), Weekly VRDNs (MBIA Insurance
                          Corp. INS)/(J P Morgan Chase Bank, N.A. LIQ)                     2,660,000
    6,000,000             Orland Hills, IL,  (Series 1985 A), Weekly VRDNs
                          (West Haven Properties Partnership)/(LaSalle Bank,
                          N.A. LOC)                                                        6,000,000
    4,925,000    (2)      Regional Transportation Authority, IL, (Series
                          2001-A73), Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Wachovia Bank N.A. LIQ)                                    4,925,000
    8,865,000    (2)      Regional Transportation Authority, IL, MERLOTS
                          (Series 2002--A41), Weekly VRDNs (FGIC
                          INS)/(Wachovia Bank N.A. LIQ)                                    8,865,000
    10,795,000   (2)      Regional Transportation Authority, IL, MERLOTS
                          (Series 2002-A23), Weekly VRDNs (MBIA Insurance
                          Corp. INS)/(Wachovia Bank N.A. LIQ)                             10,795,000
    9,925,000    (2)      Regional Transportation Authority, IL, MERLOTS
                          (Series 2002-A24), Weekly VRDNs (MBIA Insurance
                          Corp. INS)/(Wachovia Bank N.A. LIQ)                              9,925,000
    3,765,000    (2)      Regional Transportation Authority, IL, MERLOTS
                          (Series 2001-A86), Weekly VRDNs (FGIC
                          INS)/(Wachovia Bank N.A. LIQ)                                    3,765,000
    9,835,000    (2)      University of Illinois, (PT-2739), Weekly VRDNs
                          (MBIA Insurance Corp. INS)/(Merrill Lynch & Co.,
                          Inc. LIQ)                                                        9,835,000
    6,250,000    (2)      University of Illinois, MERLOTS (Series 2001-A88),
                          2.11% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ),
                          Optional Tender 11/10/2005                                       6,250,000
                          Total                                                          946,515,000
                          Indiana--3.3%
    18,615,000   (2)      ABN AMRO MuniTOPS Certificates Trust (Indiana
                          Non-AMT), (Series 2002-7), Weekly VRDNs
                          (Indianapolis, IN Local Public Improvement Bond
                          Bank)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV,
                          Amsterdam LIQ)                                                  18,615,000
    4,150,000             Anderson, IN, (Series 2000), Weekly VRDNs (United
                          Faith Housing Corp.)/(National City Bank, Ohio LOC)              4,150,000
    8,465,000    (2)      Brownsburg, IN School Building Corp., (PT-2650),
                          Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc.
                          LIQ)                                                             8,465,000
    10,000,000            Frankfort, IN EDA, (Series 2004), Weekly VRDNs
                          (Wesley Manor, Inc.)/(Key Bank, N.A. LOC)                       10,000,000
    7,915,000             Franklin, IN, (Series 1999) Weekly VRDNs (Franklin
                          United Methodist Home, Inc.)/(Fifth Third Bank,
                          Cincinnati LOC)                                                  7,915,000
    12,105,000   (2)      Indiana Bond Bank, MERLOT (Series 2001 - A119),
                          2.11% TOBs (Indiana State Revolving Fund
                          Program)/(Wachovia Bank N.A. LIQ), Optional Tender
                          11/10/2005                                                      12,105,000
    22,000,000            Indiana Development Finance Authority, (Series
                          2004), Weekly VRDNs (Indianapolis Museum of Art,
                          Inc.)/(J P Morgan Chase Bank, N.A. LOC)                         22,000,000
    42,200,000            Indiana Health & Educational Facility Financing
                          Authority, (Series 2005A), Weekly VRDNs (Parkview
                          Health System Obligated Group)/(AMBAC INS)/(J P
                          Morgan Chase Bank, N.A. LIQ)                                    42,200,000
    10,000,000            Indiana Health & Educational Facility Financing
                          Authority, (Series 2005A), Weekly VRDNs (Porter
                          Memorial Hospital)/(Fifth Third Bank, Cincinnati
                          LOC)                                                            10,000,000
    30,470,000            Indiana Health & Educational Facility Financing
                          Authority, (Series 2005B), Weekly VRDNs (Parkview
                          Health System Obligated Group)/(AMBAC INS)/(J P
                          Morgan Chase Bank, N.A. LIQ)                                    30,470,000
    615,000               Indiana Health Facility Financing Authority Weekly
                          VRDNs (Crossroads Rehabilitation Center)/(J P
                          Morgan Chase Bank, N.A. LOC)                                       615,000
    2,415,000             Indiana Health Facility Financing Authority,
                          (Series 2001B), Weekly VRDNs (Bethesda Living
                          Center)/(LaSalle Bank, N.A. LOC)                                 2,415,000
    8,105,000             Indiana Health Facility Financing Authority,
                          (Series 2003), Weekly VRDNs (Dunn Memorial Hospital
                          Board of Trustees)/(Fifth Third Bank, Cincinnati
                          LOC)                                                             8,105,000
    13,835,000            Indiana Health Facility Financing Authority,
                          (Series 2003), Weekly VRDNs (Major Hospital Board
                          of Trustees)/(J P Morgan Chase Bank, N.A. LOC)                  13,835,000
    4,900,000             Indiana Health Facility Financing Authority,
                          (Series 2004), Weekly VRDNs (Riverview
                          Hospital)/(National City Bank, Indiana LOC)                      4,900,000
    10,570,000            Indiana State HFA, (Series D-1), 2.25% TOBs,
                          Mandatory Tender 12/15/2005                                     10,570,000
    5,260,000    (2)      Indiana Transportation Finance Authority, ROCs
                          (Series 2045), Weekly VRDNs (FSA INS)/(Citigroup
                          Global Markets Holdings, Inc. LIQ)                               5,260,000
    10,000,000            Indianapolis, IN Local Public Improvement Bond
                          Bank, (Series 2005F), 4.00% RANs (Marion County,
                          IN), 1/6/2006                                                   10,024,975
    36,470,000   (2)      Indianapolis, IN Local Public Improvement Bond
                          Bank, Class A Certificates (Series 2002-193), Daily
                          VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns
                          Cos., Inc. LIQ)                                                 36,470,000
    7,430,000             Indianapolis, IN, (Series 2000, Marquette Manor
                          Project), Weekly VRDNs (Retirement Living,
                          Inc.)/(Allied Irish Banks PLC LOC)                               7,430,000
    2,815,000             Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs
                          (Indianapolis Electrical Joint Apprenticeship and
                          Training Committee)/(National City Bank, Ohio LOC)               2,815,000
    8,000,000             Lawrence, IN Economic Development Revenue Board,
                          (Series 2002), Weekly VRDNs (Westminster Village
                          North, Inc.)/(Fifth Third Bank, Cincinnati LOC)                  8,000,000
    1,770,000             Linton, IN, (Series 1999), Weekly VRDNs
                          (Franklin-Glenburn Home, Inc.)/(Fifth Third Bank,
                          Cincinnati LOC)                                                  1,770,000
    19,100,000            Richmond, IN Hospital Authority, (Series 2005A),
                          Weekly VRDNs (Reid Hospital & Health Care Services,
                          Inc.)/(FSA INS)/(J P Morgan Chase Bank, N.A. LIQ)               19,100,000
    1,900,000             St. Joseph County, IN, (Series 1998), Weekly VRDNs
                          (South Bend Heritage Foundation, Inc.)/(Key Bank,
                          N.A. LOC)                                                        1,900,000
    30,000                St. Joseph County, IN, (Series 2000), Weekly VRDNs
                          (South Bend Medical Foundation)/(National City
                          Bank, Indiana LOC)                                                  30,000
    4,000,000             Vigo County, IN EDA, (Series 2001), Weekly VRDNs
                          (Sisters of Providence of Saint Mary's of the
                          Woods)/(Allied Irish Banks PLC LOC)                              4,000,000
    6,580,000    (2)      Warren Township MSD, IN, MERLOTS (Series 2001
                          A-52), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A.
                          LIQ)                                                             6,580,000
    6,105,000             Winona Lake, IN, (Series 1999A), Weekly VRDNs
                          (Grace Village Retirement Community)/(U.S. Bank,
                          N.A. LOC)                                                        6,105,000
                          Total                                                          315,844,975
                          Kansas--0.1%
    9,160,000             Lenexa, KS Health Care Facilities, (Series 1997A),
                          Weekly VRDNs (Lakeview Village)/(LaSalle Bank, N.A.
                          LOC)                                                             9,160,000
                          Kentucky--0.3%
    10,000,000            Henderson County, KY, (Series 2003B), Weekly VRDNs
                          (Community United Methodist Hospital, Inc.)/(Fifth
                          Third Bank, Cincinnati LOC)                                     10,000,000
    8,200,000             Jefferson County, KY MFH, (Series 2002: Camden
                          Meadows Apartments), Weekly VRDNs (Camden
                          Operating, LP)/(FNMA LOC)                                        8,200,000
    7,500,000             Jefferson County, KY, (Series 1997), Weekly VRDNs
                          (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A.
                          LOC)                                                             7,500,000
                          Total                                                           25,700,000
                          Louisiana--0.8%
    12,490,000   (2)      ABN AMRO MuniTOPS Certificates Trust (Louisiana
                          Non-AMT), (Series 2002-17), Weekly VRDNs (Louisiana
                          State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV,
                          Amsterdam LIQ)                                                  12,490,000
    22,000,000   (2)      Jefferson Parish, LA Hospital Service District No.
                          1, PUTTERs (Series 522), Weekly VRDNs (J.P. Morgan
                          Chase & Co. LIQ)/(J P Morgan Chase Bank, N.A. LOC)              22,000,000
    8,000,000             Louisiana Local Government Environmental Facilities
                          Community Development Authority, (Series 2001),
                          Weekly VRDNs (Jewish Federation of Greater New
                          Orleans)/(SunTrust Bank LOC)                                     8,000,000
    4,000,000             Louisiana Local Government Environmental Facilities
                          Community Development Authority, (Series 2004A),
                          Weekly VRDNs (Provident Group-NSU Properties
                          LLC)/(Regions Bank, Alabama LOC)                                 4,000,000
    18,770,000            Louisiana State Offshore Terminal Authority,
                          (Series 2003B), Weekly VRDNs (Loop LLC)/(J P Morgan
                          Chase Bank, N.A. LOC)                                           18,770,000
    8,000,000             Louisiana State Offshore Terminal Authority,
                          Refunding Revenue Bonds, Weekly VRDNs (Loop
                          LLC)/(SunTrust Bank LOC)                                         8,000,000
                          Total                                                           73,260,000
                          Maine--0.1%
    10,265,000            Maine Health & Higher Educational Facilities
                          Authority, (Series 2000A), Weekly VRDNs (Bates
                          College)/(AMBAC INS)/(KBC Bank N.V. LIQ)                        10,265,000
                          Maryland--2.0%
    19,400,000   (2)      ABN AMRO MuniTOPS Certificates Trust (Maryland
                          Non-AMT), (Series 2003-19), Weekly VRDNs
                          (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV,
                          Amsterdam LIQ)                                                  19,400,000
    6,300,000             Baltimore County, MD, Weekly VRDNs (Calvert Hall
                          College)/(Manufacturers & Traders Trust Co.,
                          Buffalo, NY LOC)                                                 6,300,000
    3,090,000             Baltimore County, MD, (Series 1999), Weekly VRDNs
                          (Calvert Hall College)/(Manufacturers & Traders
                          Trust Co., Buffalo, NY LOC)                                      3,090,000
    4,000,000             Calvert County, MD EDA, (Series 2001), Weekly VRDNs
                          (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC)                      4,000,000
    6,290,000             Carroll County, MD, (Series 1999B), Weekly VRDNs
                          (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset
                          Assurance INS)/(Branch Banking & Trust Co.,
                          Winston-Salem LIQ)                                               6,290,000
    6,300,000             Frederick County, MD, (1997 Issue), Weekly VRDNs
                          (Homewood at Frederick MD, Inc.
                          Facility)/(Manufacturers & Traders Trust Co.,
                          Buffalo, NY LOC)                                                 6,300,000
    4,915,000             Howard County, MD, (Series 1995), Weekly VRDNs
                          (Bluffs at Clarys Forest Apartments)/(Manufacturers
                          & Traders Trust Co., Buffalo, NY LOC)                            4,915,000
    1,975,000             Howard County, MD, (Series 1999), Weekly VRDNs
                          (Howard Development LP Facility)/(Manufacturers &
                          Traders Trust Co., Buffalo, NY LOC)                              1,975,000
    15,715,000            Howard County, MD, (Series 2002-A), Weekly VRDNs
                          (Columbia Vantage House Corp.)/(LaSalle Bank, N.A.
                          LOC)                                                            15,715,000
    3,000,000             Maryland IDFA, (Series 2002A), Weekly VRDNs
                          (National Aquarium in Baltimore, Inc.)/(SunTrust
                          Bank LOC)                                                        3,000,000
    19,000,000            Maryland State Community Development
                          Administration, (2004 Series J), 2.05% TOBs,
                          Mandatory Tender 12/5/2005                                      19,000,000
    3,935,000             Maryland State Economic Development Corp., (1997
                          Issue), Weekly VRDNs (Jenkins Memorial Nursing
                          Home, Inc. Facility)/(Manufacturers & Traders Trust
                          Co., Buffalo, NY LOC)                                            3,935,000
    5,600,000             Maryland State Economic Development Corp., (Series
                          2003), Weekly VRDNs (YMCA of Central Maryland,
                          Inc.)/(Branch Banking & Trust Co., Winston-Salem
                          LOC)                                                             5,600,000
    7,000,000             Maryland State Economic Development Corp., (Series
                          2003: Maryland Science Center), Weekly VRDNs
                          (Maryland Academy of Sciences)/(Bank of America
                          N.A. LOC)                                                        7,000,000
    2,900,000             Maryland State Economic Development Corp., (Series
                          A), Weekly VRDNs (The ASSOCIATED: Jewish Community
                          Federation of Baltimore, Inc.)/(Bank of America
                          N.A. LOC)                                                        2,900,000
    1,745,000             Maryland State Health & Higher Educational
                          Facilities Authority, Weekly VRDNs (Capitol
                          College)/(Manufacturers & Traders Trust Co.,
                          Buffalo, NY LOC)                                                 1,745,000
    2,675,000             Maryland State Health & Higher Educational
                          Facilities Authority, (Series 1985A), Weekly VRDNs
                          (J P Morgan Chase Bank, N.A. LOC)                                2,675,000
    8,500,000             Maryland State Health & Higher Educational
                          Facilities Authority, (Series 1994), Weekly VRDNs
                          (University Physicians, Inc.)/(Manufacturers &
                          Traders Trust Co., Buffalo, NY LOC)                              8,500,000
    1,620,000             Maryland State Health & Higher Educational
                          Facilities Authority, (Series 1998), Weekly VRDNs
                          (Woodbourne Foundation, Inc.)/(Manufacturers &
                          Traders Trust Co., Buffalo, NY LOC)                              1,620,000
    5,420,000             Maryland State Health & Higher Educational
                          Facilities Authority, (Series 1999), Weekly VRDNs
                          (Boys' Latin School)/(Manufacturers & Traders Trust
                          Co., Buffalo, NY LOC)                                            5,420,000
    9,800,000             Maryland State Health & Higher Educational
                          Facilities Authority, (Series 1999), Weekly VRDNs
                          (Landon School)/(SunTrust Bank LOC)                              9,800,000
    5,765,000             Maryland State Health & Higher Educational
                          Facilities Authority, (Series 2001C), Weekly VRDNs
                          (Collington Episcopal Life Care Community,
                          Inc.)/(LaSalle Bank, N.A. LOC)                                   5,765,000
    11,795,000            Maryland State Health & Higher Educational
                          Facilities Authority, (Series 2003B), Weekly VRDNs
                          (Adventist HealthCare, Inc.)/(Manufacturers &
                          Traders Trust Co., Buffalo, NY LOC)                             11,795,000
    4,000,000             Maryland State Health & Higher Educational
                          Facilities Authority, (Series 2004), Weekly VRDNs
                          (Annapolis Life Care, Inc.)/(Citizens Bank of
                          Pennsylvania LOC)                                                4,000,000
    8,180,000             Maryland State Health & Higher Educational
                          Facilities Authority, (Series 1997), Weekly VRDNs
                          (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers
                          & Traders Trust Co., Buffalo, NY LOC)                            8,180,000
    1,900,000             Maryland State IDFA, (1994 Issue), Weekly VRDNs
                          (Baltimore International Culinary College
                          Foundation, Inc.)/(SunTrust Bank LOC)                            1,900,000
    7,875,000             Maryland State IDFA, (Series 2005), Weekly VRDNs
                          (McDonogh School, Inc.)/(Manufacturers & Traders
                          Trust Co., Buffalo, NY LOC)                                      7,875,000
    11,610,000            Montgomery County, MD EDA, (Series 2002), Weekly
                          VRDNs (Institute for Genomic Research, Inc.)/(Bank
                          of America N.A. LOC)                                            11,610,000
    914,000               Montgomery County, MD Housing Opportunities
                          Commission, (Series 1998 Issue I), Weekly VRDNs
                          (Byron House, Inc. Facility)/(Manufacturers &
                          Traders Trust Co., Buffalo, NY LOC)                                914,000
    2,460,000             Prince Georges County, MD, (1997 Issue), Weekly
                          VRDNs (Mona Branch Avenue Ltd.
                          Partnership)/(Manufacturers & Traders Trust Co.,
                          Buffalo, NY LOC)                                                 2,460,000
    1,765,000             Washington County, MD, (Series 2000), Weekly VRDNs
                          (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders
                          Trust Co., Buffalo, NY LOC)                                      1,765,000
                          Total                                                          195,444,000
                          Massachusetts--4.8%
    10,873,000            Amesbury, MA, 3.10% BANs, 11/29/2005                            10,879,570
    10,000,000            Auburn, MA, 3.75% BANs, 6/16/2006                               10,066,603
    10,000,000            Bridgewater-Raynham, MA Regional School District,
                          3.50% BANs, 1/26/2006                                           10,027,638
    10,161,000            Chelmsford, MA, 3.75% BANs, 6/23/2006                           10,227,562
    5,278,180    (2)      Clipper Tax-Exempt Certificates Trust
                          (Massachusetts Non-AMT), (Series 1997-2), Weekly
                          VRDNs (Massachusetts State Lottery
                          Commission)/(AMBAC INS)/(State Street Bank and
                          Trust Co. LIQ)                                                   5,278,180
    11,748,000   (2)      Clipper Tax-Exempt Certificates Trust
                          (Massachusetts Non-AMT), (Series 2000-2), 2.90%
                          TOBs (Massachusetts Turnpike Authority)/(MBIA
                          Insurance Corp. INS)/(State Street Bank and Trust
                          Co. LIQ), Optional Tender 2/2/2006                              11,748,000
    31,960,000            Commonwealth of Massachusetts, (2005 Series A),
                          Weekly VRDNs (Citibank N.A., New York LIQ)                      31,960,000
    11,000,000            Dedham, MA, 4.00% BANs, 6/1/2006                                11,071,430
    4,000,000             Dennis-Yarmouth, MA Regional School District, 3.00%
                          BANs, 11/15/2005                                                 4,001,656
    35,000,000            Dover-Sherborn, MA Regional School District, 3.00%
                          BANs, 11/10/2005                                                35,009,311
    22,825,000            Framingham, MA, 3.125% BANs, 11/1/2005                          22,825,000
    21,998,000            Framingham, MA, 3.25% BANs, 11/1/2005                           21,998,000
    8,435,000             Haverhill, MA, 3.75% BANs (Commonwealth of
                          Massachusetts GTD), 3/30/2006                                    8,471,977
    1,935,307             Hudson, MA, 4.00% BANs, 5/12/2006                                1,946,189
    17,500,000            King Philip, MA Regional School District, 3.00%
                          BANs, 12/15/2005                                                17,516,708
    8,000,000             Malden, MA, 4.00% BANs, 5/11/2006                                8,045,756
    8,299,962             Marlborough, MA, 3.75% BANs, 6/15/2006                           8,354,999
    15,170,000            Massachusetts HEFA, (Series 2004F), Weekly VRDNs
                          (Winchester Hospital)/(Bank of America N.A. LOC)                15,170,000
    2,450,000    (2)      Massachusetts Municipal Wholesale Electric Co.,
                          Floater Certificates (Series 2001-674), Weekly
                          VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley
                          LIQ)                                                             2,450,000
    19,500,000   (2)      Massachusetts School Building Authority, PUTTERs
                          (Series 1008), Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(J P Morgan Chase Bank, N.A. LIQ)                          19,500,000
    9,975,000             Massachusetts State Development Finance Agency,
                          Weekly VRDNs (Chestnut Hill School)/(Citizens Bank
                          of Massachusetts LOC)                                            9,975,000
    19,355,000            Massachusetts State Development Finance Agency,
                          (Series 2002), Weekly VRDNs (Gordon
                          College)/(Citizens Bank of Massachusetts LOC)                   19,355,000
    15,310,000            Massachusetts State Development Finance Agency,
                          (Series 2002A), Weekly VRDNs (Assumption
                          College)/(Bank of New York LOC)                                 15,310,000
    1,627,500    (2)      Massachusetts Turnpike Authority, Floater
                          Certificates (Series 2000-335), Weekly VRDNs (AMBAC
                          INS)/(Morgan Stanley LIQ)                                        1,627,500
    23,250,000   (2)      Massachusetts Water Resources Authority, Class A
                          Certificates (Series 2002-208), Daily VRDNs (FSA
                          INS)/(Bear Stearns Cos., Inc. LIQ)                              23,250,000
    12,753,000            New Bedford, MA, 3.25% BANs, 2/24/2006                          12,768,759
    4,439,086             North Middlesex, MA Regional School District, 3.75%
                          BANs, 6/30/2006                                                  4,469,041
    6,800,000             Route 3 North Transportation Improvements
                          Association, MA, (Series 2002B), Weekly VRDNs
                          (AMBAC INS)/(Dexia Credit Local LIQ)                             6,800,000
    12,021,695            Shirley, MA, 3.625% BANs, 2/8/2006                              12,050,933
    13,900,000            Spencer East Brookfield, MA Regional School
                          District, 4.00% BANs, 5/12/2006                                 13,978,158
    25,650,000            Tewksbury, MA, 3.30% BANs, 2/17/2006                            25,716,578
    17,574,000            Wareham, MA, 3.75% BANs, 6/15/2006                              17,685,208
    13,000,000            Whitman-Hanson, MA Regional School District, 3.25%
                          BANs, 1/13/2006                                                 13,011,723
    21,581,800            Whitman-Hanson, MA Regional School District, 3.75%
                          BANs, 7/5/2006                                                  21,733,304
                          Total                                                          464,279,783
                          Michigan--3.7%
    14,119,000   (2)      ABN AMRO MuniTOPS Certificates Trust (Michigan
                          Non-AMT), (Series 1998-11), Weekly VRDNs (DeWitt,
                          MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV,
                          Amsterdam LIQ)                                                  14,119,000
    10,000,000   (2)      ABN AMRO MuniTOPS Certificates Trust (Michigan
                          Non-AMT), (Series 2005-2), Weekly VRDNs (Chippewa
                          Valley, MI Schools)/(FSA INS)/(ABN AMRO Bank NV,
                          Amsterdam LIQ)                                                  10,000,000
    2,675,000    (2)      Allen Park, MI Public School District, ROCs (Series
                          4007), Weekly VRDNs (Michigan State GTD)/(Citigroup
                          Global Markets Holdings, Inc. LIQ)                               2,675,000
    4,825,000    (2)      Detroit, MI City School District, (PT-1844), Weekly
                          VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)                 4,825,000
    14,380,000   (2)      Detroit, MI City School District, MERLOTS (Series
                          2000 A8), 2.11% TOBs (FGIC INS)/(Wachovia Bank N.A.
                          LIQ), Optional Tender 11/10/2005                                14,380,000
    1,495,000    (2)      Detroit, MI City School District, ROCs (Series
                          4004), Weekly VRDNs (FGIC INS)/(Citigroup Global
                          Markets Holdings, Inc. LIQ)                                      1,495,000
    3,620,000    (2)      Detroit, MI City School District, Variable
                          Certificates (Series 2002H), Weekly VRDNs (FSA
                          INS)/(Bank of America N.A. LIQ)                                  3,620,000
    7,940,000    (2)      Detroit, MI Sewage Disposal System, MERLOTS (Series
                          2001-A103), Weekly VRDNs (FGIC INS)/(Wachovia Bank
                          N.A. LIQ)                                                        7,940,000
    14,125,000   (2)      Detroit, MI Sewage Disposal System, MERLOTS (Series
                          2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank
                          N.A. LIQ)                                                       14,125,000
    4,260,000    (2)       Detroit, MI Sewage Disposal System, Variable
                          Certificates (Series 2002G), Weekly VRDNs (FGIC
                          INS)/(Bank of America N.A. LIQ)                                  4,260,000
    10,000,000   (2)      Detroit, MI Water Supply System, MERLOTS (Series
                          2000 D), Weekly VRDNs (FGIC INS)/(Wachovia Bank
                          N.A. LIQ)                                                       10,000,000
    3,590,000    (2)      Detroit, MI Water Supply System, PUTTERs (Series
                          783), Weekly VRDNs (FGIC INS)/(J P Morgan Chase
                          Bank, N.A. LIQ)                                                  3,590,000
    1,750,000             Farmington Hills, MI Economic Development Corp.,
                          Weekly VRDNs (Echo Park Learning Center)/(LaSalle
                          Bank Midwest, N.A. LOC)                                          1,750,000
    2,620,000    (2)      Forest Hills, MI Public School, (PT-1762), Weekly
                          VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)                 2,620,000
    8,360,000    (2)      Grand Rapids & Kent County, MI Joint Building
                          Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent
                          County, MI)/(J.P. Morgan Chase & Co. LIQ)                        8,360,000
    5,000,000             Grand Rapids, MI EDR, (Series 1983 - Project #1),
                          Weekly VRDNs (Amway Hotel Corp.)/(Fifth Third Bank,
                          Michigan LOC)                                                    5,000,000
    2,100,000             Grand Rapids, MI EDR, (Series 1983-B), Weekly VRDNs
                          (Amway Grand Plaza Hotel Facilities)/(Fifth Third
                          Bank, Michigan LOC)                                              2,100,000
    10,375,000            Grand Rapids, MI Economic Development Corp.,
                          (Series 2000), Weekly VRDNs (Holland Home Obligated
                          Group)/(Fifth Third Bank, Michigan LOC)                         10,375,000
    1,000,000             Grand Rapids, MI Economic Development Corp.,
                          (Series 1991-A), Weekly VRDNs (Amway Hotel
                          Corp.)/(LaSalle Bank Midwest, N.A. LOC)                          1,000,000
    4,700,000             Grand Valley, MI State University, (Series 2003),
                          Weekly VRDNs (XL Capital Assurance Inc. INS)/(Fifth
                          Third Bank, Cincinnati LIQ)                                      4,700,000
    5,100,000             Huron County, MI Economic Development Corp.,
                          (Series 2001), Weekly VRDNs (Scheurer
                          Hospital)/(Comerica Bank LOC)                                    5,100,000
    9,815,000    (2)      Huron Valley, MI School District, MERLOTS (Series
                          2001-A120), 2.11% TOBs (Michigan State
                          GTD)/(Wachovia Bank N.A. LIQ), Optional Tender
                          11/10/2005                                                       9,815,000
    16,300,000            Jackson County, MI Hospital Finance Authority,
                          (Series 2005A), Weekly VRDNs (W.A.Foote Memorial
                          Hospital)/(Bank of Nova Scotia, Toronto LOC)                    16,300,000
    8,995,000    (2)       Kent County, MI, (Series 1998-118), Weekly VRDNs
                          (Kent County International Airport)/(Kent County,
                          MI GTD)/(Morgan Stanley LIQ)                                     8,995,000
    32,600,000            Kent Hospital Finance Authority, MI, (Series
                          2005A), Weekly VRDNs (Spectrum Health)/(FGIC
                          INS)/(J P Morgan Chase Bank, N.A. LIQ)                          32,600,000
    32,400,000            Kent Hospital Finance Authority, MI, (Series
                          1998B), Weekly VRDNs (Spectrum Health)/(MBIA
                          Insurance Corp. INS)/(J P Morgan Chase Bank, N.A.
                          LIQ)                                                            32,400,000
    10,000,000            Kentwood, MI Public Economic Development Corp.,
                          Weekly VRDNs (Holland Home Obligated
                          Group)/(LaSalle Bank, N.A. LOC)                                 10,000,000
    240,000               Michigan Higher Education Facilities Authority,
                          (Series 1997), Weekly VRDNs (Davenport College of
                          Business)/(Fifth Third Bank, Michigan LOC)                         240,000
    13,000,000            Michigan Higher Education Facilities Authority,
                          (Series 2004), Weekly VRDNs (Davenport University,
                          MI)/(Fifth Third Bank, Cincinnati LOC)                          13,000,000
    22,130,000            Michigan State Building Authority, (Series 3),
                          2.73% CP (Bank of New York LOC), Mandatory Tender
                          11/9/2005                                                       22,130,000
    5,000,000             Michigan State Hospital Finance Authority, (Series
                          1999 A), Weekly VRDNs (Covenant Retirement
                          Communities, Inc.)/(LaSalle Bank, N.A. LOC)                      5,000,000
    5,485,000             Michigan State Hospital Finance Authority, (Series
                          2000), Weekly VRDNs (Oaklawn Hospital, MI)/(LaSalle
                          Bank Midwest, N.A. LOC)                                          5,485,000
    12,720,000            Michigan State Hospital Finance Authority, (Series
                          2000E), Weekly VRDNs (Trinity Healthcare Credit
                          Group)/(AMBAC INS)/(J P Morgan Chase Bank, N.A. LIQ)            12,720,000
    3,000,000             Michigan State Hospital Finance Authority, (Series
                          B), Weekly VRDNs (LaSalle Bank Midwest, N.A. LOC)                3,000,000
    18,150,000   (2)      Michigan State Hospital Finance Authority, MERLOTS
                          (Series 1997A), Weekly VRDNs (Detroit Medical
                          Center Obligated Group)/(AMBAC INS)/(Wachovia Bank
                          N.A. LIQ)                                                       18,150,000
    9,975,000             Michigan State Housing Development Authority,
                          (Series 2002A), Weekly VRDNs (Ponds Taylor Limited
                          Dividend Housing Association LLC)/(FNMA LOC)                     9,975,000
    4,355,000             Michigan State Strategic Fund, (Series 1999),
                          Weekly VRDNs (Pierce Foundation)/(LaSalle Bank
                          Midwest, N.A. LOC)                                               4,355,000
    10,370,000            Michigan State Strategic Fund, (Series 2005),
                          Weekly VRDNs (Detroit Public Television)/(Comerica
                          Bank LOC)                                                       10,370,000
    4,405,000    (2)      Michigan State, (PT-2021), Weekly VRDNs (Merrill
                          Lynch & Co., Inc. LIQ)                                           4,405,000
    5,000,000             Regents of University of Michigan, (Series 2005B),
                          Weekly VRDNs (University of Michigan Health System)              5,000,000
    2,135,000    (2)      Rockford, MI Public Schools, Floater Certificates
                          (Series 2002-589), Weekly VRDNs (Michigan State
                          GTD)/(Morgan Stanley LIQ)                                        2,135,000
    2,915,000    (2)      Wyandotte, MI City School District, (PT-1790),
                          Weekly VRDNs (Michigan State GTD)/(Merrill Lynch &
                          Co., Inc. LIQ)                                                   2,915,000
                          Total                                                          361,024,000
                          Minnesota--2.6%
    13,000,000   (2)      ABN AMRO MuniTOPS Certificates Trust (Minnesota
                          Non-AMT), (Series 2000-8), Weekly VRDNs
                          (Minneapolis/St. Paul, MN Metropolitan Airports
                          Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam
                          LIQ)                                                            13,000,000
    2,575,000             Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs
                          (AV Development Co.)/(U.S. Bank, N.A. LOC)                       2,575,000
    7,300,000             Center City, MN, (Series 2000), Weekly VRDNs
                          (Hazelden Foundation)/(Allied Irish Banks PLC LOC)               7,300,000
    2,900,000             Center City, MN, (Series 2002), Weekly VRDNs
                          (Hazelden Foundation)/(Allied Irish Banks PLC LOC)               2,900,000
    4,550,000             Cohasset, MN, (Series 2000), Weekly VRDNs
                          (Minnesota Power, Inc.)/(LaSalle Bank, N.A. LOC)                 4,550,000
    1,195,000             Mendota Heights, MN, (Series 1999), Weekly VRDNs
                          (St. Thomas Academy)/(Allied Irish Banks PLC LOC)                1,195,000
    20,000,000            Minneapolis Special School District No. 001, MN,
                          3.75% TANs (Minnesota State GTD), 8/10/2006                     20,157,444
    16,000,000            Minneapolis, MN Health Care System, (Series 2005A),
                          Weekly VRDNs (Fairview Health Services)/(AMBAC
                          INS)/(Citibank N.A., New York LIQ)                              16,000,000
    5,000,000             Minneapolis, MN Health Care System, (Series 2005B),
                          Weekly VRDNs (Fairview Health Services)/(AMBAC
                          INS)/(Royal Bank of Canada, Montreal LIQ)                        5,000,000
    40,620,000            Minneapolis, MN Health Care System, (Series 2005C),
                          Weekly VRDNs (Fairview Health Services)/(MBIA
                          Insurance Corp. INS)/(Citibank N.A., New York LIQ)              40,620,000
    2,600,000             Minneapolis, MN, (Series 1994), Weekly VRDNs
                          (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC)                  2,600,000
    10,000,000            Minneapolis, MN, Housing Development Revenue
                          Refunding Bonds (Series 1988), Weekly VRDNs
                          (Symphony Place)/(FHLMC LOC)                                    10,000,000
    6,000,000    (2)      Minneapolis/St. Paul, MN Metropolitan Airports
                          Commission, MERLOTS (Series 2000ZZ), Weekly VRDNs
                          (FGIC INS)/(Wachovia Bank N.A. LIQ)                              6,000,000
    5,000,000    (2)      Minneapolis/St. Paul, MN Metropolitan Airports
                          Commission, SGA 127 (Series 2001), Weekly VRDNs
                          (FGIC INS)/(Societe Generale, Paris LIQ)                         5,000,000
    3,975,000             Minnesota Agricultural and Economic Development
                          Board, (Series 1996), Weekly VRDNs (Evangelical
                          Lutheran Good Samaritan Society)/(Allied Irish
                          Banks PLC LOC)                                                   3,975,000
    2,000,000    (2)      Minnesota Public Facilities Authority, (PT-1175),
                          Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)                     2,000,000
    5,000,000             Minnesota State Higher Education Facility
                          Authority, (Series Five-C), Weekly VRDNs
                          (University of St. Thomas)/(Allied Irish Banks PLC
                          LOC)                                                             5,000,000
    7,195,000             Minnesota State Higher Education Facility
                          Authority, (Series Five-L), Weekly VRDNs
                          (University of St. Thomas)/(Allied Irish Banks PLC
                          LOC)                                                             7,195,000
    4,010,000             Minnesota State Higher Education Facility
                          Authority, (Series Five-S), Weekly VRDNs (William
                          Mitchell College of Law)/(U.S. Bank, N.A. LOC)                   4,010,000
    3,250,000             Minnesota State Higher Education Facility
                          Authority, (Series Five-V), Weekly VRDNs (Bethel
                          College and Seminary)/(Allied Irish Banks PLC LOC)               3,250,000
    750,000               Minnesota State Higher Education Facility
                          Authority, (Series Four-S), Weekly VRDNs (Bethel
                          College and Seminary)/(Allied Irish Banks PLC LOC)                 750,000
    5,995,000    (2)      Minnesota State, (PT-399), Weekly VRDNs (DePfa Bank
                          PLC LIQ)                                                         5,995,000
    14,810,000   (2)      Minnesota State, (PT-400), Weekly VRDNs (DePfa Bank
                          PLC LIQ)                                                        14,810,000
    3,500,000    (2)      Minnesota State, Floater Certificates (Series
                          2001-719), Weekly VRDNs (Morgan Stanley LIQ)                     3,500,000
    2,655,000             New Hope, MN, (Series 2003A), Weekly VRDNs
                          (Broadway Lanel)/(FNMA LOC)                                      2,655,000
    3,780,000             Olmsted County, MN, (Series 2002), Weekly VRDNs
                          (Madonna Meadows of Rochester)/(LaSalle Bank, N.A.
                          LOC)                                                             3,780,000
    4,560,000             Plymouth, MN, (Series 2003), Weekly VRDNs (Parkside
                          Apartments)/(FNMA LOC)                                           4,560,000
    3,575,000             Robbinsdale, MN, (Series 2004C), Weekly VRDNs
                          (Copperfield Hill)/(LaSalle Bank, N.A. LOC)                      3,575,000
    5,000,000    (2)      Rochester, MN Health Care Facility Authority,
                          (Series 1998-177), Weekly VRDNs (Mayo
                          Foundation)/(Morgan Stanley LIQ)                                 5,000,000
    8,500,000             Seaway Port Authority of Duluth, MN, (Series of
                          2000), Weekly VRDNs (St. Lawrence Cement
                          Inc.)/(Wachovia Bank N.A. LOC)                                   8,500,000
    6,145,000             Shakopee, MN Hospital Finance Authority, Weekly
                          VRDNs (St. Francis Regional Medical Center)/(Wells
                          Fargo Bank, N.A., Minnesota LOC)                                 6,145,000
    12,900,000            Southern Minnesota Municipal Power Agency, 2.65%
                          CP, Mandatory Tender 11/4/2005                                  12,900,000
    5,135,000    (2)      Southern Minnesota Municipal Power Agency, PUTTERs
                          (Series 303), Weekly VRDNs (AMBAC INS)/(J.P. Morgan
                          Chase & Co. LIQ)                                                 5,135,000
    4,265,000             St. Louis Park, MN, (Series 2003), Weekly VRDNs
                          (Westwind Apartments)/(FNMA LOC)                                 4,265,000
    2,250,000             St. Paul, MN Port Authority, District Heating
                          Revenue Bonds (Series 2003-4 H), Weekly VRDNs
                          (Dexia Credit Local LOC)                                         2,250,000
    590,000               University of Minnesota, (Series 1999A), Weekly
                          VRDNs                                                              590,000
    3,165,000    (2)      University of Minnesota, Floater Certificates
                          (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ)             3,165,000
                          Total                                                          249,902,444
                          Mississippi--0.6%
    16,900,000            Jackson County, MS Port Facility, Daily VRDNs
                          (Chevron U.S.A., Inc.)/(Chevron Corp. GTD)                      16,900,000
    25,450,000            Mississippi Business Finance Corp., (Series
                          2000-A), Weekly VRDNs (Jackson Medical Mall
                          Foundation)/(J P Morgan Chase Bank, N.A. LOC)                   25,450,000
    4,200,000             Mississippi Business Finance Corp., (Series 2002),
                          Weekly VRDNs (Mississippi State University
                          Foundation, Inc.)/(Amsouth Bank N.A., Birmingham,
                          AL LOC)                                                          4,200,000
    9,335,000             Mississippi Business Finance Corp., (Series A),
                          Weekly VRDNs (Mississippi College)/(Amsouth Bank
                          N.A., Birmingham, AL LOC)                                        9,335,000
                          Total                                                           55,885,000
                          Missouri--3.3%
    4,390,000             Kansas City, MO IDA, (Series 2001A), Weekly VRDNs
                          (Bethesda Living Center)/(LaSalle Bank, N.A. LOC)                4,390,000
    54,015,000            Kansas City, MO IDA, (Series 2005A), Weekly VRDNs
                          (Kansas City, MO)/(AMBAC INS)/(DePfa Bank PLC LIQ)              54,015,000
    34,985,000            Kansas City, MO IDA, (Series 2005B), Weekly VRDNs
                          (Kansas City, MO)/(AMBAC INS)/(DePfa Bank PLC LIQ)              34,985,000
    113,000,000           Kansas City, MO IDA, (Series 2005C), Weekly VRDNs
                          (Kansas City, MO)/(AMBAC INS)/(Dexia Credit Local
                          LIQ)                                                           113,000,000
    15,000,000            Missouri State HEFA, (Series 2000), Weekly VRDNs
                          (Lutheran Senior Services)/(U.S. Bank, N.A. LOC)                15,000,000
    14,925,000            Missouri State HEFA, (Series 2002), Weekly VRDNs
                          (Stowers Institute for Medical Research)/(MBIA
                          Insurance Corp. INS)/(BNP Paribas SA LIQ)                       14,925,000
    19,200,000            Missouri State HEFA, (Series 2005C-3), Weekly VRDNs
                          (SSM Healthcare)/(FGIC INS)/(Citibank N.A., New
                          York LIQ)                                                       19,200,000
    17,755,000   (2)      St. Louis, MO, (PT-2993), Weekly VRDNs (Lambert-St.
                          Louis International Airport)/(MBIA Insurance Corp.
                          INS)/(Merrill Lynch & Co., Inc. LIQ)                            17,755,000
    44,875,000   (2)      St. Louis, MO, SPEARs (DB-161), Weekly VRDNs
                          (Lambert-St. Louis International Airport)/(MBIA
                          Insurance Corp. INS)/(Deutsche Bank AG LIQ)                     44,875,000
                          Total                                                          318,145,000
                          Multi State--1.7%
    39,301,600   (2)       ABN AMRO Chicago Corp. (Series 1997-1), LeaseTOPS
                          Trust Weekly VRDNs (LaSalle Bank, N.A.
                          LIQ)/(LaSalle Bank, N.A. LOC)                                   39,301,600
    30,000,000   (2)      Clipper Tax-Exempt Certificates Trust (Multistate
                          Non-AMT), (Series 2003-05), Weekly VRDNs (FGIC,
                          FSA, MBIA Insurance Corp. INS) and State Street
                          Bank and Trust Co. LIQs)                                        30,000,000
    15,000,000   (2)      Clipper Tax-Exempt Certificates Trust (Multistate
                          Non-AMT), (Series 2005-26), Weekly VRDNs (State
                          Street Bank and Trust Co. LIQ)                                  15,000,000
    35,884,000   (2)      Clipper Tax-Exempt Certificates Trust (Non-AMT
                          Multistate), (Series 1998-2), Weekly VRDNs (State
                          Street Bank and Trust Co. LIQ)                                  35,884,000
    3,485,000             Dallas County, AL Housing Development Corp.,
                          (Series 1999: Jim Manor Garden Homes), Weekly VRDNs
                          (Dallas County, AL )/(Wachovia Bank N.A. LOC)                    3,485,000
    2,224,500    (2)      Koch Floating Rate Trust (Multistate Non-AMT),
                          (Series 2002-1), Weekly VRDNs (AMBAC INS)/(State
                          Street Bank and Trust Co. LIQ)                                   2,224,500
    6,000,000             Missouri-Illinois Metropolitan District Bi-State
                          Development Agency, (Series 2002A), Weekly VRDNs
                          (Metrolink Cross County Extension)/(FSA
                          INS)/(WestLB AG (GTD) LIQ)                                       6,000,000
    30,105,000   (2)       TICs/TOCs MuniMae Trust Series 2002-1M Weekly
                          VRDNs (MBIA Insurance Corp. INS)/(Bayerische
                          Landesbank (GTD) LIQ)                                           30,105,000
                          Total                                                          162,000,100
                          Nevada--0.4%
    7,500,000    (2)      ABN AMRO MuniTOPS Certificates Trust (Multistate
                          Non-AMT) Series 1998-1 Weekly VRDNs (Nevada
                          State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank
                          NV, Amsterdam LIQ)                                               7,500,000
    19,300,000            Clark County, NV Airport System, Subordinate Lien
                          Revenue Bonds, (Series 2005D-1), Weekly VRDNs (FGIC
                          INS)/(Bayerische Landesbank and Landesbank
                          Baden-Wuerttemberg LIQs)                                        19,300,000
    13,105,000   (2)      Clark County, NV, PUTTERs (Series 996), Weekly
                          VRDNs (MBIA Insurance Corp. INS)/(Dresdner Bank AG,
                          Frankfurt LIQ)                                                  13,105,000
                          Total                                                           39,905,000
                          New Hampshire--0.3%
    17,325,000            New Hampshire HEFA, (Series 2002B), Weekly VRDNs
                          (Catholic Medical Center)/(Citizens Bank of
                          Massachusetts LOC)                                              17,325,000
    8,950,000             New Hampshire Higher Educational & Health
                          Facilities Authority, (Series 1997B), Weekly VRDNs
                          (RiverWoods at Exeter)/(LaSalle Bank, N.A. LOC)                  8,950,000
                          Total                                                           26,275,000
                          New Jersey--2.5%
    5,000,000             Carlstadt, NJ, 3.375% BANs, 2/3/2006                             5,012,576
    5,260,750             Collingswood, NJ, 3.50% BANs, 3/10/2006                          5,277,958
    11,860,000   (2)      Delaware River Port Authority, PUTTERs (Series
                          144), Weekly VRDNs (FSA INS)/(J P Morgan Chase
                          Bank, N.A. LIQ)                                                 11,860,000
    19,000,000            East Brunswick Township, NJ, 3.25% BANs, 2/24/2006              19,046,926
    6,500,000             East Brunswick Township, NJ, 3.75% BANs, 7/5/2006                6,544,772
    23,288,233            Edison Township, NJ, 3.75% BANs, 6/21/2006                      23,448,247
    18,715,000            Englewood, NJ, 3.75% BANs, 7/7/2006                             18,846,207
    7,362,500             Ewing Township, NJ, 3.25% BANs, 1/25/2006                        7,377,571
    5,000,000             Haddon Township, NJ, 3.70% BANs, 4/21/2006                       5,020,497
    5,654,395             Hightstown Borough, NJ, 3.375% BANs, 2/10/2006                   5,669,290
    3,200,000             Mahwah Township, NJ, 3.75% BANs, 6/16/2006                       3,220,323
    6,000,000             Montclair Township, NJ, 3.25% BANs, 2/17/2006                    6,013,902
    6,856,100             Montclair Township, NJ, 3.75% BANs, 6/23/2006                    6,901,021
    6,619,500             Montclair Township, NJ, 3.75% BANs, 6/23/2006                    6,662,871
    4,000,000             Morristown, NJ, 3.75% TANs, 2/13/2006                            4,010,183
    5,295,000    (2)      New Jersey State Transportation Trust Fund
                          Authority, Floater Certificates (Series 1998-54),
                          Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)                      5,295,000
    24,605,000   (2)      New Jersey State Transportation Trust Fund
                          Authority, Floater Certificates (Series 2002-775D),
                          Weekly VRDNs (AMBAC, FSA INS) and Morgan Stanley
                          LIQs)                                                           24,605,000
    21,565,000   (2)      New Jersey State Transportation Trust Fund
                          Authority, PUTTERs (Series 241), Weekly VRDNs (FSA
                          INS)/(J.P. Morgan Chase & Co. LIQ)                              21,565,000
    27,915,000   (2)      New Jersey State Transportation Trust Fund
                          Authority, PUTTERs (Series 823), Weekly VRDNs
                          (United States Treasury COL)/(MBIA Insurance Corp.
                          INS)/(J P Morgan Chase Bank, N.A. LIQ)                          27,915,000
    21,230,000            Passaic County, NJ, 3.75% BANs, 7/14/2006                       21,377,133
    7,761,430             Tewksbury Township, NJ, 3.25% BANs, 1/13/2006                    7,775,796
                          Total                                                          243,445,273
                          New York--8.8%
    4,465,000             Albany, NY IDA, (Series 2001A: Empire Commons
                          East), Weekly VRDNs (University at Albany
                          Foundation Student Housing Corp.)/(AMBAC INS)/(Key
                          Bank, N.A. LIQ)                                                  4,465,000
    3,000,000             Commack, NY Union Free School District, 3.75% TANs,
                          6/30/2006                                                        3,020,642
    6,000,000             Commack, NY Union Free School District, 4.00% TANs,
                          6/30/2006                                                        6,050,924
    9,000,000             East Islip, NY Union Free School District, 3.75%
                          TANs, 6/30/2006                                                  9,056,646
    6,120,000             Metropolitan Transportation Authority, NY, (Series
                          2002D-2), Weekly VRDNs (FSA INS)/(Dexia Credit
                          Local LIQ)                                                       6,120,000
    9,525,000             Metropolitan Transportation Authority, NY, (Series
                          2004 A-3), Weekly VRDNs (XL Capital Assurance Inc.
                          INS)/(DePfa Bank PLC LIQ)                                        9,525,000
    8,650,000             Metropolitan Transportation Authority, NY, (Series
                          2004A-1), Weekly VRDNs (CDC IXIS Financial Guaranty
                          N.A. INS)/(DePfa Bank PLC LIQ)                                   8,650,000
    95,000,000            Metropolitan Transportation Authority, NY,
                          Dedicated Tax Fund (Series 2005A), Weekly VRDNs (XL
                          Capital Assurance Inc. INS)/(Citibank N.A., New
                          York LIQ)                                                       95,000,000
    21,100,000   (2)      Metropolitan Transportation Authority, NY, MERLOTS
                          (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia
                          Bank N.A. LIQ)                                                  21,100,000
    10,000,000            Mineola, NY Union Free School District, 4.00% TANs,
                          6/30/2006                                                       10,083,560
    56,400,000            New York City, NY Housing Development Corp.,
                          (Series 2003A: 2 Gold Street), Weekly VRDNs (2 Gold
                          LLC)/(Bank of America N.A. LOC)                                 56,400,000
    10,000,000            New York City, NY Housing Development Corp.,
                          (Series 2004A), Weekly VRDNs (B.C.R.E.-90 West
                          Street LLC)/(HSBC Bank USA LOC)                                 10,000,000
    5,000,000             New York City, NY IDA, Liberty Revenue Bonds
                          (Series 2004 A), Weekly VRDNs (One Bryant Park
                          LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of
                          America N.A. and Bank of New York LOCs)                          5,000,000
    5,000,000             New York City, NY IDA, Liberty Revenue Bonds
                          (Series 2004 B), Daily VRDNs (One Bryant Park
                          LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of
                          America N.A. and Bank of New York LOCs)                          5,000,000
    17,000,000            New York City, NY IDA, Liberty Revenue Bonds
                          (Series 2004), Weekly VRDNs (FC Hanson Office
                          Associates LLC)/(Lloyds TSB Bank PLC, London LOC)               17,000,000
    7,100,000             New York City, NY Municipal Water Finance
                          Authority, (Series 2001 F-1), Daily VRDNs (Dexia
                          Credit Local LIQ)                                                7,100,000
    13,500,000            New York City, NY Municipal Water Finance
                          Authority, (Series 2003 C-1), Daily VRDNs (State
                          Street Bank and Trust Co. LIQ)                                  13,500,000
    147,800,000           New York City, NY Municipal Water Finance
                          Authority, (Series 2006 AA-1), Daily VRDNs (CALSTRS
                          (California State Teachers' Retirement System) and
                          State Street Bank and Trust Co. LIQs)                          147,800,000
    9,800,000             New York City, NY Municipal Water Finance
                          Authority, (Series 5), 2.78% CP, Mandatory Tender
                          12/22/2005                                                       9,800,000
    17,600,000            New York City, NY Municipal Water Finance
                          Authority, (Series 6), 2.78% CP, Mandatory Tender
                          12/22/2005                                                      17,600,000
    16,855,000   (2)      New York City, NY Transitional Finance Authority,
                          MERLOTS (Series 2002-A40), Weekly VRDNs (MBIA
                          Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                   16,855,000
    32,850,000            New York City, NY Transitional Finance Authority,
                          New York City Recovery Bonds (2003 Series 3-F),
                          Daily VRDNs (Royal Bank of Canada, Montreal LIQ)                32,850,000
    5,000,000             New York City, NY Transitional Finance Authority,
                          New York City Recovery Bonds (2003 Subseries 2-D),
                          Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)                   5,000,000
    70,840,000            New York City, NY Transitional Finance Authority,
                          New York City Recovery Bonds (2003 Subseries 3-B),
                          Daily VRDNs (Citibank N.A., New York LIQ)                       70,840,000
    28,035,000            New York City, NY Transitional Finance Authority,
                          New York City Recovery Bonds (2003 Subseries 3-E),
                          Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD)
                          LIQ)                                                            28,035,000
    7,700,000             New York City, NY, (1994 Series A-4), Daily VRDNs
                          (Landesbank Baden-Wuerttemberg (GTD) LOC)                        7,700,000
    11,000,000            New York City, NY, (1996 Series J-3), Weekly VRDNs
                          (J P Morgan Chase Bank, N.A. LOC)                               11,000,000
    30,000,000            New York City, NY, (2006 Series E-4), Weekly VRDNs
                          (Bank of America N.A. LOC)                                      30,000,000
    30,000,000   (2)      New York City, NY, (ROCs Series 251), Weekly VRDNs
                          (Citigroup Global Markets Holdings, Inc.
                          GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)              30,000,000
    20,310,000   (2)      New York City, NY, Floater Certificates (Series
                          2004-1065), Weekly VRDNs (FSA INS)/(Morgan Stanley
                          LIQ)                                                            20,310,000
    6,250,000             New York State Dormitory Authority, (Series 2005),
                          Weekly VRDNs (Park Ridge Hospital, Inc.)/(J P
                          Morgan Chase Bank, N.A. LOC)                                     6,250,000
    6,985,000    (2)      New York State Dormitory Authority, MERLOTS (Series
                          2002-A56), Weekly VRDNs (FGIC INS)/(Wachovia Bank
                          N.A. LIQ)                                                        6,985,000
    5,000,000             New York State Dormitory Authority, Mental Health
                          Services (2003 Subseries D-2D), Weekly VRDNs (New
                          York State)/(AMBAC INS)/(Landesbank
                          Baden-Wuerttemberg (GTD) LIQ)                                    5,000,000
    10,725,000            New York State Dormitory Authority, Mental Health
                          Services (2003 Subseries F-2A), Weekly VRDNs (New
                          York State)/(FSA INS)/(Dexia Credit Local LIQ)                  10,725,000
    3,670,000    (2)      New York State Environmental Facilities Corp. State
                          Clean Water and Drinking Water, Floater
                          Certificates (Series 2001-658), Weekly VRDNs
                          (Morgan Stanley LIQ)                                             3,670,000
    5,000,000             New York State HFA, Service Contract Revenue Bonds
                          (2003 Series B), Weekly VRDNs (BNP Paribas SA LOC)               5,000,000
    21,775,000   (2)      New York State Thruway Authority-Highway & Bridge
                          Trust Fund, Floater Certificates (Series
                          2004-1179), Weekly VRDNs (AMBAC INS)/(Morgan
                          Stanley LIQ)                                                    21,775,000
    8,325,000             Port Authority of New York and New Jersey,
                          Adjustable Versatile Structure Obligation (Series
                          3), Daily VRDNs                                                  8,325,000
    4,940,000             Port Authority of New York and New Jersey,
                          Adjustable Versatile Structure Obligations (Series
                          5), Daily VRDNs                                                  4,940,000
    6,500,000             Port Washington, NY Union Free School District,
                          4.00% TANs, 6/22/2006                                            6,552,523
    5,000,000             Triborough Bridge & Tunnel Authority, NY, (Series
                          2005A), Weekly VRDNs (Dexia Credit Local LIQ)                    5,000,000
    27,305,000   (2)      Triborough Bridge & Tunnel Authority, NY, PUTTERs
                          (Series 304), Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(J.P. Morgan Chase & Co. LIQ)                              27,305,000
    22,585,000            Ulster County, NY, 4.00% BANs, 6/9/2006                         22,757,203
                          Total                                                          849,146,498
                          North Carolina--0.0%
    3,870,000             North Carolina Medical Care Commission, (Series
                          2001), Weekly VRDNs (Rutherford Hospital,
                          Inc.)/(Branch Banking & Trust Co., Winston-Salem
                          LOC)                                                             3,870,000
                          Ohio--5.4%
    8,338,000    (2)      ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)
                          , (Series 1998-18), Weekly VRDNs (Cleveland, OH
                          Waterworks)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam
                          LIQ)                                                             8,338,000
    6,500,000    (2)      ABN AMRO MuniTOPS Certificates Trust (Ohio
                          Non-AMT), (Series 2004-14), Weekly VRDNs (Columbus,
                          OH City School District)/(FSA INS)/(ABN AMRO Bank
                          NV, Amsterdam LIQ)                                               6,500,000
    1,515,000             Akron, Bath & Copley, OH Joint Township, Weekly
                          VRDNs (Visiting Nurses)/(National City Bank, Ohio
                          LOC)                                                             1,515,000
    8,000,000             Akron, Bath & Copley, OH Joint Township, (Series
                          2004B), Weekly VRDNs (Summa Health System)/(J P
                          Morgan Chase Bank, N.A. LOC)                                     8,000,000
    6,495,000             Butler County Hospital, (Series 2002), Weekly VRDNs
                          (Middletown Regional Hospital)/(J P Morgan Chase
                          Bank, N.A. LOC)                                                  6,495,000
    5,500,000             Butler County, OH, (Series 2002), Weekly VRDNs
                          (LifeSphere, Inc.)/(U.S. Bank, N.A. LOC)                         5,500,000
    5,060,000             Butler County, OH, (Series A), 3.25% BANs, 3/9/2006              5,072,971
    3,500,000             Butler County, OH, (Series C), 4.00% BANs, 9/21/2006             3,532,587
    4,090,000    (2)      Cincinnati City School District, OH, PUTTERs
                          (Series 315), Weekly VRDNs (FSA INS)/(J P Morgan
                          Chase Bank, N.A. LIQ)                                            4,090,000
    9,715,000             Clark County, OH, (Series 1999), Weekly VRDNs (Ohio
                          Masonic Home)/(AMBAC INS)/(Harris, N.A. LIQ)                     9,715,000
    8,870,000             Clark County, OH, (Series 2001), Weekly VRDNs (Ohio
                          Masonic Home)/(AMBAC INS)/(J P Morgan Chase Bank,
                          N.A. LIQ)                                                        8,870,000
    4,165,000             Clark County, OH, (Series 2002), Weekly VRDNs (Ohio
                          Masonic Home)/(AMBAC INS)/(J P Morgan Chase Bank,
                          N.A. LIQ)                                                        4,165,000
    6,000,000             Cleveland-Cuyahoga County, OH Port Authority,
                          (Series 2004), Weekly VRDNs (Playhouse Square
                          Foundation)/(Fifth Third Bank, Cincinnati LOC)                   6,000,000
    20,555,000            Cuyahoga County, OH Health Care Facilities, (Series
                          2001), Weekly VRDNs (Gardens of McGregor & Amasa
                          Stone)/(Key Bank, N.A. LOC)                                     20,555,000
    4,160,000             Cuyahoga County, OH Hospital Authority, (Series
                          1998-II), Weekly VRDNs (W.O. Walker Center,
                          Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ)                           4,160,000
    4,410,000             Cuyahoga County, OH Hospital Authority, (Series
                          2000), Weekly VRDNs (The Sisters of Charity of St.
                          Augustine Health System, Inc.)/(National City Bank,
                          Ohio LOC)                                                        4,410,000
    5,000,000             Cuyahoga County, OH IDA, (Series A-1 Remarketing),
                          Weekly VRDNs (University School)/(Key Bank, N.A.
                          LOC)                                                             5,000,000
    22,670,000            Cuyahoga County, OH, (Series 1999), Weekly VRDNs
                          (The Renaissance)/(LaSalle Bank, N.A. LOC)                      22,670,000
    4,000,000             Cuyahoga County, OH, (Series 2002), Weekly VRDNs
                          (The Health Museum of Cleveland)/(Key Bank, N.A.
                          LOC)                                                             4,000,000
    13,980,000            Cuyahoga Falls, OH, 3.00% BANs, 12/15/2005                      13,992,353
    4,890,000             Cuyahoga, OH Community College District, (Series
                          2002B), Weekly VRDNs (AMBAC INS)/(Key Bank, N.A.
                          LIQ)                                                             4,890,000
    6,800,000             Dublin, OH City School District, 3.50% BANs,
                          12/15/2005                                                       6,807,065
    1,250,000             Dublin, OH, Industrial Development Refunding
                          Revenue Bonds (Series 1997), Weekly VRDNs (Witco
                          Corp.)/(Bank of America N.A. LOC)                                1,250,000
    3,095,000             Franklin County, OH Health Care Facilities, (Series
                          1999 A), Weekly VRDNs (National Church
                          Residences)/(Key Bank, N.A. LOC)                                 3,095,000
    7,250,000             Franklin County, OH Health Care Facilities, (Series
                          2004), Weekly VRDNs (Creekside at the Village)/(Key
                          Bank, N.A. LOC)                                                  7,250,000
    14,705,000            Franklin County, OH Health Care Facilities, (Series
                          2005), Weekly VRDNs (First Community Village)/(KBC
                          Bank N.V. LOC)                                                  14,705,000
    32,000,000            Franklin County, OH Health Care Facilities, (Series
                          2005), Weekly VRDNs (Traditions Healthcare
                          Obligated Group)/(U.S. Bank, N.A. LOC)                          32,000,000
    6,670,000             Franklin County, OH Health Care Facilities,
                          Refunding & Improvement Revs, (Series 2002 B),
                          Weekly VRDNs (Ohio Presbyterian Retirement
                          Services)/(National City Bank, Ohio LOC)                         6,670,000
    4,500,000             Franklin County, OH IDA, Weekly VRDNs (Heekin Can,
                          Inc.)/(J P Morgan Chase Bank, N.A. LOC)                          4,500,000
    11,400,000            Franklin County, OH Revenue, (Series 2000F), Weekly
                          VRDNs (Trinity Healthcare Credit Group)                         11,400,000
    5,950,000             Geauga County, OH, (Series 2001), Weekly VRDNs
                          (Montefiore Housing Corp.)/(Key Bank, N.A. LOC)                  5,950,000
    1,015,000             Genoa Village, OH, (Series 1999), Weekly VRDNs
                          (Genoa Health Care Center)/(Fifth Third Bank,
                          Cincinnati LOC)                                                  1,015,000
    7,340,000             Greene County, OH Hospital Facilities Revenue
                          Authority, (Series 1999A), Weekly VRDNs (Med Health
                          System)/(Key Bank, N.A. LOC)                                     7,340,000
    2,770,000             Greene County, OH, (Series 2005A), 3.00% BANs,
                          2/23/2006                                                        2,775,066
    5,000,000             Grove City, OH, 3.00% BANs, 12/7/2005                            5,003,856
    3,580,000             Hamilton County, OH Hospital Facilities Authority,
                          (Series 1999A), Weekly VRDNs (Drake Center,
                          Inc.)/(U.S. Bank, N.A. LOC)                                      3,580,000
    10,800,000            Hamilton County, OH Hospital Facilities Authority,
                          (Series 2002A), Weekly VRDNs (The Elizabeth Gamble
                          Deaconess Home Association)/(J P Morgan Chase Bank,
                          N.A. LOC)                                                       10,800,000
    5,000,000             Hamilton County, OH Hospital Facilities Authority,
                          (Series 2002-I), Weekly VRDNs (Children's Hospital
                          Medical Center)/(U.S. Bank, N.A. LOC)                            5,000,000
    4,393,000             Hamilton County, OH Hospital Facilities Authority,
                          (Series B), Revenue Bonds, Weekly VRDNs (Health
                          Alliance of Greater Cincinnati)/(MBIA Insurance
                          Corp. INS)/(Credit Suisse, Zurich LIQ)                           4,393,000
    4,620,000             Hamilton County, OH, (Series 2000A), Weekly VRDNs
                          (Deaconess Long Term Care, Inc.)/(LaSalle Bank,
                          N.A. LOC)                                                        4,620,000
    21,500,000            Hamilton County, OH, (Series 2004), Weekly VRDNs
                          (Block 3 Project)/(Bank of New York and Citizens
                          Bank of Pennsylvania LOCs)                                      21,500,000
    5,250,000             Hamilton County, OH, (Series 2004), Weekly VRDNs
                          (Stratford Heights)/(Bank of New York and Citizens
                          Bank of Pennsylvania LOCs)                                       5,250,000
    6,350,000             Hamilton, OH, 4.00% BANs, 5/4/2006                               6,385,790
    8,745,000             Huber Heights, OH, 3.25% BANs, 3/16/2006                         8,767,059
    12,800,000            Lake County, OH, Weekly VRDNs (Lake County, OH
                          Hospital System, Inc.)/(Radian Asset Assurance
                          INS)/(Bank of America N.A. LIQ)                                 12,800,000
    4,450,000             Lima, OH, 4.00% BANs, 5/4/2006                                   4,472,427
    6,925,000             Lorain County, OH EDA, Weekly VRDNs (Lake Ridge
                          Academy)/(National City Bank, Ohio LOC)                          6,925,000
    4,765,000             Louisville, OH, (Series 1999A), Weekly VRDNs (St.
                          Joseph Care Center)/(FirstMerit Bank, N.A. LOC)                  4,765,000
    5,190,000             Louisville, OH, (Series 1999B), Weekly VRDNs (St.
                          Joseph Care Center)/(FirstMerit Bank, N.A. LOC)                  5,190,000
    7,400,000             Lucas County, OH IDA, Weekly VRDNs (Kroger
                          Co.)/(U.S. Bank, N.A. LOC)                                       7,400,000
    12,545,000            Lucas County, OH, Weekly VRDNs (Lutheran Homes
                          Society)/(Fifth Third Bank, Cincinnati LOC)                     12,545,000
    30,000                Lucas County, OH, Weekly VRDNs (Sunshine Children's
                          Home)/(National City Bank, Ohio LOC)                                30,000
    9,000,000             Mahoning County, OH Hospital Facilities, (Series
                          B), Weekly VRDNs (Forum Group, Inc.)/(MBIA
                          Insurance Corp. INS)/(J P Morgan Chase Bank, N.A.
                          LIQ)                                                             9,000,000
    3,283,000             Maple Heights, OH City School District, 3.85% BANs,
                          4/28/2006                                                        3,298,562
    1,220,000             Marion County, OH Health Care Facilities, Weekly
                          VRDNs (Marion Area Counseling Center,
                          Inc.)/(Huntington National Bank, Columbus, OH LOC)               1,220,000
    4,550,000             Mason, OH, 4.25% BANs, 5/25/2006                                 4,583,518
    2,450,000             Middletown, OH, Weekly VRDNs (Bishop Fenwick High
                          School)/(J P Morgan Chase Bank, N.A. LOC)                        2,450,000
    5,925,000             North Ridgeville, OH, (Series C), 4.00% BANs,
                          5/3/2006                                                         5,955,294
    4,625,000    (2)      Ohio State Building Authority, (Series 2002)
                          FR/RI-L39J, Weekly VRDNs (Lehman Brothers Holdings,
                          Inc. LIQ)                                                        4,625,000
    225,000               Ohio State Higher Educational Facilities
                          Commission, Weekly VRDNs (Notre Dame
                          College)/(National City Bank, Ohio LOC)                            225,000
    3,620,000             Ohio State Higher Educational Facilities
                          Commission, (Series A), Weekly VRDNs (John Carroll
                          University, OH)/(Allied Irish Banks PLC LOC)                     3,620,000
    5,695,000    (2)      Ohio State Turnpike Commission, Floater
                          Certificates (Series 1998-71), Weekly VRDNs (FGIC
                          INS)/(Morgan Stanley LIQ)                                        5,695,000
    6,505,000             Ohio State University, (Series 1999 B2), Weekly
                          VRDNs                                                            6,505,000
    6,000,000             Ohio State, (Series 2001B) Weekly VRDNs                          6,000,000
    2,500,000             Painesville, OH Local School District, 2.71% BANs,
                          2/16/2006                                                        2,502,212
    7,750,000             Painesville, OH Local School District, 3.50% BANs,
                          2/16/2006                                                        7,765,496
    8,750,000             Pike County, OH Health Care Facilities, (Series
                          2005), Weekly VRDNs (Bristol Village Homes)/(Key
                          Bank, N.A. LOC)                                                  8,750,000
    5,000,000             Port of Greater Cincinnati, OH Development
                          Authority, (Series 2003A), Weekly VRDNs (National
                          Underground Railroad Freedom Center, Inc.)/(Fifth
                          Third Bank, Cincinnati, J P Morgan Chase Bank,
                          N.A., LaSalle Bank, N.A. and U.S. Bank, N.A. LOCs)               5,000,000
    4,955,000             Ross County, OH, Weekly VRDNs (Adena Health
                          System)/(Huntington National Bank, Columbus, OH LOC)             4,955,000
    7,585,000             Seneca County, OH Health Care Facilities, Revenue
                          Refunding and Improvement Bonds (Series 2003),
                          Weekly VRDNs (Good Shepherd Home)/(Fifth Third
                          Bank, Cincinnati LOC)                                            7,585,000
    9,000,000             Seneca East Local School District, OH, 3.45% BANs,
                          11/3/2005                                                        9,000,313
    2,225,000             Summit County, OH, (Series 1996), Weekly VRDNs
                          (United Disability Services, Inc.)/(FirstMerit
                          Bank, N.A. LOC)                                                  2,225,000
    5,870,000             Summit County, OH, (Series 2002), Weekly VRDNs (The
                          Western Reserve Academy)/(Key Bank, N.A. LOC)                    5,870,000
    7,000,000             University of Toledo, (Series A), 3.25% BANs,
                          1/26/2006                                                        7,014,488
    3,770,000             Village of Holland, OH, (Series 2001), Weekly VRDNs
                          (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati
                          LOC)                                                             3,770,000
    9,075,000             Warrensville Heights, OH, 4.00% BANs, 6/1/2006                   9,126,163
    1,000,000             Wayne County, OH, Health Care Facility Revenue
                          Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(J
                          P Morgan Chase Bank, N.A. LOC)                                   1,000,000
                          Total                                                          519,396,220
                          Oklahoma--0.3%
    4,600,000             Muskogee, OK Industrial Trust, (Series 1985),
                          Weekly VRDNs (Warmack Muskogee Ltd.
                          Partnership)/(Bank of America N.A. LOC)                          4,600,000
    3,090,000             Oklahoma Development Finance Authority, (Series
                          2001), Weekly VRDNs (Oklahoma Centennial Fund,
                          Inc.)/(Bank of America N.A. LOC)                                 3,090,000
    7,400,000             Oklahoma State Industries Authority, (Series 2002),
                          Weekly VRDNs (American Cancer Society, Inc.)/(Bank
                          of America N.A. LOC)                                             7,400,000
    7,885,000             Payne County, OK EDA, (Series 2005), Weekly VRDNs
                          (OSUF Phase III Student Housing LLC)/(AMBAC
                          INS)/(Dexia Credit Local LIQ)                                    7,885,000
    3,000,000    (2)       Tulsa, OK International Airport, Variable Rate
                          Certificates (Series 1997B-2), Weekly VRDNs (MBIA
                          Insurance Corp. INS)/(Bank of America N.A. LIQ)                  3,000,000
                          Total                                                           25,975,000
                          Oregon--0.3%
    12,900,000            Oregon State Housing and Community Services
                          Department, (Series O), 2.23% BANs, 12/1/2005                   12,900,000
    5,500,000             Portland, OR Economic Development Revenue Board,
                          (Series 2003-A), Weekly VRDNs (Broadway Housing
                          LLC)/(AMBAC INS)/(Key Bank, N.A. LIQ)                            5,500,000
    12,385,000   (2)      Portland, OR Sewer System, (PT-2687), 2.65% TOBs
                          (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional
                          Tender 1/5/2006                                                 12,385,000
                          Total                                                           30,785,000
                          Pennsylvania--6.2%
    6,000,000    (2)       ABN AMRO MuniTOPS Certificates Trust (Pennsylvania
                          Non-AMT), (Series 2003-24), Weekly VRDNs
                          (Philadelphia, PA School District)/(FSA INS)/(ABN
                          AMRO Bank NV, Amsterdam LIQ)                                     6,000,000
    16,665,000            Adams County, PA IDA, (Series 2002), Weekly VRDNs
                          (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied
                          Irish Banks PLC LIQ)                                            16,665,000
    5,130,000             Allegheny County, PA HDA, (Series 1990 D), Weekly
                          VRDNs (Presbyterian University Hospital)/(MBIA
                          Insurance Corp. INS)/(J P Morgan Chase Bank, N.A.
                          LIQ)                                                             5,130,000
    10,000,000            Allegheny County, PA HDA, (Series 2005A), Weekly
                          VRDNs (Children's Institute of
                          Pittsburgh)/(Citizens Bank of Pennsylvania LOC)                 10,000,000
    10,005,000            Allegheny County, PA HDA, (Series 2005B), Weekly
                          VRDNs (Children's Institute of
                          Pittsburgh)/(Citizens Bank of Pennsylvania LOC)                 10,005,000
    4,455,000             Allegheny County, PA HDA, (Series B1), Weekly VRDNs
                          (Presbyterian University Hospital)/(J P Morgan
                          Chase Bank, N.A. LOC)                                            4,455,000
    3,095,000             Allegheny County, PA IDA, (Series 1992), Weekly
                          VRDNs (Eleven Parkway Center Associates)/(National
                          City Bank, Pennsylvania LOC)                                     3,095,000
    3,000,000             Allegheny County, PA IDA, (Series 2005), Weekly
                          VRDNs (Carnegie Museums of Pittsburgh)/(Citizens
                          Bank of Pennsylvania LOC)                                        3,000,000
    1,015,000             Allegheny County, PA IDA, (Series A of 1997),
                          Weekly VRDNs (Jewish Community Center)/(National
                          City Bank, Pennsylvania LOC)                                     1,015,000
    585,000               Allegheny County, PA IDA, (Series B of 1997),
                          Weekly VRDNs (Jewish Community Center)/(National
                          City Bank, Pennsylvania LOC)                                       585,000
    6,900,000             Allegheny County, PA IDA, (Series B), Weekly VRDNs
                          (Zoological Society of Pittsburgh)/(PNC Bank, N.A.
                          LOC)                                                             6,900,000
    5,000,000             Allegheny County, PA IDA, (Series of 2002), Weekly
                          VRDNs (Carnegie Museums of Pittsburgh)/(Citizens
                          Bank of Pennsylvania LOC)                                        5,000,000
    4,000,000             Bermudian Springs, PA School District, (Series
                          2005), Weekly VRDNs (FSA INS)/(Royal Bank of
                          Canada, Montreal LIQ)                                            4,000,000
    7,805,000             Butler County, PA IDA, (Series 2000A), Weekly VRDNs
                          (Concordia Lutheran Ministries)/(Radian Asset
                          Assurance INS)/(Bank of America N.A. LIQ)                        7,805,000
    14,260,000            Butler County, PA IDA, (Series A of 2004), Weekly
                          VRDNs (Concordia Lutheran Ministries)/(Bank of
                          America N.A. LOC)                                               14,260,000
    4,440,000             Chartiers Valley, PA Industrial & Commercial
                          Development Authority, (Series 2000B), Weekly VRDNs
                          (Asbury Heights)/(LaSalle Bank, N.A. LOC)                        4,440,000
    6,600,000             Chester County, PA IDA, (Series of 2003), Weekly
                          VRDNs (West Chester University)/(Citizens Bank of
                          Pennsylvania LOC)                                                6,600,000
    8,400,000             Clearfield County, PA IDA, (Series 2002), Weekly
                          VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A.
                          LOC)                                                             8,400,000
    5,000,000    (2)      Commonwealth of Pennsylvania, (Series 2001-JPMC5),
                          Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)                       5,000,000
    4,561,500    (2)      Commonwealth of Pennsylvania, Floater Certificates
                          (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan
                          Stanley LIQ)                                                     4,561,500
    6,000,000             Cumberland County, PA Municipal Authority, (Series
                          1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC
                          Bank N.V. LOC)                                                   6,000,000
    3,200,000             Cumberland County, PA, (Series of 2001), Weekly
                          VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)                       3,200,000
    3,600,000             Dallastown Area School District, PA, (Series 1998),
                          Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)                     3,600,000
    7,870,000             Dauphin County, PA General Authority, (Education
                          and Health Loan Program, Series 1997), Weekly VRDNs
                          (AMBAC INS)/(J P Morgan Chase Bank, N.A. LIQ)                    7,870,000
    10,000,000            Dauphin County, PA IDA, (Series 2005), Weekly VRDNs
                          (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC)                10,000,000
    4,400,000             Delaware County, PA Authority, Hospital Revenue
                          Bonds (Series of 1996), Weekly VRDNs
                          (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC)              4,400,000
    4,555,000    (2)      Delaware Valley, PA Regional Finance Authority,
                          Variable Rate Certificates (Series 2002E), Weekly
                          VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)                     4,555,000
    18,500,000            Doylestown Hospital Authority, PA, (Series 1998 B),
                          Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC
                          INS)/(PNC Bank, N.A. LIQ)                                       18,500,000
    3,000,000             East Hempfield Township, PA IDA, (Series of 1997),
                          Weekly VRDNs (Mennonite Home)/(Manufacturers &
                          Traders Trust Co., Buffalo, NY LOC)                              3,000,000
    12,450,000            Erie County, PA Hospital Authority Weekly VRDNs
                          (St. Vincent Health System)/(Manufacturers &
                          Traders Trust Co., Buffalo, NY LOC)                             12,450,000
    4,200,000             Erie County, PA Hospital Authority, (Series A of
                          2001), Weekly VRDNs (Forestview Health Care
                          Center)/(KBC Bank N.V. LOC)                                      4,200,000
    8,000,000             Hamburg, PA Area School District, (Series of
                          2005),Weekly VRDNs (FSA INS)/(Royal Bank of Canada,
                          Montreal LIQ)                                                    8,000,000
    9,700,000             Horizon Hospital System Authority, PA, (Series
                          2002),Weekly VRDNs (St. Paul Homes)/(Manufacturers
                          & Traders Trust Co., Buffalo, NY LOC)                            9,700,000
    10,840,000            Huntingdon County, PA General Authority, (Series
                          A),Weekly VRDNs (Juniata College)/(PNC Bank, N.A.
                          LOC)                                                            10,840,000
    2,914,000             Lawrence County, PA IDA, (Series 2003),Weekly VRDNs
                          (Villa Maria Retirement Center)/(Allied Irish Banks
                          PLC LOC)                                                         2,914,000
    4,720,000             Lebanon County, PA Health Facilities Authority,
                          (Series 1999),Weekly VRDNs (United Church of Christ
                          Homes, Inc.)/(Manufacturers & Traders Trust Co.,
                          Buffalo, NY LOC)                                                 4,720,000
    6,710,000             Lehigh County, PA General Purpose Authority,
                          (Series 2000),Weekly VRDNs (The Good Shepherd
                          Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)                      6,710,000
    5,500,000             Luzerne County, PA, (Series 2004),Weekly VRDNs (PNC
                          Bank, N.A. LOC)                                                  5,500,000
    8,200,000             Mercersburg Borough, PA General Purpose Authority,
                          (Series A of 2000),Weekly VRDNs (Regents of the
                          Mercersburg College)/(SunTrust Bank LOC)                         8,200,000
    9,300,000             Mercersburg Borough, PA General Purpose Authority,
                          (Series B of 2000),Weekly VRDNs (Regents of the
                          Mercersburg College)/(SunTrust Bank LOC)                         9,300,000
    17,805,000            Montgomery County, PA IDA, (Series 2005),Weekly
                          VRDNs (Meadowood Corp.)/(Citizens Bank of
                          Pennsylvania LOC)                                               17,805,000
    10,150,000            Montgomery County, PA IDA, PCR (2002 Series
                          A),Weekly VRDNs (Exelon Generation Co.
                          LLC)/(Wachovia Bank N.A. LOC)                                   10,150,000
    3,780,000             Moon, PA IDA, (Series 2005),Weekly VRDNs (YMCA of
                          Greater Pittsburgh)/(PNC Bank, N.A. LOC)                         3,780,000
    900,000               Pennsylvania EDFA, (Series 1996 E), Weekly VRDNs
                          (Adelphoi, Inc.)/(PNC Bank, N.A. LOC)                              900,000
    8,100,000             Pennsylvania State Higher Education Facilities
                          Authority, (Series 2001 H5),Weekly VRDNs (Keystone
                          College)/(PNC Bank, N.A. LOC)                                    8,100,000
    9,800,000             Pennsylvania State Higher Education Facilities
                          Authority, (Series 2002B),Weekly VRDNs (Drexel
                          University)/(Landesbank Hessen-Thueringen (GTD) LOC)             9,800,000
    7,400,000             Pennsylvania State Higher Education Facilities
                          Authority, (Series H1),Weekly VRDNs (Beaver
                          College, PA)/(Allied Irish Banks PLC LOC)                        7,400,000
    2,100,000             Pennsylvania State Higher Education Facilities
                          Authority, (Series I-4),Weekly VRDNs (Messiah
                          College)/(PNC Bank, N.A. LOC)                                    2,100,000
    7,685,000             Pennsylvania State Higher Education Facilities
                          Authority, (Series J1),Weekly VRDNs (Juniata
                          College)/(Allied Irish Banks PLC LOC)                            7,685,000
    6,975,000    (2)      Pennsylvania State Higher Education Facilities
                          Authority, ROCs (Series 1018),Weekly VRDNs (AMBAC
                          INS)/(Citigroup Global Markets Holdings, Inc. LIQ)               6,975,000
    1,000,000             Pennsylvania State University, (Series 2002),Weekly
                          VRDNs (Toronto Dominion Bank LIQ)                                1,000,000
    3,700,000             Philadelphia, PA Authority for Industrial
                          Development, (Series 1998),Weekly VRDNs
                          (Philadelphia Academy of Music)/(Wachovia Bank N.A.
                          LOC)                                                             3,700,000
    7,100,000             Philadelphia, PA Hospitals & Higher Education
                          Facilities Authority, (Series 2002-D),Daily VRDNs
                          (Children's Hospital of Philadelphia)/(MBIA
                          Insurance Corp. INS)/(WestLB AG (GTD) LIQ)                       7,100,000
    15,200,000            Philadelphia, PA Hospitals & Higher Education
                          Facilities Authority, (Series 2003A),Daily VRDNs
                          (Children's Hospital of Philadelphia)/(J P Morgan
                          Chase Bank, N.A. LIQ)                                           15,200,000
    3,755,000             Philadelphia, PA Hospitals & Higher Education
                          Facilities Authority, (Series 2004),Weekly VRDNs
                          (Philadelphia Protestant Home)/(Bank of America
                          N.A. LOC)                                                        3,755,000
    138,600,000           Philadelphia, PA, (Series A of 2005-2006), 4.00%
                          TRANs, 6/30/2006                                               139,696,023
    9,000,000             Southcentral PA, General Authority, (Series
                          2005),Weekly VRDNs (Hanover Lutheran Retirement
                          Village, Inc.)/(Manufacturers & Traders Trust Co.,
                          Buffalo, NY LOC)                                                 9,000,000
    16,755,000            Southcentral PA, General Authority, (Series
                          2005A),Weekly VRDNs (Wellspan Health Obligated
                          Group)/(AMBAC INS)/(Citibank N.A., New York LIQ)                16,755,000
    29,635,000            Southcentral PA, General Authority, (Series
                          2005B),Weekly VRDNs (Wellspan Health Obligated
                          Group)/(AMBAC INS)/(Citibank N.A., New York LIQ)                29,635,000
    10,765,000            Washington County, PA IDA, (Series 2000),Weekly
                          VRDNs (Presbyterian SeniorCare-Southminister
                          Place)/(Radian Asset Assurance INS)/(National City
                          Bank, Pennsylvania LIQ)                                         10,765,000
    4,000,000             Westmoreland County, PA IDA, (Series 2000A),Weekly
                          VRDNs (Redstone Presbyterian Senior Care Obligated
                          Group)/(Mellon Bank N.A., Pittsburgh LOC)                        4,000,000
    13,295,000            Westmoreland County, PA IDA, (Series 2005C),Weekly
                          VRDNs (Excela Health)/(Wachovia Bank N.A. LOC)                  13,295,000
                          Total                                                          599,171,523
                          Puerto Rico--0.5%
    35,000,000   (2)      Puerto Rico Highway and Transportation Authority,
                          (PT-3189), 3.15% TOBs (AMBAC XIS Financial Guaranty
                          N.A. INS) and Dexia Credit Local LIQs), Optional
                          Tender 10/12/2006                                               35,000,000
    1,995,000    (2)      Puerto Rico Public Finance Corp., Class A
                          Certificates (Series 2002-195), Weekly VRDNs (AMBAC
                          INS)/(Bear Stearns Cos., Inc. LIQ)                               1,995,000
    14,200,000   (2)      Puerto Rico Public Finance Corp., Floater
                          Certificates (Series 2002-705D), Weekly VRDNs
                          (AMBAC INS)/(Morgan Stanley LIQ)                                14,200,000
                          Total                                                           51,195,000
                          South Carolina--0.8%
    5,922,000    (2)      Berkeley County, SC School District, Floater
                          Certificates (Series 2001-656), Weekly VRDNs (FSA
                          INS)/(Morgan Stanley LIQ)                                        5,922,000
    4,905,000    (2)      Grand Strand Water & Sewage Authority, SC, MERLOTS
                          (Series 2001-A118), 2.11% TOBs (FSA INS)/(Wachovia
                          Bank N.A. LIQ), Optional Tender 11/10/2005                       4,905,000
    9,867,500    (2)      South Carolina State Public Service Authority,
                          (MERLOTS Series 2004-B6), Weekly VRDNs (AMBAC
                          INS)/(Wachovia Bank N.A. LIQ)                                    9,867,500
    6,500,000    (2)      South Carolina State Public Service Authority,
                          MERLOTS (Series 2000L), Weekly VRDNs (MBIA
                          Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                    6,500,000
    38,895,000            South Carolina, EDA, (Series 2001), Weekly VRDNs
                          (Sisters of Charity Providence Hospitals)/(Wachovia
                          Bank N.A. LOC)                                                  38,895,000
    5,000,000             South Carolina, EDA, (Series 2002), Weekly VRDNs
                          (Carolina Piedmont Foundation, Inc.)/(Bank of
                          America N.A. LOC)                                                5,000,000
    2,420,000             University of South Carolina Athletic Facilities,
                          (Series 2005A), 3.50% BANs, 3/16/2006                            2,428,724
                          Total                                                           73,518,224
                          Tennessee--2.4%
    13,071,000   (2)      ABN AMRO MuniTOPS Certificates Trust (Multistate
                          Non-AMT), (Series 1999-1), Weekly VRDNs
                          (Metropolitan Government Nashville & Davidson
                          County, TN)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam
                          LIQ)                                                            13,071,000
    14,610,000            Chattanooga, TN HEFA, Weekly VRDNs (Mccallie
                          School)/(SunTrust Bank LOC)                                     14,610,000
    6,800,000             Chattanooga, TN HEFA, Weekly VRDNs (Sisken
                          Hospital)/(Bank of America N.A. LOC)                             6,800,000
    9,005,000             Chattanooga, TN HEFA, (Series 2003), Weekly VRDNs
                          (Southern Adventist University)/(Bank of America
                          N.A. LOC)                                                        9,005,000
    4,100,000             Chattanooga, TN IDB, (Series 1997), Weekly VRDNs
                          (YMCA)/(SunTrust Bank LOC)                                       4,100,000
    17,435,000   (2)      Elizabethton, TN Health & Educational Facilities
                          Board, MERLOTS (Series 2000 GG), 2.11% TOBs
                          (Mountain States Health Alliance)/(MBIA Insurance
                          Corp. INS)/(Wachovia Bank N.A. LIQ), Optional
                          Tender 11/10/2005                                               17,435,000
    7,200,000             Jackson County, TN IDB, (Series B), Daily VRDNs
                          (Esselte AB)/(Bank of America N.A. LOC)                          7,200,000
    9,065,000             Jackson, TN Energy Authority, (Series 2002), Weekly
                          VRDNs (Jackson, TN Gas System)/(FSA INS)/(SunTrust
                          Bank LIQ)                                                        9,065,000
    10,655,000            Jackson, TN Energy Authority, (Series 2002), Weekly
                          VRDNs (Jackson, TN Water System)/(FSA
                          INS)/(SunTrust Bank LIQ)                                        10,655,000
    6,300,000             Knox County, TN Health Education & Housing
                          Facilities Board, (Series 2000), Weekly VRDNs
                          (Episcopal School of Knoxville)/(SunTrust Bank LOC)              6,300,000
    10,700,000            Knox County, TN Health Education & Housing
                          Facilities Board, (Series 2000), Weekly VRDNs
                          (Johnson Bible College)/(Amsouth Bank N.A.,
                          Birmingham, AL LOC)                                             10,700,000
    1,725,000             Knox County, TN IDB, (Series 1999), Weekly VRDNs
                          (Educational Services of the South, Inc.)/(SunTrust
                          Bank LOC)                                                        1,725,000
    8,450,000             Memphis, TN Center City Revenue Finance Corp.,
                          (Series 1996A), Weekly VRDNs (South
                          Bluffs)/(National Bank of Commerce, Memphis, TN LOC)             8,450,000
    520,000               Memphis, TN, (Series 1995A), Weekly VRDNs (WestLB
                          AG (GTD) LIQ)                                                      520,000
    3,400,000             Metropolitan Government Nashville & Davidson
                          County, TN HEFA, Weekly VRDNs (Belmont
                          University)/(SunTrust Bank LOC)                                  3,400,000
    600,000               Metropolitan Government Nashville & Davidson
                          County, TN HEFA, (Series 1996), Weekly VRDNs (Dede
                          Wallace Center)/(SunTrust Bank LOC)                                600,000
    6,500,000             Metropolitan Government Nashville & Davidson
                          County, TN HEFA, (Series 1997), Weekly VRDNs
                          (Belmont University)/(SunTrust Bank LOC)                         6,500,000
    7,775,000             Metropolitan Government Nashville & Davidson
                          County, TN IDB, (Series 2003), Weekly VRDNs (David
                          Lipscomb University)/(SunTrust Bank LOC)                         7,775,000
    17,000,000            Metropolitan Government Nashville & Davidson
                          County, TN IDB, (Series 2004), Weekly VRDNs
                          (Nashville Symphony Association)/(Bank of America
                          N.A. LOC)                                                       17,000,000
    295,000               Montgomery County, TN Public Building Authority,
                          Pooled Financing Revenue Bonds (Series 1996),
                          Weekly VRDNs (Montgomery County Loan)/(Bank of
                          America N.A. LOC)                                                  295,000
    4,200,000             Sevier County, TN Public Building Authority,
                          (Series II-B-2), Weekly VRDNs (Citizens Gas Utility
                          District of Scott & Morgan Counties)/(AMBAC
                          INS)/(KBC Bank N.V. LIQ)                                         4,200,000
    2,685,000             Sevier County, TN Public Building Authority,
                          (Series II-G-3), Weekly VRDNs (Maryville,
                          TN)/(AMBAC INS)/(KBC Bank N.V. LIQ)                              2,685,000
    7,860,000             Sevier County, TN Public Building Authority, Local
                          Government Public Improvement Bonds, (Series
                          II-G-1), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V.
                          LIQ)                                                             7,860,000
    20,900,000            Shelby County, TN Health Education & Housing
                          Facilities Board, (Series 2003C), Weekly VRDNs
                          (Village at Germantown, Inc.)/(BNP Paribas SA LOC)              20,900,000
    11,545,000   (2)      Shelby County, TN, Floater Certificates (Series
                          2001-561), Weekly VRDNs (Morgan Stanley LIQ)                    11,545,000
    710,000               Washington County, TN IDB, (Series 1996), Weekly
                          VRDNs (Springbrook Properties)/(SunTrust Bank LOC)                 710,000
    24,000,000            Wilson County, TN Sports Authority, (Series 1999),
                          Weekly VRDNs (Mercantile Safe Deposit & Trust Co.,
                          Baltimore LOC)                                                  24,000,000
                          Total                                                          227,106,000
                          Texas--10.7%
    20,996,000   (2)      ABN AMRO MuniTOPS Certificates Trust (Multistate
                          Non-AMT), (Series 1998-190, Weekly VRDNs (Dallas,
                          TX Waterworks & Sewer System)/(FSA INS)/(ABN AMRO
                          Bank NV, Amsterdam LIQ)                                         20,996,000
    5,500,000    (2)      ABN AMRO MuniTOPS Certificates Trust (Multistate
                          Non-AMT), (Series 2002-16), Weekly VRDNs (Leander,
                          TX ISD)/(Texas Permanent School Fund Guarantee
                          Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)                   5,500,000
    16,745,000   (2)      ABN AMRO MuniTOPS Certificates Trust (Multistate
                          Non-AMT), (Series 2004-5), Weekly VRDNs (Lake
                          Travis, TX ISD)/(Texas Permanent School Fund
                          Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam
                          LIQ)                                                            16,745,000
    24,470,000   (2)      ABN AMRO MuniTOPS Certificates Trust (Texas
                          Non-AMT), (Series 2005-8), Weekly VRDNs (North
                          Texas Tollway Authority)/(FSA INS)/(ABN AMRO Bank
                          NV, Amsterdam LIQ)                                              24,470,000
    10,890,000   (2)      Aldine, TX ISD, (Series 1997) SGB-30, Weekly VRDNs
                          (Texas Permanent School Fund Guarantee Program
                          GTD)/(Societe Generale, Paris LIQ)                              10,890,000
    5,935,000    (2)      Arlington, TX, PUTTERs (Series 760), Weekly VRDNs
                          (FSA INS)/(J P Morgan Chase Bank, N.A. LIQ)                      5,935,000
    13,805,000   (2)      Austin, TX Electric Utility System, (Series
                          2002-744D), Weekly VRDNs (AMBAC INS)/(Morgan
                          Stanley LIQ)                                                    13,805,000
    6,415,000    (2)       Austin, TX Water and Wastewater System, MERLOTS
                          (Series 2001 A-63), Weekly VRDNs (FSA
                          INS)/(Wachovia Bank N.A. LIQ)                                    6,415,000
    59,210,000            Austin, TX, Hotel Occupancy Tax (Series 2005),
                          Weekly VRDNs (CDC IXIS Financial Guaranty N.A.
                          INS)/(Dexia Credit Local LIQ)                                   59,210,000
    10,000,000   (2)      Austin, TX, MERLOTS (Series 2000-A26), 2.11% TOBs
                          (MBIA Insurance Corp. INS)/(Wachovia Bank N.A.
                          LIQ), Optional Tender 11/10/2005                                10,000,000
    14,265,000   (2)      Bastrop, TX ISD, (PT-2775), Weekly VRDNs (Texas
                          Permanent School Fund Guarantee Program
                          GTD)/(Merrill Lynch & Co., Inc. LIQ)                            14,265,000
    3,500,000             Bexar County, TX Housing Finance Corp., (Series
                          2005A), Weekly VRDNs (Summit Hills
                          Apartments)/(FHLMC LOC)                                          3,500,000
    13,815,000   (2)      Bexar County, TX, Clippers (Series 2001-3), 2.82%
                          TOBs (MBIA Insurance Corp. INS)/(State Street Bank
                          and Trust Co. LIQ), Optional Tender 3/9/2006                    13,815,000
    10,000,000            Crawford, TX Education Facilities Corp., (Series
                          2004A), Weekly VRDNs (Central Houston Parking
                          LLC)/(BNP Paribas SA LOC)                                       10,000,000
    11,875,000   (2)       Cypress-Fairbanks, TX ISD, (PT-2858), 2.65% TOBs
                          (Texas Permanent School Fund Guarantee Program
                          GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional
                          Tender 1/5/2006                                                 11,875,000
    10,700,000   (2)      Fort Worth, TX Water & Sewer, (PT-2692) Weekly
                          VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)                 10,700,000
    12,225,000   (2)      Frisco, TX, (PT-2737), Weekly VRDNs (MBIA Insurance
                          Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)                      12,225,000
    8,605,000    (2)      Frisco, TX, (PT-2789), Weekly VRDNs (MBIA Insurance
                          Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)                       8,605,000
    400,000               Grapevine, TX, IDC, (Series 1993), Weekly VRDNs
                          (Southern Air Transport, Inc.)/(Bank of Montreal
                          LOC)                                                               400,000
    13,445,000   (2)      Grapevine-Colleyville, TX ISD, (PT-2766), Weekly
                          VRDNs (Texas Permanent School Fund Guarantee
                          Program GTD)/(Merrill Lynch & Co., Inc. LIQ)                    13,445,000
    4,900,000             Harris County, TX HFDC, (Series 2000), Weekly VRDNs
                          (St. Dominic Village)/(J P Morgan Chase Bank, N.A.
                          LOC)                                                             4,900,000
    69,000,000            Harris County, TX HFDC, (Series 2005A), Weekly
                          VRDNs (St. Luke's Episcopal Hospital)/(FGIC
                          INS)/(Citibank N.A., New York and J P Morgan Chase
                          Bank, N.A. LIQs)                                                69,000,000
    30,000,000            Harris County, TX HFDC, (Series 2005B), Daily VRDNs
                          (Methodist Hospital, Harris County, TX)                         30,000,000
    28,270,000   (2)      Harris County, TX, (ROCs Series 4056), Weekly VRDNs
                          (Citigroup Global Markets Holdings, Inc. LIQ)                   28,270,000
    12,000,000   (2)      Houston, TX Airport System, MERLOTS (Series
                          2000-A25), Weekly VRDNs (FSA INS)/(Wachovia Bank
                          N.A. LIQ)                                                       12,000,000
    10,580,000   (2)      Houston, TX Combined Utility System, (PT-2670),
                          Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill
                          Lynch & Co., Inc. LIQ)                                          10,580,000
    3,235,000    (2)      Houston, TX Combined Utility System, MERLOTS
                          (Series 2004 C-17), Weekly VRDNs (MBIA Insurance
                          Corp. INS)/(Wachovia Bank N.A. LIQ)                              3,235,000
    10,270,000            Houston, TX Higher Education Finance Corp., (Series
                          2000A), Weekly VRDNs (Houston Student Housing
                          LLC)/(Wachovia Bank N.A. LOC)                                   10,270,000
    19,435,000   (2)      Houston, TX ISD, Floater Certificates (Series
                          1998-133), Weekly VRDNs (Texas Permanent School
                          Fund Guarantee Program GTD)/(Morgan Stanley LIQ)                19,435,000
    15,300,000   (2)      Houston, TX Water & Sewer System, MERLOTS (Series
                          2001-A128), Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Wachovia Bank N.A. LIQ)                                   15,300,000
    4,160,000    (2)      Houston, TX Water & Sewer System, MERLOTS (Series
                          2002-A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank
                          N.A. LIQ)                                                        4,160,000
    11,080,000            Kendall County, TX Health Facilities Development
                          Corp., (Series 2002-A), Weekly VRDNs (Morningside
                          Ministries Foundation, Inc.)/(J P Morgan Chase
                          Bank, N.A. LOC)                                                 11,080,000
    2,825,000             Kendall County, TX Health Facilities Development
                          Corp., (Series 2002-B), Weekly VRDNs (Morningside
                          Ministries Foundation, Inc.)/(J P Morgan Chase
                          Bank, N.A. LOC)                                                  2,825,000
    9,135,000    (2)      Laredo, TX ISD, (PT-2673), Weekly VRDNs (Texas
                          Permanent School Fund Guarantee Program
                          GTD)/(Merrill Lynch & Co., Inc. LIQ)                             9,135,000
    11,855,000   (2)      McAllen, TX ISD, (PT-3082), Weekly VRDNs (Texas
                          Permanent School Fund Guarantee Program
                          GTD)/(Merrill Lynch & Co., Inc. LIQ)                            11,855,000
    8,560,000    (2)      McKinney, TX ISD, (PT-1180), Weekly VRDNs (Texas
                          Permanent School Fund Guarantee Program
                          GTD)/(Merrill Lynch & Co., Inc. LIQ)                             8,560,000
    5,130,000    (2)      North East, TX ISD, PUTTERs (Series 390), Weekly
                          VRDNs (Texas Permanent School Fund Guarantee
                          Program GTD)/(J P Morgan Chase Bank, N.A. LIQ)                   5,130,000
    970,000               North Richland Hills, TX IDC, Weekly VRDNs (Tecnol,
                          Inc.)/(Bank of America N.A. LOC)                                   970,000
    7,290,000             Richmond, TX Higher Education Finance Corp.,
                          (Series 2003-A), Weekly VRDNs (Bayou Student
                          Housing LLC - University of Houston)/(AMBAC INS)/(J
                          P Morgan Chase Bank, N.A. LIQ)                                   7,290,000
    5,400,000    (2)      San Antonio, TX Electric & Gas System, MERLOTS
                          (Series 2002-A12), Weekly VRDNs (United States
                          Treasury COL)/(Wachovia Bank N.A. LIQ)                           5,400,000
    13,155,000   (2)      San Antonio, TX Electric & Gas System, PUTTERs
                          (Series 768), Weekly VRDNs (FSA INS)/(Dresdner Bank
                          AG, Frankfurt LIQ)                                              13,155,000
    5,375,000    (2)      San Antonio, TX Electric & Gas System, PUTTERs
                          (Series 769), Weekly VRDNs (J P Morgan Chase Bank,
                          N.A. LIQ)                                                        5,375,000
    40,000,000            San Antonio, TX Electric & Gas System, Junior Lien
                          Revenue Bonds (Series 2004), 2.20% TOBs (BNP
                          Paribas SA LIQ), Mandatory Tender 12/1/2005                     40,000,000
    5,850,000    (2)      San Antonio, TX Electric & Gas System, MERLOTS
                          (Series 2001 A10), Weekly VRDNs (Wachovia Bank N.A.
                          LIQ)                                                             5,850,000
    81,710,000   (2)      San Antonio, TX Electric & Gas System, MERLOTS
                          (Series 2002-A53), 2.75% TOBs (FSA INS)/(Wachovia
                          Bank N.A. LIQ), Optional Tender 1/25/2006                       81,710,000
    11,100,000   (2)      San Antonio, TX Electric & Gas System, Municipal
                          Securities Trust Receipts (Series 1997 SG 101),
                          Weekly VRDNs (Societe Generale, Paris LIQ)                      11,100,000
    7,495,000    (2)      San Antonio, TX Electric & Gas System, (PT-1708),
                          Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)                     7,495,000
    8,135,000    (2)      San Antonio, TX Electric & Gas System, PUTTERs
                          (Series 771), Weekly VRDNs (J.P. Morgan Chase & Co.
                          LIQ)                                                             8,135,000
    7,935,000    (2)      San Antonio, TX ISD, (PT-1184), Weekly VRDNs (Texas
                          Permanent School Fund Guarantee Program
                          GTD)/(Merrill Lynch & Co., Inc. LIQ)                             7,935,000
    8,030,000             Tarrant County, TX HFA, (Series A), Weekly VRDNs
                          (Adventist Health System)/(SunTrust Bank LOC)                    8,030,000
    11,510,000   (2)      Tarrant County, TX Housing Finance Corp., PT-482
                          Weekly VRDNs (Bear Creek Apartments)/(FHLMC
                          GTD)/(FHLMC LIQ)                                                11,510,000
    280,000,000           Texas State, (Series 2005), 4.50% TRANs, 8/31/2006             283,495,155
    6,000,000    (2)      Texas Turnpike Authority, ROCs (Series 188), Weekly
                          VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ)                  6,000,000
                          Total                                                        1,031,981,155
                          Utah--0.8%
    10,000,000            Murray City, UT, (Series 2003A), Weekly VRDNs (IHC
                          Health Services, Inc.)                                          10,000,000
    15,200,000            Murray City, Utah Hospital Revenue, (Series 2005A),
                          Daily VRDNs (IHC Health Services, Inc.)/(J P Morgan
                          Chase Bank, N.A. LIQ)                                           15,200,000
    6,350,000             Murray City, Utah Hospital Revenue, (Series 2005B),
                          Daily VRDNs (IHC Health Services, Inc.)/(J P Morgan
                          Chase Bank, N.A. LIQ)                                            6,350,000
    43,000,000            Utah County, UT, (Series 2002B), Weekly VRDNs (IHC
                          Health Services, Inc.)/(WestLB AG (GTD) LIQ)                    43,000,000
    2,490,000    (2)      Utah State Municipal Power Agency, (PT-1813),
                          Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc.
                          LIQ)                                                             2,490,000
                          Total                                                           77,040,000
                          Virginia--1.7%
    10,500,000   (2)       ABN AMRO MuniTOPS Certificates Trust (Virginia
                          Non-AMT), (Series 1998-21), Weekly VRDNs (Norfolk,
                          VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV,
                          Amsterdam LIQ)                                                  10,500,000
    4,010,000             Albemarle County, VA IDA, (Series 1999), Weekly
                          VRDNs (Region Ten Community Services Board,
                          Inc.)/(Wachovia Bank N.A. LOC)                                   4,010,000
    4,385,000             Alexandria, VA IDA, (Series 1999), Weekly VRDNs
                          (Church Schools in the Diocese of
                          Virginia)/(SunTrust Bank LOC)                                    4,385,000
    2,720,000             Arlington County, VA, (Series 2000A), Weekly VRDNs
                          (National Science Teachers Association)/(SunTrust
                          Bank LOC)                                                        2,720,000
    3,010,000             Fairfax County, VA EDA, (Series 1995), Weekly VRDNs
                          (American Society of Civil Engineers Foundation,
                          Inc.)/(SunTrust Bank LOC)                                        3,010,000
    4,000,000             Fairfax County, VA EDA, (Series 2001), Weekly VRDNs
                          (The Langley School)/(SunTrust Bank LOC)                         4,000,000
    1,290,000             Fairfax County, VA EDA, (Series 2002), Weekly VRDNs
                          (Wolf Trap Foundation for the Performing
                          Arts)/(Bank of America N.A. LOC)                                 1,290,000
    7,000,000             Fairfax County, VA IDA, (Series 2005A-2), Weekly
                          VRDNs (Inova Health System)                                      7,000,000
    810,000               Fauquier County, VA IDA, Weekly VRDNs (Warrenton
                          Development Co.)/(Bank of America N.A. LOC)                        810,000
    3,245,000             Henrico County, VA EDA, (Series 2001), Weekly VRDNs
                          (Instructive Visiting Nurse Association)/(SunTrust
                          Bank LOC)                                                        3,245,000
    3,530,000             Henrico County, VA EDA, (Series 2001), Weekly VRDNs
                          (Roslyn Conference Center)/(SunTrust Bank LOC)                   3,530,000
    13,750,000            Henrico County, VA EDA, (Series 2003B), Weekly
                          VRDNs (Westminster-Canterbury of Richmond)/(KBC
                          Bank N.V. LOC)                                                  13,750,000
    32,775,000            Henrico County, VA EDA, (Series 2003B), Weekly
                          VRDNs (Westminster-Canterbury of Richmond)/(KBC
                          Bank N.V. LOC)                                                  32,775,000
    16,800,000   (2)      Henrico County, VA IDA, MERLOTS (Series 1997C),
                          Weekly VRDNs (Bon Secours Health System)/(FSA
                          INS)/(Wachovia Bank N.A. LIQ)                                   16,800,000
    2,000,000             James City County, VA IDA, (Series 1997), Weekly
                          VRDNs (Riverside Health System)                                  2,000,000
    6,300,000             Loudoun County, VA IDA, (Series 2003C), Daily VRDNs
                          (Howard Hughes Medical Institute)                                6,300,000
    6,000,000             Montgomery County, VA IDA, (Series 2005), Daily
                          VRDNs (Virginia Tech Foundation)/(Bank of America
                          N.A. LOC)                                                        6,000,000
    6,500,000             Spotsylvania County, VA IDA, (Series 1993), Weekly
                          VRDNs (Carlisle Corp. Project)/
                          (SunTrust Bank LOC)                                              6,500,000
    14,000,000            Virginia College Building Authority, (Series 2002),
                          Weekly VRDNs (Shenandoah University)/(Branch
                          Banking & Trust Co. of Virginia LOC)                            14,000,000
    15,655,000            Virginia Resources Authority, Water and Sewer
                          (Series 1997), Weekly VRDNs (Henrico County,
                          VA)/(SunTrust Bank LIQ)                                         15,655,000
    1,220,000    (2)      Virginia State Public Building Authority, Floater
                          Certificates (Series 1998-131), Weekly VRDNs (MBIA
                          Insurance Corp. INS)/(Morgan Stanley LIQ)                        1,220,000
                          Total                                                          159,500,000
                          Washington--1.9%
    4,000,000    (2)      ABN AMRO MuniTOPS Certificates Trust (Multistate
                          Non-AMT), (Series 1998-16), Weekly VRDNs (Port of
                          Seattle, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO
                          Bank NV, Amsterdam LIQ)                                          4,000,000
    11,957,000   (2)       ABN AMRO MuniTOPS Certificates Trust (Multistate
                          Non-AMT), (Series 1999-12), Weekly VRDNs
                          (Washington State)/(MBIA Insurance Corp. INS)/(ABN
                          AMRO Bank NV, Amsterdam LIQ)                                    11,957,000
    5,000,000    (2)       ABN AMRO MuniTOPS Certificates Trust (Multistate
                          Non-AMT), (Series 2001-1), Weekly VRDNs (King
                          County, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO
                          Bank NV, Amsterdam LIQ)                                          5,000,000
    8,680,000    (2)       ABN AMRO MuniTOPS Certificates Trust (Multistate
                          Non-AMT), (Series 2002-36), Weekly VRDNs (Tacoma,
                          WA Regional Water Supply System)/(MBIA Insurance
                          Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                     8,680,000
    4,170,000    (2)      Clark County, WA Public Utilities District No. 001,
                          MERLOTS (Series 2001-A122), Weekly VRDNs (FSA
                          INS)/(Wachovia Bank N.A. LIQ)                                    4,170,000
    8,130,000    (2)      Clark County, WA School District No. 119
                          Battleground, (PT-2786), Weekly VRDNs (FSA
                          INS)/(Merrill Lynch & Co., Inc. LIQ)                             8,130,000
    8,500,000    (2)      Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA
                          Insurance Corp. INS)/(Landesbank Hessen-Thueringen
                          (GTD) LIQ)                                                       8,500,000
    5,220,000    (2)      Energy Northwest, WA, (PT-1392), Weekly VRDNs
                          (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)                      5,220,000
    10,870,000   (2)      Energy Northwest, WA, ROCs (Series 4524), Weekly
                          VRDNs (MBIA Insurance Corp. INS)/
                          (Citigroup Global Markets Holdings, Inc. LIQ)                   10,870,000
    6,850,000    (2)      King County, WA, PUTTERs (Series 848), Weekly VRDNs
                          (FGIC INS)/(Dresdner Bank AG, Frankfurt LIQ)                     6,850,000
    10,000,000   (2)      King County, WA, MERLOTS (Series 2000 E), Weekly
                          VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                       10,000,000
    2,200,000             Port of Seattle, WA, (Series 1985), Weekly VRDNs
                          (Douglas Management Co.)/(Bank of America N.A. LOC)              2,200,000
    20,825,000   (2)      Seattle, WA Municipal Light & Power, MERLOTS
                          (Series 2001 A56), Weekly VRDNs (FSA INS)/(Wachovia
                          Bank N.A. LIQ)                                                  20,825,000
    5,290,000    (2)      Seattle, WA Water System, ROCs (Series 4006),
                          Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup
                          Global Markets Holdings, Inc. LIQ)                               5,290,000
    3,470,000    (2)       Spokane, WA School District No. 081, ROCs (Series
                          4000), Weekly VRDNs (FSA INS)/
                          (Citigroup Global Markets Holdings, Inc. LIQ)                    3,470,000
    7,845,000             Washington State EDFA, (Series 2005A), Weekly VRDNs
                          (Northwest Center)/(Key Bank, N.A. LOC)                          7,845,000
    3,380,000             Washington State Housing Finance Commission,
                          (Series 2005 B), Weekly VRDNs (Forest Ridge School
                          of the Sacred Heart)/(Key Bank, N.A. LOC)                        3,380,000
    34,860,000   (2)      Washington State, Class A Certificates (Series
                          2002-205), Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Bear Stearns Cos., Inc. LIQ)                              34,860,000
    2,050,000    (2)      Washington State, MERLOTS (Series 2002-A14), Weekly
                          VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank
                          N.A. LIQ)                                                        2,050,000
    9,135,000    (2)      Washington State, PUTTERs (Series 744), Weekly
                          VRDNs (FSA INS)/(Dresdner Bank AG, Frankfurt LIQ)                9,135,000
    5,170,000    (2)      Washington State, Piper Certificates (Series
                          2002G), Weekly VRDNs (FGIC INS)/(Bank of New York
                          LIQ)                                                             5,170,000
    3,765,000    (2)      Washington State, Piper Variable Certificates
                          (Series 2002B), Weekly VRDNs (FSA INS)/
                          (Bank of New York LIQ)                                           3,765,000
                          Total                                                          181,367,000
                          West Virginia--0.1%
    6,120,000             Cabell County Commission, WV, (Series 1995), Weekly
                          VRDNs (Foster Foundation)/
                          (Huntington National Bank, Columbus, OH LOC)                     6,120,000
    1,300,000    (2)      West Virginia University, MERLOTS (Series
                          2002-A-15), Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Wachovia Bank N.A. LIQ)                                    1,300,000
                          Total                                                            7,420,000
                          Wisconsin--1.9%
    17,375,000   (2)      ABN AMRO MuniTOPS Certificates Trust (Wisconsin
                          Non-AMT), (Series 2005-25), Weekly VRDNs (Central
                          Brown County, WI Water Authority)/(AMBAC INS)/(ABN
                          AMRO Bank NV, Amsterdam LIQ)                                    17,375,000
    4,900,000             Chippewa Falls WI, Unified School District, 4.00%
                          TRANs, 9/29/2006                                                 4,938,039
    22,000,000   (2)      Clipper Tax-Exempt Certificates Trust (Wisconsin
                          Non-AMT), (Series 2004-4), Weekly VRDNs (Wisconsin
                          State)/(MBIA Insurance Corp. INS)/(State Street
                          Bank and Trust Co. LIQ)                                         22,000,000
    4,685,000             Eau Claire, WI Area School Disrict, 4.00% TRANs,
                          8/25/2006                                                        4,720,335
    14,000,000            Franklin, WI Community Development Authority,
                          (Series 2002), Weekly VRDNs (Indian Community
                          School of Milwaukee, Inc.)/(J P Morgan Chase Bank,
                          N.A. LOC)                                                       14,000,000
    5,400,000             Germantown, WI School District, 3.75% TRANs,
                          8/25/2006                                                        5,432,962
    26,000,000            Kenosha, WI United School District No. 1, 3.75%
                          TRANs, 9/26/2006                                                26,179,755
    10,000,000            Mequon-Thiensville, WI School District, 4.00%
                          TRANs, 9/8/2006                                                 10,086,109
    5,000,000             Milton, WI School District, 3.75% TRANs, 9/20/2006               5,033,080
    15,000,000            Milwaukee, WI Redevelopment Authority, (Series
                          2005), Weekly VRDNs (University of
                          Wisconsin-Milwaukee)/(DePfa Bank PLC LOC)                       15,000,000
    5,365,000             Milwaukee, WI, (Series 1999), Weekly VRDNs
                          (Goodwill Industries of Southeastern Wisconsin and
                          Metropolitan Chicago, Inc.)/(U.S. Bank, N.A. LOC)                5,365,000
    3,150,000             Sun Prairie, WI Area School District, 4.10% TRANs,
                          10/25/2006                                                       3,179,932
    7,000,000    (2)      University of Wisconsin Hospital and Clinics
                          Authority, MERLOTS (Series 2000RR), Weekly VRDNs
                          (FSA INS)/(Wachovia Bank N.A. LIQ)                               7,000,000
    1,760,000             Wisconsin State HEFA, (Series 1997), Weekly VRDNs
                          (Cedar Crest, Inc.)/(J P Morgan Chase Bank, N.A.
                          LOC)                                                             1,760,000
    2,410,000             Wisconsin State HEFA, (Series 2000), Weekly VRDNs
                          (Grace Lutheran Foundation, Inc.)/
                          (U.S. Bank, N.A. LOC)                                            2,410,000
    6,500,000             Wisconsin State HEFA, (Series 2003B), Weekly VRDNs
                          (Franciscan Sisters of Christian Charity HealthCare
                          Ministry, Inc.)/(Marshall & Ilsley Bank, Milwaukee
                          LOC)                                                             6,500,000
    1,750,000             Wisconsin State HEFA, (Series 2005), Weekly VRDNs
                          (Hospicecare Holdings, Inc.)/(Marshall & Ilsley
                          Bank, Milwaukee LOC)                                             1,750,000
    21,590,000   (2)      Wisconsin State HEFA, MERLOTS (Series 1997 B),
                          Weekly VRDNs (Sinai Samaritan Medical Center,
                          Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank
                          N.A. LIQ)                                                       21,590,000
    5,585,000    (2)      Wisconsin State Transportation, ROCs (Series 7000),
                          Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ)             5,585,000
                          Total                                                          179,905,212
                          Wyoming--0.3%
    400,000               Douglas, WY, 2.80% TOBs (Safeway Inc.)/(Deutsche
                          Bank Trust Co. Americas LOC), Mandatory Tender
                          12/1/2005                                                          400,000
    24,600,000            Sweetwater County, WY, PCRB (Series 1990A), Weekly
                          VRDNs (Pacificorp)/(Barclays Bank PLC LOC)                      24,600,000
                          Total                                                           25,000,000
                          Total municipal Investments--99.6%                            9,592,463,097
                          (at amortized cost)(3)
                          other assets and liabilities - net -0.4%                        42,198,175
                          total net assets -100%                                  $    9,634,661,272

At October 31, 2005, the fund holds no securities that are subject to the federal alternative minimum tax.

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 by Standard & Poor's, MIG-1, or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security is rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At October 31, 2005, the portfolio securities were rated as follows:
       Tier Rating Based on Total Market Value

      First Tier          Second Tier
      100.0%              0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $2,514,452,780 which represents 26.1% of total net assets.
3      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
EDA         --Economic Development Authority
EDC         --Economic Development Commission
EDFA        --Economic Development Financing Authority
EDR         --Economic Development Revenue
EDRB        --Economic Development Revenue Bonds
FGIC        --Financial Guaranty Insurance Company
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDFA        --Industrial Development Finance Authority
IDRB        --Industrial Development Revenue Bond
INS         --Insured
INV         --Investment Agreement
ISD         --Independent School District
LIQ(s)      --Liquidity Agreement(s)
LOC(s)      --Letter(s) of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
MFH         --Multi Family Housing
PCRB        --Pollution Control Revenue Bond
PCR         --Pollution Control Revenue
PCFA        --Pollution Control Finance Authority
PUTTERs     --Puttable Tax-Exempt Receipts
RANs        --Revenue Anticipation Notes
ROCs        --Reset Option Certificates
SPEARs      --Short Puttable Exempt Adjustable Receipts
SWP         --Swap Agreement
TANs        --Tax Anticipation Notes
TICs        --Trust Inverse Certificates
TOBs        --Tender Option Bonds
TOCs        --Tender Offer Certificates
TOPS        --Trust Obligation Participation Securities
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes


Treasury Obligations Fund
Portfolio of Investments
October 31, 2005 (unaudited)

      Principal
      Amount                                                                                    Value
                             U.S. Treasury--3.9%
      43,500,000             United States Treasury Notes, 2.500%, 5/31/2006                   43,253,978
      86,500,000             United States Treasury Notes, 2.500%, 10/31/2006                  85,078,613
      261,000,000            United States Treasury Notes, 2.750%, 6/30/2006                  259,342,387
      87,000,000             United States Treasury Notes, 2.750%, 7/31/2006                   86,249,107
                             Total U.S. Treasury                                              473,924,085
                             Repurchase Agreements--96.3%
      940,000,000            Interest in $1,000,000,000 joint repurchase
                             agreement 3.96%, dated 10/31/2005 under which ABN
                             AMRO Bank NV, New York will repurchase U.S.
                             Treasury securities with various maturities to
                             2/15/2031 for $1,000,110,000 on 11/1/2005. The
                             market value of the underlying securities at the
                             end of the period was $1,020,112,924                             940,000,000
      1,398,000,000          Interest in $1,784,000,000 joint repurchase                    1,398,000,000
                             agreement 3.98%, dated 10/31/2005 under which BNP
                             Paribas Securities Corp. will repurchase U.S.
                             Treasury securities with various maturities to
                             4/15/2032 for $1,784,197,231 on 11/1/2005. The
                             market value of the underlying securities at the
                             end of the period was $1,819,680,799
      1,000,000,000          Interest in $1,000,000,000 joint repurchase                    1,000,000,000
                             agreement 3.97%, dated 10/31/2005 under which Bear
                             Stearns and Co., Inc. will repurchase U.S. Treasury
                             securities with various maturities to 8/15/2015 for
                             $1,000,110,278 on 11/1/2005. The market value of
                             the underlying securities at the end of the period
                             was $1,024,398,320
      100,000,000            Interest in $100,000,000 joint repurchase agreement
                             3.96%, dated 10/31/2005 under which CIBC World
                             Markets Corp. will repurchase a U.S. Treasury
                             security with a maturity of 5/15/2013 for
                             $100,011,000 on 11/1/2005. The market value of the
                             underlying security at the end of the period was
                             $102,001,591                                                     100,000,000
      340,000,000  (1)       Interest in $400,000,000 joint repurchase agreement
                             4.00%, dated 10/25/2005 under which Credit Suisse
                             First Boston Corp. will repurchase U.S. Treasury
                             securities with various maturities to 4/15/2029 for
                             $403,777,778 on 1/19/2006. The market value of the
                             underlying securities at the end of the period was
                             $416,981,782                                                     340,000,000
      90,000,000             Interest in $100,000,000 joint repurchase agreement
                             3.86%, dated 10/31/2005 under which Deutsche Bank
                             Securities, Inc. will repurchase U.S. Treasury
                             securities with various maturities to 3/15/2009 for
                             $100,010,722 on 11/1/2005. The market value of the
                             underlying securities at the end of the period was
                             $102,011,291                                                      90,000,000
      1,914,000,000          Interest in $2,750,000,000 joint repurchase                    1,914,000,000
                             agreement 3.96%, dated 10/31/2005 under which
                             Deutsche Bank Securities, Inc will repurchase U.S.
                             Treasury securities with various maturities to
                             5/15/2015 for $2,750,302,500 on 11/1/2005. The
                             market value of the underlying securities at the
                             end of the period was $2,805,309,203
      500,000,000            Interest in $500,000,000 joint repurchase agreement
                             3.97%, dated 10/31/2005 under which HSBC
                             Securities, Inc. will repurchase U.S. Treasury
                             securities with various maturities to 1/15/2015 for
                             $500,055,139 on 11/1/2005. The market value of the
                             underlying securities at the end of the period was
                             $510,001,822                                                     500,000,000
      1,770,355,000          Interest in $2,749,000,000 joint repurchase                    1,770,355,000
                             agreement 3.96%, dated 10/31/2005 under which J.P.
                             Morgan Securities Inc. will repurchase U.S.
                             Treasury securities with various maturities to
                             2/15/2031 for $2,749,302,390 on 11/1/2005. The
                             market value of the underlying securities at the
                             end of the period was $2,804,544,423
      438,000,000  (1)       Interest in $500,000,000 joint repurchase agreement
                             4.00%, dated 10/25/2005 under which Merrill Lynch
                             Government Securities will repurchase U.S. Treasury
                             securities with various maturities to 8/15/2012 for
                             $504,666,667 on 1/19/2006. The market value of the
                             underlying securities at the end of the period was
                             $510,001,878                                                     438,000,000
      1,490,000,000          Interest in $1,865,000,000 joint repurchase                    1,490,000,000
                             agreement 3.96%, dated 10/31/2005 under which
                             Morgan Stanley and Co., Inc. will repurchase U.S.
                             Treasury securities with various maturities to
                             2/15/2021 for $1,865,205,150 on 11/1/2005. The
                             market value of the underlying securities at the
                             end of the period was $1,902,690,963
      132,000,000            Interest in $142,000,000 joint repurchase agreement
                             3.86%, dated 10/31/2005 under which UBS Securities
                             LLC will repurchase U.S. Treasury securities with
                             various maturities to 5/15/2008 for $142,015,226 on
                             11/1/2005. The market value of the underlying
                             securities at the end of the period was $144,843,693             132,000,000
      612,000,000  (1)       Interest in $700,000, 000 joint repurchase
                             agreement 3.88%, dated 9/28/2005 under which UBS
                             Securities LLC will repurchase U.S. Treasury
                             securities with various maturities to 4/15/2009 for
                             $707,393,556 on 1/5/2006. The market value of the
                             underlying securities at the end of the period was
                             $716,995,237                                                     612,000,000
      600,000,000            Interest in $600,000,000 joint repurchase agreement
                             3.94%, dated 10/31/2005 under which UBS Securities
                             LLC will repurchase U.S. Treasury securities with
                             various maturities to 4/15/2010 for $600,065,667 on
                             11/1/2005. The market value of the underlying
                             securities at the end of the period was $612,002,421             600,000,000
      199,000,000  (1)       Interest in $240,000,000 joint repurchase agreement
                             3.96%, dated 10/25/2005 under which UBS Securities
                             LLC will repurchase U.S. Treasury securities with
                             various maturities to 3/15/2010 for $241,742,400 on
                             12/30/2005. The market value of the underlying
                             securities at the end of the period was $241,742,400             199,000,000
      253,000,000  (1)       Interest in $300,000,000 joint repurchase agreement
                             4.02%, dated 10/28/2005 under which UBS Securities
                             LLC will repurchase U.S. Treasury securities with
                             various maturities to 4/15/2028 for $302,512,500 on
                             1/11/2006. The market value of the underlying
                             securities at the end of the period was $307,997,598             253,000,000
                             Total Repurchase Agreements                                    11,776,355,000
                             Total Investments--100.2%                                      12,250,279,085
                             (at amortized cost)(2)
                             Other assets and liabilities--net--(0.2)%                         (18,392,818)
                             Total Net assets--100%                                    $     12,231,886,267

1 Although the repurchase date is more than seven days after the date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if credit worthiness of the issuer is downgraded.
2      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Investments in other open-end regulated investment companies are valued at net asset value.


Trust For Government Cash Reserves
Portfolio of Investments
October 31, 2005 (unaudited)

    Principal
    Amount                                                                                Value
                       Government Agencies--101.3%
$   5,500,000  (1)     Federal Farm Credit System Discount Notes, 3.700% -
                       3.790%, 11/1/2005 - 2/28/2006                            $          5,488,750
    25,000,000 (2)     Federal Farm Credit System Floating Rate Notes,
                       3.740% - 4.001%, 11/1/2005 - 1/6/2006                              24,997,472
    1,900,000          Federal Farm Credit System Notes, 2.500%,
                       11/15/2005 - 3/15/2006                                              1,895,942
    42,000,000 (1)     Federal Home Loan Bank System Discount Notes,
                       3.464% - 4.000%, 11/1/2005 - 1/18/2006                             41,920,474
    4,000,000  (2)     Federal Home Loan Bank System Floating Rate Notes,
                       3.670% - 3.885%, 11/16/2005 - 12/28/2005                            3,998,900
    2,990,000          Federal Home Loan Bank System Notes, 2.250% -
                       5.375%, 5/15/2006 - 8/28/2006                                       2,991,672
    4,000,000  (1)     Tennessee Valley Authority Discount Notes, 3.900%,
                       12/22/2005                                                          3,977,900
                       Total Investments -
                       101.3%

                       (at amortized cost)(3)                                             85,271,110
                       other assets and liabilities - net - (1.3)%                       (1,123,154)
                       total net assets - 100%                                  $         84,147,956

1      Discount rate at the time of purchase.
2      Floating rate note with current rate and next reset date shown.
3      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


Trust For U.S. Treasury Obligations
Portfolio of Investments
October 31, 2005 (unaudited)

     Principal
     Amount                                                                                Value
                            U.S. Treasury obligations--3.8%
                            U.S. Treasury Notes - 3.8%
$    2,000,000              United States Treasury Notes, 2.500%, 5/31/2006      $          1,988,689
     3,500,000              United States Treasury Notes, 2.500%, 10/31/2006                3,442,487
     12,000,000             United States Treasury Notes, 2.750%, 6/30/2006                11,923,788
     4,000,000              United States Treasury Notes, 2.750%, 7/31/2006                 3,965,476
                                Total U.S. Treasury obligations                            21,320,440
                            Repurchase Agreements--96.3%
     40,000,000             Interest in $1,000,000,000 joint repurchase
                            agreement 3.960%, dated 10/31/2005 under which
                            ABN AMRO Bank NV, New York will repurchase U.S.
                            Treasury securities with various maturities to
                            2/15/2031 for $1,000,110,000 on 11/1/2005. The
                            market value of the underlying securities at
                            the end of the period was $1,020,112,925.                      40,000,000
     106,000,000            Interest in $ 1,784,000,000 joint repurchase
                            agreement 3.980%, dated 10/31/2005 under which
                            BNP Paribas Securities Corp. will repurchase
                            U.S. Treasury securities with various
                            maturities to 4/15/2032 for $1,784,197,231 on
                            11/1/2005.  The market value of the underlying
                            securities at the end of the period was
                            $1,819,680,799.                                               106,000,000
     16,000,000   (1)       Interest in $400,000,000 joint repurchase
                            agreement 4.000%, dated 10/25/2005 under which
                            Credit Suisse First Boston LLC will repurchase
                            U.S. Treasury securities with various
                            maturities to 4/15/2029 for $403,777,778 on
                            1/19/2006.  The market value of the underlying
                            securities at the end of the period was
                            $416,981,782.                                                  16,000,000
     106,000,000            Interest in $2,750,000,000 joint repurchase
                            agreement 3.960%, dated 10/31/2005 under which
                            Deutsche Bank Securities, Inc. will repurchase
                            U.S. Treasury securities with various
                            maturities to 5/15/2015 for $2,750,302,500 on
                            11/1/2005.  The market value of the underlying
                            securities at the end of the period was
                            $2,805,309,203.                                               106,000,000
     92,707,000             Interest in $2,749,000,000 joint repurchase
                            agreement 3.960%, dated 10/31/2005 under which
                            J.P. Morgan Securities, Inc. will repurchase
                            U.S. Treasury securities with various
                            maturities to 2/15/2031 for $2,749,302,390 on
                            11/1/2005.  The market value of the underlying
                            securities at the end of the period was
                            $2,804,544,423.                                                92,707,000
     17,000,000   (1)       Interest in $500,000,000 joint repurchase
                            agreement 4.000%, dated 10/25/2005 under which
                            Merrill Lynch Government Securities will
                            repurchase U.S. Treasury securities with
                            various maturities to 8/15/2012 for
                            $504,666,667 on 1/19/2006.  The market value of
                            the underlying securities at the end of the
                            period was $510,001,878.                                       17,000,000
     106,000,000            Interest in $1,865,000,000 joint repurchase
                            agreement 3.960%, dated 10/31/2005 under which
                            Morgan Stanley & Co., Inc. will repurchase U.S.
                            Treasury securities with various maturities to
                            2/15/2021 for $1,865,205,150 on 11/1/2005.  The
                            market value of the underlying securities at
                            the end of the period was $1,902,690,963.                     106,000,000
     24,000,000   (1)       Interest in $700,000,000 joint repurchase
                            agreement 3.880%, dated 9/28/2005 under which
                            UBS Securities LLC will repurchase U.S.
                            Treasury securities with various maturities to
                            4/15/2009 for $707,393,556 on 1/5/2006.  The
                            market value of the underlying securities at
                            the end of the period was $716,995,237.                        24,000,000
     11,000,000   (1)       Interest in $240,000,000 joint repurchase
                            agreement 3.960%, dated 10/25/2005 under which
                            UBS Securities LLC will repurchase U.S.
                            Treasury securities with various maturities to
                            3/15/2010 for $241,742,400 on 12/30/2005.  The
                            market value of the underlying securities at
                            the end of the period was $245,800,242.                        11,000,000
     15,000,000   (1)       Interest in $300,000,000 joint repurchase
                            agreement 4.020%, dated 10/28/2005 under which
                            UBS Securities LLC will repurchase U.S.
                            Treasury securities with various maturities to
                            3/15/2010 for $302,512,500 on 1/11/2006.  The
                            market value of the underlying securities at
                            the end of the period was $307,997,598.                        15,000,000
                                Total Repurchase Agreements                               533,707,000
                                Total Investments - 100.1%
                                (AT AMORTIZED COST)(2)                                    555,027,440
                                other assets and liabilities - net - (0.1)%                 (824,535)
                                Total net assets - 100%                          $        554,202,905

1 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.








Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
            (insert name and title)
Date        December 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J.Christopher Donahue, Principal Executive Officer
Date        December 22, 2005


By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
Date        December 22, 2005